UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197
(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: January 31

Date of reporting period: July 31, 2023

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report
July 31, 2023

AEW Global Focused Real Estate Fund

AEW Global Focused Real Estate Fund

Managers
An Chen, CFA®*
Peter Ho*
Robert Oosterkamp
Milton Low, CFA®**
Gina Szymanski, CFA®
AEW Capital Management, L.P.

Symbols
Class A	NRFAX
Class C	NRCFX
Class N	NRFNX
Class Y	NRFYX

*	Effective July 14, 2023, An Chen and Peter Ho serve as portfolio managers of the Fund.
**	Effective July 14, 2023, Milton Low no longer serves as portfolio manager of the Fund.

Investment Goal
The Fund seeks to provide investors with above-average income and long-term growth of capital.

Average Annual Total Returns — July 31, 2023[1],[2]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[3]
					Gross	Net
Class Y
NAV	-2.88%	-6.55%	2.21%	5.00%	1.16%	0.90%
Class A
NAV	-3.04	-6.78	1.96	4.74	1.41	1.15
With 5.75% Maximum Sales Charge	-8.63	-12.12	0.76	4.12
Class C
NAV	-3.32	-7.42	1.19	4.10	2.16	1.90
With CDSC[4]	-4.27	-8.33	1.19	4.10
Class N
NAV	-2.85	-6.49	2.24	5.08	1.09	0.85
Comparative Performance
FTSE EPRA Nareit Developed Index (Net)[5]	-3.81	-8.27	0.47	3.15
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.
2	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.
3
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/24. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

5
The FTSE EPRA Nareit Developed Index (Net) is an index designed to track the performance of listed real estate companies and real estate investment trusts ("REITs")
worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds ("ETFs").

1 |

ADDITIONAL INFORMATION
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
ADDITIONAL INDEX INFORMATION
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
PROXY VOTING INFORMATION
A description of the Natixis Funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information about how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Natixis Funds’ website and the SEC website.
QUARTERLY PORTFOLIO SCHEDULES
The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
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Understanding Fund Expenses
As a mutual fund shareholder, you incur different costs:  transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees ("12b-1 fees"), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.
The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2023 through July 31, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.
The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
AEW GLOBAL FOCUSED REAL ESTATE FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023
Class A
Actual	$1,000.00	$969.60	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$966.80	$9.27
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class N
Actual	$1,000.00	$971.50	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$971.20	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*
Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement):  1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

3 |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement at its June Board Meeting.
In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing the Fund against similarly categorized funds and performance ratings provided by a different third-party rating organization. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2023. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Fund under the Agreement.The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the benefits to the Fund from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social and governance-specific disclosures, and vendor oversight.
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The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.
Investment performance of the Fund and the Adviser.As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Fund and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.
The Board noted that through December 31, 2022, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
AEW Global Focused Real Estate Fund	61%	60%	55%
The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third-party data provider for all periods. The Board concluded that other factors relevant to performance supported renewal of the Agreement, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund outperformed its relevant benchmark for the three-year period ended December 31, 2022; (3) that the Fund generally performed in line with its benchmark and performed equally to its peer group median for the one-year period ended December 31, 2022; and (4) that the Fund’s strategy changed effective June 1, 2019, and therefore the Fund’s performance rankings for periods prior to that date are not necessarily as relevant a comparison. The Board also considered information about the Fund’s more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund.The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Fund has an expense limitation in place and they considered the amounts waived or reimbursed by the Adviser for the Fund under its expense limitation agreement. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
5 |

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Adviser had implemented breakpoints and/or expense limitations with respect to the Fund and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that the Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and lingering effects of the Covid-19 crisis, as applicable, on the performance, asset levels and expense ratios of the Fund.
• Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2024.
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LIQUIDITY RISK MANAGEMENT PROGRAM
Annual Report for the Period Commencing on January 1, 2022 and ending December 31, 2022 (including updates through July 31, 2023)
Effective December 1, 2018, the Fund adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.
The Rule requires the Fund to assess, manage and review its liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, the Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
The Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Fund has not established an HLIM.
During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material events that impacted the operation of the Fund’s Program. During the period, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.
During the period January 1, 2023 through July 31, 2023, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.
Annual Program Assessment and Conclusion
In the opinion of the Program Administrators, the Program approved by the Fund's Board is operating effectively. The Program Administrators have also monitored, assessed and managed the Fund’s liquidity risk regularly throughout the period.
Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by the Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.
7 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Australia — 3.4%
50,052	Goodman Group	$692,077
333,459	GPT Group	974,653
110,000	Ingenia Communities Group	302,464
596,581	Region RE Ltd.	971,849
		2,941,043
	Belgium — 0.4%
3,471	VGP NV	370,574
	Canada — 2.0%
163,590	Dream Industrial Real Estate Investment Trust	1,760,393
	France — 2.0%
7,382	Gecina SA	798,086
19,946	Klepierre SA	529,440
45,127	Mercialys SA	390,637
		1,718,163
	Germany — 2.3%
5,500	LEG Immobilien SE(a)	388,864
324,043	Sirius Real Estate Ltd.	344,345
53,581	Vonovia SE	1,248,436
		1,981,645
	Hong Kong — 4.5%
62,000	Henderson Land Development Co. Ltd.	191,652
175,081	Link REIT	984,158
504,631	Sino Land Co. Ltd.	619,446
88,500	Sun Hung Kai Properties Ltd.	1,111,261
146,000	Swire Properties Ltd.	366,361
114,696	Wharf Real Estate Investment Co. Ltd.	615,512
		3,888,390
	Japan — 9.3%
1,091	GLP J-REIT	1,074,814
1,600	Invincible Investment Corp.	662,856
601	Kenedix Office Investment Corp.	1,429,023
98,029	Mitsui Fudosan Co. Ltd.	2,013,999
155	Nippon Accommodations Fund, Inc.	734,700
267	Nippon Building Fund, Inc.	1,119,214
22,600	Nomura Real Estate Holdings, Inc.	560,548
18,900	Sumitomo Realty & Development Co. Ltd.	506,509
		8,101,663
	Netherlands — 0.2%
14,598	CTP NV	200,022
	Singapore — 2.7%
544,288	CapitaLand Ascendas REIT	1,150,965
568,600	Mapletree Logistics Trust	722,852
590,600	PARAGON REIT	424,353
		2,298,170
	Spain — 0.7%
65,896	Merlin Properties SOCIMI SA	614,083
	Sweden — 1.1%
204,058	Fastighets AB Balder, Class B(a)	952,231
	United Kingdom — 4.7%
58,844	Big Yellow Group PLC	809,821
244,711	LondonMetric Property PLC	580,547
134,652	Segro PLC	1,319,529
213,687	Tritax Big Box REIT PLC	378,911
Shares	Description	Value (†)
	United Kingdom — continued
46,636	UNITE Group PLC	$582,277
66,432	Workspace Group PLC	423,275
		4,094,360
	United States — 65.0%
68,440	American Homes 4 Rent, Class A	2,565,131
6,517	American Tower Corp.	1,240,250
19,040	AvalonBay Communities, Inc.	3,591,896
42,290	Boston Properties, Inc.	2,817,783
159,720	Brixmor Property Group, Inc.	3,632,033
49,520	CubeSmart	2,147,187
14,470	Digital Realty Trust, Inc.	1,803,251
6,550	Equinix, Inc.	5,304,976
106,020	Healthcare Realty Trust, Inc.	2,070,571
117,180	NETSTREIT Corp.	2,096,350
54,200	Prologis, Inc.	6,761,450
6,210	Public Storage	1,749,668
45,500	Rexford Industrial Realty, Inc.	2,506,595
18,328	Ryman Hospitality Properties, Inc.	1,746,475
21,610	Simon Property Group, Inc.	2,692,606
15,893	Sun Communities, Inc.	2,070,858
83,480	UDR, Inc.	3,412,662
73,184	Ventas, Inc.	3,550,888
145,046	VICI Properties, Inc.	4,566,048
		56,326,678
	Total Common Stocks (Identified Cost $87,602,924)	85,247,415

Principal Amount
Short-Term Investments — 2.2%
$1,865,776	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $1,865,905 on 8/01/2023 collateralized by $2,191,800 U.S. Treasury Note, 1.250% due 9/30/2028 valued at $1,903,156 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,865,776)	1,865,776
	Total Investments — 100.5% (Identified Cost $89,468,700)	87,113,191
	Other assets less liabilities — (0.5)%	(393,551)
	Net Assets — 100.0%	$86,719,640

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of July 31, 2023 (Unaudited)
AEW Global Focused Real Estate Fund (continued)
Industry Summary at July 31, 2023 (Unaudited)
Specialized REITs	18.2%
Industrial REITs	17.3
Residential REITs	15.3
Retail REITs	13.1
Real Estate Management & Development	10.8
Diversified REITs	9.2
Health Care REITs	6.5
Office REITs	5.1
Hotel & Resort REITs	2.8
Short-Term Investments	2.2
Total Investments	100.5
Other assets less liabilities	(0.5)
Net Assets	100.0%
Currency Exposure Summary at July 31, 2023 (Unaudited)
United States Dollar	67.2%
Japanese Yen	9.3
Euro	5.2
British Pound	5.1
Hong Kong Dollar	4.5
Australian Dollar	3.4
Singapore Dollar	2.7
Canadian Dollar	2.0
Swedish Krona	1.1
Total Investments	100.5
Other assets less liabilities	(0.5)
Net Assets	100.0%
See accompanying notes to financial statements.
9 |

Statement of Assets and Liabilities
July 31, 2023 (Unaudited)

ASSETS
Investments at cost	$89,468,700
Net unrealized depreciation	(2,355,509)
Investments at value	87,113,191
Foreign currency at value (identified cost $15)	15
Receivable for Fund shares sold	55,899
Receivable for securities sold	1,121,387
Dividends and interest receivable	119,290
Tax reclaims receivable	23,554
Prepaid expenses	265
TOTAL ASSETS	88,433,601
LIABILITIES
Payable for securities purchased	1,367,718
Payable for Fund shares redeemed	52,033
Management fees payable (Note 5)	24,237
Deferred Trustees’ fees (Note 5)	175,007
Administrative fees payable (Note 5)	3,378
Audit and tax services fees payable	37,883
Payable to distributor (Note 5d)	1,200
Other accounts payable and accrued expenses	52,505
TOTAL LIABILITIES	1,713,961
NET ASSETS	$86,719,640
NET ASSETS CONSIST OF:
Paid-in capital	$100,945,713
Accumulated loss	(14,226,073)
NET ASSETS	$86,719,640
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$16,227,407
Shares of beneficial interest	1,387,906
Net asset value and redemption price per share	$11.69
Offering price per share (100/94.25 of net asset value) (Note 1)	$12.40
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$251,290
Shares of beneficial interest	21,337
Net asset value and offering price per share	$11.78
Class N shares:
Net assets	$3,715,084
Shares of beneficial interest	353,389
Net asset value, offering and redemption price per share	$10.51
Class Y shares:
Net assets	$66,525,859
Shares of beneficial interest	6,346,138
Net asset value, offering and redemption price per share	$10.48
See accompanying notes to financial statements.
| 10

Statement of Operations
For the Six Months Ended July 31, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$1,623,207
Interest	20,839
Less net foreign taxes withheld	(66,375)
1,577,671
Expenses
Management fees (Note 5)	318,888
Administrative fees (Note 5)	19,688
Service and distribution fees (Note 5)	21,641
Trustees' fees and expenses (Note 5)	30,919
Transfer agent fees and expenses (Notes 5 and 6)	52,272
Audit and tax services fees	27,794
Custodian fees and expenses	19,510
Legal fees	2,078
Registration fees	33,302
Shareholder reporting expenses	22,559
Miscellaneous expenses	17,340
Total expenses	565,991
Less waiver and/or expense reimbursement (Note 5)	(162,503)
Net expenses	403,488
Net investment income	1,174,183
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	(2,616,412)
Capital gains distributions received (Note 2)	108,548
Foreign currency transactions (Note 2c)	(9,962)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,386,430)
Foreign currency translations (Note 2c)	(1,612)
Net realized and unrealized loss on Investments and Foreign currency transactions	(3,905,868)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,731,685)
See accompanying notes to financial statements.
11 |

Statement of Changes in Net Assets

	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
FROM OPERATIONS:
Net investment income	$1,174,183	$2,302,937
Net realized loss on investments and foreign currency transactions, including distributions of capital gains received from investments	(2,517,826)	(8,304,309)
Net change in unrealized depreciation on investments and foreign currency translations	(1,388,042)	(13,658,921)
Net decrease in net assets resulting from operations	(2,731,685)	(19,660,293)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(249,923)	(443,026)
Class C	(2,828)	(4,650)
Class N	(59,249)	(94,478)
Class Y	(1,184,150)	(2,441,225)
Total distributions	(1,496,150)	(2,983,379)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	(1,236,891)	(27,671,616)
Net decrease in net assets	(5,464,726)	(50,315,288)
NET ASSETS
Beginning of the period	92,184,366	142,499,654
End of the period	$86,719,640	$92,184,366
See accompanying notes to financial statements.
| 12

Financial Highlights
For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$12.25	$14.58	$12.48	$14.23	$14.62	$14.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.24	0.22 (b)	0.17	0.22	0.25
Net realized and unrealized gain (loss)	(0.54)	(2.30)	2.68	(1.52)	1.61	1.07
Total from Investment Operations	(0.39)	(2.06)	2.90	(1.35)	1.83	1.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.15)	(0.47)	(0.22)	(0.39)	(0.23)
Net realized capital gains	—	(0.12)	(0.33)	(0.18)	(1.83)	(0.96)
Total Distributions	(0.17)	(0.27)	(0.80)	(0.40)	(2.22)	(1.19)
Net asset value, end of the period	$11.69	$12.25	$14.58	$12.48	$14.23	$14.62
Total return(c)(d)	(3.04)%(e)	(14.16)%	23.39%(b)	(8.94)%	13.18%	9.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,227	$18,018	$24,653	$22,619	$33,864	$38,826
Net expenses(f)	1.15%(g)	1.15%	1.15%	1.15%	1.18%(h)	1.25%
Gross expenses	1.53%(g)	1.41%	1.42%	1.55%	1.50%	1.45%
Net investment income	2.56%(g)	1.92%	1.51%(b)	1.43%	1.46%	1.75%
Portfolio turnover rate	36%	90%	84%	119%	107%(i)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
(i)
The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.
13 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$12.33	$14.69	$12.56	$14.32	$14.70	$14.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.15	0.12 (b)	0.08	0.11	0.14
Net realized and unrealized gain (loss)	(0.52)	(2.32)	2.69	(1.53)	1.61	1.06
Total from Investment Operations	(0.42)	(2.17)	2.81	(1.45)	1.72	1.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.07)	(0.35)	(0.13)	(0.27)	(0.08)
Net realized capital gains	—	(0.12)	(0.33)	(0.18)	(1.83)	(0.96)
Total Distributions	(0.13)	(0.19)	(0.68)	(0.31)	(2.10)	(1.04)
Net asset value, end of the period	$11.78	$12.33	$14.69	$12.56	$14.32	$14.70
Total return(c)(d)	(3.32)%(e)	(14.89)%	22.48%(b)	(9.68)%	12.35%	9.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$251	$284	$397	$643	$1,391	$1,946
Net expenses(f)	1.90%(g)	1.90%	1.90%	1.90%	1.93%(h)	2.00%
Gross expenses	2.28%(g)	2.16%	2.18%	2.30%	2.25%	2.20%
Net investment income	1.79%(g)	1.17%	0.84%(b)	0.67%	0.71%	0.98%
Portfolio turnover rate	36%	90%	84%	119%	107%(i)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
(i)
The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$11.03	$13.18	$11.35	$13.00	$13.54	$13.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.25	0.24 (b)	0.17	0.24	0.27
Net realized and unrealized gain (loss)	(0.47)	(2.09)	2.43	(1.38)	1.48	0.98
Total from Investment Operations	(0.33)	(1.84)	2.67	(1.21)	1.72	1.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.19)	(0.51)	(0.26)	(0.43)	(0.27)
Net realized capital gains	—	(0.12)	(0.33)	(0.18)	(1.83)	(0.96)
Total Distributions	(0.19)	(0.31)	(0.84)	(0.44)	(2.26)	(1.23)
Net asset value, end of the period	$10.51	$11.03	$13.18	$11.35	$13.00	$13.54
Total return(c)	(2.85)%(d)	(13.99)%	23.76%(b)	(8.67)%	13.49%	10.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,715	$3,545	$3,654	$2,810	$10,319	$6,830
Net expenses(e)	0.85%(f)	0.85%	0.85%	0.85%	0.88%(g)	0.95%
Gross expenses	1.22%(f)	1.09%	1.10%	1.17%	1.09%	1.00%
Net investment income	2.82%(f)	2.22%	1.80%(b)	1.55%	1.69%	2.07%
Portfolio turnover rate	36%	90%	84%	119%	107%(h)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
(h)
The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$11.00	$13.14	$11.32	$12.96	$13.50	$13.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.25	0.23 (b)	0.18	0.24	0.27
Net realized and unrealized gain (loss)	(0.47)	(2.08)	2.42	(1.38)	1.47	0.98
Total from Investment Operations	(0.33)	(1.83)	2.65	(1.20)	1.71	1.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.19)	(0.50)	(0.26)	(0.42)	(0.27)
Net realized capital gains	—	(0.12)	(0.33)	(0.18)	(1.83)	(0.96)
Total Distributions	(0.19)	(0.31)	(0.83)	(0.44)	(2.25)	(1.23)
Net asset value, end of the period	$10.48	$11.00	$13.14	$11.32	$12.96	$13.50
Total return(c)	(2.88)%(d)	(14.00)%	23.67%(b)	(8.68)%	13.48%	10.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$66,526	$70,337	$113,795	$49,363	$83,933	$73,173
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.90%	0.93%(g)	1.00%
Gross expenses	1.28%(f)	1.16%	1.16%	1.30%	1.25%	1.20%
Net investment income	2.81%(f)	2.19%	1.70%(b)	1.69%	1.72%	2.00%
Portfolio turnover rate	36%	90%	84%	119%	107%(h)	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
(h)
The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.
| 16

Notes to Financial Statements
July 31, 2023 (Unaudited)
1.Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).
The Fund is a diversified investment company.
The Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other
17 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2023 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Fund’s books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2023 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of
| 18

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, passive foreign investment company adjustments and distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2023 was as follows:
2023 Distributions
Ordinary Income	Long-Term Capital Gains	Total
$1,688,845	$1,294,534	$2,983,379
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2023, capital loss carryforwards were as follows:
Capital loss carryforward:
Short-term:
No expiration date	$(6,889,028)
As of July 31, 2023, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
Federal tax cost	$89,468,700
Gross tax appreciation	$2,294,936
Gross tax depreciation	(4,650,445)
Net tax depreciation	$(2,355,509)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund's fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
f. Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a
19 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
| 20

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,941,043	$—	$2,941,043
Belgium	—	370,574	—	370,574
France	—	1,718,163	—	1,718,163
Germany	—	1,981,645	—	1,981,645
Hong Kong	—	3,888,390	—	3,888,390
Japan	—	8,101,663	—	8,101,663
Netherlands	—	200,022	—	200,022
Singapore	—	2,298,170	—	2,298,170
Spain	—	614,083	—	614,083
Sweden	—	952,231	—	952,231
United Kingdom	—	4,094,360	—	4,094,360
All Other Common Stocks(a)	58,087,071	—	—	58,087,071
Total Common Stocks	58,087,071	27,160,344	—	85,247,415
Short-Term Investments	—	1,865,776	—	1,865,776
Total Investments	$58,087,071	$29,026,120	$—	$87,113,191

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended July 31, 2023, purchases and sales of securities (excluding short-term investments) were $30,433,852 and $31,272,392, respectively.
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2024, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.
For the six months ended July 31, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%
AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
21 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
For the six months ended July 31, 2023, the management fees and waiver of management fees for the Fund were as follows:
Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$318,888	$161,561	$157,327	0.75%	0.37%

[1]	Management fee waiver is subject to possible recovery until January 31, 2024.
No expenses were recovered during the six months ended July 31, 2023, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).
Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended July 31, 2023, the service and distribution fees for the Fund were as follows:
Service Fees		Distribution Fees
Class A	Class C	Class C
$20,401	$310	$930
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended July 31, 2023, the administrative fees were as follows:
Administrative Fees
$19,688
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis
| 22

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended July 31, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $37,432.
As of July 31, 2023, the Fund owes Natixis Distribution $1,200 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended July 31, 2023 amounted to $124.
f.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2024 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended July 31, 2023, Natixis Advisors reimbursed the Fund $942 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended July 31, 2023, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):
	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$10,242	$155	$942	$40,933
7.Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit
23 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.
Prior to April 6, 2023, the Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. The Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to the Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended July 31, 2023, the Fund had no borrowings under this agreement.
8.Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.
The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2023, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Number of 5% Account Holders	Percentage of Ownership
3	48.99%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
| 24

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
10.Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	43,179	$492,334	177,236	$2,330,891
Issued in connection with the reinvestment of distributions	22,041	238,220	33,068	423,966
Redeemed	(148,481)	(1,693,818)	(430,215)	(5,401,690)
Net change	(83,261)	$(963,264)	(219,911)	$(2,646,833)
Class C
Issued from the sale of shares	547	$6,328	1,298	$16,366
Issued in connection with the reinvestment of distributions	260	2,828	342	4,607
Redeemed	(2,492)	(29,642)	(5,670)	(75,614)
Net change	(1,685)	$(20,486)	(4,030)	$(54,641)
Class N
Issued from the sale of shares	80,171	$833,783	157,635	$1,815,287
Issued in connection with the reinvestment of distributions	6,066	59,054	8,005	91,727
Redeemed	(54,150)	(562,423)	(121,651)	(1,327,671)
Net change	32,087	$330,414	43,989	$579,343
Class Y
Issued from the sale of shares	850,329	$8,598,120	3,635,168	$41,030,409
Issued in connection with the reinvestment of distributions	119,600	1,160,376	206,042	2,363,468
Redeemed	(1,016,141)	(10,342,051)	(6,107,650)	(68,943,362)
Net change	(46,212)	$(583,555)	(2,266,440)	$(25,549,485)
Decrease from capital share transactions	(99,071)	$(1,236,891)	(2,446,392)	$(27,671,616)
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This Page Intentionally Left Blank

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 9/30/24
5955794.1.1
RE58SA-0723
This page not part of shareholder report

Semiannual Report
July 31, 2023

Natixis Sustainable Future 2015 Fund®
Natixis Sustainable Future 2020 Fund®
Natixis Sustainable Future 2025 Fund®
Natixis Sustainable Future 2030 Fund®
Natixis Sustainable Future 2035 Fund®
Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2065 Fund®

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers
Natixis Advisors, LLC*
AIA U.S. Large Cap Core ESG Segment
AIA U.S. Large Cap Value ESG Segment
AIA U.S. Small/Mid Cap ESG Segment
AIA International Developed Markets Equity ESG Segment
Natixis Investment Managers Solutions, a division of Natixis Advisors, LLC
Harris Associates Large Cap Value Segment
Harris Associates L.P.**
Loomis Sayles All Cap Growth Segment
Loomis Sayles Core Fixed Income Segment
Loomis Sayles Inflation Protected Securities Fund***
Loomis Sayles Limited Term Government and Agency Fund***
Loomis, Sayles & Company, L.P.**
Mirova Global Green Bond Fund***
Mirova International Sustainable Equity Fund***
Mirova US LLC**
WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Investment Management

Symbols
2015 Fund	Class N	NSFBX
2020 Fund	Class N	NSFDX
2025 Fund	Class N	NSFEX
2030 Fund	Class N	NSFFX
2035 Fund	Class N	NSFGX
2040 Fund	Class N	NSFHX
2045 Fund	Class N	NSFJX
2050 Fund	Class N	NSFKX
2055 Fund	Class N	NSFLX
2060 Fund	Class N	NSFMX
2065 Fund	Class N	NSFOX

*
Natixis Advisors, LLC is responsible for determining each Fund’s available underlying funds and separately managed segments, determining each
Fund’s glide path and target allocations and supervising the activities of each Fund’s subadvisers.

**	Affiliated Subadviser
***	Affiliated mutual fund

Investment Goal
Each Fund seeks the highest total return consistent with its current asset allocation.

1 |

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	3.13%[3]	3.56%	4.72%	5.68%	3.68%	0.50%
Comparative Performance
S&P Target Date 2015® Index[4]	3.50	4.17	4.34	4.88
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
NATIXIS SUSTAINABLE FUTURE 2020 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	4.10%[3]	5.29%	5.49%	6.56%	4.48%	0.50%
Comparative Performance
S&P Target Date 2020® Index[4]	3.89	4.87	4.53	5.21
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
| 2

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2025 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	4.44%[3]	6.33%	5.59%	6.87%	2.65%	0.51%
Comparative Performance
S&P Target Date 2025® Index[4]	4.26	5.81	5.19	5.99
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	5.03%	7.90%	6.41%	7.84%	1.66%	0.52%
Comparative Performance
S&P Target Date 2030® Index[4]	5.22	7.19	5.84	6.76
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
3 |

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	5.94%	9.42%	7.12%	8.68%	1.63%	0.53%
Comparative Performance
S&P Target Date 2035® Index[4]	6.16	8.58	6.55	7.56
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
NATIXIS SUSTAINABLE FUTURE 2040 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	6.80%[3]	11.02%	7.56%	9.26%	1.88%	0.54%
Comparative Performance
S&P Target Date 2040® Index[4]	7.09	9.95	7.12	8.17
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
| 4

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2045 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	7.30%	12.37%	8.02%	9.78%	1.88%	0.54%
Comparative Performance
S&P Target Date 2045® Index[4]	7.72	10.96	7.48	8.54
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	7.64%	12.80%	8.07%	9.89%	2.05%	0.55%
Comparative Performance
S&P Target Date 2050® Index[4]	8.01	11.43	7.64	8.74
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
5 |

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	7.68%	13.29%	8.01%	9.86%	2.37%	0.55%
Comparative Performance
S&P Target Date 2055® Index[4]	8.00	11.53	7.69	8.81
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
NATIXIS SUSTAINABLE FUTURE 2060 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	5 Years	Life of Fund	Expense Ratios[2]
					Gross	Net
Class N (Inception 2/28/17)
NAV	7.74%	13.41%	8.36%	10.13%	3.22%	0.55%
Comparative Performance
S&P Target Date 2060® Index[4]	8.13	11.63	7.73	8.92
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 7.
| 6

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2065 FUND

Average Annual Total Returns — July 31, 2023[1]
	6 Months	1 Year	Life of Fund	Expense Ratios[2]
				Gross	Net
Class N (Inception 12/15/21)
NAV	7.75%	13.49%	-1.30%	5.85%	0.55%
Comparative Performance
S&P Target Date 2065+® Index[4]	8.20	11.65	-0.50
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/24. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

4
The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, real estate investment trusts ("REITs"), and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

7 |

ADDITIONAL INFORMATION
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
ADDITIONAL INDEX INFORMATION
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
PROXY VOTING INFORMATION
A description of the Natixis Funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information about how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Natixis Funds’ website and the SEC website.
QUARTERLY PORTFOLIO SCHEDULES
The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
| 8

Understanding Fund Expenses
As a mutual fund shareholder, you incur different costs:  transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees ("12b-1 fees"), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.
The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2023 through July 31, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.
The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
NATIXIS SUSTAINABLE FUTURE 2015 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023**
Class N
Actual	$1,000.00	$1,032.40	$1.21
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.24%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

**
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes.
Amounts expressed in the table include the effect of such adjustments.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023**
Class N
Actual	$1,000.00	$1,039.80	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.25

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.25%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

**
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes.
Amounts expressed in the table include the effect of such adjustments.

9 |

NATIXIS SUSTAINABLE FUTURE 2025 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023**
Class N
Actual	$1,000.00	$1,043.30	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	$1.25

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.25%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

**
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes.
Amounts expressed in the table include the effect of such adjustments.

NATIXIS SUSTAINABLE FUTURE 2030 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023
Class N
Actual	$1,000.00	$1,050.30	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023
Class N
Actual	$1,000.00	$1,059.40	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023**
Class N
Actual	$1,000.00	$1,069.00	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

**
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes.
Amounts expressed in the table include the effect of such adjustments.

| 10

NATIXIS SUSTAINABLE FUTURE 2045 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023
Class N
Actual	$1,000.00	$1,073.00	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023
Class N
Actual	$1,000.00	$1,076.40	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2055 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023
Class N
Actual	$1,000.00	$1,076.80	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023
Class N
Actual	$1,000.00	$1,077.40	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

11 |

NATIXIS SUSTAINABLE FUTURE 2065 FUND	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period* 2/1/2023 – 7/31/2023
Class N
Actual	$1,000.00	$1,077.50	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (181), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

| 12

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board Meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-advisers (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of each Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2023. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements.The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and the Advisers’ affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”), including with respect to the oversight of each Fund’s “glidepath” and the oversight of its sustainability criteria. They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social and governance-specific disclosures, and vendor oversight.
13 |

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers.As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2022, each Fund’s one-, three-, and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Natixis Sustainable Future 2015 Fund	84%	45%	12%
Natixis Sustainable Future 2020 Fund	77%	16%	9%
Natixis Sustainable Future 2025 Fund	77%	35%	9%
Natixis Sustainable Future 2030 Fund	53%	15%	6%
Natixis Sustainable Future 2035 Fund	49%	13%	6%
Natixis Sustainable Future 2040 Fund	53%	34%	6%
Natixis Sustainable Future 2045 Fund	45%	35%	14%
Natixis Sustainable Future 2050 Fund	70%	39%	14%
Natixis Sustainable Future 2055 Fund	67%	66%	16%
Natixis Sustainable Future 2060 Fund	53%	28%	10%
Natixis Sustainable Future 2065 Fund	58%	N/A	N/A
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers and the sub-advisers of the Fund’s underlying segments that were reasonable and consistent with the investment objective and policies of the Fund and the Fund’s underlying segments, respectively; (2) that the Fund is relatively new and therefore has a limited performance history; and (3) that the Fund’s longer-term (three- and/or five-year) performance has been stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with each Fund.The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third-party) of the Funds’ advisory and sub-advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees
| 14

considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity, and quality of the investment management of each Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that each Fund has an expense limitation in place, and they considered the amounts waived or reimbursed by Natixis Advisors for each Fund under their respective expense limitation agreements. The Trustees also noted that each Fund had a total advisory fee rate that was at or below the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees and expenses charged to each Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationship with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. They also considered that because of their relatively small size, the Funds did not have significant economies of scale.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and lingering effects of the Covid-19 crisis, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the ability to offer target date funds with a sustainable investment theme. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
15 |

• The benefit to the Advisers and Natixis Advisors of being able to offer a suite of target date funds with environmental, social and governance-related investment strategies.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2024.
| 16

LIQUIDITY RISK MANAGEMENT PROGRAM
Annual Report for the Period Commencing on January 1, 2022 and ending December 31, 2022 (including updates through July 31, 2023)
Effective December 1, 2018 (December 15, 2021 for Natixis Sustainable Future 2065 Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.
The Rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser to the Funds.
In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.
During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.
During the period January 1, 2023 through July 31, 2023, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.
Annual Program Assessment and Conclusion
In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.
Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.
17 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 26.4% of Net Assets
	Aerospace & Defense — 0.5%
33	AAR Corp.(a)	$1,973
85	Boeing Co.(a)	20,302
7	L3Harris Technologies, Inc.	1,327
5	Lockheed Martin Corp.	2,232
14	Moog, Inc., Class A	1,476
23	RTX Corp.	2,022
		29,332
	Air Freight & Logistics — 0.2%
48	Expeditors International of Washington, Inc.	6,110
4	FedEx Corp.	1,080
27	GXO Logistics, Inc.(a)	1,811
14	United Parcel Service, Inc., Class B	2,620
		11,621
	Automobile Components — 0.4%
6	Aptiv PLC(a)	657
120	BorgWarner, Inc.	5,580
97	Dana, Inc.	1,841
76	Magna International, Inc.	4,889
82	Mobileye Global, Inc., Class A(a)	3,131
25	Phinia, Inc.(a)	709
13	Visteon Corp.(a)	2,003
		18,810
	Automobiles — 0.6%
284	General Motors Co.	10,897
76	Tesla, Inc.(a)	20,325
14	Thor Industries, Inc.	1,617
		32,839
	Banks — 1.4%
55	Ameris Bancorp	2,401
333	Bank of America Corp.	10,656
162	Citigroup, Inc.	7,721
23	Citizens Financial Group, Inc.	742
41	East West Bancorp, Inc.	2,550
4	First Citizens BancShares, Inc., Class A	5,725
103	First Financial Bancorp	2,378
278	FNB Corp.	3,555
169	Fulton Financial Corp.	2,417
56	International Bancshares Corp.	2,780
54	JPMorgan Chase & Co.	8,530
21	PNC Financial Services Group, Inc.	2,875
26	Regions Financial Corp.	530
222	Truist Financial Corp.	7,375
87	Trustmark Corp.	2,285
30	U.S. Bancorp	1,190
54	Webster Financial Corp.	2,555
218	Wells Fargo & Co.	10,063
		76,328
	Beverages — 0.4%
10	Boston Beer Co., Inc., Class A(a)	3,714
36	Coca-Cola Co.	2,230
30	Keurig Dr Pepper, Inc.	1,020
245	Monster Beverage Corp.(a)	14,085
8	PepsiCo, Inc.	1,500
		22,549
	Biotechnology — 0.5%
12	AbbVie, Inc.	1,795
43	Alnylam Pharmaceuticals, Inc.(a)	8,402
Shares	Description	Value (†)
	Biotechnology — continued
3	Biogen, Inc.(a)	$810
50	CRISPR Therapeutics AG(a)	2,866
16	Gilead Sciences, Inc.	1,218
28	Halozyme Therapeutics, Inc.(a)	1,203
12	Incyte Corp.(a)	765
16	Neurocrine Biosciences, Inc.(a)	1,630
11	Regeneron Pharmaceuticals, Inc.(a)	8,161
5	United Therapeutics Corp.(a)	1,214
2	Vertex Pharmaceuticals, Inc.(a)	705
		28,769
	Broadline Retail — 1.0%
40	Alibaba Group Holding Ltd., ADR(a)	4,087
321	Amazon.com, Inc.(a)	42,911
108	eBay, Inc.	4,807
59	Macy's, Inc.	979
		52,784
	Building Products — 0.5%
14	Builders FirstSource, Inc.(a)	2,022
10	Carlisle Cos., Inc.	2,772
15	Carrier Global Corp.	893
73	Fortune Brands Innovations, Inc.	5,188
8	Lennox International, Inc.	2,940
102	Masco Corp.	6,189
21	Owens Corning	2,940
18	Trex Co., Inc.(a)	1,245
		24,189
	Capital Markets — 1.6%
156	Bank of New York Mellon Corp.	7,076
2	BlackRock, Inc.	1,478
7	Cboe Global Markets, Inc.	978
142	Charles Schwab Corp.	9,386
12	CME Group, Inc.	2,388
12	FactSet Research Systems, Inc.	5,220
21	Goldman Sachs Group, Inc.	7,473
93	Intercontinental Exchange, Inc.	10,676
40	Janus Henderson Group PLC	1,174
171	KKR & Co., Inc.	10,154
11	Moody's Corp.	3,880
16	Morgan Stanley	1,465
10	MSCI, Inc.	5,481
5	Northern Trust Corp.	401
7	S&P Global, Inc.	2,762
74	SEI Investments Co.	4,661
101	State Street Corp.	7,316
5	T. Rowe Price Group, Inc.	616
9	Virtus Investment Partners, Inc.	1,852
		84,437
	Chemicals — 0.3%
3	Air Products & Chemicals, Inc.	916
31	Celanese Corp.	3,887
9	DuPont de Nemours, Inc.	699
5	Ecolab, Inc.	916
25	HB Fuller Co.	1,851
18	Innospec, Inc.	1,928
9	Linde PLC	3,516
32	Livent Corp.(a)	788
22	Minerals Technologies, Inc.	1,350
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
3	Sherwin-Williams Co.	$829
11	Stepan Co.	1,054
		17,734
	Commercial Services & Supplies — 0.1%
14	MSA Safety, Inc.	2,324
4	Waste Management, Inc.	655
		2,979
	Communications Equipment — 0.2%
32	Ciena Corp.(a)	1,350
68	Cisco Systems, Inc.	3,539
11	F5, Inc.(a)	1,741
15	Lumentum Holdings, Inc.(a)	785
3	Motorola Solutions, Inc.	860
		8,275
	Construction & Engineering — 0.1%
45	AECOM	3,915
	Construction Materials — 0.1%
4	Martin Marietta Materials, Inc.	1,786
11	Vulcan Materials Co.	2,425
		4,211
	Consumer Finance — 0.5%
268	Ally Financial, Inc.	8,184
42	American Express Co.	7,093
105	Capital One Financial Corp.	12,287
18	Synchrony Financial	622
		28,186
	Consumer Staples Distribution & Retail — 0.4%
25	BJ's Wholesale Club Holdings, Inc.(a)	1,658
5	Costco Wholesale Corp.	2,803
150	Kroger Co.	7,296
42	Sprouts Farmers Market, Inc.(a)	1,649
12	Target Corp.	1,638
26	Walmart, Inc.	4,156
		19,200
	Containers & Packaging — 0.1%
6	Ball Corp.	352
41	Sonoco Products Co.	2,404
		2,756
	Distributors — 0.0%
6	Genuine Parts Co.	934
	Diversified Consumer Services — 0.1%
15	Grand Canyon Education, Inc.(a)	1,628
31	Service Corp. International	2,066
		3,694
	Diversified REITs — 0.0%
97	American Assets Trust, Inc.	2,182
	Diversified Telecommunication Services — 0.2%
200	AT&T, Inc.	2,904
24	Iridium Communications, Inc.	1,261
127	Verizon Communications, Inc.	4,328
		8,493
	Electric Utilities — 0.2%
32	American Electric Power Co., Inc.	2,712
39	Eversource Energy	2,821
21	Exelon Corp.	879
Shares	Description	Value (†)
	Electric Utilities — continued
26	FirstEnergy Corp.	$1,024
17	IDACORP, Inc.	1,748
		9,184
	Electrical Equipment — 0.2%
16	Eaton Corp. PLC	3,285
21	Emerson Electric Co.	1,918
9	Hubbell, Inc.	2,808
14	Regal Rexnord Corp.	2,187
3	Rockwell Automation, Inc.	1,009
		11,207
	Electronic Equipment, Instruments & Components — 0.4%
19	Advanced Energy Industries, Inc.	2,378
11	Amphenol Corp., Class A	971
40	Avnet, Inc.	1,940
30	Cognex Corp.	1,639
9	Corning, Inc.	305
32	Jabil, Inc.	3,541
6	Keysight Technologies, Inc.(a)	967
103	Knowles Corp.(a)	1,882
7	Littelfuse, Inc.	2,132
34	TE Connectivity Ltd.	4,879
2	Teledyne Technologies, Inc.(a)	769
2	Zebra Technologies Corp., Class A(a)	616
		22,019
	Energy Equipment & Services — 0.1%
55	ChampionX Corp.	1,958
112	NOV, Inc.	2,249
17	Schlumberger NV	992
		5,199
	Entertainment — 0.8%
36	Activision Blizzard, Inc.(a)	3,339
10	Electronic Arts, Inc.	1,364
34	Netflix, Inc.(a)	14,925
9	Take-Two Interactive Software, Inc.(a)	1,376
164	Walt Disney Co.(a)	14,578
473	Warner Bros Discovery, Inc.(a)	6,182
		41,764
	Financial Services — 0.9%
59	Block, Inc.(a)	4,751
56	Fiserv, Inc.(a)	7,068
5	FleetCor Technologies, Inc.(a)	1,245
44	Global Payments, Inc.	4,851
4	Jack Henry & Associates, Inc.	670
4	Mastercard, Inc., Class A	1,577
191	MGIC Investment Corp.	3,197
73	PayPal Holdings, Inc.(a)	5,535
72	Visa, Inc., Class A	17,117
40	Voya Financial, Inc.	2,970
9	WEX, Inc.(a)	1,704
		50,685
	Food Products — 0.3%
21	Campbell Soup Co.	962
34	Conagra Brands, Inc.	1,115
25	Darling Ingredients, Inc.(a)	1,731
17	General Mills, Inc.	1,271
6	Hershey Co.	1,388
34	Hormel Foods Corp.	1,390
18	Ingredion, Inc.	2,003
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
7	J.M. Smucker Co.	$1,055
24	Kellogg Co.	1,605
22	Kraft Heinz Co.	796
16	McCormick & Co., Inc.	1,432
47	Mondelez International, Inc., Class A	3,484
		18,232
	Gas Utilities — 0.1%
12	Atmos Energy Corp.	1,460
49	New Jersey Resources Corp.	2,190
20	ONE Gas, Inc.	1,583
		5,233
	Ground Transportation — 0.2%
59	CSX Corp.	1,966
4	J.B. Hunt Transport Services, Inc.	816
9	Norfolk Southern Corp.	2,102
12	Ryder System, Inc.	1,226
7	Saia, Inc.(a)	2,962
5	Union Pacific Corp.	1,160
		10,232
	Health Care Equipment & Supplies — 0.5%
19	Abbott Laboratories	2,115
2	Align Technology, Inc.(a)	756
26	Baxter International, Inc.	1,176
7	Becton Dickinson & Co.	1,950
2	Cooper Cos., Inc.	783
11	Edwards Lifesciences Corp.(a)	903
5	GE HealthCare Technologies, Inc.	390
18	Globus Medical, Inc., Class A(a)	1,085
14	Haemonetics Corp.(a)	1,291
16	Intuitive Surgical, Inc.(a)	5,190
30	LeMaitre Vascular, Inc.	1,897
29	Medtronic PLC	2,545
7	Penumbra, Inc.(a)	2,123
6	Shockwave Medical, Inc.(a)	1,564
4	Stryker Corp.	1,134
1	Teleflex, Inc.	251
		25,153
	Health Care Providers & Services — 0.5%
26	Acadia Healthcare Co., Inc.(a)	2,055
10	Cardinal Health, Inc.	915
8	Centene Corp.(a)	545
4	Chemed Corp.	2,084
9	Cigna Group	2,656
55	CVS Health Corp.	4,108
3	Elevance Health, Inc.	1,415
17	Encompass Health Corp.	1,122
16	HCA Healthcare, Inc.	4,365
13	Henry Schein, Inc.(a)	1,024
1	Humana, Inc.	457
4	Laboratory Corp. of America Holdings	856
2	McKesson Corp.	805
48	Select Medical Holdings Corp.	1,440
23	Tenet Healthcare Corp.(a)	1,719
6	UnitedHealth Group, Inc.	3,038
		28,604
	Health Care REITs — 0.0%
116	Physicians Realty Trust	1,710
Shares	Description	Value (†)
	Health Care Technology — 0.2%
182	Doximity, Inc., Class A(a)	$6,503
28	Veeva Systems, Inc., Class A(a)	5,718
		12,221
	Hotel & Resort REITs — 0.0%
27	Host Hotels & Resorts, Inc.	497
	Hotels, Restaurants & Leisure — 0.9%
62	Aramark	2,503
4	Booking Holdings, Inc.(a)	11,883
1	Chipotle Mexican Grill, Inc.(a)	1,962
21	Hilton Worldwide Holdings, Inc.	3,265
19	Marriott Vacations Worldwide Corp.	2,442
12	McDonald's Corp.	3,518
30	Norwegian Cruise Line Holdings Ltd.(a)	662
85	Starbucks Corp.	8,634
40	Travel & Leisure Co.	1,629
7	Wingstop, Inc.	1,180
80	Yum China Holdings, Inc.	4,882
33	Yum! Brands, Inc.	4,543
		47,103
	Household Durables — 0.3%
8	DR Horton, Inc.	1,016
41	KB Home	2,213
16	Meritage Homes Corp.	2,383
63	PulteGroup, Inc.	5,317
53	Taylor Morrison Home Corp.(a)	2,566
		13,495
	Household Products — 0.2%
21	Church & Dwight Co., Inc.	2,009
14	Colgate-Palmolive Co.	1,068
63	Energizer Holdings, Inc.	2,249
44	Procter & Gamble Co.	6,877
		12,203
	Independent Power & Renewable Electricity Producers — 0.0%
90	AES Corp.	1,947
	Industrial Conglomerates — 0.2%
7	3M Co.	780
34	General Electric Co.	3,884
20	Honeywell International, Inc.	3,883
		8,547
	Industrial REITs — 0.0%
13	Prologis, Inc.	1,622
	Insurance — 0.7%
5	Allstate Corp.	563
122	American International Group, Inc.	7,354
15	Arch Capital Group Ltd.(a)	1,165
6	Assurant, Inc.	807
9	Chubb Ltd.	1,840
30	First American Financial Corp.	1,901
18	Hanover Insurance Group, Inc.	2,043
18	Hartford Financial Services Group, Inc.	1,294
7	Marsh & McLennan Cos., Inc.	1,319
13	Prudential Financial, Inc.	1,254
36	Reinsurance Group of America, Inc.	5,053
25	Selective Insurance Group, Inc.	2,580
14	Travelers Cos., Inc.	2,417
30	Willis Towers Watson PLC	6,340
		35,930
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 1.6%
135	Alphabet, Inc., Class A(a)	$17,917
194	Alphabet, Inc., Class C(a)	25,823
102	Meta Platforms, Inc., Class A(a)	32,497
141	Pinterest, Inc., Class A(a)	4,088
48	Yelp, Inc.(a)	2,163
76	ZoomInfo Technologies, Inc.(a)	1,943
		84,431
	IT Services — 0.2%
11	Accenture PLC, Class A	3,480
27	Cognizant Technology Solutions Corp., Class A	1,783
8	International Business Machines Corp.	1,153
79	Shopify, Inc., Class A(a)	5,339
2	VeriSign, Inc.(a)	422
		12,177
	Leisure Products — 0.1%
90	Mattel, Inc.(a)	1,917
33	YETI Holdings, Inc.(a)	1,406
		3,323
	Life Sciences Tools & Services — 0.3%
5	Agilent Technologies, Inc.	609
14	Danaher Corp.	3,571
4	Fortrea Holdings, Inc.(a)	128
33	Illumina, Inc.(a)	6,341
16	IQVIA Holdings, Inc.(a)	3,580
10	Repligen Corp.(a)	1,715
3	Thermo Fisher Scientific, Inc.	1,646
1	West Pharmaceutical Services, Inc.	368
		17,958
	Machinery — 0.6%
14	AGCO Corp.	1,863
5	Caterpillar, Inc.	1,326
1	Cummins, Inc.	261
5	Deere & Co.	2,148
13	Dover Corp.	1,898
16	Fortive Corp.	1,254
49	Graco, Inc.	3,887
3	Illinois Tool Works, Inc.	790
29	ITT, Inc.	2,888
23	Oshkosh Corp.	2,118
12	PACCAR, Inc.	1,034
16	Parker-Hannifin Corp.	6,560
27	SPX Technologies, Inc.(a)	2,284
30	Terex Corp.	1,759
25	Toro Co.	2,541
		32,611
	Media — 0.5%
1	Cable One, Inc.	724
18	Charter Communications, Inc., Class A(a)	7,293
192	Comcast Corp., Class A	8,690
60	Interpublic Group of Cos., Inc.	2,054
41	Liberty Broadband Corp., Class C(a)	3,654
33	New York Times Co., Class A	1,345
27	Omnicom Group, Inc.	2,285
34	Paramount Global, Class B	545
		26,590
	Metals & Mining — 0.1%
32	Alcoa Corp.	1,158
92	Cleveland-Cliffs, Inc.(a)	1,624
Shares	Description	Value (†)
	Metals & Mining — continued
28	Commercial Metals Co.	$1,602
11	Newmont Corp.	472
8	Reliance Steel & Aluminum Co.	2,343
		7,199
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
101	Invesco Mortgage Capital, Inc.	1,213
80	KKR Real Estate Finance Trust, Inc.	997
		2,210
	Multi-Utilities — 0.1%
22	Consolidated Edison, Inc.	2,087
8	DTE Energy Co.	914
4	WEC Energy Group, Inc.	360
		3,361
	Office REITs — 0.2%
198	Brandywine Realty Trust	1,000
100	Corporate Office Properties Trust	2,600
63	Douglas Emmett, Inc.	926
84	Easterly Government Properties, Inc.	1,240
114	Highwoods Properties, Inc.	2,881
110	Kilroy Realty Corp.	3,927
		12,574
	Oil, Gas & Consumable Fuels — 0.9%
148	Antero Midstream Corp.	1,767
39	Antero Resources Corp.(a)	1,043
172	APA Corp.	6,964
15	Chevron Corp.	2,455
97	CNX Resources Corp.(a)	1,979
103	ConocoPhillips	12,125
75	EOG Resources, Inc.	9,940
31	Exxon Mobil Corp.	3,324
5	Hess Corp.	759
29	HF Sinclair Corp.	1,511
98	Kinder Morgan, Inc.	1,736
17	ONEOK, Inc.	1,140
14	Phillips 66	1,562
47	Range Resources Corp.	1,477
180	Southwestern Energy Co.(a)	1,166
7	Valero Energy Corp.	902
34	Williams Cos., Inc.	1,171
		51,021
	Passenger Airlines — 0.1%
41	Alaska Air Group, Inc.(a)	1,994
53	Delta Air Lines, Inc.	2,452
122	JetBlue Airways Corp.(a)	948
		5,394
	Personal Care Products — 0.0%
3	Estee Lauder Cos., Inc., Class A	540
	Pharmaceuticals — 0.6%
29	Bristol-Myers Squibb Co.	1,804
5	Eli Lilly & Co.	2,273
13	Jazz Pharmaceuticals PLC(a)	1,695
38	Johnson & Johnson	6,366
29	Merck & Co., Inc.	3,093
31	Novartis AG, ADR	3,252
31	Novo Nordisk AS, ADR	4,994
30	Perrigo Co. PLC	1,099
46	Pfizer, Inc.	1,659
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
95	Roche Holding AG, ADR	$3,676
13	Zoetis, Inc.	2,445
		32,356
	Professional Services — 0.2%
4	Automatic Data Processing, Inc.	989
7	Ceridian HCM Holding, Inc.(a)	496
13	Concentrix Corp.	1,082
18	Equifax, Inc.	3,673
17	Exponent, Inc.	1,523
23	Korn Ferry	1,211
9	Leidos Holdings, Inc.	842
4	Paychex, Inc.	502
9	Paylocity Holding Corp.(a)	2,042
		12,360
	Real Estate Management & Development — 0.2%
105	CBRE Group, Inc., Class A(a)	8,747
12	Jones Lang LaSalle, Inc.(a)	1,999
		10,746
	Residential REITs — 0.0%
6	AvalonBay Communities, Inc.	1,132
9	Camden Property Trust	982
		2,114
	Retail REITs — 0.1%
176	Brixmor Property Group, Inc.	4,002
57	NNN REIT, Inc.	2,433
6	Simon Property Group, Inc.	748
		7,183
	Semiconductors & Semiconductor Equipment — 1.3%
23	Advanced Micro Devices, Inc.(a)	2,631
14	Analog Devices, Inc.	2,793
5	Broadcom, Inc.	4,493
2	First Solar, Inc.(a)	415
85	Intel Corp.	3,040
25	Lattice Semiconductor Corp.(a)	2,274
14	Micron Technology, Inc.	999
74	NVIDIA Corp.	34,580
9	Qorvo, Inc.(a)	990
51	QUALCOMM, Inc.	6,741
11	Silicon Laboratories, Inc.(a)	1,641
16	Synaptics, Inc.(a)	1,445
18	Texas Instruments, Inc.	3,240
10	Universal Display Corp.	1,459
18	Wolfspeed, Inc.(a)	1,186
		67,927
	Software — 2.3%
8	Adobe, Inc.(a)	4,369
7	ANSYS, Inc.(a)	2,395
50	Autodesk, Inc.(a)	10,599
4	Cadence Design Systems, Inc.(a)	936
35	Dynatrace, Inc.(a)	1,914
5	Intuit, Inc.	2,559
16	Manhattan Associates, Inc.(a)	3,050
112	Microsoft Corp.	37,623
181	Oracle Corp.	21,219
2	Palo Alto Networks, Inc.(a)	500
13	Qualys, Inc.(a)	1,804
6	Roper Technologies, Inc.	2,958
82	Salesforce, Inc.(a)	18,451
Shares	Description	Value (†)
	Software — continued
3	ServiceNow, Inc.(a)	$1,749
11	SPS Commerce, Inc.(a)	1,984
2	Synopsys, Inc.(a)	904
2	Tyler Technologies, Inc.(a)	793
46	Workday, Inc., Class A(a)	10,908
		124,715
	Specialized REITs — 0.1%
4	American Tower Corp.	761
6	Crown Castle, Inc.	650
1	Equinix, Inc.	810
14	Extra Space Storage, Inc.	1,954
31	VICI Properties, Inc.	976
20	Weyerhaeuser Co.	681
		5,832
	Specialty Retail — 0.3%
5	Asbury Automotive Group, Inc.(a)	1,128
11	Boot Barn Holdings, Inc.(a)	1,033
10	Dick's Sporting Goods, Inc.	1,410
10	Five Below, Inc.(a)	2,084
12	Home Depot, Inc.	4,006
6	Lithia Motors, Inc.	1,863
4	Ross Stores, Inc.	459
23	TJX Cos., Inc.	1,990
13	Williams-Sonoma, Inc.	1,802
		15,775
	Technology Hardware, Storage & Peripherals — 0.3%
86	Apple, Inc.	16,895
38	Hewlett Packard Enterprise Co.	660
23	HP, Inc.	755
		18,310
	Textiles, Apparel & Luxury Goods — 0.2%
12	Crocs, Inc.(a)	1,300
4	Deckers Outdoor Corp.(a)	2,175
27	NIKE, Inc., Class B	2,981
16	PVH Corp.	1,434
307	Under Armour, Inc., Class A(a)	2,474
163	Under Armour, Inc., Class C(a)	1,210
		11,574
	Trading Companies & Distributors — 0.1%
12	GATX Corp.	1,504
7	Watsco, Inc.	2,648
		4,152
	Water Utilities — 0.1%
19	American States Water Co.	1,680
4	American Water Works Co., Inc.	590
39	Essential Utilities, Inc.	1,649
		3,919
	Total Common Stocks (Identified Cost $1,243,834)	1,423,356

Principal Amount
Bonds and Notes — 20.6%
Apartment REITs — 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,004
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.3%
$9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$8,667
2,000	Lear Corp., 4.250%, 5/15/2029	1,888
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,000
		16,555
	Banking — 3.1%
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	13,136
9,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	8,905
7,000	Bank of Nova Scotia, 3.400%, 2/11/2024	6,909
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,817
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,782
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,650
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,795
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,661
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,673
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,330
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,773
10,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	9,287
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,773
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,822
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,882
7,000	State Street Corp., 2.400%, 1/24/2030	6,010
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,726
13,000	Truist Bank, 3.200%, 4/01/2024	12,774
14,000	Westpac Banking Corp., 2.350%, 2/19/2025	13,377
		165,082
	Brokerage — 0.4%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	9,480
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,339
		19,819
	Building Materials — 0.4%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,233
14,000	Owens Corning, 3.950%, 8/15/2029	13,106
		19,339
	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,815
	Consumer Products — 0.1%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,684
	Diversified Manufacturing — 0.3%
12,000	Eaton Corp., 4.150%, 3/15/2033	11,362
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,090
		17,452
	Electric — 1.2%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,152
13,000	Duke Energy Corp., 3.750%, 4/15/2024	12,833
15,000	Entergy Corp., 0.900%, 9/15/2025	13,585
7,000	Exelon Corp., 4.050%, 4/15/2030	6,544
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,140
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,725
Principal Amount	Description	Value (†)
	Electric — continued
$2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$1,624
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,486
		63,089
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,692
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,692
		8,384
	Finance Companies — 0.2%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,598
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,279
		10,877
	Food & Beverage — 0.7%
11,000	Coca-Cola Co., 1.450%, 6/01/2027	9,831
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,675
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,367
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,461
		40,334
	Government Owned - No Guarantee — 0.5%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,642
18,000	Federal National Mortgage Association, 6.625%, 11/15/2030	20,704
		27,346
	Health Care REITs — 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,141
	Health Insurance — 0.3%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,655
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,597
		17,252
	Healthcare — 0.4%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,818
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,937
6,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	5,762
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,706
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,379
		21,602
	Integrated Energy — 0.4%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,512
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,865
		21,377
	Life Insurance — 0.2%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,041
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,354
		9,395
	Mortgage Related — 5.3%
13,032	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	10,553
32,330	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	27,243
30,050	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	26,294
27,689	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	25,085
47,183	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	38,270
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$62,356	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	$52,729
49,397	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	43,578
24,577	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	22,388
14,146	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(c)	13,223
1,952	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	1,899
13,145	Government National Mortgage Association, 3.000%, 6/20/2052	11,691
14,880	Government National Mortgage Association, 5.500%, 4/20/2053	14,791
		287,744
	Natural Gas — 0.2%
13,000	NiSource, Inc., 0.950%, 8/15/2025	11,910
	Office REITs — 0.4%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,579
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,510
11,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	8,135
		22,224
	Other REITs — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,652
	Pharmaceuticals — 0.5%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	13,563
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,131
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,660
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,246
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,133
		27,733
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,634
	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	9,278
	Restaurants — 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,463
	Retail REITs — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,779
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,846
		6,625
	Retailers — 0.4%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,532
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,888
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,897
		20,317
	Technology — 1.0%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,667
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,634
6,000	Intel Corp., 2.450%, 11/15/2029	5,259
11,000	International Business Machines Corp., 4.000%, 6/20/2042	9,290
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,424
11,000	Oracle Corp., 2.950%, 5/15/2025	10,537
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,431
		52,242
Principal Amount	Description	Value (†)
	Treasuries — 2.9%
$20,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$10,903
14,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	10,563
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,994
29,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	23,848
30,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	24,743
17,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	14,025
21,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	17,351
50,000	U.S. Treasury Notes, 0.375%, 11/30/2025	45,240
		155,667
	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,208
	Wireless — 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,409
	Wirelines — 0.2%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,827
10,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	10,078
		12,905
	Total Bonds and Notes (Identified Cost $1,235,538)	1,109,558

Shares
Exchange-Traded Funds — 3.4%
2,414	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $165,870)	180,471

Mutual Funds — 4.8%
6,045	WCM Focused Emerging Markets Fund, Institutional Class	80,572
7,863	WCM Focused International Growth Fund, Institutional Class	177,789
	Total Mutual Funds (Identified Cost $274,686)	258,361

Affiliated Mutual Funds — 42.5%
91,701	Loomis Sayles Inflation Protected Securities Fund, Class N	883,080
60,060	Loomis Sayles Limited Term Government and Agency Fund, Class N	640,836
70,912	Mirova Global Green Bond Fund, Class N	586,444
14,915	Mirova International Sustainable Equity Fund, Class N	178,981
	Total Affiliated Mutual Funds (Identified Cost $2,565,227)	2,289,341
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.1%
$160,600	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $160,611 on 8/01/2023 collateralized by $158,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $164,285 including accrued interest (Note 2 of Notes to Financial Statements)	$160,600
5,000	U.S. Treasury Bills, 5.151%, 8/08/2023(e)	4,995
	Total Short-Term Investments (Identified Cost $165,595)	165,595
	Total Investments — 100.8% (Identified Cost $5,650,750)	5,426,682
	Other assets less liabilities — (0.8)%	(44,044)
	Net Assets — 100.0%	$5,382,638

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $7,307 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Fixed Income	59.8%
Equity	37.9
Short-Term Investments	3.1
Total Investments	100.8
Other assets less liabilities	(0.8)
Net Assets	100.0%
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 33.5% of Net Assets
	Aerospace & Defense — 0.7%
31	AAR Corp.(a)	$1,854
83	Boeing Co.(a)	19,825
7	L3Harris Technologies, Inc.	1,326
5	Lockheed Martin Corp.	2,232
12	Moog, Inc., Class A	1,265
21	RTX Corp.	1,846
		28,348
	Air Freight & Logistics — 0.3%
45	Expeditors International of Washington, Inc.	5,728
4	FedEx Corp.	1,080
33	GXO Logistics, Inc.(a)	2,213
14	United Parcel Service, Inc., Class B	2,620
		11,641
	Automobile Components — 0.4%
7	Aptiv PLC(a)	766
116	BorgWarner, Inc.	5,394
90	Dana, Inc.	1,708
73	Magna International, Inc.	4,696
78	Mobileye Global, Inc., Class A(a)	2,978
23	Phinia, Inc.(a)	653
12	Visteon Corp.(a)	1,849
		18,044
	Automobiles — 0.8%
272	General Motors Co.	10,437
73	Tesla, Inc.(a)	19,522
12	Thor Industries, Inc.	1,386
		31,345
	Banks — 1.8%
55	Ameris Bancorp	2,401
312	Bank of America Corp.	9,984
157	Citigroup, Inc.	7,483
20	Citizens Financial Group, Inc.	645
38	East West Bancorp, Inc.	2,364
4	First Citizens BancShares, Inc., Class A	5,725
96	First Financial Bancorp	2,217
283	FNB Corp.	3,619
161	Fulton Financial Corp.	2,302
56	International Bancshares Corp.	2,780
49	JPMorgan Chase & Co.	7,740
16	PNC Financial Services Group, Inc.	2,190
27	Regions Financial Corp.	550
203	Truist Financial Corp.	6,744
82	Trustmark Corp.	2,153
29	U.S. Bancorp	1,151
50	Webster Financial Corp.	2,366
213	Wells Fargo & Co.	9,832
		72,246
	Beverages — 0.5%
10	Boston Beer Co., Inc., Class A(a)	3,715
35	Coca-Cola Co.	2,168
33	Keurig Dr Pepper, Inc.	1,122
235	Monster Beverage Corp.(a)	13,510
7	PepsiCo, Inc.	1,312
		21,827
	Biotechnology — 0.7%
11	AbbVie, Inc.	1,645
41	Alnylam Pharmaceuticals, Inc.(a)	8,012
Shares	Description	Value (†)
	Biotechnology — continued
2	Biogen, Inc.(a)	$540
47	CRISPR Therapeutics AG(a)	2,695
15	Gilead Sciences, Inc.	1,142
26	Halozyme Therapeutics, Inc.(a)	1,117
13	Incyte Corp.(a)	828
14	Neurocrine Biosciences, Inc.(a)	1,427
11	Regeneron Pharmaceuticals, Inc.(a)	8,161
5	United Therapeutics Corp.(a)	1,214
1	Vertex Pharmaceuticals, Inc.(a)	352
		27,133
	Broadline Retail — 1.3%
38	Alibaba Group Holding Ltd., ADR(a)	3,882
308	Amazon.com, Inc.(a)	41,174
106	eBay, Inc.	4,718
60	Macy's, Inc.	995
		50,769
	Building Products — 0.6%
17	Builders FirstSource, Inc.(a)	2,455
9	Carlisle Cos., Inc.	2,495
18	Carrier Global Corp.	1,072
70	Fortune Brands Innovations, Inc.	4,975
6	Lennox International, Inc.	2,205
97	Masco Corp.	5,886
19	Owens Corning	2,660
17	Trex Co., Inc.(a)	1,175
		22,923
	Capital Markets — 2.0%
144	Bank of New York Mellon Corp.	6,532
2	BlackRock, Inc.	1,478
7	Cboe Global Markets, Inc.	978
133	Charles Schwab Corp.	8,791
10	CME Group, Inc.	1,990
11	FactSet Research Systems, Inc.	4,785
21	Goldman Sachs Group, Inc.	7,473
92	Intercontinental Exchange, Inc.	10,562
44	Janus Henderson Group PLC	1,291
165	KKR & Co., Inc.	9,798
11	Moody's Corp.	3,880
16	Morgan Stanley	1,465
9	MSCI, Inc.	4,933
5	Northern Trust Corp.	401
7	S&P Global, Inc.	2,761
71	SEI Investments Co.	4,472
96	State Street Corp.	6,954
5	T. Rowe Price Group, Inc.	616
8	Virtus Investment Partners, Inc.	1,646
		80,806
	Chemicals — 0.4%
2	Air Products & Chemicals, Inc.	611
30	Celanese Corp.	3,762
8	DuPont de Nemours, Inc.	621
5	Ecolab, Inc.	916
24	HB Fuller Co.	1,777
17	Innospec, Inc.	1,821
7	Linde PLC	2,735
31	Livent Corp.(a)	763
20	Minerals Technologies, Inc.	1,227
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
3	Sherwin-Williams Co.	$829
11	Stepan Co.	1,054
		16,116
	Commercial Services & Supplies — 0.1%
12	MSA Safety, Inc.	1,992
5	Waste Management, Inc.	819
		2,811
	Communications Equipment — 0.2%
29	Ciena Corp.(a)	1,224
65	Cisco Systems, Inc.	3,382
10	F5, Inc.(a)	1,582
16	Lumentum Holdings, Inc.(a)	838
3	Motorola Solutions, Inc.	860
		7,886
	Construction & Engineering — 0.1%
46	AECOM	4,002
	Construction Materials — 0.1%
4	Martin Marietta Materials, Inc.	1,786
10	Vulcan Materials Co.	2,205
		3,991
	Consumer Finance — 0.7%
258	Ally Financial, Inc.	7,879
41	American Express Co.	6,924
102	Capital One Financial Corp.	11,936
18	Synchrony Financial	622
		27,361
	Consumer Staples Distribution & Retail — 0.4%
24	BJ's Wholesale Club Holdings, Inc.(a)	1,592
5	Costco Wholesale Corp.	2,803
139	Kroger Co.	6,761
41	Sprouts Farmers Market, Inc.(a)	1,609
11	Target Corp.	1,501
23	Walmart, Inc.	3,677
		17,943
	Containers & Packaging — 0.1%
7	Ball Corp.	411
40	Sonoco Products Co.	2,345
		2,756
	Distributors — 0.0%
6	Genuine Parts Co.	934
	Diversified Consumer Services — 0.1%
15	Grand Canyon Education, Inc.(a)	1,628
30	Service Corp. International	2,000
		3,628
	Diversified REITs — 0.1%
99	American Assets Trust, Inc.	2,228
	Diversified Telecommunication Services — 0.2%
195	AT&T, Inc.	2,831
22	Iridium Communications, Inc.	1,156
120	Verizon Communications, Inc.	4,090
		8,077
	Electric Utilities — 0.2%
31	American Electric Power Co., Inc.	2,627
39	Eversource Energy	2,821
21	Exelon Corp.	879
Shares	Description	Value (†)
	Electric Utilities — continued
26	FirstEnergy Corp.	$1,024
16	IDACORP, Inc.	1,645
		8,996
	Electrical Equipment — 0.3%
15	Eaton Corp. PLC	3,080
23	Emerson Electric Co.	2,101
9	Hubbell, Inc.	2,808
13	Regal Rexnord Corp.	2,030
3	Rockwell Automation, Inc.	1,009
		11,028
	Electronic Equipment, Instruments & Components — 0.5%
18	Advanced Energy Industries, Inc.	2,253
11	Amphenol Corp., Class A	972
48	Avnet, Inc.	2,328
31	Cognex Corp.	1,693
11	Corning, Inc.	373
31	Jabil, Inc.	3,431
5	Keysight Technologies, Inc.(a)	805
120	Knowles Corp.(a)	2,192
6	Littelfuse, Inc.	1,828
34	TE Connectivity Ltd.	4,879
2	Teledyne Technologies, Inc.(a)	769
2	Zebra Technologies Corp., Class A(a)	616
		22,139
	Energy Equipment & Services — 0.1%
54	ChampionX Corp.	1,922
105	NOV, Inc.	2,108
16	Schlumberger NV	934
		4,964
	Entertainment — 1.0%
32	Activision Blizzard, Inc.(a)	2,968
9	Electronic Arts, Inc.	1,227
33	Netflix, Inc.(a)	14,486
8	Take-Two Interactive Software, Inc.(a)	1,223
157	Walt Disney Co.(a)	13,956
438	Warner Bros Discovery, Inc.(a)	5,725
		39,585
	Financial Services — 1.2%
55	Block, Inc.(a)	4,429
54	Fiserv, Inc.(a)	6,815
4	FleetCor Technologies, Inc.(a)	996
42	Global Payments, Inc.	4,631
4	Jack Henry & Associates, Inc.	670
3	Mastercard, Inc., Class A	1,183
195	MGIC Investment Corp.	3,264
69	PayPal Holdings, Inc.(a)	5,232
69	Visa, Inc., Class A	16,403
43	Voya Financial, Inc.	3,193
8	WEX, Inc.(a)	1,515
		48,331
	Food Products — 0.4%
23	Campbell Soup Co.	1,054
37	Conagra Brands, Inc.	1,214
21	Darling Ingredients, Inc.(a)	1,454
19	General Mills, Inc.	1,420
5	Hershey Co.	1,157
38	Hormel Foods Corp.	1,553
16	Ingredion, Inc.	1,780
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
7	J.M. Smucker Co.	$1,055
23	Kellogg Co.	1,538
25	Kraft Heinz Co.	905
15	McCormick & Co., Inc.	1,342
42	Mondelez International, Inc., Class A	3,113
		17,585
	Gas Utilities — 0.1%
13	Atmos Energy Corp.	1,583
43	New Jersey Resources Corp.	1,922
17	ONE Gas, Inc.	1,345
		4,850
	Ground Transportation — 0.2%
51	CSX Corp.	1,699
5	J.B. Hunt Transport Services, Inc.	1,020
9	Norfolk Southern Corp.	2,102
12	Ryder System, Inc.	1,226
6	Saia, Inc.(a)	2,539
5	Union Pacific Corp.	1,160
		9,746
	Health Care Equipment & Supplies — 0.6%
19	Abbott Laboratories	2,115
2	Align Technology, Inc.(a)	756
21	Baxter International, Inc.	950
6	Becton Dickinson & Co.	1,672
2	Cooper Cos., Inc.	782
10	Edwards Lifesciences Corp.(a)	821
4	GE HealthCare Technologies, Inc.	312
16	Globus Medical, Inc., Class A(a)	964
12	Haemonetics Corp.(a)	1,107
16	Intuitive Surgical, Inc.(a)	5,190
30	LeMaitre Vascular, Inc.	1,897
31	Medtronic PLC	2,721
6	Penumbra, Inc.(a)	1,820
5	Shockwave Medical, Inc.(a)	1,303
3	Stryker Corp.	850
1	Teleflex, Inc.	251
		23,511
	Health Care Providers & Services — 0.7%
25	Acadia Healthcare Co., Inc.(a)	1,976
11	Cardinal Health, Inc.	1,006
8	Centene Corp.(a)	545
4	Chemed Corp.	2,084
7	Cigna Group	2,066
54	CVS Health Corp.	4,033
2	Elevance Health, Inc.	943
15	Encompass Health Corp.	991
15	HCA Healthcare, Inc.	4,092
14	Henry Schein, Inc.(a)	1,103
1	Humana, Inc.	457
3	Laboratory Corp. of America Holdings	642
2	McKesson Corp.	805
41	Select Medical Holdings Corp.	1,230
23	Tenet Healthcare Corp.(a)	1,719
6	UnitedHealth Group, Inc.	3,038
		26,730
	Health Care REITs — 0.0%
114	Physicians Realty Trust	1,680
Shares	Description	Value (†)
	Health Care Technology — 0.3%
175	Doximity, Inc., Class A(a)	$6,253
27	Veeva Systems, Inc., Class A(a)	5,514
		11,767
	Hotel & Resort REITs — 0.0%
30	Host Hotels & Resorts, Inc.	552
	Hotels, Restaurants & Leisure — 1.1%
61	Aramark	2,463
4	Booking Holdings, Inc.(a)	11,883
20	Hilton Worldwide Holdings, Inc.	3,110
18	Marriott Vacations Worldwide Corp.	2,313
11	McDonald's Corp.	3,225
24	Norwegian Cruise Line Holdings Ltd.(a)	530
81	Starbucks Corp.	8,227
39	Travel & Leisure Co.	1,588
6	Wingstop, Inc.	1,011
77	Yum China Holdings, Inc.	4,699
31	Yum! Brands, Inc.	4,268
		43,317
	Household Durables — 0.3%
8	DR Horton, Inc.	1,016
39	KB Home	2,105
15	Meritage Homes Corp.	2,234
62	PulteGroup, Inc.	5,232
49	Taylor Morrison Home Corp.(a)	2,373
		12,960
	Household Products — 0.3%
19	Church & Dwight Co., Inc.	1,818
9	Colgate-Palmolive Co.	686
58	Energizer Holdings, Inc.	2,070
39	Procter & Gamble Co.	6,096
		10,670
	Independent Power & Renewable Electricity Producers — 0.0%
68	AES Corp.	1,471
	Industrial Conglomerates — 0.2%
6	3M Co.	669
32	General Electric Co.	3,656
17	Honeywell International, Inc.	3,300
		7,625
	Industrial REITs — 0.0%
12	Prologis, Inc.	1,497
	Insurance — 0.8%
5	Allstate Corp.	563
114	American International Group, Inc.	6,872
16	Arch Capital Group Ltd.(a)	1,243
6	Assurant, Inc.	807
7	Chubb Ltd.	1,431
28	First American Financial Corp.	1,775
17	Hanover Insurance Group, Inc.	1,929
20	Hartford Financial Services Group, Inc.	1,438
7	Marsh & McLennan Cos., Inc.	1,319
13	Prudential Financial, Inc.	1,254
34	Reinsurance Group of America, Inc.	4,772
23	Selective Insurance Group, Inc.	2,373
13	Travelers Cos., Inc.	2,244
29	Willis Towers Watson PLC	6,129
		34,149
	Interactive Media & Services — 2.0%
129	Alphabet, Inc., Class A(a)	17,121
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
185	Alphabet, Inc., Class C(a)	$24,625
99	Meta Platforms, Inc., Class A(a)	31,542
139	Pinterest, Inc., Class A(a)	4,030
44	Yelp, Inc.(a)	1,982
76	ZoomInfo Technologies, Inc.(a)	1,943
		81,243
	IT Services — 0.3%
8	Accenture PLC, Class A	2,531
28	Cognizant Technology Solutions Corp., Class A	1,849
8	International Business Machines Corp.	1,153
75	Shopify, Inc., Class A(a)	5,068
3	VeriSign, Inc.(a)	633
		11,234
	Leisure Products — 0.1%
83	Mattel, Inc.(a)	1,768
29	YETI Holdings, Inc.(a)	1,235
		3,003
	Life Sciences Tools & Services — 0.4%
6	Agilent Technologies, Inc.	731
13	Danaher Corp.	3,316
3	Fortrea Holdings, Inc.(a)	96
31	Illumina, Inc.(a)	5,957
16	IQVIA Holdings, Inc.(a)	3,580
8	Repligen Corp.(a)	1,372
3	Thermo Fisher Scientific, Inc.	1,646
1	West Pharmaceutical Services, Inc.	368
		17,066
	Machinery — 0.8%
13	AGCO Corp.	1,730
4	Caterpillar, Inc.	1,061
1	Cummins, Inc.	261
6	Deere & Co.	2,578
10	Dover Corp.	1,460
18	Fortive Corp.	1,410
46	Graco, Inc.	3,649
3	Illinois Tool Works, Inc.	790
28	ITT, Inc.	2,789
21	Oshkosh Corp.	1,933
12	PACCAR, Inc.	1,034
15	Parker-Hannifin Corp.	6,150
31	SPX Technologies, Inc.(a)	2,623
27	Terex Corp.	1,583
25	Toro Co.	2,541
		31,592
	Media — 0.6%
1	Cable One, Inc.	724
17	Charter Communications, Inc., Class A(a)	6,888
178	Comcast Corp., Class A	8,056
53	Interpublic Group of Cos., Inc.	1,814
40	Liberty Broadband Corp., Class C(a)	3,565
30	New York Times Co., Class A	1,223
25	Omnicom Group, Inc.	2,116
34	Paramount Global, Class B	545
		24,931
	Metals & Mining — 0.2%
30	Alcoa Corp.	1,086
86	Cleveland-Cliffs, Inc.(a)	1,518
28	Commercial Metals Co.	1,602
Shares	Description	Value (†)
	Metals & Mining — continued
9	Newmont Corp.	$386
8	Reliance Steel & Aluminum Co.	2,343
		6,935
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
130	Invesco Mortgage Capital, Inc.	1,561
79	KKR Real Estate Finance Trust, Inc.	985
		2,546
	Multi-Utilities — 0.1%
19	Consolidated Edison, Inc.	1,803
7	DTE Energy Co.	800
6	WEC Energy Group, Inc.	539
		3,142
	Office REITs — 0.3%
203	Brandywine Realty Trust	1,025
95	Corporate Office Properties Trust	2,470
69	Douglas Emmett, Inc.	1,014
92	Easterly Government Properties, Inc.	1,358
107	Highwoods Properties, Inc.	2,704
107	Kilroy Realty Corp.	3,820
		12,391
	Oil, Gas & Consumable Fuels — 1.2%
131	Antero Midstream Corp.	1,564
34	Antero Resources Corp.(a)	910
164	APA Corp.	6,640
12	Chevron Corp.	1,964
94	CNX Resources Corp.(a)	1,918
94	ConocoPhillips	11,066
72	EOG Resources, Inc.	9,542
29	Exxon Mobil Corp.	3,110
6	Hess Corp.	910
26	HF Sinclair Corp.	1,354
110	Kinder Morgan, Inc.	1,948
19	ONEOK, Inc.	1,274
15	Phillips 66	1,673
48	Range Resources Corp.	1,509
183	Southwestern Energy Co.(a)	1,186
6	Valero Energy Corp.	773
38	Williams Cos., Inc.	1,309
		48,650
	Passenger Airlines — 0.1%
39	Alaska Air Group, Inc.(a)	1,897
46	Delta Air Lines, Inc.	2,128
134	JetBlue Airways Corp.(a)	1,041
		5,066
	Personal Care Products — 0.0%
3	Estee Lauder Cos., Inc., Class A	540
	Pharmaceuticals — 0.7%
24	Bristol-Myers Squibb Co.	1,492
4	Eli Lilly & Co.	1,818
11	Jazz Pharmaceuticals PLC(a)	1,435
34	Johnson & Johnson	5,696
25	Merck & Co., Inc.	2,666
29	Novartis AG, ADR	3,042
29	Novo Nordisk AS, ADR	4,672
26	Perrigo Co. PLC	953
47	Pfizer, Inc.	1,695
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
88	Roche Holding AG, ADR	$3,406
13	Zoetis, Inc.	2,445
		29,320
	Professional Services — 0.3%
4	Automatic Data Processing, Inc.	989
7	Ceridian HCM Holding, Inc.(a)	496
11	Concentrix Corp.	916
18	Equifax, Inc.	3,673
16	Exponent, Inc.	1,433
22	Korn Ferry	1,159
10	Leidos Holdings, Inc.	935
5	Paychex, Inc.	627
9	Paylocity Holding Corp.(a)	2,042
		12,270
	Real Estate Management & Development — 0.2%
101	CBRE Group, Inc., Class A(a)	8,414
10	Jones Lang LaSalle, Inc.(a)	1,666
		10,080
	Residential REITs — 0.1%
7	AvalonBay Communities, Inc.	1,321
11	Camden Property Trust	1,200
		2,521
	Retail REITs — 0.2%
157	Brixmor Property Group, Inc.	3,570
56	NNN REIT, Inc.	2,390
6	Simon Property Group, Inc.	748
		6,708
	Semiconductors & Semiconductor Equipment — 1.6%
22	Advanced Micro Devices, Inc.(a)	2,517
14	Analog Devices, Inc.	2,793
4	Broadcom, Inc.	3,595
3	First Solar, Inc.(a)	622
86	Intel Corp.	3,076
23	Lattice Semiconductor Corp.(a)	2,092
15	Micron Technology, Inc.	1,071
72	NVIDIA Corp.	33,645
10	Qorvo, Inc.(a)	1,100
51	QUALCOMM, Inc.	6,741
9	Silicon Laboratories, Inc.(a)	1,342
15	Synaptics, Inc.(a)	1,355
16	Texas Instruments, Inc.	2,880
10	Universal Display Corp.	1,459
16	Wolfspeed, Inc.(a)	1,054
		65,342
	Software — 2.9%
7	Adobe, Inc.(a)	3,823
6	ANSYS, Inc.(a)	2,053
48	Autodesk, Inc.(a)	10,175
5	Cadence Design Systems, Inc.(a)	1,170
33	Dynatrace, Inc.(a)	1,805
4	Intuit, Inc.	2,047
15	Manhattan Associates, Inc.(a)	2,859
105	Microsoft Corp.	35,272
174	Oracle Corp.	20,398
3	Palo Alto Networks, Inc.(a)	750
11	Qualys, Inc.(a)	1,527
6	Roper Technologies, Inc.	2,958
81	Salesforce, Inc.(a)	18,226
Shares	Description	Value (†)
	Software — continued
3	ServiceNow, Inc.(a)	$1,749
11	SPS Commerce, Inc.(a)	1,984
2	Synopsys, Inc.(a)	904
2	Tyler Technologies, Inc.(a)	793
45	Workday, Inc., Class A(a)	10,671
		119,164
	Specialized REITs — 0.1%
3	American Tower Corp.	571
6	Crown Castle, Inc.	650
1	Equinix, Inc.	810
14	Extra Space Storage, Inc.	1,954
32	VICI Properties, Inc.	1,007
18	Weyerhaeuser Co.	613
		5,605
	Specialty Retail — 0.4%
6	Asbury Automotive Group, Inc.(a)	1,354
11	Boot Barn Holdings, Inc.(a)	1,033
11	Dick's Sporting Goods, Inc.	1,551
10	Five Below, Inc.(a)	2,083
9	Home Depot, Inc.	3,004
6	Lithia Motors, Inc.	1,863
4	Ross Stores, Inc.	459
24	TJX Cos., Inc.	2,077
11	Williams-Sonoma, Inc.	1,525
		14,949
	Technology Hardware, Storage & Peripherals — 0.4%
80	Apple, Inc.	15,716
39	Hewlett Packard Enterprise Co.	678
22	HP, Inc.	722
		17,116
	Textiles, Apparel & Luxury Goods — 0.3%
10	Crocs, Inc.(a)	1,083
4	Deckers Outdoor Corp.(a)	2,175
26	NIKE, Inc., Class B	2,870
15	PVH Corp.	1,345
289	Under Armour, Inc., Class A(a)	2,329
145	Under Armour, Inc., Class C(a)	1,076
		10,878
	Trading Companies & Distributors — 0.1%
11	GATX Corp.	1,379
8	Watsco, Inc.	3,025
		4,404
	Water Utilities — 0.1%
16	American States Water Co.	1,415
4	American Water Works Co., Inc.	590
36	Essential Utilities, Inc.	1,522
		3,527
	Total Common Stocks (Identified Cost $1,237,921)	1,356,191

Principal Amount
Bonds and Notes — 19.2%
Apartment REITs — 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,288
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.4%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$6,741
3,000	Lear Corp., 4.250%, 5/15/2029	2,832
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,143
		14,716
	Banking — 2.9%
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,506
6,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	5,937
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,948
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,032
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,830
6,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	5,809
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,890
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,246
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,591
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,442
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,818
8,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	7,430
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,825
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,881
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,906
6,000	State Street Corp., 2.400%, 1/24/2030	5,151
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,908
8,000	Truist Bank, 3.200%, 4/01/2024	7,861
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,644
		115,655
	Brokerage — 0.3%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	6,895
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,514
		12,409
	Building Materials — 0.3%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,342
8,000	Owens Corning, 3.950%, 8/15/2029	7,489
		12,831
	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,815
	Consumer Products — 0.0%
2,000	Procter & Gamble Co., 3.000%, 3/25/2030	1,842
	Diversified Manufacturing — 0.3%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,522
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,350
		12,872
	Electric — 1.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,394
7,000	Duke Energy Corp., 3.750%, 4/15/2024	6,910
14,000	Entergy Corp., 0.900%, 9/15/2025	12,680
5,000	Exelon Corp., 4.050%, 4/15/2030	4,675
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,647
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,725
Principal Amount	Description	Value (†)
	Electric — continued
$4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$3,247
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,673
		47,951
	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,691
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,477
		6,168
	Finance Companies — 0.2%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,732
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,399
		8,131
	Food & Beverage — 0.6%
9,000	Coca-Cola Co., 1.450%, 6/01/2027	8,044
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,825
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,620
8,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,179
		24,668
	Government Owned - No Guarantee — 0.5%
6,000	Equinor ASA, 3.625%, 4/06/2040	4,982
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,953
		19,935
	Health Care REITs — 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,141
	Health Insurance — 0.4%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	6,732
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,522
		14,254
	Healthcare — 0.5%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,855
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,937
4,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	3,841
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,706
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,379
		18,718
	Integrated Energy — 0.3%
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,721
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,618
		13,339
	Life Insurance — 0.2%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,027
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,354
		8,381
	Mortgage Related — 5.0%
4,654	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,769
32,555	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	27,445
22,362	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	19,575
17,075	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	15,469
942	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	880
39,830	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(c)	32,315
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$29,516	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(c)	$24,997
36,069	Federal National Mortgage Association, 3.000%, with various maturities from 2035 to 2052(c)	31,796
20,351	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	18,521
10,704	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(c)	10,004
1,291	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	1,257
9,389	Government National Mortgage Association, 3.000%, 6/20/2052	8,350
7,936	Government National Mortgage Association, 5.500%, 4/20/2053	7,888
		202,266
	Natural Gas — 0.2%
9,000	NiSource, Inc., 0.950%, 8/15/2025	8,245
	Office REITs — 0.5%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,663
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,510
9,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	6,656
		18,829
	Other REITs — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	3,877
	Pharmaceuticals — 0.4%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,782
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,478
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,660
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,435
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,422
		17,777
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,756
	Railroads — 0.2%
9,000	CSX Corp., 2.600%, 11/01/2026	8,350
	Restaurants — 0.2%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,617
	Retail REITs — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,778
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,308
		5,086
	Retailers — 0.3%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,719
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	7,733
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,932
		12,384
	Technology — 1.1%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,778
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,634
5,000	Intel Corp., 2.450%, 11/15/2029	4,382
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,601
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,520
12,000	Oracle Corp., 2.950%, 5/15/2025	11,495
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,074
		44,484
Principal Amount	Description	Value (†)
	Treasuries — 2.0%
$13,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$7,087
9,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	6,790
9,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	6,745
17,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	13,651
15,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	12,372
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	6,561
13,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	10,690
18,000	U.S. Treasury Notes, 0.375%, 11/30/2025	16,287
		80,183
	Utility Other — 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,614
	Wireless — 0.3%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	11,450
	Wirelines — 0.2%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,120
7,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	7,055
		9,175
	Total Bonds and Notes (Identified Cost $870,475)	779,207

Shares
Exchange-Traded Funds — 4.1%
2,222	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $156,291)	166,117

Mutual Funds — 5.5%
4,477	WCM Focused Emerging Markets Fund, Institutional Class	59,683
7,239	WCM Focused International Growth Fund, Institutional Class	163,668
	Total Mutual Funds (Identified Cost $236,131)	223,351

Affiliated Mutual Funds — 35.7%
50,211	Loomis Sayles Inflation Protected Securities Fund, Class N	483,532
37,856	Loomis Sayles Limited Term Government and Agency Fund, Class N	403,923
47,970	Mirova Global Green Bond Fund, Class N	396,708
13,712	Mirova International Sustainable Equity Fund, Class N	164,545
	Total Affiliated Mutual Funds (Identified Cost $1,589,081)	1,448,708
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2020 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.1%
$119,145	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $119,153 on 8/01/2023 collateralized by $117,300 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $121,966 including accrued interest (Note 2 of Notes to Financial Statements)	$119,145
7,000	U.S. Treasury Bills, 5.151%, 8/08/2023(e)	6,993
	Total Short-Term Investments (Identified Cost $126,138)	126,138
	Total Investments — 101.1% (Identified Cost $4,216,037)	4,099,712
	Other assets less liabilities — (1.1)%	(45,942)
	Net Assets — 100.0%	$4,053,770

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $8,225 or 0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Fixed Income	50.9%
Equity	47.1
Short-Term Investments	3.1
Total Investments	101.1
Other assets less liabilities	(1.1)
Net Assets	100.0%
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 35.7% of Net Assets
	Aerospace & Defense — 0.8%
77	AAR Corp.(a)	$4,605
193	Boeing Co.(a)	46,098
17	L3Harris Technologies, Inc.	3,221
15	Lockheed Martin Corp.	6,696
31	Moog, Inc., Class A	3,269
50	RTX Corp.	4,396
		68,285
	Air Freight & Logistics — 0.3%
105	Expeditors International of Washington, Inc.	13,367
11	FedEx Corp.	2,969
61	GXO Logistics, Inc.(a)	4,091
32	United Parcel Service, Inc., Class B	5,988
		26,415
	Automobile Components — 0.5%
15	Aptiv PLC(a)	1,642
269	BorgWarner, Inc.	12,509
211	Dana, Inc.	4,005
171	Magna International, Inc.	11,000
179	Mobileye Global, Inc., Class A(a)	6,834
55	Phinia, Inc.(a)	1,560
28	Visteon Corp.(a)	4,315
		41,865
	Automobiles — 0.8%
624	General Motors Co.	23,943
171	Tesla, Inc.(a)	45,731
29	Thor Industries, Inc.	3,349
		73,023
	Banks — 1.9%
128	Ameris Bancorp	5,587
748	Bank of America Corp.	23,936
366	Citigroup, Inc.	17,444
52	Citizens Financial Group, Inc.	1,678
92	East West Bancorp, Inc.	5,723
8	First Citizens BancShares, Inc., Class A	11,450
232	First Financial Bancorp	5,357
598	FNB Corp.	7,648
385	Fulton Financial Corp.	5,506
130	International Bancshares Corp.	6,453
120	JPMorgan Chase & Co.	18,955
45	PNC Financial Services Group, Inc.	6,160
58	Regions Financial Corp.	1,181
493	Truist Financial Corp.	16,378
201	Trustmark Corp.	5,278
59	U.S. Bancorp	2,341
122	Webster Financial Corp.	5,773
487	Wells Fargo & Co.	22,480
		169,328
	Beverages — 0.6%
23	Boston Beer Co., Inc., Class A(a)	8,543
82	Coca-Cola Co.	5,078
71	Keurig Dr Pepper, Inc.	2,415
543	Monster Beverage Corp.(a)	31,217
15	PepsiCo, Inc.	2,812
		50,065
	Biotechnology — 0.7%
25	AbbVie, Inc.	3,740
96	Alnylam Pharmaceuticals, Inc.(a)	18,758
Shares	Description	Value (†)
	Biotechnology — continued
6	Biogen, Inc.(a)	$1,621
108	CRISPR Therapeutics AG(a)	6,192
41	Gilead Sciences, Inc.	3,122
65	Halozyme Therapeutics, Inc.(a)	2,792
28	Incyte Corp.(a)	1,784
37	Neurocrine Biosciences, Inc.(a)	3,770
24	Regeneron Pharmaceuticals, Inc.(a)	17,806
11	United Therapeutics Corp.(a)	2,670
4	Vertex Pharmaceuticals, Inc.(a)	1,409
		63,664
	Broadline Retail — 1.3%
87	Alibaba Group Holding Ltd., ADR(a)	8,888
727	Amazon.com, Inc.(a)	97,185
247	eBay, Inc.	10,994
141	Macy's, Inc.	2,339
		119,406
	Building Products — 0.6%
34	Builders FirstSource, Inc.(a)	4,911
21	Carlisle Cos., Inc.	5,821
39	Carrier Global Corp.	2,322
164	Fortune Brands Innovations, Inc.	11,655
16	Lennox International, Inc.	5,879
228	Masco Corp.	13,835
48	Owens Corning	6,720
42	Trex Co., Inc.(a)	2,904
		54,047
	Capital Markets — 2.1%
351	Bank of New York Mellon Corp.	15,921
4	BlackRock, Inc.	2,955
14	Cboe Global Markets, Inc.	1,955
311	Charles Schwab Corp.	20,557
27	CME Group, Inc.	5,372
27	FactSet Research Systems, Inc.	11,746
48	Goldman Sachs Group, Inc.	17,082
212	Intercontinental Exchange, Inc.	24,338
108	Janus Henderson Group PLC	3,170
383	KKR & Co., Inc.	22,743
25	Moody's Corp.	8,819
38	Morgan Stanley	3,479
22	MSCI, Inc.	12,058
11	Northern Trust Corp.	881
18	S&P Global, Inc.	7,101
165	SEI Investments Co.	10,393
229	State Street Corp.	16,589
11	T. Rowe Price Group, Inc.	1,356
20	Virtus Investment Partners, Inc.	4,115
		190,630
	Chemicals — 0.4%
5	Air Products & Chemicals, Inc.	1,527
69	Celanese Corp.	8,652
17	DuPont de Nemours, Inc.	1,320
11	Ecolab, Inc.	2,014
57	HB Fuller Co.	4,220
40	Innospec, Inc.	4,285
19	Linde PLC	7,423
74	Livent Corp.(a)	1,822
48	Minerals Technologies, Inc.	2,945
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
7	Sherwin-Williams Co.	$1,935
29	Stepan Co.	2,779
		38,922
	Commercial Services & Supplies — 0.1%
29	MSA Safety, Inc.	4,814
11	Waste Management, Inc.	1,802
		6,616
	Communications Equipment — 0.2%
69	Ciena Corp.(a)	2,912
153	Cisco Systems, Inc.	7,962
19	F5, Inc.(a)	3,007
40	Lumentum Holdings, Inc.(a)	2,094
7	Motorola Solutions, Inc.	2,006
		17,981
	Construction & Engineering — 0.1%
99	AECOM	8,613
	Construction Materials — 0.1%
12	Martin Marietta Materials, Inc.	5,357
26	Vulcan Materials Co.	5,733
		11,090
	Consumer Finance — 0.7%
599	Ally Financial, Inc.	18,293
95	American Express Co.	16,044
236	Capital One Financial Corp.	27,617
38	Synchrony Financial	1,312
		63,266
	Consumer Staples Distribution & Retail — 0.5%
57	BJ's Wholesale Club Holdings, Inc.(a)	3,780
11	Costco Wholesale Corp.	6,167
332	Kroger Co.	16,148
95	Sprouts Farmers Market, Inc.(a)	3,729
26	Target Corp.	3,548
60	Walmart, Inc.	9,592
		42,964
	Containers & Packaging — 0.1%
12	Ball Corp.	704
93	Sonoco Products Co.	5,454
		6,158
	Distributors — 0.0%
15	Genuine Parts Co.	2,336
	Diversified Consumer Services — 0.1%
34	Grand Canyon Education, Inc.(a)	3,691
71	Service Corp. International	4,732
		8,423
	Diversified REITs — 0.1%
228	American Assets Trust, Inc.	5,130
	Diversified Telecommunication Services — 0.2%
440	AT&T, Inc.	6,389
56	Iridium Communications, Inc.	2,943
294	Verizon Communications, Inc.	10,019
		19,351
	Electric Utilities — 0.2%
74	American Electric Power Co., Inc.	6,271
92	Eversource Energy	6,654
44	Exelon Corp.	1,842
Shares	Description	Value (†)
	Electric Utilities — continued
55	FirstEnergy Corp.	$2,166
39	IDACORP, Inc.	4,010
		20,943
	Electrical Equipment — 0.3%
40	Eaton Corp. PLC	8,213
55	Emerson Electric Co.	5,024
23	Hubbell, Inc.	7,176
32	Regal Rexnord Corp.	4,998
8	Rockwell Automation, Inc.	2,690
		28,101
	Electronic Equipment, Instruments & Components — 0.6%
45	Advanced Energy Industries, Inc.	5,633
29	Amphenol Corp., Class A	2,561
92	Avnet, Inc.	4,462
76	Cognex Corp.	4,151
22	Corning, Inc.	747
75	Jabil, Inc.	8,300
14	Keysight Technologies, Inc.(a)	2,255
234	Knowles Corp.(a)	4,275
15	Littelfuse, Inc.	4,569
82	TE Connectivity Ltd.	11,766
5	Teledyne Technologies, Inc.(a)	1,923
5	Zebra Technologies Corp., Class A(a)	1,540
		52,182
	Energy Equipment & Services — 0.1%
124	ChampionX Corp.	4,414
267	NOV, Inc.	5,361
37	Schlumberger NV	2,159
		11,934
	Entertainment — 1.0%
83	Activision Blizzard, Inc.(a)	7,699
26	Electronic Arts, Inc.	3,545
76	Netflix, Inc.(a)	33,362
21	Take-Two Interactive Software, Inc.(a)	3,212
365	Walt Disney Co.(a)	32,445
1,061	Warner Bros Discovery, Inc.(a)	13,867
		94,130
	Financial Services — 1.3%
128	Block, Inc.(a)	10,308
126	Fiserv, Inc.(a)	15,902
11	FleetCor Technologies, Inc.(a)	2,738
99	Global Payments, Inc.	10,915
9	Jack Henry & Associates, Inc.	1,508
9	Mastercard, Inc., Class A	3,549
449	MGIC Investment Corp.	7,516
161	PayPal Holdings, Inc.(a)	12,207
162	Visa, Inc., Class A	38,512
89	Voya Financial, Inc.	6,609
20	WEX, Inc.(a)	3,787
		113,551
	Food Products — 0.5%
46	Campbell Soup Co.	2,108
87	Conagra Brands, Inc.	2,855
53	Darling Ingredients, Inc.(a)	3,670
38	General Mills, Inc.	2,840
13	Hershey Co.	3,007
88	Hormel Foods Corp.	3,597
39	Ingredion, Inc.	4,339
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
14	J.M. Smucker Co.	$2,109
62	Kellogg Co.	4,147
53	Kraft Heinz Co.	1,918
41	McCormick & Co., Inc.	3,669
99	Mondelez International, Inc., Class A	7,339
		41,598
	Gas Utilities — 0.1%
31	Atmos Energy Corp.	3,773
108	New Jersey Resources Corp.	4,827
44	ONE Gas, Inc.	3,482
		12,082
	Ground Transportation — 0.3%
143	CSX Corp.	4,765
10	J.B. Hunt Transport Services, Inc.	2,040
21	Norfolk Southern Corp.	4,905
28	Ryder System, Inc.	2,860
14	Saia, Inc.(a)	5,924
13	Union Pacific Corp.	3,016
		23,510
	Health Care Equipment & Supplies — 0.7%
47	Abbott Laboratories	5,233
5	Align Technology, Inc.(a)	1,889
61	Baxter International, Inc.	2,759
18	Becton Dickinson & Co.	5,015
5	Cooper Cos., Inc.	1,956
22	Edwards Lifesciences Corp.(a)	1,806
10	GE HealthCare Technologies, Inc.	780
42	Globus Medical, Inc., Class A(a)	2,531
32	Haemonetics Corp.(a)	2,952
35	Intuitive Surgical, Inc.(a)	11,354
71	LeMaitre Vascular, Inc.	4,489
73	Medtronic PLC	6,407
15	Penumbra, Inc.(a)	4,550
12	Shockwave Medical, Inc.(a)	3,127
9	Stryker Corp.	2,551
5	Teleflex, Inc.	1,256
		58,655
	Health Care Providers & Services — 0.7%
59	Acadia Healthcare Co., Inc.(a)	4,663
26	Cardinal Health, Inc.	2,378
17	Centene Corp.(a)	1,158
9	Chemed Corp.	4,690
17	Cigna Group	5,017
120	CVS Health Corp.	8,963
5	Elevance Health, Inc.	2,358
37	Encompass Health Corp.	2,443
35	HCA Healthcare, Inc.	9,548
30	Henry Schein, Inc.(a)	2,364
4	Humana, Inc.	1,827
10	Laboratory Corp. of America Holdings	2,139
5	McKesson Corp.	2,012
102	Select Medical Holdings Corp.	3,061
56	Tenet Healthcare Corp.(a)	4,185
14	UnitedHealth Group, Inc.	7,089
		63,895
	Health Care REITs — 0.0%
270	Physicians Realty Trust	3,980
Shares	Description	Value (†)
	Health Care Technology — 0.3%
403	Doximity, Inc., Class A(a)	$14,399
61	Veeva Systems, Inc., Class A(a)	12,458
		26,857
	Hotel & Resort REITs — 0.0%
62	Host Hotels & Resorts, Inc.	1,141
	Hotels, Restaurants & Leisure — 1.1%
148	Aramark	5,975
8	Booking Holdings, Inc.(a)	23,766
1	Chipotle Mexican Grill, Inc.(a)	1,962
47	Hilton Worldwide Holdings, Inc.	7,308
43	Marriott Vacations Worldwide Corp.	5,526
28	McDonald's Corp.	8,210
70	Norwegian Cruise Line Holdings Ltd.(a)	1,545
190	Starbucks Corp.	19,298
95	Travel & Leisure Co.	3,869
16	Wingstop, Inc.	2,697
178	Yum China Holdings, Inc.	10,862
77	Yum! Brands, Inc.	10,601
		101,619
	Household Durables — 0.3%
20	DR Horton, Inc.	2,541
94	KB Home	5,073
37	Meritage Homes Corp.	5,511
142	PulteGroup, Inc.	11,983
121	Taylor Morrison Home Corp.(a)	5,859
		30,967
	Household Products — 0.3%
48	Church & Dwight Co., Inc.	4,592
23	Colgate-Palmolive Co.	1,754
140	Energizer Holdings, Inc.	4,998
97	Procter & Gamble Co.	15,161
		26,505
	Independent Power & Renewable Electricity Producers — 0.0%
174	AES Corp.	3,764
	Industrial Conglomerates — 0.2%
17	3M Co.	1,896
81	General Electric Co.	9,253
45	Honeywell International, Inc.	8,736
		19,885
	Industrial REITs — 0.0%
30	Prologis, Inc.	3,742
	Insurance — 0.9%
14	Allstate Corp.	1,577
275	American International Group, Inc.	16,577
40	Arch Capital Group Ltd.(a)	3,108
12	Assurant, Inc.	1,614
20	Chubb Ltd.	4,088
68	First American Financial Corp.	4,310
41	Hanover Insurance Group, Inc.	4,653
48	Hartford Financial Services Group, Inc.	3,450
19	Marsh & McLennan Cos., Inc.	3,580
35	Prudential Financial, Inc.	3,377
82	Reinsurance Group of America, Inc.	11,509
59	Selective Insurance Group, Inc.	6,088
34	Travelers Cos., Inc.	5,869
69	Willis Towers Watson PLC	14,582
		84,382
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 2.1%
298	Alphabet, Inc., Class A(a)	$39,550
434	Alphabet, Inc., Class C(a)	57,770
228	Meta Platforms, Inc., Class A(a)	72,641
317	Pinterest, Inc., Class A(a)	9,190
110	Yelp, Inc.(a)	4,955
189	ZoomInfo Technologies, Inc.(a)	4,833
		188,939
	IT Services — 0.3%
22	Accenture PLC, Class A	6,960
64	Cognizant Technology Solutions Corp., Class A	4,226
19	International Business Machines Corp.	2,739
175	Shopify, Inc., Class A(a)	11,826
6	VeriSign, Inc.(a)	1,266
		27,017
	Leisure Products — 0.1%
204	Mattel, Inc.(a)	4,345
76	YETI Holdings, Inc.(a)	3,238
		7,583
	Life Sciences Tools & Services — 0.5%
14	Agilent Technologies, Inc.	1,705
31	Danaher Corp.	7,907
10	Fortrea Holdings, Inc.(a)	320
74	Illumina, Inc.(a)	14,219
36	IQVIA Holdings, Inc.(a)	8,055
22	Repligen Corp.(a)	3,774
7	Thermo Fisher Scientific, Inc.	3,841
4	West Pharmaceutical Services, Inc.	1,472
		41,293
	Machinery — 0.8%
29	AGCO Corp.	3,860
10	Caterpillar, Inc.	2,652
5	Cummins, Inc.	1,304
14	Deere & Co.	6,014
28	Dover Corp.	4,087
38	Fortive Corp.	2,977
110	Graco, Inc.	8,726
9	Illinois Tool Works, Inc.	2,370
66	ITT, Inc.	6,574
51	Oshkosh Corp.	4,696
27	PACCAR, Inc.	2,325
36	Parker-Hannifin Corp.	14,760
62	SPX Technologies, Inc.(a)	5,246
65	Terex Corp.	3,811
57	Toro Co.	5,794
		75,196
	Media — 0.7%
3	Cable One, Inc.	2,172
41	Charter Communications, Inc., Class A(a)	16,613
429	Comcast Corp., Class A	19,416
134	Interpublic Group of Cos., Inc.	4,587
91	Liberty Broadband Corp., Class C(a)	8,111
73	New York Times Co., Class A	2,975
61	Omnicom Group, Inc.	5,162
72	Paramount Global, Class B	1,154
		60,190
	Metals & Mining — 0.2%
74	Alcoa Corp.	2,678
221	Cleveland-Cliffs, Inc.(a)	3,901
Shares	Description	Value (†)
	Metals & Mining — continued
66	Commercial Metals Co.	$3,776
25	Newmont Corp.	1,073
20	Reliance Steel & Aluminum Co.	5,857
		17,285
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
237	Invesco Mortgage Capital, Inc.	2,846
186	KKR Real Estate Finance Trust, Inc.	2,318
		5,164
	Multi-Utilities — 0.1%
48	Consolidated Edison, Inc.	4,553
20	DTE Energy Co.	2,286
11	WEC Energy Group, Inc.	989
		7,828
	Office REITs — 0.3%
453	Brandywine Realty Trust	2,288
234	Corporate Office Properties Trust	6,084
162	Douglas Emmett, Inc.	2,382
216	Easterly Government Properties, Inc.	3,188
256	Highwoods Properties, Inc.	6,469
259	Kilroy Realty Corp.	9,246
		29,657
	Oil, Gas & Consumable Fuels — 1.3%
324	Antero Midstream Corp.	3,869
87	Antero Resources Corp.(a)	2,327
385	APA Corp.	15,589
31	Chevron Corp.	5,073
213	CNX Resources Corp.(a)	4,345
230	ConocoPhillips	27,076
170	EOG Resources, Inc.	22,530
65	Exxon Mobil Corp.	6,971
15	Hess Corp.	2,276
65	HF Sinclair Corp.	3,386
216	Kinder Morgan, Inc.	3,825
40	ONEOK, Inc.	2,682
31	Phillips 66	3,458
113	Range Resources Corp.	3,552
444	Southwestern Energy Co.(a)	2,877
17	Valero Energy Corp.	2,191
81	Williams Cos., Inc.	2,790
		114,817
	Passenger Airlines — 0.1%
104	Alaska Air Group, Inc.(a)	5,058
124	Delta Air Lines, Inc.	5,736
314	JetBlue Airways Corp.(a)	2,440
		13,234
	Personal Care Products — 0.0%
9	Estee Lauder Cos., Inc., Class A	1,620
	Pharmaceuticals — 0.8%
65	Bristol-Myers Squibb Co.	4,042
11	Eli Lilly & Co.	5,000
28	Jazz Pharmaceuticals PLC(a)	3,652
83	Johnson & Johnson	13,905
62	Merck & Co., Inc.	6,612
67	Novartis AG, ADR	7,028
68	Novo Nordisk AS, ADR	10,955
64	Perrigo Co. PLC	2,345
108	Pfizer, Inc.	3,895
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
202	Roche Holding AG, ADR	$7,817
31	Zoetis, Inc.	5,831
		71,082
	Professional Services — 0.3%
9	Automatic Data Processing, Inc.	2,225
14	Ceridian HCM Holding, Inc.(a)	991
27	Concentrix Corp.	2,248
40	Equifax, Inc.	8,163
40	Exponent, Inc.	3,583
55	Korn Ferry	2,898
21	Leidos Holdings, Inc.	1,964
12	Paychex, Inc.	1,506
21	Paylocity Holding Corp.(a)	4,764
		28,342
	Real Estate Management & Development — 0.3%
233	CBRE Group, Inc., Class A(a)	19,411
27	Jones Lang LaSalle, Inc.(a)	4,497
		23,908
	Residential REITs — 0.1%
16	AvalonBay Communities, Inc.	3,018
21	Camden Property Trust	2,291
		5,309
	Retail REITs — 0.2%
386	Brixmor Property Group, Inc.	8,778
130	NNN REIT, Inc.	5,548
12	Simon Property Group, Inc.	1,495
		15,821
	Semiconductors & Semiconductor Equipment — 1.7%
55	Advanced Micro Devices, Inc.(a)	6,292
35	Analog Devices, Inc.	6,984
10	Broadcom, Inc.	8,987
6	First Solar, Inc.(a)	1,244
200	Intel Corp.	7,154
57	Lattice Semiconductor Corp.(a)	5,184
32	Micron Technology, Inc.	2,285
167	NVIDIA Corp.	78,037
20	Qorvo, Inc.(a)	2,200
114	QUALCOMM, Inc.	15,067
21	Silicon Laboratories, Inc.(a)	3,132
38	Synaptics, Inc.(a)	3,432
38	Texas Instruments, Inc.	6,840
23	Universal Display Corp.	3,355
41	Wolfspeed, Inc.(a)	2,702
		152,895
	Software — 3.1%
18	Adobe, Inc.(a)	9,831
16	ANSYS, Inc.(a)	5,474
112	Autodesk, Inc.(a)	23,743
10	Cadence Design Systems, Inc.(a)	2,340
81	Dynatrace, Inc.(a)	4,430
10	Intuit, Inc.	5,117
37	Manhattan Associates, Inc.(a)	7,053
252	Microsoft Corp.	84,652
402	Oracle Corp.	47,126
7	Palo Alto Networks, Inc.(a)	1,750
28	Qualys, Inc.(a)	3,886
14	Roper Technologies, Inc.	6,903
186	Salesforce, Inc.(a)	41,852
Shares	Description	Value (†)
	Software — continued
6	ServiceNow, Inc.(a)	$3,498
26	SPS Commerce, Inc.(a)	4,690
6	Synopsys, Inc.(a)	2,711
6	Tyler Technologies, Inc.(a)	2,380
103	Workday, Inc., Class A(a)	24,424
		281,860
	Specialized REITs — 0.1%
8	American Tower Corp.	1,522
14	Crown Castle, Inc.	1,516
2	Equinix, Inc.	1,620
35	Extra Space Storage, Inc.	4,885
68	VICI Properties, Inc.	2,141
33	Weyerhaeuser Co.	1,124
		12,808
	Specialty Retail — 0.4%
13	Asbury Automotive Group, Inc.(a)	2,933
27	Boot Barn Holdings, Inc.(a)	2,535
20	Dick's Sporting Goods, Inc.	2,820
20	Five Below, Inc.(a)	4,167
25	Home Depot, Inc.	8,346
12	Lithia Motors, Inc.	3,726
8	Ross Stores, Inc.	917
52	TJX Cos., Inc.	4,500
27	Williams-Sonoma, Inc.	3,743
		33,687
	Technology Hardware, Storage & Peripherals — 0.5%
194	Apple, Inc.	38,112
77	Hewlett Packard Enterprise Co.	1,338
53	HP, Inc.	1,740
		41,190
	Textiles, Apparel & Luxury Goods — 0.3%
24	Crocs, Inc.(a)	2,600
10	Deckers Outdoor Corp.(a)	5,437
63	NIKE, Inc., Class B	6,955
38	PVH Corp.	3,406
664	Under Armour, Inc., Class A(a)	5,352
381	Under Armour, Inc., Class C(a)	2,827
		26,577
	Trading Companies & Distributors — 0.1%
27	GATX Corp.	3,385
17	Watsco, Inc.	6,429
		9,814
	Water Utilities — 0.1%
41	American States Water Co.	3,625
10	American Water Works Co., Inc.	1,474
88	Essential Utilities, Inc.	3,722
		8,821
	Total Common Stocks (Identified Cost $2,915,511)	3,212,938

Principal Amount
Bonds and Notes — 18.9%
Apartment REITs — 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,004
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.3%
$16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$15,407
4,000	Lear Corp., 4.250%, 5/15/2029	3,777
13,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	11,143
		30,327
	Banking — 2.9%
19,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	17,827
15,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	14,842
9,000	Bank of Nova Scotia, 3.400%, 2/11/2024	8,883
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	18,741
18,000	Citigroup, Inc., 4.600%, 3/09/2026	17,563
18,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	17,428
16,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	15,748
20,000	KeyCorp, MTN, 2.550%, 10/01/2029	16,102
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	6,427
10,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	8,884
9,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	8,591
19,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	17,646
19,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	18,668
10,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	9,703
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,835
13,000	State Street Corp., 2.400%, 1/24/2030	11,161
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	9,817
19,000	Truist Bank, 3.200%, 4/01/2024	18,669
18,000	Westpac Banking Corp., 2.350%, 2/19/2025	17,199
		260,734
	Brokerage — 0.3%
18,000	BlackRock, Inc., 2.400%, 4/30/2030	15,512
18,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	12,407
		27,919
	Building Materials — 0.3%
11,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	9,794
18,000	Owens Corning, 3.950%, 8/15/2029	16,851
		26,645
	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,629
	Consumer Products — 0.1%
6,000	Procter & Gamble Co., 3.000%, 3/25/2030	5,526
	Diversified Manufacturing — 0.3%
18,000	Eaton Corp., 4.150%, 3/15/2033	17,044
10,000	Emerson Electric Co., 2.000%, 12/21/2028	8,699
		25,743
	Electric — 1.0%
10,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	8,789
16,000	Duke Energy Corp., 3.750%, 4/15/2024	15,795
20,000	Entergy Corp., 0.900%, 9/15/2025	18,114
8,000	Exelon Corp., 4.050%, 4/15/2030	7,479
20,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	16,618
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,358
Principal Amount	Description	Value (†)
	Electric — continued
$4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$3,247
16,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	15,252
		91,652
	Environmental — 0.2%
13,000	Republic Services, Inc., 1.450%, 2/15/2031	10,165
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,431
		14,596
	Finance Companies — 0.2%
11,000	Ares Capital Corp., 3.250%, 7/15/2025	10,262
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	10,558
		20,820
	Food & Beverage — 0.6%
20,000	Coca-Cola Co., 1.450%, 6/01/2027	17,874
18,000	General Mills, Inc., 4.000%, 4/17/2025	17,549
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,114
18,000	PepsiCo, Inc., 2.750%, 3/19/2030	16,154
		57,691
	Government Owned - No Guarantee — 0.4%
12,000	Equinor ASA, 3.625%, 4/06/2040	9,964
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	28,755
		38,719
	Health Care REITs — 0.1%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,626
	Health Insurance — 0.3%
17,000	Elevance Health, Inc., 4.101%, 3/01/2028	16,348
12,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	12,895
		29,243
	Healthcare — 0.4%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,746
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,779
9,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	8,643
7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	6,589
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,006
		35,763
	Integrated Energy — 0.4%
18,000	Exxon Mobil Corp., 2.992%, 3/19/2025	17,373
13,000	Shell International Finance BV, 6.375%, 12/15/2038	14,606
		31,979
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,040
10,000	Manulife Financial Corp., 3.703%, 3/16/2032	9,078
		12,118
	Mortgage Related — 4.7%
54,727	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	46,117
51,109	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	44,734
42,700	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2049 to 2052(c)	38,724
1,885	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,760
85,034	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(c)	68,986
75,667	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(c)	64,051
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$71,544	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	$63,045
42,171	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	38,330
21,074	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(c)	19,696
2,378	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(c)	2,315
18,778	Government National Mortgage Association, 3.000%, 6/20/2052	16,701
19,840	Government National Mortgage Association, 5.500%, 4/20/2053	19,721
		424,180
	Natural Gas — 0.2%
20,000	NiSource, Inc., 0.950%, 8/15/2025	18,323
	Office REITs — 0.4%
15,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	14,369
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,216
19,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	14,051
		35,636
	Other REITs — 0.1%
11,000	Prologis LP, 1.250%, 10/15/2030	8,529
	Pharmaceuticals — 0.4%
16,000	AbbVie, Inc., 3.600%, 5/14/2025	15,501
7,000	Biogen, Inc., 2.250%, 5/01/2030	5,783
8,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	7,455
7,000	Merck & Co., Inc., 1.450%, 6/24/2030	5,681
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,267
		38,687
	Property & Casualty Insurance — 0.0%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,390
	Railroads — 0.2%
16,000	CSX Corp., 2.600%, 11/01/2026	14,845
	Restaurants — 0.2%
21,000	Starbucks Corp., 2.250%, 3/12/2030	17,774
	Retail REITs — 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,705
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,846
		7,551
	Retailers — 0.3%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,345
22,000	TJX Cos., Inc., 1.150%, 5/15/2028	18,902
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,795
		31,042
	Technology — 1.0%
18,000	Apple, Inc., 2.500%, 2/09/2025	17,333
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,534
6,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	5,452
8,000	Intel Corp., 2.450%, 11/15/2029	7,012
17,000	International Business Machines Corp., 4.000%, 6/20/2042	14,357
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,233
19,000	Oracle Corp., 2.950%, 5/15/2025	18,200
21,000	QUALCOMM, Inc., 1.650%, 5/20/2032	16,505
		87,626
	Treasuries — 2.7%
31,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	16,900
Principal Amount	Description	Value (†)
	Treasuries — continued
$30,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	$22,635
18,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	13,491
46,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	36,936
50,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	41,238
26,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	21,324
33,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	27,136
67,000	U.S. Treasury Notes, 0.375%, 11/30/2025	60,622
		240,282
	Utility Other — 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,416
	Wireless — 0.2%
16,000	Vodafone Group PLC, 6.150%, 2/27/2037	16,654
	Wirelines — 0.3%
11,000	AT&T, Inc., 3.650%, 6/01/2051	7,774
18,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	18,141
		25,915
	Total Bonds and Notes (Identified Cost $1,890,941)	1,703,584

Shares
Exchange-Traded Funds — 4.9%
5,956	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $431,300)	445,270

Mutual Funds — 7.3%
16,450	WCM Focused Emerging Markets Fund, Institutional Class	219,289
19,594	WCM Focused International Growth Fund, Institutional Class	443,021
	Total Mutual Funds (Identified Cost $717,167)	662,310

Affiliated Mutual Funds — 30.6%
68,354	Loomis Sayles Inflation Protected Securities Fund, Class N	658,250
74,459	Loomis Sayles Limited Term Government and Agency Fund, Class N	794,473
103,549	Mirova Global Green Bond Fund, Class N	856,353
37,024	Mirova International Sustainable Equity Fund, Class N	444,289
	Total Affiliated Mutual Funds (Identified Cost $2,973,670)	2,753,365
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2025 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.0%
$267,364	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $267,382 on 8/01/2023 collateralized by $178,200 U.S. Treasury Inflation-Indexed Note, 0.125% due 10/15/2026 valued at $185,720; $83,900 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $87,237 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $267,364)	$267,364
	Total Investments — 100.4% (Identified Cost $9,195,953)	9,044,831
	Other assets less liabilities — (0.4)%	(36,960)
	Net Assets — 100.0%	$9,007,871

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $13,413 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	52.9%
Fixed Income	44.5
Short-Term Investments	3.0
Total Investments	100.4
Other assets less liabilities	(0.4)
Net Assets	100.0%
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 41.3% of Net Assets
	Aerospace & Defense — 0.9%
164	AAR Corp.(a)	$9,807
407	Boeing Co.(a)	97,212
34	L3Harris Technologies, Inc.	6,443
29	Lockheed Martin Corp.	12,945
67	Moog, Inc., Class A	7,064
101	RTX Corp.	8,881
		142,352
	Air Freight & Logistics — 0.3%
225	Expeditors International of Washington, Inc.	28,642
24	FedEx Corp.	6,479
130	GXO Logistics, Inc.(a)	8,719
66	United Parcel Service, Inc., Class B	12,351
		56,191
	Automobile Components — 0.5%
32	Aptiv PLC(a)	3,504
577	BorgWarner, Inc.	26,831
454	Dana, Inc.	8,617
368	Magna International, Inc.	23,673
384	Mobileye Global, Inc., Class A(a)	14,661
116	Phinia, Inc.(a)	3,291
60	Visteon Corp.(a)	9,245
		89,822
	Automobiles — 0.9%
1,358	General Motors Co.	52,107
361	Tesla, Inc.(a)	96,542
63	Thor Industries, Inc.	7,276
		155,925
	Banks — 2.2%
275	Ameris Bancorp	12,004
1,576	Bank of America Corp.	50,432
771	Citigroup, Inc.	36,746
108	Citizens Financial Group, Inc.	3,484
196	East West Bancorp, Inc.	12,193
18	First Citizens BancShares, Inc., Class A	25,763
497	First Financial Bancorp	11,476
1,280	FNB Corp.	16,371
823	Fulton Financial Corp.	11,769
279	International Bancshares Corp.	13,850
255	JPMorgan Chase & Co.	40,280
90	PNC Financial Services Group, Inc.	12,320
133	Regions Financial Corp.	2,709
1,042	Truist Financial Corp.	34,615
432	Trustmark Corp.	11,344
135	U.S. Bancorp	5,357
262	Webster Financial Corp.	12,398
1,044	Wells Fargo & Co.	48,191
		361,302
	Beverages — 0.6%
49	Boston Beer Co., Inc., Class A(a)	18,201
165	Coca-Cola Co.	10,218
155	Keurig Dr Pepper, Inc.	5,272
1,158	Monster Beverage Corp.(a)	66,573
33	PepsiCo, Inc.	6,186
		106,450
	Biotechnology — 0.8%
53	AbbVie, Inc.	7,928
204	Alnylam Pharmaceuticals, Inc.(a)	39,862
Shares	Description	Value (†)
	Biotechnology — continued
13	Biogen, Inc.(a)	$3,512
231	CRISPR Therapeutics AG(a)	13,243
82	Gilead Sciences, Inc.	6,244
138	Halozyme Therapeutics, Inc.(a)	5,928
61	Incyte Corp.(a)	3,887
78	Neurocrine Biosciences, Inc.(a)	7,947
51	Regeneron Pharmaceuticals, Inc.(a)	37,837
23	United Therapeutics Corp.(a)	5,583
9	Vertex Pharmaceuticals, Inc.(a)	3,171
		135,142
	Broadline Retail — 1.5%
186	Alibaba Group Holding Ltd., ADR(a)	19,002
1,542	Amazon.com, Inc.(a)	206,135
526	eBay, Inc.	23,412
304	Macy's, Inc.	5,043
		253,592
	Building Products — 0.7%
72	Builders FirstSource, Inc.(a)	10,399
45	Carlisle Cos., Inc.	12,474
81	Carrier Global Corp.	4,823
351	Fortune Brands Innovations, Inc.	24,946
34	Lennox International, Inc.	12,493
488	Masco Corp.	29,612
104	Owens Corning	14,559
88	Trex Co., Inc.(a)	6,084
		115,390
	Capital Markets — 2.5%
746	Bank of New York Mellon Corp.	33,839
10	BlackRock, Inc.	7,389
34	Cboe Global Markets, Inc.	4,749
676	Charles Schwab Corp.	44,684
56	CME Group, Inc.	11,142
57	FactSet Research Systems, Inc.	24,797
103	Goldman Sachs Group, Inc.	36,655
452	Intercontinental Exchange, Inc.	51,890
224	Janus Henderson Group PLC	6,574
821	KKR & Co., Inc.	48,751
54	Moody's Corp.	19,048
73	Morgan Stanley	6,684
47	MSCI, Inc.	25,760
27	Northern Trust Corp.	2,163
36	S&P Global, Inc.	14,202
353	SEI Investments Co.	22,235
486	State Street Corp.	35,206
26	T. Rowe Price Group, Inc.	3,205
43	Virtus Investment Partners, Inc.	8,846
		407,819
	Chemicals — 0.5%
11	Air Products & Chemicals, Inc.	3,359
147	Celanese Corp.	18,432
40	DuPont de Nemours, Inc.	3,105
24	Ecolab, Inc.	4,395
122	HB Fuller Co.	9,032
87	Innospec, Inc.	9,321
44	Linde PLC	17,190
159	Livent Corp.(a)	3,915
103	Minerals Technologies, Inc.	6,319
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
16	Sherwin-Williams Co.	$4,424
59	Stepan Co.	5,653
		85,145
	Commercial Services & Supplies — 0.1%
62	MSA Safety, Inc.	10,292
21	Waste Management, Inc.	3,440
		13,732
	Communications Equipment — 0.2%
148	Ciena Corp.(a)	6,246
332	Cisco Systems, Inc.	17,277
46	F5, Inc.(a)	7,279
82	Lumentum Holdings, Inc.(a)	4,294
16	Motorola Solutions, Inc.	4,586
		39,682
	Construction & Engineering — 0.1%
213	AECOM	18,531
	Construction Materials — 0.1%
22	Martin Marietta Materials, Inc.	9,822
53	Vulcan Materials Co.	11,687
		21,509
	Consumer Finance — 0.8%
1,285	Ally Financial, Inc.	39,244
205	American Express Co.	34,620
512	Capital One Financial Corp.	59,914
88	Synchrony Financial	3,040
		136,818
	Consumer Staples Distribution & Retail — 0.5%
122	BJ's Wholesale Club Holdings, Inc.(a)	8,090
24	Costco Wholesale Corp.	13,456
707	Kroger Co.	34,388
204	Sprouts Farmers Market, Inc.(a)	8,007
48	Target Corp.	6,551
116	Walmart, Inc.	18,544
		89,036
	Containers & Packaging — 0.1%
31	Ball Corp.	1,819
201	Sonoco Products Co.	11,787
		13,606
	Distributors — 0.0%
29	Genuine Parts Co.	4,516
	Diversified Consumer Services — 0.1%
73	Grand Canyon Education, Inc.(a)	7,924
151	Service Corp. International	10,064
		17,988
	Diversified REITs — 0.1%
488	American Assets Trust, Inc.	10,980
	Diversified Telecommunication Services — 0.2%
914	AT&T, Inc.	13,271
116	Iridium Communications, Inc.	6,096
593	Verizon Communications, Inc.	20,210
		39,577
	Electric Utilities — 0.3%
148	American Electric Power Co., Inc.	12,542
182	Eversource Energy	13,164
102	Exelon Corp.	4,270
Shares	Description	Value (†)
	Electric Utilities — continued
119	FirstEnergy Corp.	$4,687
82	IDACORP, Inc.	8,431
		43,094
	Electrical Equipment — 0.4%
81	Eaton Corp. PLC	16,631
107	Emerson Electric Co.	9,775
48	Hubbell, Inc.	14,976
68	Regal Rexnord Corp.	10,620
18	Rockwell Automation, Inc.	6,053
		58,055
	Electronic Equipment, Instruments & Components — 0.7%
94	Advanced Energy Industries, Inc.	11,767
53	Amphenol Corp., Class A	4,680
198	Avnet, Inc.	9,603
159	Cognex Corp.	8,685
56	Corning, Inc.	1,901
153	Jabil, Inc.	16,932
31	Keysight Technologies, Inc.(a)	4,993
504	Knowles Corp.(a)	9,208
31	Littelfuse, Inc.	9,443
169	TE Connectivity Ltd.	24,250
11	Teledyne Technologies, Inc.(a)	4,230
11	Zebra Technologies Corp., Class A(a)	3,387
		109,079
	Energy Equipment & Services — 0.2%
266	ChampionX Corp.	9,469
571	NOV, Inc.	11,466
85	Schlumberger NV	4,959
		25,894
	Entertainment — 1.2%
162	Activision Blizzard, Inc.(a)	15,027
50	Electronic Arts, Inc.	6,818
162	Netflix, Inc.(a)	71,113
43	Take-Two Interactive Software, Inc.(a)	6,577
769	Walt Disney Co.(a)	68,356
2,274	Warner Bros Discovery, Inc.(a)	29,721
		197,612
	Financial Services — 1.5%
272	Block, Inc.(a)	21,904
270	Fiserv, Inc.(a)	34,077
23	FleetCor Technologies, Inc.(a)	5,725
213	Global Payments, Inc.	23,483
20	Jack Henry & Associates, Inc.	3,351
20	Mastercard, Inc., Class A	7,886
961	MGIC Investment Corp.	16,087
337	PayPal Holdings, Inc.(a)	25,551
344	Visa, Inc., Class A	81,779
191	Voya Financial, Inc.	14,184
43	WEX, Inc.(a)	8,142
		242,169
	Food Products — 0.5%
109	Campbell Soup Co.	4,994
174	Conagra Brands, Inc.	5,709
113	Darling Ingredients, Inc.(a)	7,825
89	General Mills, Inc.	6,652
29	Hershey Co.	6,708
177	Hormel Foods Corp.	7,236
82	Ingredion, Inc.	9,123
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
34	J.M. Smucker Co.	$5,122
122	Kellogg Co.	8,161
115	Kraft Heinz Co.	4,161
81	McCormick & Co., Inc.	7,248
211	Mondelez International, Inc., Class A	15,641
		88,580
	Gas Utilities — 0.2%
67	Atmos Energy Corp.	8,155
227	New Jersey Resources Corp.	10,147
94	ONE Gas, Inc.	7,438
		25,740
	Ground Transportation — 0.3%
283	CSX Corp.	9,429
22	J.B. Hunt Transport Services, Inc.	4,487
40	Norfolk Southern Corp.	9,344
59	Ryder System, Inc.	6,027
30	Saia, Inc.(a)	12,694
28	Union Pacific Corp.	6,496
		48,477
	Health Care Equipment & Supplies — 0.8%
103	Abbott Laboratories	11,467
10	Align Technology, Inc.(a)	3,779
231	Baxter International, Inc.	10,448
38	Becton Dickinson & Co.	10,588
11	Cooper Cos., Inc.	4,304
51	Edwards Lifesciences Corp.(a)	4,186
24	GE HealthCare Technologies, Inc.	1,872
87	Globus Medical, Inc., Class A(a)	5,243
66	Haemonetics Corp.(a)	6,088
77	Intuitive Surgical, Inc.(a)	24,979
151	LeMaitre Vascular, Inc.	9,548
142	Medtronic PLC	12,462
32	Penumbra, Inc.(a)	9,707
26	Shockwave Medical, Inc.(a)	6,776
18	Stryker Corp.	5,101
9	Teleflex, Inc.	2,260
		128,808
	Health Care Providers & Services — 0.8%
126	Acadia Healthcare Co., Inc.(a)	9,958
65	Cardinal Health, Inc.	5,946
39	Centene Corp.(a)	2,655
20	Chemed Corp.	10,422
38	Cigna Group	11,214
257	CVS Health Corp.	19,195
13	Elevance Health, Inc.	6,131
79	Encompass Health Corp.	5,216
76	HCA Healthcare, Inc.	20,734
66	Henry Schein, Inc.(a)	5,200
6	Humana, Inc.	2,741
19	Laboratory Corp. of America Holdings	4,065
10	McKesson Corp.	4,024
221	Select Medical Holdings Corp.	6,632
119	Tenet Healthcare Corp.(a)	8,893
31	UnitedHealth Group, Inc.	15,697
		138,723
	Health Care REITs — 0.1%
579	Physicians Realty Trust	8,534
Shares	Description	Value (†)
	Health Care Technology — 0.4%
862	Doximity, Inc., Class A(a)	$30,799
131	Veeva Systems, Inc., Class A(a)	26,753
		57,552
	Hotel & Resort REITs — 0.0%
146	Host Hotels & Resorts, Inc.	2,686
	Hotels, Restaurants & Leisure — 1.3%
299	Aramark	12,071
19	Booking Holdings, Inc.(a)	56,445
2	Chipotle Mexican Grill, Inc.(a)	3,924
102	Hilton Worldwide Holdings, Inc.	15,860
91	Marriott Vacations Worldwide Corp.	11,694
58	McDonald's Corp.	17,005
143	Norwegian Cruise Line Holdings Ltd.(a)	3,156
409	Starbucks Corp.	41,542
205	Travel & Leisure Co.	8,350
34	Wingstop, Inc.	5,732
381	Yum China Holdings, Inc.	23,249
161	Yum! Brands, Inc.	22,165
		221,193
	Household Durables — 0.4%
38	DR Horton, Inc.	4,827
200	KB Home	10,794
79	Meritage Homes Corp.	11,767
303	PulteGroup, Inc.	25,570
258	Taylor Morrison Home Corp.(a)	12,492
		65,450
	Household Products — 0.3%
95	Church & Dwight Co., Inc.	9,089
49	Colgate-Palmolive Co.	3,737
302	Energizer Holdings, Inc.	10,781
201	Procter & Gamble Co.	31,416
		55,023
	Independent Power & Renewable Electricity Producers — 0.1%
435	AES Corp.	9,409
	Industrial Conglomerates — 0.3%
34	3M Co.	3,791
168	General Electric Co.	19,192
91	Honeywell International, Inc.	17,666
		40,649
	Industrial REITs — 0.0%
58	Prologis, Inc.	7,236
	Insurance — 1.1%
27	Allstate Corp.	3,042
586	American International Group, Inc.	35,324
88	Arch Capital Group Ltd.(a)	6,837
30	Assurant, Inc.	4,035
39	Chubb Ltd.	7,972
145	First American Financial Corp.	9,190
87	Hanover Insurance Group, Inc.	9,873
95	Hartford Financial Services Group, Inc.	6,829
37	Marsh & McLennan Cos., Inc.	6,972
70	Prudential Financial, Inc.	6,754
177	Reinsurance Group of America, Inc.	24,842
125	Selective Insurance Group, Inc.	12,899
69	Travelers Cos., Inc.	11,910
146	Willis Towers Watson PLC	30,854
		177,333
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 2.4%
637	Alphabet, Inc., Class A(a)	$84,543
922	Alphabet, Inc., Class C(a)	122,727
486	Meta Platforms, Inc., Class A(a)	154,839
679	Pinterest, Inc., Class A(a)	19,684
236	Yelp, Inc.(a)	10,632
375	ZoomInfo Technologies, Inc.(a)	9,589
		402,014
	IT Services — 0.3%
46	Accenture PLC, Class A	14,552
135	Cognizant Technology Solutions Corp., Class A	8,914
38	International Business Machines Corp.	5,479
373	Shopify, Inc., Class A(a)	25,207
13	VeriSign, Inc.(a)	2,743
		56,895
	Leisure Products — 0.1%
438	Mattel, Inc.(a)	9,330
157	YETI Holdings, Inc.(a)	6,688
		16,018
	Life Sciences Tools & Services — 0.5%
29	Agilent Technologies, Inc.	3,531
68	Danaher Corp.	17,344
19	Fortrea Holdings, Inc.(a)	607
157	Illumina, Inc.(a)	30,168
78	IQVIA Holdings, Inc.(a)	17,453
46	Repligen Corp.(a)	7,892
15	Thermo Fisher Scientific, Inc.	8,230
7	West Pharmaceutical Services, Inc.	2,576
		87,801
	Machinery — 1.0%
63	AGCO Corp.	8,385
20	Caterpillar, Inc.	5,303
8	Cummins, Inc.	2,086
29	Deere & Co.	12,459
55	Dover Corp.	8,028
84	Fortive Corp.	6,581
234	Graco, Inc.	18,563
18	Illinois Tool Works, Inc.	4,740
140	ITT, Inc.	13,944
110	Oshkosh Corp.	10,128
58	PACCAR, Inc.	4,996
78	Parker-Hannifin Corp.	31,981
131	SPX Technologies, Inc.(a)	11,084
139	Terex Corp.	8,150
122	Toro Co.	12,401
		158,829
	Media — 0.8%
7	Cable One, Inc.	5,068
88	Charter Communications, Inc., Class A(a)	35,657
919	Comcast Corp., Class A	41,594
290	Interpublic Group of Cos., Inc.	9,927
196	Liberty Broadband Corp., Class C(a)	17,469
152	New York Times Co., Class A	6,195
126	Omnicom Group, Inc.	10,662
165	Paramount Global, Class B	2,645
		129,217
	Metals & Mining — 0.2%
153	Alcoa Corp.	5,537
474	Cleveland-Cliffs, Inc.(a)	8,366
Shares	Description	Value (†)
	Metals & Mining — continued
139	Commercial Metals Co.	$7,953
54	Newmont Corp.	2,318
43	Reliance Steel & Aluminum Co.	12,593
		36,767
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
492	Invesco Mortgage Capital, Inc.	5,909
399	KKR Real Estate Finance Trust, Inc.	4,971
		10,880
	Multi-Utilities — 0.1%
96	Consolidated Edison, Inc.	9,107
39	DTE Energy Co.	4,458
25	WEC Energy Group, Inc.	2,246
		15,811
	Office REITs — 0.4%
1,023	Brandywine Realty Trust	5,166
501	Corporate Office Properties Trust	13,026
348	Douglas Emmett, Inc.	5,116
463	Easterly Government Properties, Inc.	6,834
550	Highwoods Properties, Inc.	13,898
530	Kilroy Realty Corp.	18,921
		62,961
	Oil, Gas & Consumable Fuels — 1.5%
695	Antero Midstream Corp.	8,298
186	Antero Resources Corp.(a)	4,975
832	APA Corp.	33,688
64	Chevron Corp.	10,474
457	CNX Resources Corp.(a)	9,323
491	ConocoPhillips	57,801
361	EOG Resources, Inc.	47,843
140	Exxon Mobil Corp.	15,014
33	Hess Corp.	5,007
139	HF Sinclair Corp.	7,240
479	Kinder Morgan, Inc.	8,483
88	ONEOK, Inc.	5,900
69	Phillips 66	7,697
243	Range Resources Corp.	7,637
923	Southwestern Energy Co.(a)	5,981
35	Valero Energy Corp.	4,512
177	Williams Cos., Inc.	6,098
		245,971
	Passenger Airlines — 0.2%
204	Alaska Air Group, Inc.(a)	9,921
255	Delta Air Lines, Inc.	11,796
673	JetBlue Airways Corp.(a)	5,229
		26,946
	Personal Care Products — 0.0%
15	Estee Lauder Cos., Inc., Class A	2,700
	Pharmaceuticals — 0.9%
128	Bristol-Myers Squibb Co.	7,960
24	Eli Lilly & Co.	10,909
60	Jazz Pharmaceuticals PLC(a)	7,825
174	Johnson & Johnson	29,150
134	Merck & Co., Inc.	14,291
143	Novartis AG, ADR	15,001
146	Novo Nordisk AS, ADR	23,521
137	Perrigo Co. PLC	5,020
231	Pfizer, Inc.	8,330
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
433	Roche Holding AG, ADR	$16,757
62	Zoetis, Inc.	11,662
		150,426
	Professional Services — 0.4%
19	Automatic Data Processing, Inc.	4,698
33	Ceridian HCM Holding, Inc.(a)	2,337
57	Concentrix Corp.	4,745
86	Equifax, Inc.	17,551
84	Exponent, Inc.	7,525
114	Korn Ferry	6,005
46	Leidos Holdings, Inc.	4,302
24	Paychex, Inc.	3,011
46	Paylocity Holding Corp.(a)	10,435
		60,609
	Real Estate Management & Development — 0.3%
500	CBRE Group, Inc., Class A(a)	41,655
57	Jones Lang LaSalle, Inc.(a)	9,493
		51,148
	Residential REITs — 0.1%
31	AvalonBay Communities, Inc.	5,848
49	Camden Property Trust	5,346
		11,194
	Retail REITs — 0.2%
825	Brixmor Property Group, Inc.	18,760
281	NNN REIT, Inc.	11,993
26	Simon Property Group, Inc.	3,240
		33,993
	Semiconductors & Semiconductor Equipment — 2.0%
118	Advanced Micro Devices, Inc.(a)	13,499
72	Analog Devices, Inc.	14,366
23	Broadcom, Inc.	20,669
14	First Solar, Inc.(a)	2,904
420	Intel Corp.	15,023
122	Lattice Semiconductor Corp.(a)	11,095
64	Micron Technology, Inc.	4,569
356	NVIDIA Corp.	166,355
44	Qorvo, Inc.(a)	4,841
248	QUALCOMM, Inc.	32,778
46	Silicon Laboratories, Inc.(a)	6,861
79	Synaptics, Inc.(a)	7,135
78	Texas Instruments, Inc.	14,040
49	Universal Display Corp.	7,148
86	Wolfspeed, Inc.(a)	5,667
		326,950
	Software — 3.6%
38	Adobe, Inc.(a)	20,754
34	ANSYS, Inc.(a)	11,631
235	Autodesk, Inc.(a)	49,818
23	Cadence Design Systems, Inc.(a)	5,382
174	Dynatrace, Inc.(a)	9,516
23	Intuit, Inc.	11,769
75	Manhattan Associates, Inc.(a)	14,297
537	Microsoft Corp.	180,389
859	Oracle Corp.	100,701
15	Palo Alto Networks, Inc.(a)	3,749
61	Qualys, Inc.(a)	8,467
31	Roper Technologies, Inc.	15,285
397	Salesforce, Inc.(a)	89,329
Shares	Description	Value (†)
	Software — continued
13	ServiceNow, Inc.(a)	$7,579
55	SPS Commerce, Inc.(a)	9,921
14	Synopsys, Inc.(a)	6,325
14	Tyler Technologies, Inc.(a)	5,553
221	Workday, Inc., Class A(a)	52,406
		602,871
	Specialized REITs — 0.2%
15	American Tower Corp.	2,855
31	Crown Castle, Inc.	3,357
6	Equinix, Inc.	4,859
70	Extra Space Storage, Inc.	9,770
145	VICI Properties, Inc.	4,565
87	Weyerhaeuser Co.	2,963
		28,369
	Specialty Retail — 0.4%
28	Asbury Automotive Group, Inc.(a)	6,317
58	Boot Barn Holdings, Inc.(a)	5,446
43	Dick's Sporting Goods, Inc.	6,063
43	Five Below, Inc.(a)	8,959
51	Home Depot, Inc.	17,026
27	Lithia Motors, Inc.	8,384
19	Ross Stores, Inc.	2,178
120	TJX Cos., Inc.	10,383
59	Williams-Sonoma, Inc.	8,180
		72,936
	Technology Hardware, Storage & Peripherals — 0.5%
410	Apple, Inc.	80,545
177	Hewlett Packard Enterprise Co.	3,076
99	HP, Inc.	3,250
		86,871
	Textiles, Apparel & Luxury Goods — 0.3%
52	Crocs, Inc.(a)	5,634
22	Deckers Outdoor Corp.(a)	11,961
130	NIKE, Inc., Class B	14,351
79	PVH Corp.	7,082
1,439	Under Armour, Inc., Class A(a)	11,598
777	Under Armour, Inc., Class C(a)	5,765
		56,391
	Trading Companies & Distributors — 0.1%
58	GATX Corp.	7,271
36	Watsco, Inc.	13,615
		20,886
	Water Utilities — 0.1%
89	American States Water Co.	7,869
33	American Water Works Co., Inc.	4,865
189	Essential Utilities, Inc.	7,993
		20,727
	Total Common Stocks (Identified Cost $6,170,068)	6,842,582

Principal Amount
Bonds and Notes — 16.3%
Apartment REITs — 0.1%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,007
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.3%
$24,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$23,111
10,000	Lear Corp., 4.250%, 5/15/2029	9,440
17,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	14,572
		47,123
	Banking — 2.3%
26,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	24,395
14,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	13,853
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,831
29,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	25,880
23,000	Citigroup, Inc., 4.600%, 3/09/2026	22,442
24,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	23,237
25,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	24,607
43,000	KeyCorp, MTN, 2.550%, 10/01/2029	34,620
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	10,100
16,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	14,214
12,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	11,454
29,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	26,933
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,563
14,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	13,584
14,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	13,670
18,000	State Street Corp., 2.400%, 1/24/2030	15,454
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	13,089
27,000	Truist Bank, 3.200%, 4/01/2024	26,530
29,000	Westpac Banking Corp., 2.350%, 2/19/2025	27,709
		379,165
	Brokerage — 0.3%
27,000	BlackRock, Inc., 2.400%, 4/30/2030	23,268
31,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	21,368
		44,636
	Building Materials — 0.2%
15,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	13,355
26,000	Owens Corning, 3.950%, 8/15/2029	24,341
		37,696
	Chemicals — 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,444
	Consumer Products — 0.0%
11,000	Procter & Gamble Co., 3.000%, 3/25/2030	10,131
	Diversified Manufacturing — 0.2%
27,000	Eaton Corp., 4.150%, 3/15/2033	25,566
15,000	Emerson Electric Co., 2.000%, 12/21/2028	13,049
		38,615
	Electric — 0.9%
15,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	13,183
25,000	Duke Energy Corp., 3.750%, 4/15/2024	24,679
38,000	Entergy Corp., 0.900%, 9/15/2025	34,416
16,000	Exelon Corp., 4.050%, 4/15/2030	14,959
27,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	22,434
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	9,991
Principal Amount	Description	Value (†)
	Electric — continued
$5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$4,059
23,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	21,925
		145,646
	Environmental — 0.1%
16,000	Republic Services, Inc., 1.450%, 2/15/2031	12,510
12,000	Waste Management, Inc., 2.950%, 6/01/2041	8,862
		21,372
	Finance Companies — 0.2%
16,000	Ares Capital Corp., 3.250%, 7/15/2025	14,926
16,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	14,078
		29,004
	Food & Beverage — 0.5%
29,000	Coca-Cola Co., 1.450%, 6/01/2027	25,918
25,000	General Mills, Inc., 4.000%, 4/17/2025	24,374
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	11,354
28,000	PepsiCo, Inc., 2.750%, 3/19/2030	25,128
		86,774
	Government Owned - No Guarantee — 0.4%
18,000	Equinor ASA, 3.625%, 4/06/2040	14,945
44,000	Federal National Mortgage Association, 6.625%, 11/15/2030	50,610
		65,555
	Health Care REITs — 0.1%
14,000	Welltower OP LLC, 2.800%, 6/01/2031	11,595
	Health Insurance — 0.3%
24,000	Elevance Health, Inc., 4.101%, 3/01/2028	23,080
19,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	20,417
		43,497
	Healthcare — 0.4%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,637
8,000	CVS Health Corp., 4.300%, 3/25/2028	7,748
17,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	16,325
12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	11,296
17,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	14,887
		59,893
	Integrated Energy — 0.3%
27,000	Exxon Mobil Corp., 2.992%, 3/19/2025	26,059
18,000	Shell International Finance BV, 6.375%, 12/15/2038	20,225
		46,284
	Life Insurance — 0.1%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,081
19,000	Manulife Financial Corp., 3.703%, 3/16/2032	17,248
		23,329
	Mortgage Related — 4.1%
46,543	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	37,689
105,468	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	88,897
76,974	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	67,376
61,536	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	55,751
5,654	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	5,280
87,022	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(c)	70,594
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$119,666	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	$101,123
116,657	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	102,475
72,905	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	66,193
26,094	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(c)	24,386
2,250	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(c)	2,189
28,167	Government National Mortgage Association, 3.000%, 6/20/2052	25,051
29,760	Government National Mortgage Association, 5.500%, 4/20/2053	29,581
		676,585
	Natural Gas — 0.2%
32,000	NiSource, Inc., 0.950%, 8/15/2025	29,316
	Office REITs — 0.4%
26,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	24,906
17,000	Boston Properties LP, 2.750%, 10/01/2026	15,335
32,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	23,665
		63,906
	Other REITs — 0.1%
16,000	Prologis LP, 1.250%, 10/15/2030	12,406
	Pharmaceuticals — 0.4%
25,000	AbbVie, Inc., 3.600%, 5/14/2025	24,220
15,000	Biogen, Inc., 2.250%, 5/01/2030	12,393
16,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	14,910
11,000	Merck & Co., Inc., 1.450%, 6/24/2030	8,927
13,000	Viatris, Inc., 3.850%, 6/22/2040	9,245
		69,695
	Property & Casualty Insurance — 0.0%
8,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	7,024
	Railroads — 0.1%
24,000	CSX Corp., 2.600%, 11/01/2026	22,268
	Restaurants — 0.1%
26,000	Starbucks Corp., 2.250%, 3/12/2030	22,005
	Retail REITs — 0.1%
10,000	Realty Income Corp., 3.400%, 1/15/2028	9,261
8,000	Spirit Realty LP, 2.700%, 2/15/2032	6,154
		15,415
	Retailers — 0.3%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,783
31,000	TJX Cos., Inc., 1.150%, 5/15/2028	26,635
11,000	Walmart, Inc., 4.100%, 4/15/2033	10,624
		49,042
	Technology — 0.9%
28,000	Apple, Inc., 2.500%, 2/09/2025	26,963
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,535
11,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	9,995
16,000	Intel Corp., 2.450%, 11/15/2029	14,023
27,000	International Business Machines Corp., 4.000%, 6/20/2042	22,802
15,000	NVIDIA Corp., 2.850%, 4/01/2030	13,561
37,000	Oracle Corp., 2.950%, 5/15/2025	35,442
32,000	QUALCOMM, Inc., 1.650%, 5/20/2032	25,151
		149,472
Principal Amount	Description	Value (†)
	Treasuries — 2.4%
$47,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$25,622
30,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	22,635
27,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	20,236
70,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	56,208
75,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	61,858
39,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	31,986
51,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	41,938
152,000	U.S. Treasury Notes, 0.375%, 11/30/2025	137,530
		398,013
	Utility Other — 0.1%
17,000	Essential Utilities, Inc., 4.276%, 5/01/2049	13,634
	Wireless — 0.2%
33,000	Vodafone Group PLC, 6.150%, 2/27/2037	34,349
	Wirelines — 0.2%
11,000	AT&T, Inc., 3.650%, 6/01/2051	7,774
23,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	23,180
		30,954
	Total Bonds and Notes (Identified Cost $2,990,808)	2,701,850

Shares
Exchange-Traded Funds — 5.7%
12,499	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $913,629)	934,425

Mutual Funds — 9.0%
42,290	WCM Focused Emerging Markets Fund, Institutional Class	563,723
40,806	WCM Focused International Growth Fund, Institutional Class	922,613
	Total Mutual Funds (Identified Cost $1,589,828)	1,486,336

Affiliated Mutual Funds — 24.7%
87,006	Loomis Sayles Inflation Protected Securities Fund, Class N	837,864
94,031	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,003,316
159,959	Mirova Global Green Bond Fund, Class N	1,322,859
77,628	Mirova International Sustainable Equity Fund, Class N	931,540
	Total Affiliated Mutual Funds (Identified Cost $4,481,672)	4,095,579
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2030 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$527,242	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $527,278 on 8/01/2023 collateralized by $517,600 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $538,190 including accrued interest (Note 2 of Notes to Financial Statements)	$527,242
20,000	U.S. Treasury Bills, 5.150%, 8/08/2023(e)	19,980
	Total Short-Term Investments (Identified Cost $547,222)	547,222
	Total Investments — 100.3% (Identified Cost $16,693,227)	16,607,994
	Other assets less liabilities — (0.3)%	(45,731)
	Net Assets — 100.0%	$16,562,263

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $21,630 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	61.6%
Fixed Income	35.4
Short-Term Investments	3.3
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 47.1% of Net Assets
	Aerospace & Defense — 1.0%
193	AAR Corp.(a)	$11,542
492	Boeing Co.(a)	117,514
41	L3Harris Technologies, Inc.	7,769
35	Lockheed Martin Corp.	15,623
79	Moog, Inc., Class A	8,330
125	RTX Corp.	10,991
		171,769
	Air Freight & Logistics — 0.4%
273	Expeditors International of Washington, Inc.	34,753
28	FedEx Corp.	7,559
154	GXO Logistics, Inc.(a)	10,329
81	United Parcel Service, Inc., Class B	15,157
		67,798
	Automobile Components — 0.6%
40	Aptiv PLC(a)	4,380
692	BorgWarner, Inc.	32,178
535	Dana, Inc.	10,154
438	Magna International, Inc.	28,177
468	Mobileye Global, Inc., Class A(a)	17,868
141	Phinia, Inc.(a)	4,000
71	Visteon Corp.(a)	10,940
		107,697
	Automobiles — 1.1%
1,620	General Motors Co.	62,159
439	Tesla, Inc.(a)	117,402
75	Thor Industries, Inc.	8,662
		188,223
	Banks — 2.5%
324	Ameris Bancorp	14,143
1,905	Bank of America Corp.	60,960
930	Citigroup, Inc.	44,324
129	Citizens Financial Group, Inc.	4,162
231	East West Bancorp, Inc.	14,370
21	First Citizens BancShares, Inc., Class A	30,057
586	First Financial Bancorp	13,531
1,508	FNB Corp.	19,287
971	Fulton Financial Corp.	13,885
329	International Bancshares Corp.	16,332
309	JPMorgan Chase & Co.	48,810
109	PNC Financial Services Group, Inc.	14,921
167	Regions Financial Corp.	3,402
1,250	Truist Financial Corp.	41,525
508	Trustmark Corp.	13,340
161	U.S. Bancorp	6,388
309	Webster Financial Corp.	14,622
1,252	Wells Fargo & Co.	57,792
		431,851
	Beverages — 0.7%
59	Boston Beer Co., Inc., Class A(a)	21,915
206	Coca-Cola Co.	12,758
185	Keurig Dr Pepper, Inc.	6,292
1,403	Monster Beverage Corp.(a)	80,658
39	PepsiCo, Inc.	7,311
		128,934
	Biotechnology — 0.9%
63	AbbVie, Inc.	9,424
248	Alnylam Pharmaceuticals, Inc.(a)	48,459
Shares	Description	Value (†)
	Biotechnology — continued
16	Biogen, Inc.(a)	$4,323
280	CRISPR Therapeutics AG(a)	16,052
97	Gilead Sciences, Inc.	7,386
163	Halozyme Therapeutics, Inc.(a)	7,003
75	Incyte Corp.(a)	4,779
92	Neurocrine Biosciences, Inc.(a)	9,374
62	Regeneron Pharmaceuticals, Inc.(a)	45,998
27	United Therapeutics Corp.(a)	6,553
11	Vertex Pharmaceuticals, Inc.(a)	3,876
		163,227
	Broadline Retail — 1.7%
226	Alibaba Group Holding Ltd., ADR(a)	23,088
1,859	Amazon.com, Inc.(a)	248,511
627	eBay, Inc.	27,908
359	Macy's, Inc.	5,956
		305,463
	Building Products — 0.8%
85	Builders FirstSource, Inc.(a)	12,276
53	Carlisle Cos., Inc.	14,692
96	Carrier Global Corp.	5,717
421	Fortune Brands Innovations, Inc.	29,920
41	Lennox International, Inc.	15,065
585	Masco Corp.	35,498
123	Owens Corning	17,219
103	Trex Co., Inc.(a)	7,121
		137,508
	Capital Markets — 2.8%
895	Bank of New York Mellon Corp.	40,597
11	BlackRock, Inc.	8,127
42	Cboe Global Markets, Inc.	5,867
808	Charles Schwab Corp.	53,409
67	CME Group, Inc.	13,330
68	FactSet Research Systems, Inc.	29,583
123	Goldman Sachs Group, Inc.	43,772
540	Intercontinental Exchange, Inc.	61,992
264	Janus Henderson Group PLC	7,748
983	KKR & Co., Inc.	58,370
65	Moody's Corp.	22,929
91	Morgan Stanley	8,332
57	MSCI, Inc.	31,241
31	Northern Trust Corp.	2,484
44	S&P Global, Inc.	17,358
427	SEI Investments Co.	26,897
582	State Street Corp.	42,160
30	T. Rowe Price Group, Inc.	3,698
51	Virtus Investment Partners, Inc.	10,492
		488,386
	Chemicals — 0.6%
14	Air Products & Chemicals, Inc.	4,275
177	Celanese Corp.	22,194
47	DuPont de Nemours, Inc.	3,649
28	Ecolab, Inc.	5,128
143	HB Fuller Co.	10,586
102	Innospec, Inc.	10,928
52	Linde PLC	20,315
187	Livent Corp.(a)	4,604
122	Minerals Technologies, Inc.	7,485
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
19	Sherwin-Williams Co.	$5,253
70	Stepan Co.	6,707
		101,124
	Commercial Services & Supplies — 0.1%
73	MSA Safety, Inc.	12,118
25	Waste Management, Inc.	4,095
		16,213
	Communications Equipment — 0.3%
175	Ciena Corp.(a)	7,385
393	Cisco Systems, Inc.	20,452
56	F5, Inc.(a)	8,861
97	Lumentum Holdings, Inc.(a)	5,079
19	Motorola Solutions, Inc.	5,446
		47,223
	Construction & Engineering — 0.1%
251	AECOM	21,837
	Construction Materials — 0.2%
27	Martin Marietta Materials, Inc.	12,054
66	Vulcan Materials Co.	14,553
		26,607
	Consumer Finance — 0.9%
1,540	Ally Financial, Inc.	47,032
247	American Express Co.	41,713
614	Capital One Financial Corp.	71,850
100	Synchrony Financial	3,454
		164,049
	Consumer Staples Distribution & Retail — 0.6%
144	BJ's Wholesale Club Holdings, Inc.(a)	9,549
30	Costco Wholesale Corp.	16,820
857	Kroger Co.	41,684
241	Sprouts Farmers Market, Inc.(a)	9,459
61	Target Corp.	8,325
143	Walmart, Inc.	22,860
		108,697
	Containers & Packaging — 0.1%
37	Ball Corp.	2,171
237	Sonoco Products Co.	13,898
		16,069
	Distributors — 0.0%
36	Genuine Parts Co.	5,606
	Diversified Consumer Services — 0.1%
86	Grand Canyon Education, Inc.(a)	9,335
178	Service Corp. International	11,864
		21,199
	Diversified REITs — 0.1%
576	American Assets Trust, Inc.	12,960
	Diversified Telecommunication Services — 0.3%
1,105	AT&T, Inc.	16,044
138	Iridium Communications, Inc.	7,252
721	Verizon Communications, Inc.	24,572
		47,868
	Electric Utilities — 0.3%
184	American Electric Power Co., Inc.	15,592
220	Eversource Energy	15,913
119	Exelon Corp.	4,981
Shares	Description	Value (†)
	Electric Utilities — continued
152	FirstEnergy Corp.	$5,987
97	IDACORP, Inc.	9,974
		52,447
	Electrical Equipment — 0.4%
97	Eaton Corp. PLC	19,916
132	Emerson Electric Co.	12,058
57	Hubbell, Inc.	17,784
80	Regal Rexnord Corp.	12,495
22	Rockwell Automation, Inc.	7,398
		69,651
	Electronic Equipment, Instruments & Components — 0.8%
112	Advanced Energy Industries, Inc.	14,020
63	Amphenol Corp., Class A	5,564
234	Avnet, Inc.	11,349
188	Cognex Corp.	10,269
60	Corning, Inc.	2,036
188	Jabil, Inc.	20,806
38	Keysight Technologies, Inc.(a)	6,121
593	Knowles Corp.(a)	10,834
37	Littelfuse, Inc.	11,270
204	TE Connectivity Ltd.	29,272
14	Teledyne Technologies, Inc.(a)	5,383
14	Zebra Technologies Corp., Class A(a)	4,312
		131,236
	Energy Equipment & Services — 0.2%
314	ChampionX Corp.	11,178
673	NOV, Inc.	13,514
100	Schlumberger NV	5,834
		30,526
	Entertainment — 1.4%
200	Activision Blizzard, Inc.(a)	18,552
62	Electronic Arts, Inc.	8,454
196	Netflix, Inc.(a)	86,038
55	Take-Two Interactive Software, Inc.(a)	8,412
934	Walt Disney Co.(a)	83,023
2,724	Warner Bros Discovery, Inc.(a)	35,602
		240,081
	Financial Services — 1.7%
330	Block, Inc.(a)	26,575
323	Fiserv, Inc.(a)	40,766
27	FleetCor Technologies, Inc.(a)	6,721
254	Global Payments, Inc.	28,003
25	Jack Henry & Associates, Inc.	4,189
24	Mastercard, Inc., Class A	9,463
1,133	MGIC Investment Corp.	18,966
412	PayPal Holdings, Inc.(a)	31,238
418	Visa, Inc., Class A	99,371
225	Voya Financial, Inc.	16,709
51	WEX, Inc.(a)	9,657
		291,658
	Food Products — 0.6%
128	Campbell Soup Co.	5,865
208	Conagra Brands, Inc.	6,825
133	Darling Ingredients, Inc.(a)	9,210
106	General Mills, Inc.	7,922
35	Hershey Co.	8,096
211	Hormel Foods Corp.	8,626
97	Ingredion, Inc.	10,792
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
41	J.M. Smucker Co.	$6,177
146	Kellogg Co.	9,766
141	Kraft Heinz Co.	5,101
97	McCormick & Co., Inc.	8,680
257	Mondelez International, Inc., Class A	19,051
		106,111
	Gas Utilities — 0.2%
82	Atmos Energy Corp.	9,980
268	New Jersey Resources Corp.	11,980
111	ONE Gas, Inc.	8,783
		30,743
	Ground Transportation — 0.3%
341	CSX Corp.	11,362
25	J.B. Hunt Transport Services, Inc.	5,099
50	Norfolk Southern Corp.	11,679
70	Ryder System, Inc.	7,150
35	Saia, Inc.(a)	14,810
34	Union Pacific Corp.	7,889
		57,989
	Health Care Equipment & Supplies — 0.9%
124	Abbott Laboratories	13,805
13	Align Technology, Inc.(a)	4,913
263	Baxter International, Inc.	11,895
46	Becton Dickinson & Co.	12,816
12	Cooper Cos., Inc.	4,695
59	Edwards Lifesciences Corp.(a)	4,842
27	GE HealthCare Technologies, Inc.	2,106
103	Globus Medical, Inc., Class A(a)	6,208
78	Haemonetics Corp.(a)	7,195
93	Intuitive Surgical, Inc.(a)	30,169
178	LeMaitre Vascular, Inc.	11,255
175	Medtronic PLC	15,358
38	Penumbra, Inc.(a)	11,528
30	Shockwave Medical, Inc.(a)	7,818
23	Stryker Corp.	6,518
10	Teleflex, Inc.	2,512
		153,633
	Health Care Providers & Services — 1.0%
149	Acadia Healthcare Co., Inc.(a)	11,775
83	Cardinal Health, Inc.	7,592
45	Centene Corp.(a)	3,064
24	Chemed Corp.	12,506
48	Cigna Group	14,165
314	CVS Health Corp.	23,453
16	Elevance Health, Inc.	7,546
94	Encompass Health Corp.	6,207
91	HCA Healthcare, Inc.	24,826
78	Henry Schein, Inc.(a)	6,146
8	Humana, Inc.	3,655
23	Laboratory Corp. of America Holdings	4,920
12	McKesson Corp.	4,829
261	Select Medical Holdings Corp.	7,832
140	Tenet Healthcare Corp.(a)	10,462
37	UnitedHealth Group, Inc.	18,736
		167,714
	Health Care REITs — 0.1%
682	Physicians Realty Trust	10,053
Shares	Description	Value (†)
	Health Care Technology — 0.4%
1,044	Doximity, Inc., Class A(a)	$37,302
159	Veeva Systems, Inc., Class A(a)	32,471
		69,773
	Hotel & Resort REITs — 0.0%
159	Host Hotels & Resorts, Inc.	2,926
	Hotels, Restaurants & Leisure — 1.5%
374	Aramark	15,098
21	Booking Holdings, Inc.(a)	62,387
3	Chipotle Mexican Grill, Inc.(a)	5,887
121	Hilton Worldwide Holdings, Inc.	18,814
107	Marriott Vacations Worldwide Corp.	13,751
71	McDonald's Corp.	20,817
178	Norwegian Cruise Line Holdings Ltd.(a)	3,929
495	Starbucks Corp.	50,277
242	Travel & Leisure Co.	9,857
40	Wingstop, Inc.	6,743
462	Yum China Holdings, Inc.	28,191
196	Yum! Brands, Inc.	26,983
		262,734
	Household Durables — 0.4%
48	DR Horton, Inc.	6,097
237	KB Home	12,791
93	Meritage Homes Corp.	13,852
364	PulteGroup, Inc.	30,718
304	Taylor Morrison Home Corp.(a)	14,720
		78,178
	Household Products — 0.4%
116	Church & Dwight Co., Inc.	11,098
59	Colgate-Palmolive Co.	4,499
356	Energizer Holdings, Inc.	12,709
246	Procter & Gamble Co.	38,450
		66,756
	Independent Power & Renewable Electricity Producers — 0.1%
521	AES Corp.	11,269
	Industrial Conglomerates — 0.3%
41	3M Co.	4,571
204	General Electric Co.	23,305
113	Honeywell International, Inc.	21,937
		49,813
	Industrial REITs — 0.0%
72	Prologis, Inc.	8,982
	Insurance — 1.2%
34	Allstate Corp.	3,831
703	American International Group, Inc.	42,377
107	Arch Capital Group Ltd.(a)	8,313
36	Assurant, Inc.	4,842
49	Chubb Ltd.	10,016
170	First American Financial Corp.	10,775
103	Hanover Insurance Group, Inc.	11,689
113	Hartford Financial Services Group, Inc.	8,122
46	Marsh & McLennan Cos., Inc.	8,667
84	Prudential Financial, Inc.	8,105
210	Reinsurance Group of America, Inc.	29,474
147	Selective Insurance Group, Inc.	15,169
83	Travelers Cos., Inc.	14,327
174	Willis Towers Watson PLC	36,771
		212,478
See accompanying notes to financial statements.
| 52

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 2.8%
691	Alphabet, Inc., Class A(a)	$91,710
1,182	Alphabet, Inc., Class C(a)	157,336
587	Meta Platforms, Inc., Class A(a)	187,018
812	Pinterest, Inc., Class A(a)	23,540
278	Yelp, Inc.(a)	12,524
478	ZoomInfo Technologies, Inc.(a)	12,222
		484,350
	IT Services — 0.4%
57	Accenture PLC, Class A	18,032
164	Cognizant Technology Solutions Corp., Class A	10,829
47	International Business Machines Corp.	6,776
451	Shopify, Inc., Class A(a)	30,479
16	VeriSign, Inc.(a)	3,375
		69,491
	Leisure Products — 0.1%
516	Mattel, Inc.(a)	10,991
185	YETI Holdings, Inc.(a)	7,881
		18,872
	Life Sciences Tools & Services — 0.6%
35	Agilent Technologies, Inc.	4,262
81	Danaher Corp.	20,660
23	Fortrea Holdings, Inc.(a)	735
191	Illumina, Inc.(a)	36,701
92	IQVIA Holdings, Inc.(a)	20,586
55	Repligen Corp.(a)	9,436
19	Thermo Fisher Scientific, Inc.	10,424
9	West Pharmaceutical Services, Inc.	3,312
		106,116
	Machinery — 1.1%
75	AGCO Corp.	9,982
26	Caterpillar, Inc.	6,894
10	Cummins, Inc.	2,608
36	Deere & Co.	15,466
65	Dover Corp.	9,488
100	Fortive Corp.	7,835
276	Graco, Inc.	21,895
21	Illinois Tool Works, Inc.	5,530
165	ITT, Inc.	16,434
130	Oshkosh Corp.	11,969
69	PACCAR, Inc.	5,943
94	Parker-Hannifin Corp.	38,541
155	SPX Technologies, Inc.(a)	13,115
164	Terex Corp.	9,615
144	Toro Co.	14,638
		189,953
	Media — 0.9%
9	Cable One, Inc.	6,516
105	Charter Communications, Inc., Class A(a)	42,545
1,101	Comcast Corp., Class A	49,831
345	Interpublic Group of Cos., Inc.	11,809
233	Liberty Broadband Corp., Class C(a)	20,767
179	New York Times Co., Class A	7,296
149	Omnicom Group, Inc.	12,609
205	Paramount Global, Class B	3,286
		154,659
	Metals & Mining — 0.2%
180	Alcoa Corp.	6,514
559	Cleveland-Cliffs, Inc.(a)	9,866
Shares	Description	Value (†)
	Metals & Mining — continued
163	Commercial Metals Co.	$9,327
67	Newmont Corp.	2,876
51	Reliance Steel & Aluminum Co.	14,936
		43,519
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
581	Invesco Mortgage Capital, Inc.	6,978
471	KKR Real Estate Finance Trust, Inc.	5,868
		12,846
	Multi-Utilities — 0.1%
120	Consolidated Edison, Inc.	11,383
49	DTE Energy Co.	5,601
30	WEC Energy Group, Inc.	2,696
		19,680
	Office REITs — 0.4%
1,203	Brandywine Realty Trust	6,075
590	Corporate Office Properties Trust	15,340
410	Douglas Emmett, Inc.	6,027
546	Easterly Government Properties, Inc.	8,059
648	Highwoods Properties, Inc.	16,375
654	Kilroy Realty Corp.	23,348
		75,224
	Oil, Gas & Consumable Fuels — 1.7%
819	Antero Midstream Corp.	9,779
219	Antero Resources Corp.(a)	5,858
990	APA Corp.	40,085
76	Chevron Corp.	12,438
538	CNX Resources Corp.(a)	10,975
588	ConocoPhillips	69,219
433	EOG Resources, Inc.	57,386
170	Exxon Mobil Corp.	18,231
39	Hess Corp.	5,917
164	HF Sinclair Corp.	8,543
584	Kinder Morgan, Inc.	10,343
105	ONEOK, Inc.	7,039
82	Phillips 66	9,147
286	Range Resources Corp.	8,989
1,085	Southwestern Energy Co.(a)	7,031
41	Valero Energy Corp.	5,285
211	Williams Cos., Inc.	7,269
		293,534
	Passenger Airlines — 0.2%
251	Alaska Air Group, Inc.(a)	12,206
304	Delta Air Lines, Inc.	14,063
793	JetBlue Airways Corp.(a)	6,162
		32,431
	Personal Care Products — 0.0%
21	Estee Lauder Cos., Inc., Class A	3,780
	Pharmaceuticals — 1.0%
154	Bristol-Myers Squibb Co.	9,577
30	Eli Lilly & Co.	13,636
71	Jazz Pharmaceuticals PLC(a)	9,260
212	Johnson & Johnson	35,516
162	Merck & Co., Inc.	17,277
174	Novartis AG, ADR	18,253
177	Novo Nordisk AS, ADR	28,515
162	Perrigo Co. PLC	5,936
276	Pfizer, Inc.	9,953
See accompanying notes to financial statements.
53 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
529	Roche Holding AG, ADR	$20,472
78	Zoetis, Inc.	14,671
		183,066
	Professional Services — 0.4%
25	Automatic Data Processing, Inc.	6,182
37	Ceridian HCM Holding, Inc.(a)	2,620
67	Concentrix Corp.	5,577
102	Equifax, Inc.	20,816
100	Exponent, Inc.	8,958
134	Korn Ferry	7,059
56	Leidos Holdings, Inc.	5,238
28	Paychex, Inc.	3,513
54	Paylocity Holding Corp.(a)	12,250
		72,213
	Real Estate Management & Development — 0.4%
603	CBRE Group, Inc., Class A(a)	50,236
67	Jones Lang LaSalle, Inc.(a)	11,159
		61,395
	Residential REITs — 0.1%
39	AvalonBay Communities, Inc.	7,358
58	Camden Property Trust	6,327
		13,685
	Retail REITs — 0.2%
973	Brixmor Property Group, Inc.	22,126
331	NNN REIT, Inc.	14,127
33	Simon Property Group, Inc.	4,112
		40,365
	Semiconductors & Semiconductor Equipment — 2.2%
141	Advanced Micro Devices, Inc.(a)	16,130
85	Analog Devices, Inc.	16,960
26	Broadcom, Inc.	23,365
16	First Solar, Inc.(a)	3,318
508	Intel Corp.	18,171
144	Lattice Semiconductor Corp.(a)	13,095
78	Micron Technology, Inc.	5,569
432	NVIDIA Corp.	201,869
54	Qorvo, Inc.(a)	5,941
299	QUALCOMM, Inc.	39,519
54	Silicon Laboratories, Inc.(a)	8,054
93	Synaptics, Inc.(a)	8,399
94	Texas Instruments, Inc.	16,920
57	Universal Display Corp.	8,315
101	Wolfspeed, Inc.(a)	6,656
		392,281
	Software — 4.2%
46	Adobe, Inc.(a)	25,124
42	ANSYS, Inc.(a)	14,368
286	Autodesk, Inc.(a)	60,629
26	Cadence Design Systems, Inc.(a)	6,084
205	Dynatrace, Inc.(a)	11,211
28	Intuit, Inc.	14,327
93	Manhattan Associates, Inc.(a)	17,728
647	Microsoft Corp.	217,340
1,038	Oracle Corp.	121,685
19	Palo Alto Networks, Inc.(a)	4,749
71	Qualys, Inc.(a)	9,855
36	Roper Technologies, Inc.	17,750
476	Salesforce, Inc.(a)	107,105
Shares	Description	Value (†)
	Software — continued
16	ServiceNow, Inc.(a)	$9,328
65	SPS Commerce, Inc.(a)	11,725
16	Synopsys, Inc.(a)	7,229
17	Tyler Technologies, Inc.(a)	6,743
267	Workday, Inc., Class A(a)	63,314
		726,294
	Specialized REITs — 0.2%
20	American Tower Corp.	3,806
37	Crown Castle, Inc.	4,007
7	Equinix, Inc.	5,669
90	Extra Space Storage, Inc.	12,561
170	VICI Properties, Inc.	5,352
98	Weyerhaeuser Co.	3,338
		34,733
	Specialty Retail — 0.5%
33	Asbury Automotive Group, Inc.(a)	7,445
69	Boot Barn Holdings, Inc.(a)	6,479
50	Dick's Sporting Goods, Inc.	7,050
51	Five Below, Inc.(a)	10,625
63	Home Depot, Inc.	21,032
31	Lithia Motors, Inc.	9,627
22	Ross Stores, Inc.	2,522
144	TJX Cos., Inc.	12,460
69	Williams-Sonoma, Inc.	9,566
		86,806
	Technology Hardware, Storage & Peripherals — 0.6%
497	Apple, Inc.	97,636
208	Hewlett Packard Enterprise Co.	3,615
126	HP, Inc.	4,136
		105,387
	Textiles, Apparel & Luxury Goods — 0.4%
61	Crocs, Inc.(a)	6,609
26	Deckers Outdoor Corp.(a)	14,136
162	NIKE, Inc., Class B	17,883
94	PVH Corp.	8,426
1,740	Under Armour, Inc., Class A(a)	14,025
930	Under Armour, Inc., Class C(a)	6,901
		67,980
	Trading Companies & Distributors — 0.1%
68	GATX Corp.	8,525
43	Watsco, Inc.	16,262
		24,787
	Water Utilities — 0.1%
105	American States Water Co.	9,283
29	American Water Works Co., Inc.	4,275
223	Essential Utilities, Inc.	9,431
		22,989
	Total Common Stocks (Identified Cost $7,406,933)	8,221,495

Principal Amount
Bonds and Notes — 12.4%
Apartment REITs — 0.1%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,007
See accompanying notes to financial statements.
| 54

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.2%
$24,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$23,111
5,000	Lear Corp., 4.250%, 5/15/2029	4,720
16,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	13,715
		41,546
	Banking — 1.9%
25,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	23,457
17,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	16,821
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,831
26,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	23,203
24,000	Citigroup, Inc., 4.600%, 3/09/2026	23,418
21,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	20,333
21,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	20,669
22,000	KeyCorp, MTN, 2.550%, 10/01/2029	17,713
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,018
13,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	11,549
11,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	10,500
25,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	23,218
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,563
12,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	11,643
11,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	10,741
17,000	State Street Corp., 2.400%, 1/24/2030	14,595
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	13,089
24,000	Truist Bank, 3.200%, 4/01/2024	23,582
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	22,931
		335,874
	Brokerage — 0.2%
23,000	BlackRock, Inc., 2.400%, 4/30/2030	19,821
27,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	18,611
		38,432
	Building Materials — 0.2%
16,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	14,245
22,000	Owens Corning, 3.950%, 8/15/2029	20,596
		34,841
	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,629
	Consumer Products — 0.0%
8,000	Procter & Gamble Co., 3.000%, 3/25/2030	7,368
	Diversified Manufacturing — 0.2%
23,000	Eaton Corp., 4.150%, 3/15/2033	21,778
12,000	Emerson Electric Co., 2.000%, 12/21/2028	10,440
		32,218
	Electric — 0.7%
15,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	13,183
21,000	Duke Energy Corp., 3.750%, 4/15/2024	20,730
26,000	Entergy Corp., 0.900%, 9/15/2025	23,548
15,000	Exelon Corp., 4.050%, 4/15/2030	14,024
26,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	21,603
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,541
Principal Amount	Description	Value (†)
	Electric — continued
$5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$4,059
24,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	22,878
		124,566
	Environmental — 0.1%
15,000	Republic Services, Inc., 1.450%, 2/15/2031	11,729
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,692
		15,421
	Finance Companies — 0.2%
13,000	Ares Capital Corp., 3.250%, 7/15/2025	12,128
15,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	13,198
		25,326
	Food & Beverage — 0.4%
23,000	Coca-Cola Co., 1.450%, 6/01/2027	20,556
24,000	General Mills, Inc., 4.000%, 4/17/2025	23,399
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,734
22,000	PepsiCo, Inc., 2.750%, 3/19/2030	19,743
		72,432
	Government Owned - No Guarantee — 0.3%
14,000	Equinor ASA, 3.625%, 4/06/2040	11,624
35,000	Federal National Mortgage Association, 6.625%, 11/15/2030	40,258
		51,882
	Health Care REITs — 0.1%
11,000	Welltower OP LLC, 2.800%, 6/01/2031	9,110
	Health Insurance — 0.2%
19,000	Elevance Health, Inc., 4.101%, 3/01/2028	18,272
16,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,193
		35,465
	Healthcare — 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,710
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,779
11,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	10,563
14,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	13,179
12,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	10,509
		48,740
	Integrated Energy — 0.2%
22,000	Exxon Mobil Corp., 2.992%, 3/19/2025	21,233
17,000	Shell International Finance BV, 6.375%, 12/15/2038	19,101
		40,334
	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,054
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	16,340
		20,394
	Mortgage Related — 3.2%
23,272	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	18,844
78,205	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	65,916
74,375	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	65,099
64,115	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	58,089
3,770	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	3,520
63,867	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(c)	51,811
See accompanying notes to financial statements.
55 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$104,463	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	$88,191
87,790	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	77,078
67,205	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	60,974
25,233	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(c)	23,574
1,263	Federal National Mortgage Association, 4.500%, 5/01/2049	1,229
23,473	Government National Mortgage Association, 3.000%, 6/20/2052	20,876
24,800	Government National Mortgage Association, 5.500%, 4/20/2053	24,651
		559,852
	Natural Gas — 0.1%
23,000	NiSource, Inc., 0.950%, 8/15/2025	21,071
	Office REITs — 0.3%
23,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	22,032
11,000	Boston Properties LP, 2.750%, 10/01/2026	9,923
24,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	17,748
		49,703
	Other REITs — 0.1%
15,000	Prologis LP, 1.250%, 10/15/2030	11,631
	Pharmaceuticals — 0.3%
19,000	AbbVie, Inc., 3.600%, 5/14/2025	18,407
11,000	Biogen, Inc., 2.250%, 5/01/2030	9,088
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	10,251
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,304
7,000	Viatris, Inc., 3.850%, 6/22/2040	4,978
		50,028
	Property & Casualty Insurance — 0.0%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,268
	Railroads — 0.1%
25,000	CSX Corp., 2.600%, 11/01/2026	23,196
	Restaurants — 0.1%
21,000	Starbucks Corp., 2.250%, 3/12/2030	17,773
	Retail REITs — 0.1%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,557
7,000	Spirit Realty LP, 2.700%, 2/15/2032	5,385
		10,942
	Retailers — 0.2%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,158
27,000	TJX Cos., Inc., 1.150%, 5/15/2028	23,198
7,000	Walmart, Inc., 4.100%, 4/15/2033	6,761
		38,117
	Technology — 0.6%
24,000	Apple, Inc., 2.500%, 2/09/2025	23,111
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,534
12,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	10,904
15,000	Intel Corp., 2.450%, 11/15/2029	13,147
19,000	International Business Machines Corp., 4.000%, 6/20/2042	16,046
12,000	NVIDIA Corp., 2.850%, 4/01/2030	10,849
18,000	Oracle Corp., 2.950%, 5/15/2025	17,242
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	18,863
		111,696
Principal Amount	Description	Value (†)
	Treasuries — 1.5%
$36,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$19,626
23,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	17,353
18,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	13,491
53,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	42,557
60,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	49,486
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	23,784
26,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	21,380
73,000	U.S. Treasury Notes, 0.375%, 11/30/2025	66,051
		253,728
	Utility Other — 0.1%
10,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,020
	Wireless — 0.1%
18,000	Vodafone Group PLC, 6.150%, 2/27/2037	18,736
	Wirelines — 0.2%
10,000	AT&T, Inc., 3.650%, 6/01/2051	7,067
20,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	20,157
		27,224
	Total Bonds and Notes (Identified Cost $2,364,966)	2,156,570

Shares
Exchange-Traded Funds — 6.5%
15,261	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,120,687)	1,140,912

Mutual Funds — 9.9%
45,642	WCM Focused Emerging Markets Fund, Institutional Class	608,408
49,450	WCM Focused International Growth Fund, Institutional Class	1,118,059
	Total Mutual Funds (Identified Cost $1,946,884)	1,726,467

Affiliated Mutual Funds — 21.3%
81,818	Loomis Sayles Inflation Protected Securities Fund, Class N	787,903
76,558	Loomis Sayles Limited Term Government and Agency Fund, Class N	816,878
119,765	Mirova Global Green Bond Fund, Class N	990,459
93,074	Mirova International Sustainable Equity Fund, Class N	1,116,884
	Total Affiliated Mutual Funds (Identified Cost $4,102,401)	3,712,124
See accompanying notes to financial statements.
| 56

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2035 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.0%
$524,942	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $524,978 on 8/01/2023 collateralized by $515,300 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $535,798 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $524,942)	$524,942
	Total Investments — 100.2% (Identified Cost $17,466,813)	17,482,510
	Other assets less liabilities — (0.2)%	(40,900)
	Net Assets — 100.0%	$17,441,610

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $23,456 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	69.9%
Fixed Income	27.3
Short-Term Investments	3.0
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
57 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 53.2% of Net Assets
	Aerospace & Defense — 1.1%
235	AAR Corp.(a)	$14,053
580	Boeing Co.(a)	138,533
45	L3Harris Technologies, Inc.	8,527
41	Lockheed Martin Corp.	18,301
94	Moog, Inc., Class A	9,911
147	RTX Corp.	12,926
		202,251
	Air Freight & Logistics — 0.5%
349	Expeditors International of Washington, Inc.	44,428
33	FedEx Corp.	8,908
188	GXO Logistics, Inc.(a)	12,609
91	United Parcel Service, Inc., Class B	17,029
		82,974
	Automobile Components — 0.7%
46	Aptiv PLC(a)	5,037
840	BorgWarner, Inc.	39,060
631	Dana, Inc.	11,976
522	Magna International, Inc.	33,580
549	Mobileye Global, Inc., Class A(a)	20,961
168	Phinia, Inc.(a)	4,766
87	Visteon Corp.(a)	13,406
		128,786
	Automobiles — 1.2%
1,901	General Motors Co.	72,941
518	Tesla, Inc.(a)	138,529
90	Thor Industries, Inc.	10,394
		221,864
	Banks — 2.8%
398	Ameris Bancorp	17,373
2,211	Bank of America Corp.	70,752
1,119	Citigroup, Inc.	53,332
142	Citizens Financial Group, Inc.	4,581
282	East West Bancorp, Inc.	17,543
26	First Citizens BancShares, Inc., Class A	37,214
713	First Financial Bancorp	16,463
1,851	FNB Corp.	23,674
1,187	Fulton Financial Corp.	16,974
396	International Bancshares Corp.	19,657
361	JPMorgan Chase & Co.	57,024
123	PNC Financial Services Group, Inc.	16,837
192	Regions Financial Corp.	3,911
1,513	Truist Financial Corp.	50,262
619	Trustmark Corp.	16,255
173	U.S. Bancorp	6,865
376	Webster Financial Corp.	17,792
1,522	Wells Fargo & Co.	70,256
		516,765
	Beverages — 0.8%
70	Boston Beer Co., Inc., Class A(a)	26,001
240	Coca-Cola Co.	14,863
213	Keurig Dr Pepper, Inc.	7,244
1,660	Monster Beverage Corp.(a)	95,433
45	PepsiCo, Inc.	8,436
		151,977
	Biotechnology — 1.0%
70	AbbVie, Inc.	10,471
293	Alnylam Pharmaceuticals, Inc.(a)	57,252
Shares	Description	Value (†)
	Biotechnology — continued
19	Biogen, Inc.(a)	$5,134
332	CRISPR Therapeutics AG(a)	19,033
108	Gilead Sciences, Inc.	8,223
192	Halozyme Therapeutics, Inc.(a)	8,248
77	Incyte Corp.(a)	4,906
112	Neurocrine Biosciences, Inc.(a)	11,412
74	Regeneron Pharmaceuticals, Inc.(a)	54,901
33	United Therapeutics Corp.(a)	8,010
14	Vertex Pharmaceuticals, Inc.(a)	4,933
		192,523
	Broadline Retail — 2.0%
265	Alibaba Group Holding Ltd., ADR(a)	27,072
2,204	Amazon.com, Inc.(a)	294,631
817	eBay, Inc.	36,365
424	Macy's, Inc.	7,034
		365,102
	Building Products — 1.0%
103	Builders FirstSource, Inc.(a)	14,876
161	Carlisle Cos., Inc.	44,629
105	Carrier Global Corp.	6,253
512	Fortune Brands Innovations, Inc.	36,388
50	Lennox International, Inc.	18,372
711	Masco Corp.	43,143
150	Owens Corning	20,999
122	Trex Co., Inc.(a)	8,435
		193,095
	Capital Markets — 3.1%
1,038	Bank of New York Mellon Corp.	47,084
13	BlackRock, Inc.	9,605
44	Cboe Global Markets, Inc.	6,146
935	Charles Schwab Corp.	61,803
78	CME Group, Inc.	15,519
81	FactSet Research Systems, Inc.	35,238
149	Goldman Sachs Group, Inc.	53,025
635	Intercontinental Exchange, Inc.	72,898
318	Janus Henderson Group PLC	9,333
1,195	KKR & Co., Inc.	70,959
79	Moody's Corp.	27,867
103	Morgan Stanley	9,431
67	MSCI, Inc.	36,721
36	Northern Trust Corp.	2,884
52	S&P Global, Inc.	20,515
506	SEI Investments Co.	31,873
671	State Street Corp.	48,607
37	T. Rowe Price Group, Inc.	4,561
62	Virtus Investment Partners, Inc.	12,755
		576,824
	Chemicals — 0.6%
14	Air Products & Chemicals, Inc.	4,275
217	Celanese Corp.	27,210
51	DuPont de Nemours, Inc.	3,959
32	Ecolab, Inc.	5,861
175	HB Fuller Co.	12,955
123	Innospec, Inc.	13,178
61	Linde PLC	23,831
228	Livent Corp.(a)	5,613
144	Minerals Technologies, Inc.	8,834
See accompanying notes to financial statements.
| 58

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
21	Sherwin-Williams Co.	$5,807
83	Stepan Co.	7,953
		119,476
	Commercial Services & Supplies — 0.1%
88	MSA Safety, Inc.	14,608
30	Waste Management, Inc.	4,914
		19,522
	Communications Equipment — 0.3%
210	Ciena Corp.(a)	8,862
473	Cisco Systems, Inc.	24,615
62	F5, Inc.(a)	9,811
120	Lumentum Holdings, Inc.(a)	6,283
22	Motorola Solutions, Inc.	6,306
		55,877
	Construction & Engineering — 0.1%
308	AECOM	26,796
	Construction Materials — 0.2%
31	Martin Marietta Materials, Inc.	13,840
75	Vulcan Materials Co.	16,538
		30,378
	Consumer Finance — 1.1%
1,873	Ally Financial, Inc.	57,201
295	American Express Co.	49,820
744	Capital One Financial Corp.	87,063
122	Synchrony Financial	4,214
		198,298
	Consumer Staples Distribution & Retail — 0.7%
176	BJ's Wholesale Club Holdings, Inc.(a)	11,671
35	Costco Wholesale Corp.	19,623
993	Kroger Co.	48,299
296	Sprouts Farmers Market, Inc.(a)	11,618
66	Target Corp.	9,007
165	Walmart, Inc.	26,377
		126,595
	Containers & Packaging — 0.1%
40	Ball Corp.	2,348
288	Sonoco Products Co.	16,888
		19,236
	Distributors — 0.0%
41	Genuine Parts Co.	6,385
	Diversified Consumer Services — 0.1%
106	Grand Canyon Education, Inc.(a)	11,506
217	Service Corp. International	14,463
		25,969
	Diversified REITs — 0.1%
700	American Assets Trust, Inc.	15,750
	Diversified Telecommunication Services — 0.3%
1,242	AT&T, Inc.	18,034
168	Iridium Communications, Inc.	8,828
828	Verizon Communications, Inc.	28,218
		55,080
	Electric Utilities — 0.3%
213	American Electric Power Co., Inc.	18,050
254	Eversource Energy	18,372
135	Exelon Corp.	5,651
Shares	Description	Value (†)
	Electric Utilities — continued
169	FirstEnergy Corp.	$6,657
119	IDACORP, Inc.	12,235
		60,965
	Electrical Equipment — 0.4%
110	Eaton Corp. PLC	22,585
146	Emerson Electric Co.	13,337
69	Hubbell, Inc.	21,528
97	Regal Rexnord Corp.	15,150
27	Rockwell Automation, Inc.	9,080
		81,680
	Electronic Equipment, Instruments & Components — 0.9%
137	Advanced Energy Industries, Inc.	17,150
71	Amphenol Corp., Class A	6,270
285	Avnet, Inc.	13,823
227	Cognex Corp.	12,399
60	Corning, Inc.	2,036
230	Jabil, Inc.	25,454
43	Keysight Technologies, Inc.(a)	6,926
725	Knowles Corp.(a)	13,246
45	Littelfuse, Inc.	13,707
244	TE Connectivity Ltd.	35,012
16	Teledyne Technologies, Inc.(a)	6,152
16	Zebra Technologies Corp., Class A(a)	4,927
		157,102
	Energy Equipment & Services — 0.2%
385	ChampionX Corp.	13,706
819	NOV, Inc.	16,446
118	Schlumberger NV	6,884
		37,036
	Entertainment — 1.5%
220	Activision Blizzard, Inc.(a)	20,407
69	Electronic Arts, Inc.	9,408
233	Netflix, Inc.(a)	102,280
61	Take-Two Interactive Software, Inc.(a)	9,330
1,101	Walt Disney Co.(a)	97,868
3,146	Warner Bros Discovery, Inc.(a)	41,118
		280,411
	Financial Services — 1.9%
389	Block, Inc.(a)	31,326
392	Fiserv, Inc.(a)	49,474
31	FleetCor Technologies, Inc.(a)	7,716
302	Global Payments, Inc.	33,296
27	Jack Henry & Associates, Inc.	4,525
29	Mastercard, Inc., Class A	11,434
1,390	MGIC Investment Corp.	23,269
482	PayPal Holdings, Inc.(a)	36,545
493	Visa, Inc., Class A	117,201
274	Voya Financial, Inc.	20,347
60	WEX, Inc.(a)	11,361
		346,494
	Food Products — 0.7%
148	Campbell Soup Co.	6,781
230	Conagra Brands, Inc.	7,546
163	Darling Ingredients, Inc.(a)	11,288
117	General Mills, Inc.	8,745
40	Hershey Co.	9,252
230	Hormel Foods Corp.	9,402
117	Ingredion, Inc.	13,018
See accompanying notes to financial statements.
59 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
43	J.M. Smucker Co.	$6,478
161	Kellogg Co.	10,769
146	Kraft Heinz Co.	5,282
110	McCormick & Co., Inc.	9,843
292	Mondelez International, Inc., Class A	21,646
		120,050
	Gas Utilities — 0.2%
95	Atmos Energy Corp.	11,562
326	New Jersey Resources Corp.	14,572
136	ONE Gas, Inc.	10,762
		36,896
	Ground Transportation — 0.4%
379	CSX Corp.	12,628
28	J.B. Hunt Transport Services, Inc.	5,710
59	Norfolk Southern Corp.	13,782
83	Ryder System, Inc.	8,479
44	Saia, Inc.(a)	18,618
39	Union Pacific Corp.	9,049
		68,266
	Health Care Equipment & Supplies — 1.0%
138	Abbott Laboratories	15,363
16	Align Technology, Inc.(a)	6,046
375	Baxter International, Inc.	16,961
54	Becton Dickinson & Co.	15,045
14	Cooper Cos., Inc.	5,478
67	Edwards Lifesciences Corp.(a)	5,499
28	GE HealthCare Technologies, Inc.	2,184
125	Globus Medical, Inc., Class A(a)	7,534
94	Haemonetics Corp.(a)	8,671
111	Intuitive Surgical, Inc.(a)	36,008
216	LeMaitre Vascular, Inc.	13,658
200	Medtronic PLC	17,552
46	Penumbra, Inc.(a)	13,954
36	Shockwave Medical, Inc.(a)	9,382
27	Stryker Corp.	7,652
11	Teleflex, Inc.	2,763
		183,750
	Health Care Providers & Services — 1.1%
181	Acadia Healthcare Co., Inc.(a)	14,304
93	Cardinal Health, Inc.	8,507
51	Centene Corp.(a)	3,473
29	Chemed Corp.	15,112
56	Cigna Group	16,526
369	CVS Health Corp.	27,561
20	Elevance Health, Inc.	9,433
113	Encompass Health Corp.	7,461
110	HCA Healthcare, Inc.	30,009
91	Henry Schein, Inc.(a)	7,170
9	Humana, Inc.	4,111
24	Laboratory Corp. of America Holdings	5,134
14	McKesson Corp.	5,634
320	Select Medical Holdings Corp.	9,603
172	Tenet Healthcare Corp.(a)	12,853
44	UnitedHealth Group, Inc.	22,280
		199,171
	Health Care REITs — 0.1%
822	Physicians Realty Trust	12,116
Shares	Description	Value (†)
	Health Care Technology — 0.4%
1,236	Doximity, Inc., Class A(a)	$44,162
188	Veeva Systems, Inc., Class A(a)	38,394
		82,556
	Hotel & Resort REITs — 0.0%
186	Host Hotels & Resorts, Inc.	3,422
	Hotels, Restaurants & Leisure — 1.7%
457	Aramark	18,449
28	Booking Holdings, Inc.(a)	83,182
4	Chipotle Mexican Grill, Inc.(a)	7,849
147	Hilton Worldwide Holdings, Inc.	22,857
129	Marriott Vacations Worldwide Corp.	16,578
84	McDonald's Corp.	24,629
195	Norwegian Cruise Line Holdings Ltd.(a)	4,304
584	Starbucks Corp.	59,317
297	Travel & Leisure Co.	12,097
48	Wingstop, Inc.	8,092
546	Yum China Holdings, Inc.	33,317
229	Yum! Brands, Inc.	31,526
		322,197
	Household Durables — 0.5%
55	DR Horton, Inc.	6,986
289	KB Home	15,597
114	Meritage Homes Corp.	16,980
447	PulteGroup, Inc.	37,722
370	Taylor Morrison Home Corp.(a)	17,916
		95,201
	Household Products — 0.4%
134	Church & Dwight Co., Inc.	12,820
96	Colgate-Palmolive Co.	7,321
433	Energizer Holdings, Inc.	15,458
282	Procter & Gamble Co.	44,076
		79,675
	Independent Power & Renewable Electricity Producers — 0.1%
573	AES Corp.	12,394
	Industrial Conglomerates — 0.3%
49	3M Co.	5,464
238	General Electric Co.	27,189
133	Honeywell International, Inc.	25,819
		58,472
	Industrial REITs — 0.1%
86	Prologis, Inc.	10,729
	Insurance — 1.4%
36	Allstate Corp.	4,056
815	American International Group, Inc.	49,128
124	Arch Capital Group Ltd.(a)	9,634
39	Assurant, Inc.	5,246
57	Chubb Ltd.	11,651
209	First American Financial Corp.	13,246
124	Hanover Insurance Group, Inc.	14,072
125	Hartford Financial Services Group, Inc.	8,985
54	Marsh & McLennan Cos., Inc.	10,175
94	Prudential Financial, Inc.	9,070
253	Reinsurance Group of America, Inc.	35,509
178	Selective Insurance Group, Inc.	18,368
94	Travelers Cos., Inc.	16,225
206	Willis Towers Watson PLC	43,534
		248,899
See accompanying notes to financial statements.
| 60

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 3.2%
867	Alphabet, Inc., Class A(a)	$115,068
1,386	Alphabet, Inc., Class C(a)	184,490
697	Meta Platforms, Inc., Class A(a)	222,064
999	Pinterest, Inc., Class A(a)	28,961
341	Yelp, Inc.(a)	15,362
736	ZoomInfo Technologies, Inc.(a)	18,820
		584,765
	IT Services — 0.4%
66	Accenture PLC, Class A	20,879
180	Cognizant Technology Solutions Corp., Class A	11,885
54	International Business Machines Corp.	7,786
534	Shopify, Inc., Class A(a)	36,088
19	VeriSign, Inc.(a)	4,008
		80,646
	Leisure Products — 0.1%
629	Mattel, Inc.(a)	13,398
218	YETI Holdings, Inc.(a)	9,287
		22,685
	Life Sciences Tools & Services — 0.7%
38	Agilent Technologies, Inc.	4,627
96	Danaher Corp.	24,486
24	Fortrea Holdings, Inc.(a)	767
223	Illumina, Inc.(a)	42,849
113	IQVIA Holdings, Inc.(a)	25,285
67	Repligen Corp.(a)	11,495
22	Thermo Fisher Scientific, Inc.	12,071
10	West Pharmaceutical Services, Inc.	3,680
		125,260
	Machinery — 1.2%
91	AGCO Corp.	12,112
31	Caterpillar, Inc.	8,220
11	Cummins, Inc.	2,869
42	Deere & Co.	18,043
73	Dover Corp.	10,656
114	Fortive Corp.	8,932
340	Graco, Inc.	26,972
24	Illinois Tool Works, Inc.	6,320
199	ITT, Inc.	19,821
159	Oshkosh Corp.	14,639
84	PACCAR, Inc.	7,235
113	Parker-Hannifin Corp.	46,331
190	SPX Technologies, Inc.(a)	16,076
202	Terex Corp.	11,843
174	Toro Co.	17,687
		227,756
	Media — 1.0%
11	Cable One, Inc.	7,963
125	Charter Communications, Inc., Class A(a)	50,649
1,279	Comcast Corp., Class A	57,887
473	Interpublic Group of Cos., Inc.	16,191
283	Liberty Broadband Corp., Class C(a)	25,224
211	New York Times Co., Class A	8,600
166	Omnicom Group, Inc.	14,047
219	Paramount Global, Class B	3,511
		184,072
	Metals & Mining — 0.3%
212	Alcoa Corp.	7,672
673	Cleveland-Cliffs, Inc.(a)	11,878
Shares	Description	Value (†)
	Metals & Mining — continued
193	Commercial Metals Co.	$11,044
76	Newmont Corp.	3,262
62	Reliance Steel & Aluminum Co.	18,157
		52,013
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
708	Invesco Mortgage Capital, Inc.	8,503
579	KKR Real Estate Finance Trust, Inc.	7,214
		15,717
	Multi-Utilities — 0.1%
140	Consolidated Edison, Inc.	13,281
57	DTE Energy Co.	6,515
35	WEC Energy Group, Inc.	3,145
		22,941
	Office REITs — 0.5%
1,453	Brandywine Realty Trust	7,337
711	Corporate Office Properties Trust	18,486
494	Douglas Emmett, Inc.	7,262
670	Easterly Government Properties, Inc.	9,889
789	Highwoods Properties, Inc.	19,938
801	Kilroy Realty Corp.	28,596
		91,508
	Oil, Gas & Consumable Fuels — 1.9%
1,005	Antero Midstream Corp.	12,000
267	Antero Resources Corp.(a)	7,142
1,174	APA Corp.	47,535
87	Chevron Corp.	14,238
661	CNX Resources Corp.(a)	13,484
698	ConocoPhillips	82,169
510	EOG Resources, Inc.	67,590
196	Exxon Mobil Corp.	21,019
47	Hess Corp.	7,131
194	HF Sinclair Corp.	10,106
649	Kinder Morgan, Inc.	11,494
119	ONEOK, Inc.	7,978
92	Phillips 66	10,263
351	Range Resources Corp.	11,032
1,308	Southwestern Energy Co.(a)	8,476
48	Valero Energy Corp.	6,188
243	Williams Cos., Inc.	8,371
		346,216
	Passenger Airlines — 0.2%
289	Alaska Air Group, Inc.(a)	14,054
353	Delta Air Lines, Inc.	16,330
953	JetBlue Airways Corp.(a)	7,405
		37,789
	Personal Care Products — 0.0%
22	Estee Lauder Cos., Inc., Class A	3,960
	Pharmaceuticals — 1.2%
169	Bristol-Myers Squibb Co.	10,510
34	Eli Lilly & Co.	15,455
87	Jazz Pharmaceuticals PLC(a)	11,347
245	Johnson & Johnson	41,045
185	Merck & Co., Inc.	19,730
206	Novartis AG, ADR	21,609
209	Novo Nordisk AS, ADR	33,670
191	Perrigo Co. PLC	6,998
301	Pfizer, Inc.	10,854
See accompanying notes to financial statements.
61 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
620	Roche Holding AG, ADR	$23,994
107	Zoetis, Inc.	20,126
		215,338
	Professional Services — 0.5%
26	Automatic Data Processing, Inc.	6,429
40	Ceridian HCM Holding, Inc.(a)	2,832
82	Concentrix Corp.	6,826
126	Equifax, Inc.	25,714
120	Exponent, Inc.	10,750
159	Korn Ferry	8,376
57	Leidos Holdings, Inc.	5,331
31	Paychex, Inc.	3,890
64	Paylocity Holding Corp.(a)	14,518
		84,666
	Real Estate Management & Development — 0.4%
729	CBRE Group, Inc., Class A(a)	60,733
82	Jones Lang LaSalle, Inc.(a)	13,657
		74,390
	Residential REITs — 0.1%
45	AvalonBay Communities, Inc.	8,489
67	Camden Property Trust	7,309
		15,798
	Retail REITs — 0.3%
1,194	Brixmor Property Group, Inc.	27,152
399	NNN REIT, Inc.	17,029
38	Simon Property Group, Inc.	4,735
		48,916
	Semiconductors & Semiconductor Equipment — 2.5%
178	Advanced Micro Devices, Inc.(a)	20,363
96	Analog Devices, Inc.	19,155
31	Broadcom, Inc.	27,858
20	First Solar, Inc.(a)	4,148
589	Intel Corp.	21,068
176	Lattice Semiconductor Corp.(a)	16,005
92	Micron Technology, Inc.	6,568
510	NVIDIA Corp.	238,318
57	Qorvo, Inc.(a)	6,271
351	QUALCOMM, Inc.	46,392
64	Silicon Laboratories, Inc.(a)	9,545
112	Synaptics, Inc.(a)	10,115
108	Texas Instruments, Inc.	19,440
68	Universal Display Corp.	9,920
119	Wolfspeed, Inc.(a)	7,842
		463,008
	Software — 4.7%
55	Adobe, Inc.(a)	30,039
58	ANSYS, Inc.(a)	19,842
339	Autodesk, Inc.(a)	71,865
30	Cadence Design Systems, Inc.(a)	7,020
247	Dynatrace, Inc.(a)	13,508
33	Intuit, Inc.	16,886
114	Manhattan Associates, Inc.(a)	21,731
761	Microsoft Corp.	255,635
1,239	Oracle Corp.	145,248
21	Palo Alto Networks, Inc.(a)	5,249
86	Qualys, Inc.(a)	11,937
42	Roper Technologies, Inc.	20,708
566	Salesforce, Inc.(a)	127,356
Shares	Description	Value (†)
	Software — continued
19	ServiceNow, Inc.(a)	$11,077
79	SPS Commerce, Inc.(a)	14,251
20	Synopsys, Inc.(a)	9,036
20	Tyler Technologies, Inc.(a)	7,933
320	Workday, Inc., Class A(a)	75,881
		865,202
	Specialized REITs — 0.2%
23	American Tower Corp.	4,377
42	Crown Castle, Inc.	4,548
8	Equinix, Inc.	6,479
109	Extra Space Storage, Inc.	15,240
200	VICI Properties, Inc.	6,296
108	Weyerhaeuser Co.	3,679
		40,619
	Specialty Retail — 0.6%
39	Asbury Automotive Group, Inc.(a)	8,798
81	Boot Barn Holdings, Inc.(a)	7,606
60	Dick's Sporting Goods, Inc.	8,460
62	Five Below, Inc.(a)	12,917
83	Home Depot, Inc.	27,709
38	Lithia Motors, Inc.	11,800
23	Ross Stores, Inc.	2,637
165	TJX Cos., Inc.	14,277
82	Williams-Sonoma, Inc.	11,369
		105,573
	Technology Hardware, Storage & Peripherals — 0.7%
579	Apple, Inc.	113,745
239	Hewlett Packard Enterprise Co.	4,154
139	HP, Inc.	4,563
		122,462
	Textiles, Apparel & Luxury Goods — 0.4%
72	Crocs, Inc.(a)	7,801
32	Deckers Outdoor Corp.(a)	17,398
185	NIKE, Inc., Class B	20,422
114	PVH Corp.	10,219
2,041	Under Armour, Inc., Class A(a)	16,450
1,030	Under Armour, Inc., Class C(a)	7,643
		79,933
	Trading Companies & Distributors — 0.2%
82	GATX Corp.	10,279
52	Watsco, Inc.	19,666
		29,945
	Water Utilities — 0.2%
126	American States Water Co.	11,140
48	American Water Works Co., Inc.	7,077
274	Essential Utilities, Inc.	11,587
		29,804
	Total Common Stocks (Identified Cost $8,738,811)	9,799,987

Principal Amount
Bonds and Notes — 8.0%
Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,146
See accompanying notes to financial statements.
| 62

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.1%
$12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$11,555
6,000	Lear Corp., 4.250%, 5/15/2029	5,664
10,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	8,572
		25,791
	Banking — 1.2%
15,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	14,074
10,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	9,895
6,000	Bank of Nova Scotia, 3.400%, 2/11/2024	5,922
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	14,279
14,000	Citigroup, Inc., 4.600%, 3/09/2026	13,660
14,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	13,555
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,795
21,000	KeyCorp, MTN, 2.550%, 10/01/2029	16,908
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	5,509
12,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	10,661
7,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	6,682
16,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	14,859
15,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	14,738
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,822
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,811
11,000	State Street Corp., 2.400%, 1/24/2030	9,444
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,726
16,000	Truist Bank, 3.200%, 4/01/2024	15,721
14,000	Westpac Banking Corp., 2.350%, 2/19/2025	13,377
		211,438
	Brokerage — 0.1%
14,000	BlackRock, Inc., 2.400%, 4/30/2030	12,065
17,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	11,718
		23,783
	Building Materials — 0.1%
9,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	8,013
14,000	Owens Corning, 3.950%, 8/15/2029	13,106
		21,119
	Chemicals — 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,444
	Consumer Products — 0.0%
5,000	Procter & Gamble Co., 3.000%, 3/25/2030	4,605
	Diversified Manufacturing — 0.1%
15,000	Eaton Corp., 4.150%, 3/15/2033	14,203
8,000	Emerson Electric Co., 2.000%, 12/21/2028	6,960
		21,163
	Electric — 0.5%
8,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	7,031
11,000	Duke Energy Corp., 3.750%, 4/15/2024	10,859
22,000	Entergy Corp., 0.900%, 9/15/2025	19,925
12,000	Exelon Corp., 4.050%, 4/15/2030	11,219
17,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	14,125
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,633
Principal Amount	Description	Value (†)
	Electric — continued
$3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$2,436
17,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	16,205
		85,433
	Environmental — 0.1%
7,000	Republic Services, Inc., 1.450%, 2/15/2031	5,473
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,908
		11,381
	Finance Companies — 0.1%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,463
9,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,919
		15,382
	Food & Beverage — 0.3%
16,000	Coca-Cola Co., 1.450%, 6/01/2027	14,299
14,000	General Mills, Inc., 4.000%, 4/17/2025	13,649
6,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,241
16,000	PepsiCo, Inc., 2.750%, 3/19/2030	14,359
		47,548
	Government Owned - No Guarantee — 0.2%
10,000	Equinor ASA, 3.625%, 4/06/2040	8,303
24,000	Federal National Mortgage Association, 6.625%, 11/15/2030	27,605
		35,908
	Health Care REITs — 0.0%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,625
	Health Insurance — 0.1%
16,000	Elevance Health, Inc., 4.101%, 3/01/2028	15,387
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,746
		26,133
	Healthcare — 0.2%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,819
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,779
8,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	7,682
11,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	10,355
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,254
		34,889
	Integrated Energy — 0.1%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,512
9,000	Shell International Finance BV, 6.375%, 12/15/2038	10,112
		23,624
	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,054
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,170
		12,224
	Mortgage Related — 1.9%
41,889	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	33,920
60,288	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	50,812
60,755	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	53,183
52,749	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	47,792
1,885	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,760
26,946	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(c)	21,866
See accompanying notes to financial statements.
63 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$48,179	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	$40,681
43,642	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	38,317
20,907	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	18,979
14,828	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(c)	13,851
589	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	573
14,083	Government National Mortgage Association, 3.000%, 6/20/2052	12,525
14,880	Government National Mortgage Association, 5.500%, 4/20/2053	14,791
		349,050
	Natural Gas — 0.1%
21,000	NiSource, Inc., 0.950%, 8/15/2025	19,239
	Office REITs — 0.2%
12,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	11,495
11,000	Boston Properties LP, 2.750%, 10/01/2026	9,923
12,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	8,874
		30,292
	Other REITs — 0.0%
7,000	Prologis LP, 1.250%, 10/15/2030	5,428
	Pharmaceuticals — 0.2%
15,000	AbbVie, Inc., 3.600%, 5/14/2025	14,532
6,000	Biogen, Inc., 2.250%, 5/01/2030	4,957
13,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	12,115
5,000	Merck & Co., Inc., 1.450%, 6/24/2030	4,058
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,556
		39,218
	Property & Casualty Insurance — 0.0%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,512
	Railroads — 0.1%
17,000	CSX Corp., 2.600%, 11/01/2026	15,773
	Restaurants — 0.1%
13,000	Starbucks Corp., 2.250%, 3/12/2030	11,003
	Retail REITs — 0.0%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,557
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,538
		7,095
	Retailers — 0.2%
12,000	Amazon.com, Inc., 3.875%, 8/22/2037	10,877
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,888
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,795
		29,560
	Technology — 0.4%
14,000	Apple, Inc., 2.500%, 2/09/2025	13,481
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,534
9,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	8,178
8,000	Intel Corp., 2.450%, 11/15/2029	7,012
16,000	International Business Machines Corp., 4.000%, 6/20/2042	13,512
10,000	NVIDIA Corp., 2.850%, 4/01/2030	9,041
15,000	Oracle Corp., 2.950%, 5/15/2025	14,369
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	11,789
		78,916
Principal Amount	Description	Value (†)
	Treasuries — 1.2%
$25,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$13,629
17,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	12,826
15,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	11,242
38,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	30,513
41,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	33,816
21,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	17,223
27,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	22,202
82,000	U.S. Treasury Notes, 0.375%, 11/30/2025	74,194
		215,645
	Utility Other — 0.1%
11,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,822
	Wireless — 0.1%
17,000	Vodafone Group PLC, 6.150%, 2/27/2037	17,695
	Wirelines — 0.1%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,533
14,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	14,110
		17,643
	Total Bonds and Notes (Identified Cost $1,585,282)	1,466,527

Shares
Exchange-Traded Funds — 6.8%
16,874	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,229,594)	1,261,500

Mutual Funds — 10.7%
53,979	WCM Focused Emerging Markets Fund, Institutional Class	719,546
55,433	WCM Focused International Growth Fund, Institutional Class	1,253,335
	Total Mutual Funds (Identified Cost $2,172,478)	1,972,881

Affiliated Mutual Funds — 17.1%
66,664	Loomis Sayles Inflation Protected Securities Fund, Class N	641,970
48,203	Loomis Sayles Limited Term Government and Agency Fund, Class N	514,331
89,205	Mirova Global Green Bond Fund, Class N	737,725
104,589	Mirova International Sustainable Equity Fund, Class N	1,255,072
	Total Affiliated Mutual Funds (Identified Cost $3,400,681)	3,149,098
See accompanying notes to financial statements.
| 64

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2040 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.4%
$610,715	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $610,757 on 8/01/2023 collateralized by $82,700 U.S. Treasury Note, 1.500% due 1/31/2027 valued at $74,960; $527,300 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $548,276 including accrued interest (Note 2 of Notes to Financial Statements)	$610,715
25,000	U.S. Treasury Bills, 5.150%, 8/08/2023(e)	24,974
	Total Short-Term Investments (Identified Cost $635,690)	635,689
	Total Investments — 99.2% (Identified Cost $17,762,536)	18,285,682
	Other assets less liabilities — 0.8%	144,104
	Net Assets — 100.0%	$18,429,786

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $15,221 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	77.5%
Fixed Income	18.3
Short-Term Investments	3.4
Total Investments	99.2
Other assets less liabilities	0.8
Net Assets	100.0%
See accompanying notes to financial statements.
65 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 56.0% of Net Assets
	Aerospace & Defense — 1.2%
236	AAR Corp.(a)	$14,113
598	Boeing Co.(a)	142,832
49	L3Harris Technologies, Inc.	9,285
42	Lockheed Martin Corp.	18,747
97	Moog, Inc., Class A	10,228
146	RTX Corp.	12,838
		208,043
	Air Freight & Logistics — 0.5%
329	Expeditors International of Washington, Inc.	41,882
33	FedEx Corp.	8,908
186	GXO Logistics, Inc.(a)	12,475
91	United Parcel Service, Inc., Class B	17,029
		80,294
	Automobile Components — 0.7%
45	Aptiv PLC(a)	4,927
846	BorgWarner, Inc.	39,339
654	Dana, Inc.	12,413
521	Magna International, Inc.	33,516
569	Mobileye Global, Inc., Class A(a)	21,724
169	Phinia, Inc.(a)	4,795
87	Visteon Corp.(a)	13,406
		130,120
	Automobiles — 1.3%
1,913	General Motors Co.	73,402
531	Tesla, Inc.(a)	142,005
89	Thor Industries, Inc.	10,279
		225,686
	Banks — 3.0%
397	Ameris Bancorp	17,329
2,293	Bank of America Corp.	73,376
1,124	Citigroup, Inc.	53,570
147	Citizens Financial Group, Inc.	4,742
283	East West Bancorp, Inc.	17,605
26	First Citizens BancShares, Inc., Class A	37,214
717	First Financial Bancorp	16,556
1,811	FNB Corp.	23,163
1,175	Fulton Financial Corp.	16,803
394	International Bancshares Corp.	19,558
365	JPMorgan Chase & Co.	57,655
128	PNC Financial Services Group, Inc.	17,522
180	Regions Financial Corp.	3,667
1,561	Truist Financial Corp.	51,856
621	Trustmark Corp.	16,307
176	U.S. Bancorp	6,984
378	Webster Financial Corp.	17,887
1,531	Wells Fargo & Co.	70,671
		522,465
	Beverages — 0.9%
73	Boston Beer Co., Inc., Class A(a)	27,115
236	Coca-Cola Co.	14,616
200	Keurig Dr Pepper, Inc.	6,802
1,709	Monster Beverage Corp.(a)	98,250
47	PepsiCo, Inc.	8,811
		155,594
	Biotechnology — 1.1%
75	AbbVie, Inc.	11,219
301	Alnylam Pharmaceuticals, Inc.(a)	58,815
Shares	Description	Value (†)
	Biotechnology — continued
17	Biogen, Inc.(a)	$4,593
343	CRISPR Therapeutics AG(a)	19,664
113	Gilead Sciences, Inc.	8,604
191	Halozyme Therapeutics, Inc.(a)	8,205
81	Incyte Corp.(a)	5,161
113	Neurocrine Biosciences, Inc.(a)	11,514
75	Regeneron Pharmaceuticals, Inc.(a)	55,643
33	United Therapeutics Corp.(a)	8,010
15	Vertex Pharmaceuticals, Inc.(a)	5,285
		196,713
	Broadline Retail — 2.1%
275	Alibaba Group Holding Ltd., ADR(a)	28,094
2,256	Amazon.com, Inc.(a)	301,582
750	eBay, Inc.	33,383
421	Macy's, Inc.	6,984
		370,043
	Building Products — 1.0%
102	Builders FirstSource, Inc.(a)	14,732
68	Carlisle Cos., Inc.	18,850
105	Carrier Global Corp.	6,253
515	Fortune Brands Innovations, Inc.	36,601
50	Lennox International, Inc.	18,372
715	Masco Corp.	43,386
150	Owens Corning	20,998
124	Trex Co., Inc.(a)	8,573
		167,765
	Capital Markets — 3.3%
1,085	Bank of New York Mellon Corp.	49,216
13	BlackRock, Inc.	9,605
48	Cboe Global Markets, Inc.	6,705
973	Charles Schwab Corp.	64,315
78	CME Group, Inc.	15,519
83	FactSet Research Systems, Inc.	36,108
149	Goldman Sachs Group, Inc.	53,025
638	Intercontinental Exchange, Inc.	73,242
323	Janus Henderson Group PLC	9,480
1,201	KKR & Co., Inc.	71,315
79	Moody's Corp.	27,867
104	Morgan Stanley	9,522
69	MSCI, Inc.	37,818
37	Northern Trust Corp.	2,964
54	S&P Global, Inc.	21,304
521	SEI Investments Co.	32,818
703	State Street Corp.	50,925
35	T. Rowe Price Group, Inc.	4,314
61	Virtus Investment Partners, Inc.	12,550
		588,612
	Chemicals — 0.7%
17	Air Products & Chemicals, Inc.	5,191
216	Celanese Corp.	27,084
53	DuPont de Nemours, Inc.	4,114
32	Ecolab, Inc.	5,860
170	HB Fuller Co.	12,585
125	Innospec, Inc.	13,392
62	Linde PLC	24,222
229	Livent Corp.(a)	5,638
143	Minerals Technologies, Inc.	8,773
See accompanying notes to financial statements.
| 66

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
21	Sherwin-Williams Co.	$5,807
86	Stepan Co.	8,241
		120,907
	Commercial Services & Supplies — 0.1%
88	MSA Safety, Inc.	14,608
28	Waste Management, Inc.	4,586
		19,194
	Communications Equipment — 0.3%
209	Ciena Corp.(a)	8,820
473	Cisco Systems, Inc.	24,615
61	F5, Inc.(a)	9,652
119	Lumentum Holdings, Inc.(a)	6,231
22	Motorola Solutions, Inc.	6,306
		55,624
	Construction & Engineering — 0.2%
307	AECOM	26,709
	Construction Materials — 0.2%
33	Martin Marietta Materials, Inc.	14,733
77	Vulcan Materials Co.	16,979
		31,712
	Consumer Finance — 1.1%
1,882	Ally Financial, Inc.	57,476
294	American Express Co.	49,651
748	Capital One Financial Corp.	87,531
122	Synchrony Financial	4,214
		198,872
	Consumer Staples Distribution & Retail — 0.7%
177	BJ's Wholesale Club Holdings, Inc.(a)	11,737
36	Costco Wholesale Corp.	20,184
991	Kroger Co.	48,202
294	Sprouts Farmers Market, Inc.(a)	11,540
67	Target Corp.	9,144
168	Walmart, Inc.	26,856
		127,663
	Containers & Packaging — 0.1%
39	Ball Corp.	2,289
284	Sonoco Products Co.	16,654
		18,943
	Distributors — 0.0%
42	Genuine Parts Co.	6,540
	Diversified Consumer Services — 0.1%
104	Grand Canyon Education, Inc.(a)	11,289
214	Service Corp. International	14,263
		25,552
	Diversified REITs — 0.1%
704	American Assets Trust, Inc.	15,840
	Diversified Telecommunication Services — 0.3%
1,258	AT&T, Inc.	18,266
166	Iridium Communications, Inc.	8,723
834	Verizon Communications, Inc.	28,423
		55,412
	Electric Utilities — 0.3%
216	American Electric Power Co., Inc.	18,304
259	Eversource Energy	18,733
134	Exelon Corp.	5,609
Shares	Description	Value (†)
	Electric Utilities — continued
161	FirstEnergy Corp.	$6,342
119	IDACORP, Inc.	12,236
		61,224
	Electrical Equipment — 0.5%
113	Eaton Corp. PLC	23,201
156	Emerson Electric Co.	14,250
69	Hubbell, Inc.	21,528
98	Regal Rexnord Corp.	15,306
27	Rockwell Automation, Inc.	9,080
		83,365
	Electronic Equipment, Instruments & Components — 0.9%
135	Advanced Energy Industries, Inc.	16,899
71	Amphenol Corp., Class A	6,270
282	Avnet, Inc.	13,677
223	Cognex Corp.	12,180
65	Corning, Inc.	2,206
220	Jabil, Inc.	24,348
41	Keysight Technologies, Inc.(a)	6,604
717	Knowles Corp.(a)	13,100
45	Littelfuse, Inc.	13,707
247	TE Connectivity Ltd.	35,442
16	Teledyne Technologies, Inc.(a)	6,153
16	Zebra Technologies Corp., Class A(a)	4,927
		155,513
	Energy Equipment & Services — 0.2%
377	ChampionX Corp.	13,421
823	NOV, Inc.	16,526
118	Schlumberger NV	6,884
		36,831
	Entertainment — 1.6%
230	Activision Blizzard, Inc.(a)	21,335
73	Electronic Arts, Inc.	9,954
239	Netflix, Inc.(a)	104,914
58	Take-Two Interactive Software, Inc.(a)	8,870
1,106	Walt Disney Co.(a)	98,312
3,313	Warner Bros Discovery, Inc.(a)	43,301
		286,686
	Financial Services — 2.0%
403	Block, Inc.(a)	32,454
394	Fiserv, Inc.(a)	49,727
33	FleetCor Technologies, Inc.(a)	8,214
302	Global Payments, Inc.	33,295
26	Jack Henry & Associates, Inc.	4,357
29	Mastercard, Inc., Class A	11,434
1,386	MGIC Investment Corp.	23,202
494	PayPal Holdings, Inc.(a)	37,455
503	Visa, Inc., Class A	119,578
271	Voya Financial, Inc.	20,124
60	WEX, Inc.(a)	11,361
		351,201
	Food Products — 0.7%
153	Campbell Soup Co.	7,010
244	Conagra Brands, Inc.	8,006
163	Darling Ingredients, Inc.(a)	11,288
123	General Mills, Inc.	9,193
42	Hershey Co.	9,715
245	Hormel Foods Corp.	10,016
119	Ingredion, Inc.	13,240
See accompanying notes to financial statements.
67 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
45	J.M. Smucker Co.	$6,779
169	Kellogg Co.	11,304
162	Kraft Heinz Co.	5,861
114	McCormick & Co., Inc.	10,201
303	Mondelez International, Inc., Class A	22,461
		125,074
	Gas Utilities — 0.2%
96	Atmos Energy Corp.	11,684
321	New Jersey Resources Corp.	14,349
133	ONE Gas, Inc.	10,524
		36,557
	Ground Transportation — 0.4%
378	CSX Corp.	12,595
29	J.B. Hunt Transport Services, Inc.	5,914
56	Norfolk Southern Corp.	13,081
82	Ryder System, Inc.	8,376
42	Saia, Inc.(a)	17,772
41	Union Pacific Corp.	9,513
		67,251
	Health Care Equipment & Supplies — 1.1%
146	Abbott Laboratories	16,254
16	Align Technology, Inc.(a)	6,046
371	Baxter International, Inc.	16,780
55	Becton Dickinson & Co.	15,324
15	Cooper Cos., Inc.	5,869
67	Edwards Lifesciences Corp.(a)	5,499
28	GE HealthCare Technologies, Inc.	2,184
123	Globus Medical, Inc., Class A(a)	7,413
94	Haemonetics Corp.(a)	8,671
114	Intuitive Surgical, Inc.(a)	36,982
217	LeMaitre Vascular, Inc.	13,721
200	Medtronic PLC	17,552
47	Penumbra, Inc.(a)	14,258
37	Shockwave Medical, Inc.(a)	9,642
27	Stryker Corp.	7,652
11	Teleflex, Inc.	2,763
		186,610
	Health Care Providers & Services — 1.1%
182	Acadia Healthcare Co., Inc.(a)	14,383
93	Cardinal Health, Inc.	8,507
54	Centene Corp.(a)	3,677
29	Chemed Corp.	15,112
55	Cigna Group	16,231
364	CVS Health Corp.	27,187
20	Elevance Health, Inc.	9,433
112	Encompass Health Corp.	7,395
108	HCA Healthcare, Inc.	29,463
87	Henry Schein, Inc.(a)	6,855
9	Humana, Inc.	4,111
24	Laboratory Corp. of America Holdings	5,134
14	McKesson Corp.	5,634
319	Select Medical Holdings Corp.	9,573
171	Tenet Healthcare Corp.(a)	12,779
46	UnitedHealth Group, Inc.	23,293
		198,767
	Health Care REITs — 0.1%
835	Physicians Realty Trust	12,308
Shares	Description	Value (†)
	Health Care Technology — 0.5%
1,273	Doximity, Inc., Class A(a)	$45,484
193	Veeva Systems, Inc., Class A(a)	39,415
		84,899
	Hotel & Resort REITs — 0.0%
189	Host Hotels & Resorts, Inc.	3,478
	Hotels, Restaurants & Leisure — 1.8%
434	Aramark	17,521
29	Booking Holdings, Inc.(a)	86,153
4	Chipotle Mexican Grill, Inc.(a)	7,849
143	Hilton Worldwide Holdings, Inc.	22,235
129	Marriott Vacations Worldwide Corp.	16,578
83	McDonald's Corp.	24,336
194	Norwegian Cruise Line Holdings Ltd.(a)	4,282
599	Starbucks Corp.	60,840
287	Travel & Leisure Co.	11,689
48	Wingstop, Inc.	8,092
563	Yum China Holdings, Inc.	34,354
232	Yum! Brands, Inc.	31,939
		325,868
	Household Durables — 0.5%
55	DR Horton, Inc.	6,986
286	KB Home	15,436
112	Meritage Homes Corp.	16,682
446	PulteGroup, Inc.	37,638
372	Taylor Morrison Home Corp.(a)	18,012
		94,754
	Household Products — 0.5%
133	Church & Dwight Co., Inc.	12,724
96	Colgate-Palmolive Co.	7,321
436	Energizer Holdings, Inc.	15,565
292	Procter & Gamble Co.	45,640
		81,250
	Independent Power & Renewable Electricity Producers — 0.1%
584	AES Corp.	12,632
	Industrial Conglomerates — 0.3%
49	3M Co.	5,464
238	General Electric Co.	27,189
131	Honeywell International, Inc.	25,431
		58,084
	Industrial REITs — 0.1%
83	Prologis, Inc.	10,354
	Insurance — 1.4%
36	Allstate Corp.	4,057
858	American International Group, Inc.	51,720
125	Arch Capital Group Ltd.(a)	9,711
38	Assurant, Inc.	5,111
60	Chubb Ltd.	12,265
209	First American Financial Corp.	13,246
123	Hanover Insurance Group, Inc.	13,958
132	Hartford Financial Services Group, Inc.	9,488
53	Marsh & McLennan Cos., Inc.	9,986
94	Prudential Financial, Inc.	9,070
250	Reinsurance Group of America, Inc.	35,088
177	Selective Insurance Group, Inc.	18,265
97	Travelers Cos., Inc.	16,743
206	Willis Towers Watson PLC	43,534
		252,242
See accompanying notes to financial statements.
| 68

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 3.3%
719	Alphabet, Inc., Class A(a)	$95,426
1,440	Alphabet, Inc., Class C(a)	191,678
717	Meta Platforms, Inc., Class A(a)	228,436
998	Pinterest, Inc., Class A(a)	28,932
333	Yelp, Inc.(a)	15,002
548	ZoomInfo Technologies, Inc.(a)	14,012
		573,486
	IT Services — 0.5%
68	Accenture PLC, Class A	21,512
185	Cognizant Technology Solutions Corp., Class A	12,215
54	International Business Machines Corp.	7,786
550	Shopify, Inc., Class A(a)	37,169
19	VeriSign, Inc.(a)	4,008
		82,690
	Leisure Products — 0.1%
620	Mattel, Inc.(a)	13,206
226	YETI Holdings, Inc.(a)	9,628
		22,834
	Life Sciences Tools & Services — 0.7%
40	Agilent Technologies, Inc.	4,871
96	Danaher Corp.	24,486
24	Fortrea Holdings, Inc.(a)	767
228	Illumina, Inc.(a)	43,810
109	IQVIA Holdings, Inc.(a)	24,390
65	Repligen Corp.(a)	11,151
22	Thermo Fisher Scientific, Inc.	12,071
10	West Pharmaceutical Services, Inc.	3,680
		125,226
	Machinery — 1.3%
91	AGCO Corp.	12,112
31	Caterpillar, Inc.	8,220
11	Cummins, Inc.	2,869
43	Deere & Co.	18,473
76	Dover Corp.	11,094
110	Fortive Corp.	8,619
339	Graco, Inc.	26,893
24	Illinois Tool Works, Inc.	6,320
202	ITT, Inc.	20,119
159	Oshkosh Corp.	14,639
83	PACCAR, Inc.	7,149
115	Parker-Hannifin Corp.	47,151
187	SPX Technologies, Inc.(a)	15,822
197	Terex Corp.	11,550
173	Toro Co.	17,585
		228,615
	Media — 1.0%
10	Cable One, Inc.	7,239
125	Charter Communications, Inc., Class A(a)	50,649
1,346	Comcast Corp., Class A	60,920
419	Interpublic Group of Cos., Inc.	14,342
276	Liberty Broadband Corp., Class C(a)	24,600
210	New York Times Co., Class A	8,560
173	Omnicom Group, Inc.	14,639
217	Paramount Global, Class B	3,479
		184,428
	Metals & Mining — 0.3%
211	Alcoa Corp.	7,636
661	Cleveland-Cliffs, Inc.(a)	11,667
Shares	Description	Value (†)
	Metals & Mining — continued
192	Commercial Metals Co.	$10,986
80	Newmont Corp.	3,434
62	Reliance Steel & Aluminum Co.	18,157
		51,880
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
701	Invesco Mortgage Capital, Inc.	8,419
575	KKR Real Estate Finance Trust, Inc.	7,164
		15,583
	Multi-Utilities — 0.1%
139	Consolidated Edison, Inc.	13,185
56	DTE Energy Co.	6,401
36	WEC Energy Group, Inc.	3,235
		22,821
	Office REITs — 0.5%
1,412	Brandywine Realty Trust	7,131
709	Corporate Office Properties Trust	18,434
492	Douglas Emmett, Inc.	7,232
668	Easterly Government Properties, Inc.	9,860
778	Highwoods Properties, Inc.	19,660
767	Kilroy Realty Corp.	27,382
		89,699
	Oil, Gas & Consumable Fuels — 2.0%
1,001	Antero Midstream Corp.	11,952
268	Antero Resources Corp.(a)	7,169
1,181	APA Corp.	47,819
89	Chevron Corp.	14,566
646	CNX Resources Corp.(a)	13,178
698	ConocoPhillips	82,169
512	EOG Resources, Inc.	67,855
196	Exxon Mobil Corp.	21,019
47	Hess Corp.	7,131
197	HF Sinclair Corp.	10,262
686	Kinder Morgan, Inc.	12,149
125	ONEOK, Inc.	8,380
99	Phillips 66	11,043
350	Range Resources Corp.	11,001
1,303	Southwestern Energy Co.(a)	8,443
45	Valero Energy Corp.	5,801
251	Williams Cos., Inc.	8,647
		348,584
	Passenger Airlines — 0.2%
287	Alaska Air Group, Inc.(a)	13,957
397	Delta Air Lines, Inc.	18,365
950	JetBlue Airways Corp.(a)	7,381
		39,703
	Personal Care Products — 0.0%
22	Estee Lauder Cos., Inc., Class A	3,960
	Pharmaceuticals — 1.2%
177	Bristol-Myers Squibb Co.	11,008
35	Eli Lilly & Co.	15,909
87	Jazz Pharmaceuticals PLC(a)	11,346
253	Johnson & Johnson	42,385
187	Merck & Co., Inc.	19,944
212	Novartis AG, ADR	22,239
216	Novo Nordisk AS, ADR	34,798
194	Perrigo Co. PLC	7,108
322	Pfizer, Inc.	11,611
See accompanying notes to financial statements.
69 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
642	Roche Holding AG, ADR	$24,845
90	Zoetis, Inc.	16,928
		218,121
	Professional Services — 0.5%
30	Automatic Data Processing, Inc.	7,418
39	Ceridian HCM Holding, Inc.(a)	2,762
81	Concentrix Corp.	6,742
126	Equifax, Inc.	25,714
118	Exponent, Inc.	10,570
157	Korn Ferry	8,271
60	Leidos Holdings, Inc.	5,612
32	Paychex, Inc.	4,015
64	Paylocity Holding Corp.(a)	14,518
		85,622
	Real Estate Management & Development — 0.4%
731	CBRE Group, Inc., Class A(a)	60,900
80	Jones Lang LaSalle, Inc.(a)	13,324
		74,224
	Residential REITs — 0.1%
46	AvalonBay Communities, Inc.	8,678
70	Camden Property Trust	7,636
		16,314
	Retail REITs — 0.3%
1,192	Brixmor Property Group, Inc.	27,106
397	NNN REIT, Inc.	16,944
38	Simon Property Group, Inc.	4,735
		48,785
	Semiconductors & Semiconductor Equipment — 2.7%
182	Advanced Micro Devices, Inc.(a)	20,821
98	Analog Devices, Inc.	19,554
32	Broadcom, Inc.	28,757
20	First Solar, Inc.(a)	4,148
583	Intel Corp.	20,854
174	Lattice Semiconductor Corp.(a)	15,824
93	Micron Technology, Inc.	6,639
523	NVIDIA Corp.	244,393
58	Qorvo, Inc.(a)	6,381
366	QUALCOMM, Inc.	48,374
66	Silicon Laboratories, Inc.(a)	9,843
111	Synaptics, Inc.(a)	10,024
110	Texas Instruments, Inc.	19,800
69	Universal Display Corp.	10,066
119	Wolfspeed, Inc.(a)	7,842
		473,320
	Software — 5.0%
55	Adobe, Inc.(a)	30,039
48	ANSYS, Inc.(a)	16,421
347	Autodesk, Inc.(a)	73,561
33	Cadence Design Systems, Inc.(a)	7,722
246	Dynatrace, Inc.(a)	13,454
36	Intuit, Inc.	18,421
109	Manhattan Associates, Inc.(a)	20,778
782	Microsoft Corp.	262,689
1,267	Oracle Corp.	148,530
21	Palo Alto Networks, Inc.(a)	5,249
85	Qualys, Inc.(a)	11,798
44	Roper Technologies, Inc.	21,694
575	Salesforce, Inc.(a)	129,381
Shares	Description	Value (†)
	Software — continued
19	ServiceNow, Inc.(a)	$11,077
77	SPS Commerce, Inc.(a)	13,890
21	Synopsys, Inc.(a)	9,488
20	Tyler Technologies, Inc.(a)	7,933
325	Workday, Inc., Class A(a)	77,067
		879,192
	Specialized REITs — 0.2%
23	American Tower Corp.	4,377
41	Crown Castle, Inc.	4,440
9	Equinix, Inc.	7,290
103	Extra Space Storage, Inc.	14,365
196	VICI Properties, Inc.	6,170
116	Weyerhaeuser Co.	3,951
		40,593
	Specialty Retail — 0.6%
40	Asbury Automotive Group, Inc.(a)	9,024
79	Boot Barn Holdings, Inc.(a)	7,418
60	Dick's Sporting Goods, Inc.	8,460
63	Five Below, Inc.(a)	13,125
72	Home Depot, Inc.	24,037
39	Lithia Motors, Inc.	12,111
23	Ross Stores, Inc.	2,637
158	TJX Cos., Inc.	13,672
82	Williams-Sonoma, Inc.	11,368
		101,852
	Technology Hardware, Storage & Peripherals — 0.7%
597	Apple, Inc.	117,281
238	Hewlett Packard Enterprise Co.	4,136
135	HP, Inc.	4,432
		125,849
	Textiles, Apparel & Luxury Goods — 0.5%
72	Crocs, Inc.(a)	7,801
32	Deckers Outdoor Corp.(a)	17,398
186	NIKE, Inc., Class B	20,533
113	PVH Corp.	10,129
2,106	Under Armour, Inc., Class A(a)	16,974
1,026	Under Armour, Inc., Class C(a)	7,613
		80,448
	Trading Companies & Distributors — 0.2%
80	GATX Corp.	10,029
51	Watsco, Inc.	19,287
		29,316
	Water Utilities — 0.2%
128	American States Water Co.	11,317
33	American Water Works Co., Inc.	4,865
273	Essential Utilities, Inc.	11,545
		27,727
	Total Common Stocks (Identified Cost $8,835,641)	9,864,123

Principal Amount
Bonds and Notes — 4.4%
Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,715
See accompanying notes to financial statements.
| 70

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.1%
$8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$7,703
1,000	Lear Corp., 4.250%, 5/15/2029	944
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,286
		12,933
	Banking — 0.6%
9,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	8,445
7,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	6,926
3,000	Bank of Nova Scotia, 3.400%, 2/11/2024	2,961
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,139
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,830
6,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	5,809
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,890
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,662
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,755
4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	3,554
3,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	2,864
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,501
8,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	7,860
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,852
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,929
6,000	State Street Corp., 2.400%, 1/24/2030	5,151
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,090
9,000	Truist Bank, 3.200%, 4/01/2024	8,843
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,599
		112,660
	Brokerage — 0.1%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	6,895
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,514
		12,409
	Building Materials — 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,562
7,000	Owens Corning, 3.950%, 8/15/2029	6,553
		10,115
	Chemicals — 0.0%
1,000	LYB International Finance BV, 5.250%, 7/15/2043	907
	Consumer Products — 0.0%
2,000	Procter & Gamble Co., 3.000%, 3/25/2030	1,842
	Diversified Manufacturing — 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,575
4,000	Emerson Electric Co., 2.000%, 12/21/2028	3,480
		11,055
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,394
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,923
13,000	Entergy Corp., 0.900%, 9/15/2025	11,774
5,000	Exelon Corp., 4.050%, 4/15/2030	4,675
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,816
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,817
Principal Amount	Description	Value (†)
	Electric — continued
$1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$812
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,719
		40,930
	Environmental — 0.0%
5,000	Republic Services, Inc., 1.450%, 2/15/2031	3,910
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,215
		6,125
	Finance Companies — 0.1%
5,000	Ares Capital Corp., 3.250%, 7/15/2025	4,665
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,399
		9,064
	Food & Beverage — 0.1%
8,000	Coca-Cola Co., 1.450%, 6/01/2027	7,150
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,825
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,620
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,077
		24,672
	Government Owned - No Guarantee — 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	4,151
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,953
		19,104
	Health Care REITs — 0.0%
2,000	Welltower OP LLC, 2.800%, 6/01/2031	1,656
	Health Insurance — 0.1%
8,000	Elevance Health, Inc., 4.101%, 3/01/2028	7,693
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,448
		14,141
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,928
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,874
5,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	4,801
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,824
3,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,627
		16,054
	Integrated Energy — 0.1%
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,686
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,742
		15,428
	Life Insurance — 0.0%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,040
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,447
		8,487
	Mortgage Related — 1.0%
15,825	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	12,814
26,736	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	22,535
30,040	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	26,296
19,997	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	18,118
942	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	880
20,184	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	16,370
See accompanying notes to financial statements.
71 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$29,450	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	$24,875
24,321	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	21,367
13,609	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	12,354
6,114	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(c)	5,712
431	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	419
9,389	Government National Mortgage Association, 3.000%, 6/20/2052	8,350
7,936	Government National Mortgage Association, 5.500%, 4/20/2053	7,888
		177,978
	Natural Gas — 0.1%
13,000	NiSource, Inc., 0.950%, 8/15/2025	11,910
	Office REITs — 0.1%
7,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	6,705
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,706
7,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	5,177
		14,588
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	3,877
	Pharmaceuticals — 0.1%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,782
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,305
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,387
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,435
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,422
		22,331
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,634
	Railroads — 0.0%
8,000	CSX Corp., 2.600%, 11/01/2026	7,423
	Restaurants — 0.0%
7,000	Starbucks Corp., 2.250%, 3/12/2030	5,924
	Retail REITs — 0.0%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,779
1,000	Spirit Realty LP, 2.700%, 2/15/2032	769
		3,548
	Retailers — 0.1%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,345
10,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,592
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,931
		16,868
	Technology — 0.3%
8,000	Apple, Inc., 2.500%, 2/09/2025	7,704
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,634
5,000	Intel Corp., 2.450%, 11/15/2029	4,382
8,000	International Business Machines Corp., 4.000%, 6/20/2042	6,756
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,520
11,000	Oracle Corp., 2.950%, 5/15/2025	10,537
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,074
		44,607
Principal Amount	Description	Value (†)
	Treasuries — 0.7%
$13,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$7,087
9,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	6,790
8,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,996
20,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	16,059
21,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	17,320
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	9,022
19,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	15,624
43,000	U.S. Treasury Notes, 0.375%, 11/30/2025	38,907
		116,805
	Utility Other — 0.0%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,218
	Wireless — 0.1%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	11,450
	Wirelines — 0.1%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,827
6,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	6,047
		8,874
	Total Bonds and Notes (Identified Cost $846,228)	775,332

Shares
Exchange-Traded Funds — 7.9%
18,521	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,369,924)	1,384,630

Mutual Funds — 12.8%
64,898	WCM Focused Emerging Markets Fund, Institutional Class	865,093
61,155	WCM Focused International Growth Fund, Institutional Class	1,382,712
	Total Mutual Funds (Identified Cost $2,507,823)	2,247,805

Affiliated Mutual Funds — 15.6%
46,449	Loomis Sayles Inflation Protected Securities Fund, Class N	447,299
28,283	Loomis Sayles Limited Term Government and Agency Fund, Class N	301,781
74,444	Mirova Global Green Bond Fund, Class N	615,653
115,330	Mirova International Sustainable Equity Fund, Class N	1,383,953
	Total Affiliated Mutual Funds (Identified Cost $3,004,144)	2,748,686
See accompanying notes to financial statements.
| 72

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2045 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.5%
$620,484	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $620,527 on 8/01/2023 collateralized by $609,200 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $633,433 including accrued interest (Note 2 of Notes to Financial Statements)	$620,484
7,000	U.S. Treasury Bills, 5.151%, 8/08/2023(e)	6,993
	Total Short-Term Investments (Identified Cost $627,477)	627,477
	Total Investments — 100.2% (Identified Cost $17,191,237)	17,648,053
	Other assets less liabilities — (0.2)%	(41,206)
	Net Assets — 100.0%	$17,606,847

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $6,389 or less than 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	84.6%
Fixed Income	12.1
Short-Term Investments	3.5
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
73 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 58.4% of Net Assets
	Aerospace & Defense — 1.2%
228	AAR Corp.(a)	$13,634
584	Boeing Co.(a)	139,489
47	L3Harris Technologies, Inc.	8,906
40	Lockheed Martin Corp.	17,855
94	Moog, Inc., Class A	9,911
145	RTX Corp.	12,750
		202,545
	Air Freight & Logistics — 0.5%
329	Expeditors International of Washington, Inc.	41,882
33	FedEx Corp.	8,908
239	GXO Logistics, Inc.(a)	16,030
93	United Parcel Service, Inc., Class B	17,403
		84,223
	Automobile Components — 0.8%
44	Aptiv PLC(a)	4,818
829	BorgWarner, Inc.	38,548
632	Dana, Inc.	11,995
512	Magna International, Inc.	32,937
549	Mobileye Global, Inc., Class A(a)	20,961
165	Phinia, Inc.(a)	4,681
84	Visteon Corp.(a)	12,944
		126,884
	Automobiles — 1.3%
1,877	General Motors Co.	72,020
517	Tesla, Inc.(a)	138,261
89	Thor Industries, Inc.	10,279
		220,560
	Banks — 3.1%
378	Ameris Bancorp	16,500
2,181	Bank of America Corp.	69,792
1,106	Citigroup, Inc.	52,712
151	Citizens Financial Group, Inc.	4,871
270	East West Bancorp, Inc.	16,797
25	First Citizens BancShares, Inc., Class A	35,782
684	First Financial Bancorp	15,794
1,803	FNB Corp.	23,060
1,160	Fulton Financial Corp.	16,588
393	International Bancshares Corp.	19,508
357	JPMorgan Chase & Co.	56,392
122	PNC Financial Services Group, Inc.	16,701
198	Regions Financial Corp.	4,033
1,486	Truist Financial Corp.	49,365
593	Trustmark Corp.	15,572
173	U.S. Bancorp	6,865
360	Webster Financial Corp.	17,035
1,497	Wells Fargo & Co.	69,101
		506,468
	Beverages — 0.9%
70	Boston Beer Co., Inc., Class A(a)	26,001
236	Coca-Cola Co.	14,616
204	Keurig Dr Pepper, Inc.	6,938
1,658	Monster Beverage Corp.(a)	95,318
44	PepsiCo, Inc.	8,248
		151,121
	Biotechnology — 1.2%
71	AbbVie, Inc.	10,620
293	Alnylam Pharmaceuticals, Inc.(a)	57,252
Shares	Description	Value (†)
	Biotechnology — continued
19	Biogen, Inc.(a)	$5,134
332	CRISPR Therapeutics AG(a)	19,033
112	Gilead Sciences, Inc.	8,528
184	Halozyme Therapeutics, Inc.(a)	7,905
83	Incyte Corp.(a)	5,289
110	Neurocrine Biosciences, Inc.(a)	11,208
74	Regeneron Pharmaceuticals, Inc.(a)	54,901
32	United Therapeutics Corp.(a)	7,767
14	Vertex Pharmaceuticals, Inc.(a)	4,933
		192,570
	Broadline Retail — 2.2%
266	Alibaba Group Holding Ltd., ADR(a)	27,175
2,200	Amazon.com, Inc.(a)	294,096
750	eBay, Inc.	33,382
407	Macy's, Inc.	6,752
		361,405
	Building Products — 1.0%
103	Builders FirstSource, Inc.(a)	14,876
62	Carlisle Cos., Inc.	17,186
112	Carrier Global Corp.	6,670
506	Fortune Brands Innovations, Inc.	35,961
49	Lennox International, Inc.	18,005
701	Masco Corp.	42,537
144	Owens Corning	20,159
124	Trex Co., Inc.(a)	8,573
		163,967
	Capital Markets — 3.4%
1,029	Bank of New York Mellon Corp.	46,676
13	BlackRock, Inc.	9,605
47	Cboe Global Markets, Inc.	6,565
926	Charles Schwab Corp.	61,209
76	CME Group, Inc.	15,121
81	FactSet Research Systems, Inc.	35,238
147	Goldman Sachs Group, Inc.	52,313
628	Intercontinental Exchange, Inc.	72,094
312	Janus Henderson Group PLC	9,157
1,169	KKR & Co., Inc.	69,415
78	Moody's Corp.	27,515
104	Morgan Stanley	9,522
67	MSCI, Inc.	36,721
35	Northern Trust Corp.	2,804
53	S&P Global, Inc.	20,909
505	SEI Investments Co.	31,810
664	State Street Corp.	48,100
34	T. Rowe Price Group, Inc.	4,191
60	Virtus Investment Partners, Inc.	12,344
		571,309
	Chemicals — 0.7%
16	Air Products & Chemicals, Inc.	4,885
211	Celanese Corp.	26,457
49	DuPont de Nemours, Inc.	3,804
33	Ecolab, Inc.	6,044
169	HB Fuller Co.	12,511
121	Innospec, Inc.	12,964
61	Linde PLC	23,831
221	Livent Corp.(a)	5,441
144	Minerals Technologies, Inc.	8,834
See accompanying notes to financial statements.
| 74

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
22	Sherwin-Williams Co.	$6,083
83	Stepan Co.	7,953
		118,807
	Commercial Services & Supplies — 0.1%
86	MSA Safety, Inc.	14,276
30	Waste Management, Inc.	4,914
		19,190
	Communications Equipment — 0.3%
201	Ciena Corp.(a)	8,482
462	Cisco Systems, Inc.	24,043
59	F5, Inc.(a)	9,336
115	Lumentum Holdings, Inc.(a)	6,021
22	Motorola Solutions, Inc.	6,306
		54,188
	Construction & Engineering — 0.2%
300	AECOM	26,100
	Construction Materials — 0.2%
33	Martin Marietta Materials, Inc.	14,733
76	Vulcan Materials Co.	16,758
		31,491
	Consumer Finance — 1.2%
1,831	Ally Financial, Inc.	55,919
289	American Express Co.	48,806
729	Capital One Financial Corp.	85,308
113	Synchrony Financial	3,903
		193,936
	Consumer Staples Distribution & Retail — 0.8%
173	BJ's Wholesale Club Holdings, Inc.(a)	11,472
36	Costco Wholesale Corp.	20,184
980	Kroger Co.	47,667
284	Sprouts Farmers Market, Inc.(a)	11,147
66	Target Corp.	9,007
167	Walmart, Inc.	26,696
		126,173
	Containers & Packaging — 0.1%
36	Ball Corp.	2,113
283	Sonoco Products Co.	16,595
		18,708
	Distributors — 0.0%
40	Genuine Parts Co.	6,229
	Diversified Consumer Services — 0.2%
101	Grand Canyon Education, Inc.(a)	10,964
213	Service Corp. International	14,196
		25,160
	Diversified REITs — 0.1%
680	American Assets Trust, Inc.	15,300
	Diversified Telecommunication Services — 0.3%
1,239	AT&T, Inc.	17,990
221	Iridium Communications, Inc.	11,613
822	Verizon Communications, Inc.	28,014
		57,617
	Electric Utilities — 0.4%
215	American Electric Power Co., Inc.	18,219
253	Eversource Energy	18,299
136	Exelon Corp.	5,693
Shares	Description	Value (†)
	Electric Utilities — continued
158	FirstEnergy Corp.	$6,224
116	IDACORP, Inc.	11,927
		60,362
	Electrical Equipment — 0.5%
115	Eaton Corp. PLC	23,612
156	Emerson Electric Co.	14,250
69	Hubbell, Inc.	21,528
94	Regal Rexnord Corp.	14,681
27	Rockwell Automation, Inc.	9,080
		83,151
	Electronic Equipment, Instruments & Components — 0.9%
133	Advanced Energy Industries, Inc.	16,649
75	Amphenol Corp., Class A	6,623
282	Avnet, Inc.	13,677
225	Cognex Corp.	12,290
59	Corning, Inc.	2,002
204	Jabil, Inc.	22,577
43	Keysight Technologies, Inc.(a)	6,926
717	Knowles Corp.(a)	13,100
43	Littelfuse, Inc.	13,098
243	TE Connectivity Ltd.	34,868
17	Teledyne Technologies, Inc.(a)	6,537
17	Zebra Technologies Corp., Class A(a)	5,235
		153,582
	Energy Equipment & Services — 0.2%
371	ChampionX Corp.	13,208
785	NOV, Inc.	15,763
110	Schlumberger NV	6,417
		35,388
	Entertainment — 1.7%
231	Activision Blizzard, Inc.(a)	21,428
73	Electronic Arts, Inc.	9,954
232	Netflix, Inc.(a)	101,841
59	Take-Two Interactive Software, Inc.(a)	9,023
1,095	Walt Disney Co.(a)	97,334
3,101	Warner Bros Discovery, Inc.(a)	40,530
		280,110
	Financial Services — 2.1%
390	Block, Inc.(a)	31,407
384	Fiserv, Inc.(a)	48,465
32	FleetCor Technologies, Inc.(a)	7,965
297	Global Payments, Inc.	32,744
26	Jack Henry & Associates, Inc.	4,357
28	Mastercard, Inc., Class A	11,040
1,338	MGIC Investment Corp.	22,398
483	PayPal Holdings, Inc.(a)	36,621
492	Visa, Inc., Class A	116,963
271	Voya Financial, Inc.	20,124
60	WEX, Inc.(a)	11,361
		343,445
	Food Products — 0.7%
140	Campbell Soup Co.	6,415
240	Conagra Brands, Inc.	7,874
157	Darling Ingredients, Inc.(a)	10,872
120	General Mills, Inc.	8,969
41	Hershey Co.	9,484
233	Hormel Foods Corp.	9,525
116	Ingredion, Inc.	12,906
See accompanying notes to financial statements.
75 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
46	J.M. Smucker Co.	$6,930
170	Kellogg Co.	11,371
156	Kraft Heinz Co.	5,644
112	McCormick & Co., Inc.	10,022
298	Mondelez International, Inc., Class A	22,091
		122,103
	Gas Utilities — 0.2%
96	Atmos Energy Corp.	11,684
320	New Jersey Resources Corp.	14,304
131	ONE Gas, Inc.	10,366
		36,354
	Ground Transportation — 0.4%
395	CSX Corp.	13,161
31	J.B. Hunt Transport Services, Inc.	6,322
56	Norfolk Southern Corp.	13,081
84	Ryder System, Inc.	8,581
42	Saia, Inc.(a)	17,772
37	Union Pacific Corp.	8,585
		67,502
	Health Care Equipment & Supplies — 1.1%
141	Abbott Laboratories	15,698
15	Align Technology, Inc.(a)	5,668
370	Baxter International, Inc.	16,735
54	Becton Dickinson & Co.	15,046
15	Cooper Cos., Inc.	5,869
67	Edwards Lifesciences Corp.(a)	5,499
32	GE HealthCare Technologies, Inc.	2,496
123	Globus Medical, Inc., Class A(a)	7,413
93	Haemonetics Corp.(a)	8,578
110	Intuitive Surgical, Inc.(a)	35,684
210	LeMaitre Vascular, Inc.	13,278
194	Medtronic PLC	17,025
46	Penumbra, Inc.(a)	13,955
35	Shockwave Medical, Inc.(a)	9,121
26	Stryker Corp.	7,369
13	Teleflex, Inc.	3,265
		182,699
	Health Care Providers & Services — 1.2%
174	Acadia Healthcare Co., Inc.(a)	13,751
93	Cardinal Health, Inc.	8,507
55	Centene Corp.(a)	3,745
29	Chemed Corp.	15,112
54	Cigna Group	15,935
352	CVS Health Corp.	26,291
19	Elevance Health, Inc.	8,961
109	Encompass Health Corp.	7,197
109	HCA Healthcare, Inc.	29,736
87	Henry Schein, Inc.(a)	6,855
9	Humana, Inc.	4,111
23	Laboratory Corp. of America Holdings	4,920
14	McKesson Corp.	5,634
308	Select Medical Holdings Corp.	9,243
167	Tenet Healthcare Corp.(a)	12,480
45	UnitedHealth Group, Inc.	22,787
		195,265
	Health Care REITs — 0.1%
806	Physicians Realty Trust	11,880
Shares	Description	Value (†)
	Health Care Technology — 0.5%
1,234	Doximity, Inc., Class A(a)	$44,091
187	Veeva Systems, Inc., Class A(a)	38,189
		82,280
	Hotel & Resort REITs — 0.0%
173	Host Hotels & Resorts, Inc.	3,183
	Hotels, Restaurants & Leisure — 1.9%
390	Aramark	15,744
28	Booking Holdings, Inc.(a)	83,182
4	Chipotle Mexican Grill, Inc.(a)	7,849
146	Hilton Worldwide Holdings, Inc.	22,702
128	Marriott Vacations Worldwide Corp.	16,449
84	McDonald's Corp.	24,629
187	Norwegian Cruise Line Holdings Ltd.(a)	4,127
580	Starbucks Corp.	58,911
290	Travel & Leisure Co.	11,812
48	Wingstop, Inc.	8,092
546	Yum China Holdings, Inc.	33,317
226	Yum! Brands, Inc.	31,113
		317,927
	Household Durables — 0.6%
54	DR Horton, Inc.	6,859
286	KB Home	15,436
113	Meritage Homes Corp.	16,831
439	PulteGroup, Inc.	37,047
364	Taylor Morrison Home Corp.(a)	17,625
		93,798
	Household Products — 0.5%
136	Church & Dwight Co., Inc.	13,011
69	Colgate-Palmolive Co.	5,262
426	Energizer Holdings, Inc.	15,208
288	Procter & Gamble Co.	45,015
		78,496
	Independent Power & Renewable Electricity Producers — 0.1%
554	AES Corp.	11,983
	Industrial Conglomerates — 0.3%
47	3M Co.	5,241
238	General Electric Co.	27,189
132	Honeywell International, Inc.	25,625
		58,055
	Industrial REITs — 0.1%
85	Prologis, Inc.	10,604
	Insurance — 1.5%
36	Allstate Corp.	4,057
805	American International Group, Inc.	48,525
125	Arch Capital Group Ltd.(a)	9,711
37	Assurant, Inc.	4,977
57	Chubb Ltd.	11,651
201	First American Financial Corp.	12,739
123	Hanover Insurance Group, Inc.	13,958
130	Hartford Financial Services Group, Inc.	9,344
55	Marsh & McLennan Cos., Inc.	10,363
96	Prudential Financial, Inc.	9,263
250	Reinsurance Group of America, Inc.	35,088
176	Selective Insurance Group, Inc.	18,162
97	Travelers Cos., Inc.	16,743
202	Willis Towers Watson PLC	42,689
		247,270
See accompanying notes to financial statements.
| 76

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 3.4%
777	Alphabet, Inc., Class A(a)	$103,123
1,435	Alphabet, Inc., Class C(a)	191,013
696	Meta Platforms, Inc., Class A(a)	221,746
981	Pinterest, Inc., Class A(a)	28,439
332	Yelp, Inc.(a)	14,957
476	ZoomInfo Technologies, Inc.(a)	12,171
		571,449
	IT Services — 0.5%
68	Accenture PLC, Class A	21,512
184	Cognizant Technology Solutions Corp., Class A	12,149
55	International Business Machines Corp.	7,930
534	Shopify, Inc., Class A(a)	36,088
18	VeriSign, Inc.(a)	3,797
		81,476
	Leisure Products — 0.1%
618	Mattel, Inc.(a)	13,164
219	YETI Holdings, Inc.(a)	9,329
		22,493
	Life Sciences Tools & Services — 0.8%
38	Agilent Technologies, Inc.	4,627
94	Danaher Corp.	23,976
23	Fortrea Holdings, Inc.(a)	735
225	Illumina, Inc.(a)	43,234
110	IQVIA Holdings, Inc.(a)	24,614
63	Repligen Corp.(a)	10,808
23	Thermo Fisher Scientific, Inc.	12,619
11	West Pharmaceutical Services, Inc.	4,048
		124,661
	Machinery — 1.4%
88	AGCO Corp.	11,713
31	Caterpillar, Inc.	8,220
11	Cummins, Inc.	2,869
42	Deere & Co.	18,043
75	Dover Corp.	10,948
109	Fortive Corp.	8,540
331	Graco, Inc.	26,258
24	Illinois Tool Works, Inc.	6,320
197	ITT, Inc.	19,621
154	Oshkosh Corp.	14,179
82	PACCAR, Inc.	7,062
112	Parker-Hannifin Corp.	45,921
188	SPX Technologies, Inc.(a)	15,907
194	Terex Corp.	11,374
172	Toro Co.	17,484
		224,459
	Media — 1.1%
10	Cable One, Inc.	7,239
123	Charter Communications, Inc., Class A(a)	49,838
1,264	Comcast Corp., Class A	57,209
403	Interpublic Group of Cos., Inc.	13,795
282	Liberty Broadband Corp., Class C(a)	25,135
214	New York Times Co., Class A	8,723
165	Omnicom Group, Inc.	13,962
204	Paramount Global, Class B	3,270
		179,171
	Metals & Mining — 0.3%
215	Alcoa Corp.	7,781
660	Cleveland-Cliffs, Inc.(a)	11,649
Shares	Description	Value (†)
	Metals & Mining — continued
193	Commercial Metals Co.	$11,043
73	Newmont Corp.	3,133
60	Reliance Steel & Aluminum Co.	17,572
		51,178
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
701	Invesco Mortgage Capital, Inc.	8,419
534	KKR Real Estate Finance Trust, Inc.	6,654
		15,073
	Multi-Utilities — 0.1%
139	Consolidated Edison, Inc.	13,185
53	DTE Energy Co.	6,058
35	WEC Energy Group, Inc.	3,145
		22,388
	Office REITs — 0.5%
1,363	Brandywine Realty Trust	6,883
706	Corporate Office Properties Trust	18,356
464	Douglas Emmett, Inc.	6,821
645	Easterly Government Properties, Inc.	9,520
775	Highwoods Properties, Inc.	19,585
706	Kilroy Realty Corp.	25,204
		86,369
	Oil, Gas & Consumable Fuels — 2.1%
978	Antero Midstream Corp.	11,677
248	Antero Resources Corp.(a)	6,634
1,159	APA Corp.	46,928
91	Chevron Corp.	14,893
643	CNX Resources Corp.(a)	13,117
684	ConocoPhillips	80,521
506	EOG Resources, Inc.	67,060
195	Exxon Mobil Corp.	20,912
47	Hess Corp.	7,131
189	HF Sinclair Corp.	9,845
640	Kinder Morgan, Inc.	11,335
114	ONEOK, Inc.	7,643
95	Phillips 66	10,597
338	Range Resources Corp.	10,623
1,230	Southwestern Energy Co.(a)	7,970
46	Valero Energy Corp.	5,930
233	Williams Cos., Inc.	8,027
		340,843
	Passenger Airlines — 0.2%
282	Alaska Air Group, Inc.(a)	13,714
388	Delta Air Lines, Inc.	17,949
947	JetBlue Airways Corp.(a)	7,358
		39,021
	Personal Care Products — 0.0%
24	Estee Lauder Cos., Inc., Class A	4,320
	Pharmaceuticals — 1.3%
177	Bristol-Myers Squibb Co.	11,008
35	Eli Lilly & Co.	15,909
85	Jazz Pharmaceuticals PLC(a)	11,086
247	Johnson & Johnson	41,380
186	Merck & Co., Inc.	19,837
205	Novartis AG, ADR	21,504
208	Novo Nordisk AS, ADR	33,509
186	Perrigo Co. PLC	6,815
313	Pfizer, Inc.	11,287
See accompanying notes to financial statements.
77 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
620	Roche Holding AG, ADR	$23,994
91	Zoetis, Inc.	17,116
		213,445
	Professional Services — 0.5%
29	Automatic Data Processing, Inc.	7,170
43	Ceridian HCM Holding, Inc.(a)	3,045
78	Concentrix Corp.	6,493
124	Equifax, Inc.	25,306
118	Exponent, Inc.	10,570
161	Korn Ferry	8,481
56	Leidos Holdings, Inc.	5,238
31	Paychex, Inc.	3,890
63	Paylocity Holding Corp.(a)	14,292
		84,485
	Real Estate Management & Development — 0.4%
722	CBRE Group, Inc., Class A(a)	60,150
80	Jones Lang LaSalle, Inc.(a)	13,324
		73,474
	Residential REITs — 0.1%
43	AvalonBay Communities, Inc.	8,112
64	Camden Property Trust	6,982
		15,094
	Retail REITs — 0.3%
1,150	Brixmor Property Group, Inc.	26,151
396	NNN REIT, Inc.	16,901
36	Simon Property Group, Inc.	4,486
		47,538
	Semiconductors & Semiconductor Equipment — 2.8%
181	Advanced Micro Devices, Inc.(a)	20,706
99	Analog Devices, Inc.	19,753
31	Broadcom, Inc.	27,858
20	First Solar, Inc.(a)	4,148
569	Intel Corp.	20,353
174	Lattice Semiconductor Corp.(a)	15,824
87	Micron Technology, Inc.	6,211
513	NVIDIA Corp.	239,720
62	Qorvo, Inc.(a)	6,821
355	QUALCOMM, Inc.	46,920
64	Silicon Laboratories, Inc.(a)	9,545
108	Synaptics, Inc.(a)	9,754
111	Texas Instruments, Inc.	19,980
68	Universal Display Corp.	9,920
115	Wolfspeed, Inc.(a)	7,579
		465,092
	Software — 5.2%
55	Adobe, Inc.(a)	30,039
49	ANSYS, Inc.(a)	16,763
339	Autodesk, Inc.(a)	71,865
29	Cadence Design Systems, Inc.(a)	6,786
245	Dynatrace, Inc.(a)	13,399
34	Intuit, Inc.	17,398
100	Manhattan Associates, Inc.(a)	19,062
767	Microsoft Corp.	257,651
1,232	Oracle Corp.	144,427
21	Palo Alto Networks, Inc.(a)	5,249
85	Qualys, Inc.(a)	11,798
43	Roper Technologies, Inc.	21,201
563	Salesforce, Inc.(a)	126,681
Shares	Description	Value (†)
	Software — continued
20	ServiceNow, Inc.(a)	$11,660
77	SPS Commerce, Inc.(a)	13,890
20	Synopsys, Inc.(a)	9,036
20	Tyler Technologies, Inc.(a)	7,933
317	Workday, Inc., Class A(a)	75,170
		860,008
	Specialized REITs — 0.2%
22	American Tower Corp.	4,187
42	Crown Castle, Inc.	4,548
9	Equinix, Inc.	7,289
91	Extra Space Storage, Inc.	12,742
188	VICI Properties, Inc.	5,918
120	Weyerhaeuser Co.	4,087
		38,771
	Specialty Retail — 0.6%
39	Asbury Automotive Group, Inc.(a)	8,799
78	Boot Barn Holdings, Inc.(a)	7,324
60	Dick's Sporting Goods, Inc.	8,460
60	Five Below, Inc.(a)	12,501
73	Home Depot, Inc.	24,370
38	Lithia Motors, Inc.	11,800
27	Ross Stores, Inc.	3,095
158	TJX Cos., Inc.	13,672
80	Williams-Sonoma, Inc.	11,091
		101,112
	Technology Hardware, Storage & Peripherals — 0.7%
591	Apple, Inc.	116,102
218	Hewlett Packard Enterprise Co.	3,789
141	HP, Inc.	4,629
		124,520
	Textiles, Apparel & Luxury Goods — 0.5%
73	Crocs, Inc.(a)	7,910
31	Deckers Outdoor Corp.(a)	16,855
183	NIKE, Inc., Class B	20,201
113	PVH Corp.	10,129
2,039	Under Armour, Inc., Class A(a)	16,434
1,008	Under Armour, Inc., Class C(a)	7,479
		79,008
	Trading Companies & Distributors — 0.2%
81	GATX Corp.	10,154
60	Watsco, Inc.	22,691
		32,845
	Water Utilities — 0.2%
124	American States Water Co.	10,963
46	American Water Works Co., Inc.	6,782
263	Essential Utilities, Inc.	11,122
		28,867
	Total Common Stocks (Identified Cost $8,637,927)	9,676,548

Principal Amount
Bonds and Notes — 5.2%
Apartment REITs — 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,431
See accompanying notes to financial statements.
| 78

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.1%
$8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$7,704
3,000	Lear Corp., 4.250%, 5/15/2029	2,832
9,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	7,714
		18,250
	Banking — 0.8%
9,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	8,444
6,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	5,937
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,948
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,817
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,782
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,746
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	7,874
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,051
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,673
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,330
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,773
9,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	8,358
9,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	8,843
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,881
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,906
7,000	State Street Corp., 2.400%, 1/24/2030	6,010
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,090
9,000	Truist Bank, 3.200%, 4/01/2024	8,843
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,599
		126,905
	Brokerage — 0.1%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	7,756
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,204
		13,960
	Building Materials — 0.1%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,452
10,000	Owens Corning, 3.950%, 8/15/2029	9,361
		13,813
	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,815
	Consumer Products — 0.0%
3,000	Procter & Gamble Co., 3.000%, 3/25/2030	2,763
	Diversified Manufacturing — 0.1%
10,000	Eaton Corp., 4.150%, 3/15/2033	9,469
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,350
		13,819
	Electric — 0.3%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,394
8,000	Duke Energy Corp., 3.750%, 4/15/2024	7,897
11,000	Entergy Corp., 0.900%, 9/15/2025	9,963
8,000	Exelon Corp., 4.050%, 4/15/2030	7,479
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,478
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,633
Principal Amount	Description	Value (†)
	Electric — continued
$2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$1,624
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,626
		50,094
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,692
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,692
		8,384
	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,732
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,399
		8,131
	Food & Beverage — 0.2%
14,000	Coca-Cola Co., 1.450%, 6/01/2027	12,512
8,000	General Mills, Inc., 4.000%, 4/17/2025	7,799
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,494
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,077
		31,882
	Government Owned - No Guarantee — 0.1%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,642
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,103
		22,745
	Health Care REITs — 0.0%
6,000	Welltower OP LLC, 2.800%, 6/01/2031	4,969
	Health Insurance — 0.1%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,655
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,522
		16,177
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,891
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,874
4,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	3,841
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,766
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,503
		17,875
	Integrated Energy — 0.1%
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,686
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,742
		15,428
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,027
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,354
		8,381
	Mortgage Related — 1.2%
23,272	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	18,844
33,399	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	28,149
24,326	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	21,293
21,704	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	19,664
942	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	880
18,359	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(c)	14,894
See accompanying notes to financial statements.
79 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$28,901	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	$24,407
35,312	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	30,974
22,039	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	19,992
7,069	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(c)	6,603
431	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	419
9,389	Government National Mortgage Association, 3.000%, 6/20/2052	8,350
8,928	Government National Mortgage Association, 5.500%, 4/20/2053	8,874
		203,343
	Natural Gas — 0.1%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,077
	Office REITs — 0.1%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,579
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,510
7,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	5,177
		19,266
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	3,877
	Pharmaceuticals — 0.1%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	7,750
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,305
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,728
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,435
4,000	Viatris, Inc., 3.850%, 6/22/2040	2,844
		20,062
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,634
	Railroads — 0.0%
8,000	CSX Corp., 2.600%, 11/01/2026	7,423
	Restaurants — 0.0%
8,000	Starbucks Corp., 2.250%, 3/12/2030	6,771
	Retail REITs — 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,852
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,539
		3,391
	Retailers — 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,626
10,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,592
4,000	Walmart, Inc., 4.100%, 4/15/2033	3,863
		16,081
	Technology — 0.3%
8,000	Apple, Inc., 2.500%, 2/09/2025	7,704
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,534
5,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	4,543
5,000	Intel Corp., 2.450%, 11/15/2029	4,382
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,601
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,616
8,000	Oracle Corp., 2.950%, 5/15/2025	7,663
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,074
		44,117
Principal Amount	Description	Value (†)
	Treasuries — 0.7%
$15,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$8,177
10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	7,545
10,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,495
23,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	18,468
24,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	19,794
13,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	10,662
17,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	13,979
39,000	U.S. Treasury Notes, 0.375%, 11/30/2025	35,288
		121,408
	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,812
	Wireless — 0.1%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,327
	Wirelines — 0.1%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,827
7,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	7,055
		9,882
	Total Bonds and Notes (Identified Cost $934,506)	860,293

Shares
Exchange-Traded Funds — 8.5%
18,704	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,386,249)	1,398,311

Mutual Funds — 13.4%
62,189	WCM Focused Emerging Markets Fund, Institutional Class	828,976
61,752	WCM Focused International Growth Fund, Institutional Class	1,396,211
	Total Mutual Funds (Identified Cost $2,468,007)	2,225,187

Affiliated Mutual Funds — 11.2%
18,851	Loomis Sayles Inflation Protected Securities Fund, Class N	181,539
32,573	Mirova Global Green Bond Fund, Class N	269,374
116,401	Mirova International Sustainable Equity Fund, Class N	1,396,809
	Total Affiliated Mutual Funds (Identified Cost $1,997,520)	1,847,722
See accompanying notes to financial statements.
| 80

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2050 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.9%
$643,595	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $643,640 on 8/01/2023 collateralized by $631,800 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $656,933 including accrued interest (Note 2 of Notes to Financial Statements)	$643,595
8,000	U.S. Treasury Bills, 5.151%, 8/08/2023(e)	7,992
	Total Short-Term Investments (Identified Cost $651,587)	651,587
	Total Investments — 100.6% (Identified Cost $16,075,796)	16,659,648
	Other assets less liabilities — (0.6)%	(99,487)
	Net Assets — 100.0%	$16,560,161

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $9,750 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	88.8%
Fixed Income	7.9
Short-Term Investments	3.9
Total Investments	100.6
Other assets less liabilities	(0.6)
Net Assets	100.0%
See accompanying notes to financial statements.
81 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 58.2% of Net Assets
	Aerospace & Defense — 1.2%
200	AAR Corp.(a)	$11,960
499	Boeing Co.(a)	119,186
38	L3Harris Technologies, Inc.	7,201
36	Lockheed Martin Corp.	16,069
82	Moog, Inc., Class A	8,646
127	RTX Corp.	11,167
		174,229
	Air Freight & Logistics — 0.5%
277	Expeditors International of Washington, Inc.	35,262
28	FedEx Corp.	7,559
160	GXO Logistics, Inc.(a)	10,731
82	United Parcel Service, Inc., Class B	15,345
		68,897
	Automobile Components — 0.8%
38	Aptiv PLC(a)	4,161
696	BorgWarner, Inc.	32,364
555	Dana, Inc.	10,534
439	Magna International, Inc.	28,241
472	Mobileye Global, Inc., Class A(a)	18,021
144	Phinia, Inc.(a)	4,085
72	Visteon Corp.(a)	11,094
		108,500
	Automobiles — 1.3%
1,613	General Motors Co.	61,891
445	Tesla, Inc.(a)	119,006
77	Thor Industries, Inc.	8,893
		189,790
	Banks — 3.1%
327	Ameris Bancorp	14,274
1,907	Bank of America Corp.	61,024
931	Citigroup, Inc.	44,371
120	Citizens Financial Group, Inc.	3,871
234	East West Bancorp, Inc.	14,557
21	First Citizens BancShares, Inc., Class A	30,057
608	First Financial Bancorp	14,039
1,525	FNB Corp.	19,505
983	Fulton Financial Corp.	14,057
332	International Bancshares Corp.	16,480
310	JPMorgan Chase & Co.	48,968
111	PNC Financial Services Group, Inc.	15,195
170	Regions Financial Corp.	3,463
1,299	Truist Financial Corp.	43,153
513	Trustmark Corp.	13,471
155	U.S. Bancorp	6,150
312	Webster Financial Corp.	14,764
1,253	Wells Fargo & Co.	57,839
		435,238
	Beverages — 0.9%
60	Boston Beer Co., Inc., Class A(a)	22,286
207	Coca-Cola Co.	12,820
170	Keurig Dr Pepper, Inc.	5,782
1,424	Monster Beverage Corp.(a)	81,866
40	PepsiCo, Inc.	7,498
		130,252
	Biotechnology — 1.2%
63	AbbVie, Inc.	9,423
252	Alnylam Pharmaceuticals, Inc.(a)	49,241
Shares	Description	Value (†)
	Biotechnology — continued
16	Biogen, Inc.(a)	$4,323
285	CRISPR Therapeutics AG(a)	16,339
92	Gilead Sciences, Inc.	7,005
164	Halozyme Therapeutics, Inc.(a)	7,045
69	Incyte Corp.(a)	4,397
95	Neurocrine Biosciences, Inc.(a)	9,680
64	Regeneron Pharmaceuticals, Inc.(a)	47,482
29	United Therapeutics Corp.(a)	7,039
11	Vertex Pharmaceuticals, Inc.(a)	3,876
		165,850
	Broadline Retail — 2.2%
228	Alibaba Group Holding Ltd., ADR(a)	23,292
1,882	Amazon.com, Inc.(a)	251,586
623	eBay, Inc.	27,730
363	Macy's, Inc.	6,022
		308,630
	Building Products — 1.0%
88	Builders FirstSource, Inc.(a)	12,710
53	Carlisle Cos., Inc.	14,692
96	Carrier Global Corp.	5,717
422	Fortune Brands Innovations, Inc.	29,991
41	Lennox International, Inc.	15,065
586	Masco Corp.	35,558
124	Owens Corning	17,359
104	Trex Co., Inc.(a)	7,191
		138,283
	Capital Markets — 3.4%
893	Bank of New York Mellon Corp.	40,507
11	BlackRock, Inc.	8,127
40	Cboe Global Markets, Inc.	5,587
800	Charles Schwab Corp.	52,880
68	CME Group, Inc.	13,529
70	FactSet Research Systems, Inc.	30,453
124	Goldman Sachs Group, Inc.	44,128
538	Intercontinental Exchange, Inc.	61,762
263	Janus Henderson Group PLC	7,719
985	KKR & Co., Inc.	58,489
65	Moody's Corp.	22,929
89	Morgan Stanley	8,149
58	MSCI, Inc.	31,789
29	Northern Trust Corp.	2,323
45	S&P Global, Inc.	17,753
434	SEI Investments Co.	27,338
578	State Street Corp.	41,870
30	T. Rowe Price Group, Inc.	3,698
53	Virtus Investment Partners, Inc.	10,904
		489,934
	Chemicals — 0.7%
13	Air Products & Chemicals, Inc.	3,969
177	Celanese Corp.	22,194
46	DuPont de Nemours, Inc.	3,571
29	Ecolab, Inc.	5,311
149	HB Fuller Co.	11,031
106	Innospec, Inc.	11,357
53	Linde PLC	20,706
194	Livent Corp.(a)	4,776
127	Minerals Technologies, Inc.	7,791
See accompanying notes to financial statements.
| 82

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
18	Sherwin-Williams Co.	$4,977
70	Stepan Co.	6,707
		102,390
	Commercial Services & Supplies — 0.1%
73	MSA Safety, Inc.	12,118
24	Waste Management, Inc.	3,931
		16,049
	Communications Equipment — 0.3%
176	Ciena Corp.(a)	7,427
397	Cisco Systems, Inc.	20,660
51	F5, Inc.(a)	8,070
98	Lumentum Holdings, Inc.(a)	5,132
19	Motorola Solutions, Inc.	5,446
		46,735
	Construction & Engineering — 0.2%
253	AECOM	22,011
	Construction Materials — 0.2%
27	Martin Marietta Materials, Inc.	12,054
65	Vulcan Materials Co.	14,333
		26,387
	Consumer Finance — 1.2%
1,542	Ally Financial, Inc.	47,093
247	American Express Co.	41,713
614	Capital One Financial Corp.	71,850
99	Synchrony Financial	3,420
		164,076
	Consumer Staples Distribution & Retail — 0.8%
150	BJ's Wholesale Club Holdings, Inc.(a)	9,946
31	Costco Wholesale Corp.	17,381
845	Kroger Co.	41,101
250	Sprouts Farmers Market, Inc.(a)	9,813
55	Target Corp.	7,506
141	Walmart, Inc.	22,540
		108,287
	Containers & Packaging — 0.1%
36	Ball Corp.	2,113
240	Sonoco Products Co.	14,073
		16,186
	Distributors — 0.0%
36	Genuine Parts Co.	5,606
	Diversified Consumer Services — 0.2%
89	Grand Canyon Education, Inc.(a)	9,661
179	Service Corp. International	11,930
		21,591
	Diversified REITs — 0.1%
581	American Assets Trust, Inc.	13,072
	Diversified Telecommunication Services — 0.3%
1,097	AT&T, Inc.	15,928
143	Iridium Communications, Inc.	7,515
718	Verizon Communications, Inc.	24,469
		47,912
	Electric Utilities — 0.4%
185	American Electric Power Co., Inc.	15,677
218	Eversource Energy	15,768
118	Exelon Corp.	4,940
Shares	Description	Value (†)
	Electric Utilities — continued
137	FirstEnergy Corp.	$5,396
98	IDACORP, Inc.	10,076
		51,857
	Electrical Equipment — 0.5%
95	Eaton Corp. PLC	19,505
128	Emerson Electric Co.	11,693
58	Hubbell, Inc.	18,096
80	Regal Rexnord Corp.	12,494
23	Rockwell Automation, Inc.	7,735
		69,523
	Electronic Equipment, Instruments & Components — 0.9%
113	Advanced Energy Industries, Inc.	14,145
65	Amphenol Corp., Class A	5,740
236	Avnet, Inc.	11,446
190	Cognex Corp.	10,378
60	Corning, Inc.	2,036
189	Jabil, Inc.	20,917
35	Keysight Technologies, Inc.(a)	5,638
617	Knowles Corp.(a)	11,273
37	Littelfuse, Inc.	11,270
202	TE Connectivity Ltd.	28,985
13	Teledyne Technologies, Inc.(a)	4,999
14	Zebra Technologies Corp., Class A(a)	4,311
		131,138
	Energy Equipment & Services — 0.2%
326	ChampionX Corp.	11,606
697	NOV, Inc.	13,996
95	Schlumberger NV	5,542
		31,144
	Entertainment — 1.7%
201	Activision Blizzard, Inc.(a)	18,645
60	Electronic Arts, Inc.	8,181
199	Netflix, Inc.(a)	87,355
49	Take-Two Interactive Software, Inc.(a)	7,494
933	Walt Disney Co.(a)	82,934
2,694	Warner Bros Discovery, Inc.(a)	35,211
		239,820
	Financial Services — 2.1%
335	Block, Inc.(a)	26,977
323	Fiserv, Inc.(a)	40,766
27	FleetCor Technologies, Inc.(a)	6,721
254	Global Payments, Inc.	28,003
25	Jack Henry & Associates, Inc.	4,189
25	Mastercard, Inc., Class A	9,857
1,146	MGIC Investment Corp.	19,184
413	PayPal Holdings, Inc.(a)	31,314
423	Visa, Inc., Class A	100,560
227	Voya Financial, Inc.	16,857
52	WEX, Inc.(a)	9,846
		294,274
	Food Products — 0.7%
118	Campbell Soup Co.	5,407
205	Conagra Brands, Inc.	6,726
138	Darling Ingredients, Inc.(a)	9,557
100	General Mills, Inc.	7,474
35	Hershey Co.	8,096
212	Hormel Foods Corp.	8,667
98	Ingredion, Inc.	10,903
See accompanying notes to financial statements.
83 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
38	J.M. Smucker Co.	$5,725
141	Kellogg Co.	9,431
130	Kraft Heinz Co.	4,703
94	McCormick & Co., Inc.	8,411
257	Mondelez International, Inc., Class A	19,051
		104,151
	Gas Utilities — 0.2%
82	Atmos Energy Corp.	9,980
278	New Jersey Resources Corp.	12,427
111	ONE Gas, Inc.	8,783
		31,190
	Ground Transportation — 0.4%
318	CSX Corp.	10,596
26	J.B. Hunt Transport Services, Inc.	5,302
49	Norfolk Southern Corp.	11,446
73	Ryder System, Inc.	7,457
36	Saia, Inc.(a)	15,233
31	Union Pacific Corp.	7,193
		57,227
	Health Care Equipment & Supplies — 1.1%
121	Abbott Laboratories	13,471
13	Align Technology, Inc.(a)	4,913
260	Baxter International, Inc.	11,760
46	Becton Dickinson & Co.	12,816
12	Cooper Cos., Inc.	4,695
60	Edwards Lifesciences Corp.(a)	4,924
28	GE HealthCare Technologies, Inc.	2,184
107	Globus Medical, Inc., Class A(a)	6,449
78	Haemonetics Corp.(a)	7,195
94	Intuitive Surgical, Inc.(a)	30,494
184	LeMaitre Vascular, Inc.	11,634
168	Medtronic PLC	14,744
40	Penumbra, Inc.(a)	12,134
30	Shockwave Medical, Inc.(a)	7,818
23	Stryker Corp.	6,518
11	Teleflex, Inc.	2,763
		154,512
	Health Care Providers & Services — 1.2%
154	Acadia Healthcare Co., Inc.(a)	12,171
80	Cardinal Health, Inc.	7,317
44	Centene Corp.(a)	2,996
24	Chemed Corp.	12,506
49	Cigna Group	14,460
310	CVS Health Corp.	23,154
17	Elevance Health, Inc.	8,018
93	Encompass Health Corp.	6,141
90	HCA Healthcare, Inc.	24,553
72	Henry Schein, Inc.(a)	5,673
9	Humana, Inc.	4,111
22	Laboratory Corp. of America Holdings	4,706
12	McKesson Corp.	4,829
263	Select Medical Holdings Corp.	7,893
141	Tenet Healthcare Corp.(a)	10,537
38	UnitedHealth Group, Inc.	19,242
		168,307
	Health Care REITs — 0.1%
707	Physicians Realty Trust	10,421
Shares	Description	Value (†)
	Health Care Technology — 0.5%
1,060	Doximity, Inc., Class A(a)	$37,874
161	Veeva Systems, Inc., Class A(a)	32,879
		70,753
	Hotel & Resort REITs — 0.0%
161	Host Hotels & Resorts, Inc.	2,962
	Hotels, Restaurants & Leisure — 1.9%
374	Aramark	15,099
22	Booking Holdings, Inc.(a)	65,358
4	Chipotle Mexican Grill, Inc.(a)	7,849
121	Hilton Worldwide Holdings, Inc.	18,814
108	Marriott Vacations Worldwide Corp.	13,879
71	McDonald's Corp.	20,817
156	Norwegian Cruise Line Holdings Ltd.(a)	3,443
502	Starbucks Corp.	50,988
244	Travel & Leisure Co.	9,938
41	Wingstop, Inc.	6,912
468	Yum China Holdings, Inc.	28,557
194	Yum! Brands, Inc.	26,708
		268,362
	Household Durables — 0.6%
46	DR Horton, Inc.	5,843
239	KB Home	12,899
96	Meritage Homes Corp.	14,299
364	PulteGroup, Inc.	30,718
307	Taylor Morrison Home Corp.(a)	14,865
		78,624
	Household Products — 0.5%
114	Church & Dwight Co., Inc.	10,906
83	Colgate-Palmolive Co.	6,330
369	Energizer Holdings, Inc.	13,173
243	Procter & Gamble Co.	37,981
		68,390
	Independent Power & Renewable Electricity Producers — 0.1%
502	AES Corp.	10,858
	Industrial Conglomerates — 0.3%
42	3M Co.	4,683
205	General Electric Co.	23,419
112	Honeywell International, Inc.	21,743
		49,845
	Industrial REITs — 0.1%
71	Prologis, Inc.	8,857
	Insurance — 1.5%
33	Allstate Corp.	3,718
703	American International Group, Inc.	42,377
108	Arch Capital Group Ltd.(a)	8,391
36	Assurant, Inc.	4,842
48	Chubb Ltd.	9,812
177	First American Financial Corp.	11,218
104	Hanover Insurance Group, Inc.	11,802
107	Hartford Financial Services Group, Inc.	7,691
45	Marsh & McLennan Cos., Inc.	8,479
85	Prudential Financial, Inc.	8,202
210	Reinsurance Group of America, Inc.	29,474
149	Selective Insurance Group, Inc.	15,375
82	Travelers Cos., Inc.	14,154
176	Willis Towers Watson PLC	37,194
		212,729
See accompanying notes to financial statements.
| 84

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 3.4%
729	Alphabet, Inc., Class A(a)	$96,753
1,132	Alphabet, Inc., Class C(a)	150,680
593	Meta Platforms, Inc., Class A(a)	188,930
812	Pinterest, Inc., Class A(a)	23,540
288	Yelp, Inc.(a)	12,974
477	ZoomInfo Technologies, Inc.(a)	12,197
		485,074
	IT Services — 0.5%
58	Accenture PLC, Class A	18,348
152	Cognizant Technology Solutions Corp., Class A	10,037
47	International Business Machines Corp.	6,776
458	Shopify, Inc., Class A(a)	30,952
15	VeriSign, Inc.(a)	3,164
		69,277
	Leisure Products — 0.1%
535	Mattel, Inc.(a)	11,395
185	YETI Holdings, Inc.(a)	7,881
		19,276
	Life Sciences Tools & Services — 0.7%
34	Agilent Technologies, Inc.	4,140
81	Danaher Corp.	20,660
22	Fortrea Holdings, Inc.(a)	703
191	Illumina, Inc.(a)	36,701
93	IQVIA Holdings, Inc.(a)	20,810
57	Repligen Corp.(a)	9,779
20	Thermo Fisher Scientific, Inc.	10,973
8	West Pharmaceutical Services, Inc.	2,944
		106,710
	Machinery — 1.3%
77	AGCO Corp.	10,249
25	Caterpillar, Inc.	6,629
9	Cummins, Inc.	2,347
36	Deere & Co.	15,466
63	Dover Corp.	9,196
92	Fortive Corp.	7,208
279	Graco, Inc.	22,133
21	Illinois Tool Works, Inc.	5,530
166	ITT, Inc.	16,534
131	Oshkosh Corp.	12,061
69	PACCAR, Inc.	5,943
95	Parker-Hannifin Corp.	38,951
161	SPX Technologies, Inc.(a)	13,622
170	Terex Corp.	9,967
145	Toro Co.	14,739
		190,575
	Media — 1.1%
9	Cable One, Inc.	6,516
105	Charter Communications, Inc., Class A(a)	42,545
1,103	Comcast Corp., Class A	49,922
358	Interpublic Group of Cos., Inc.	12,254
233	Liberty Broadband Corp., Class C(a)	20,767
178	New York Times Co., Class A	7,255
151	Omnicom Group, Inc.	12,778
177	Paramount Global, Class B	2,837
		154,874
	Metals & Mining — 0.3%
179	Alcoa Corp.	6,478
579	Cleveland-Cliffs, Inc.(a)	10,220
Shares	Description	Value (†)
	Metals & Mining — continued
165	Commercial Metals Co.	$9,441
61	Newmont Corp.	2,618
51	Reliance Steel & Aluminum Co.	14,936
		43,693
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
603	Invesco Mortgage Capital, Inc.	7,242
476	KKR Real Estate Finance Trust, Inc.	5,931
		13,173
	Multi-Utilities — 0.1%
121	Consolidated Edison, Inc.	11,478
48	DTE Energy Co.	5,487
28	WEC Energy Group, Inc.	2,516
		19,481
	Office REITs — 0.5%
1,250	Brandywine Realty Trust	6,313
597	Corporate Office Properties Trust	15,522
414	Douglas Emmett, Inc.	6,086
566	Easterly Government Properties, Inc.	8,354
656	Highwoods Properties, Inc.	16,577
656	Kilroy Realty Corp.	23,419
		76,271
	Oil, Gas & Consumable Fuels — 2.1%
826	Antero Midstream Corp.	9,862
227	Antero Resources Corp.(a)	6,072
991	APA Corp.	40,126
75	Chevron Corp.	12,275
543	CNX Resources Corp.(a)	11,077
584	ConocoPhillips	68,749
433	EOG Resources, Inc.	57,386
171	Exxon Mobil Corp.	18,338
40	Hess Corp.	6,069
170	HF Sinclair Corp.	8,855
580	Kinder Morgan, Inc.	10,272
106	ONEOK, Inc.	7,106
79	Phillips 66	8,812
285	Range Resources Corp.	8,958
1,097	Southwestern Energy Co.(a)	7,109
42	Valero Energy Corp.	5,414
212	Williams Cos., Inc.	7,303
		293,783
	Passenger Airlines — 0.2%
252	Alaska Air Group, Inc.(a)	12,255
306	Delta Air Lines, Inc.	14,155
821	JetBlue Airways Corp.(a)	6,379
		32,789
	Personal Care Products — 0.0%
20	Estee Lauder Cos., Inc., Class A	3,600
	Pharmaceuticals — 1.3%
155	Bristol-Myers Squibb Co.	9,640
29	Eli Lilly & Co.	13,182
71	Jazz Pharmaceuticals PLC(a)	9,260
212	Johnson & Johnson	35,516
158	Merck & Co., Inc.	16,851
176	Novartis AG, ADR	18,462
179	Novo Nordisk AS, ADR	28,837
168	Perrigo Co. PLC	6,156
271	Pfizer, Inc.	9,772
See accompanying notes to financial statements.
85 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
532	Roche Holding AG, ADR	$20,588
79	Zoetis, Inc.	14,859
		183,123
	Professional Services — 0.5%
23	Automatic Data Processing, Inc.	5,687
38	Ceridian HCM Holding, Inc.(a)	2,691
69	Concentrix Corp.	5,743
103	Equifax, Inc.	21,020
103	Exponent, Inc.	9,227
139	Korn Ferry	7,322
54	Leidos Holdings, Inc.	5,051
29	Paychex, Inc.	3,639
54	Paylocity Holding Corp.(a)	12,250
		72,630
	Real Estate Management & Development — 0.4%
601	CBRE Group, Inc., Class A(a)	50,069
68	Jones Lang LaSalle, Inc.(a)	11,326
		61,395
	Residential REITs — 0.1%
36	AvalonBay Communities, Inc.	6,791
54	Camden Property Trust	5,891
		12,682
	Retail REITs — 0.3%
984	Brixmor Property Group, Inc.	22,376
334	NNN REIT, Inc.	14,255
32	Simon Property Group, Inc.	3,987
		40,618
	Semiconductors & Semiconductor Equipment — 2.8%
141	Advanced Micro Devices, Inc.(a)	16,130
81	Analog Devices, Inc.	16,162
27	Broadcom, Inc.	24,264
17	First Solar, Inc.(a)	3,526
507	Intel Corp.	18,135
145	Lattice Semiconductor Corp.(a)	13,186
75	Micron Technology, Inc.	5,354
439	NVIDIA Corp.	205,140
50	Qorvo, Inc.(a)	5,501
304	QUALCOMM, Inc.	40,180
54	Silicon Laboratories, Inc.(a)	8,054
94	Synaptics, Inc.(a)	8,489
93	Texas Instruments, Inc.	16,740
58	Universal Display Corp.	8,461
105	Wolfspeed, Inc.(a)	6,920
		396,242
	Software — 5.2%
48	Adobe, Inc.(a)	26,216
41	ANSYS, Inc.(a)	14,026
289	Autodesk, Inc.(a)	61,265
26	Cadence Design Systems, Inc.(a)	6,084
207	Dynatrace, Inc.(a)	11,321
30	Intuit, Inc.	15,351
94	Manhattan Associates, Inc.(a)	17,918
658	Microsoft Corp.	221,036
1,049	Oracle Corp.	122,974
18	Palo Alto Networks, Inc.(a)	4,499
72	Qualys, Inc.(a)	9,994
37	Roper Technologies, Inc.	18,243
481	Salesforce, Inc.(a)	108,230
Shares	Description	Value (†)
	Software — continued
17	ServiceNow, Inc.(a)	$9,911
65	SPS Commerce, Inc.(a)	11,725
17	Synopsys, Inc.(a)	7,681
17	Tyler Technologies, Inc.(a)	6,743
270	Workday, Inc., Class A(a)	64,025
		737,242
	Specialized REITs — 0.2%
18	American Tower Corp.	3,426
37	Crown Castle, Inc.	4,007
8	Equinix, Inc.	6,479
89	Extra Space Storage, Inc.	12,491
162	VICI Properties, Inc.	5,100
103	Weyerhaeuser Co.	3,508
		35,011
	Specialty Retail — 0.6%
34	Asbury Automotive Group, Inc.(a)	7,670
71	Boot Barn Holdings, Inc.(a)	6,667
50	Dick's Sporting Goods, Inc.	7,050
53	Five Below, Inc.(a)	11,042
63	Home Depot, Inc.	21,032
32	Lithia Motors, Inc.	9,937
23	Ross Stores, Inc.	2,637
135	TJX Cos., Inc.	11,681
70	Williams-Sonoma, Inc.	9,705
		87,421
	Technology Hardware, Storage & Peripherals — 0.7%
503	Apple, Inc.	98,815
203	Hewlett Packard Enterprise Co.	3,528
117	HP, Inc.	3,841
		106,184
	Textiles, Apparel & Luxury Goods — 0.5%
64	Crocs, Inc.(a)	6,934
27	Deckers Outdoor Corp.(a)	14,680
155	NIKE, Inc., Class B	17,111
94	PVH Corp.	8,426
1,746	Under Armour, Inc., Class A(a)	14,073
879	Under Armour, Inc., Class C(a)	6,522
		67,746
	Trading Companies & Distributors — 0.2%
69	GATX Corp.	8,650
43	Watsco, Inc.	16,262
		24,912
	Water Utilities — 0.2%
109	American States Water Co.	9,637
40	American Water Works Co., Inc.	5,897
231	Essential Utilities, Inc.	9,769
		25,303
	Total Common Stocks (Identified Cost $7,406,291)	8,273,934

Principal Amount
Bonds and Notes — 3.9%
Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,715
See accompanying notes to financial statements.
| 86

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.1%
$5,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$4,815
2,000	Lear Corp., 4.250%, 5/15/2029	1,888
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,428
		10,131
	Banking — 0.6%
6,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	5,630
4,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	3,958
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,948
7,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	6,247
6,000	Citigroup, Inc., 4.600%, 3/09/2026	5,854
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,841
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,921
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,051
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,755
4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	3,554
2,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	1,909
5,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	4,644
6,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	5,895
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,881
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,953
4,000	State Street Corp., 2.400%, 1/24/2030	3,434
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,272
6,000	Truist Bank, 3.200%, 4/01/2024	5,896
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,777
		85,420
	Brokerage — 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,309
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,446
		7,755
	Building Materials — 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,561
7,000	Owens Corning, 3.950%, 8/15/2029	6,553
		10,114
	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,815
	Consumer Products — 0.0%
3,000	Procter & Gamble Co., 3.000%, 3/25/2030	2,763
	Diversified Manufacturing — 0.1%
5,000	Eaton Corp., 4.150%, 3/15/2033	4,734
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,610
		7,344
	Electric — 0.2%
3,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	2,637
5,000	Duke Energy Corp., 3.750%, 4/15/2024	4,936
6,000	Entergy Corp., 0.900%, 9/15/2025	5,434
4,000	Exelon Corp., 4.050%, 4/15/2030	3,740
6,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,985
Principal Amount	Description	Value (†)
	Electric — continued
$2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$1,624
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,719
		29,075
	Environmental — 0.0%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,128
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,954
		6,082
	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,732
4,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,519
		7,251
	Food & Beverage — 0.1%
6,000	Coca-Cola Co., 1.450%, 6/01/2027	5,362
5,000	General Mills, Inc., 4.000%, 4/17/2025	4,875
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,747
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,487
		16,471
	Government Owned - No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,491
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	9,202
		11,693
	Health Care REITs — 0.0%
4,000	Welltower OP LLC, 2.800%, 6/01/2031	3,313
	Health Insurance — 0.1%
5,000	Elevance Health, Inc., 4.101%, 3/01/2028	4,809
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,298
		9,107
	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	964
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,905
4,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	3,841
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,883
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,751
		11,344
	Integrated Energy — 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,756
4,000	Shell International Finance BV, 6.375%, 12/15/2038	4,494
		11,250
	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,027
5,000	Manulife Financial Corp., 3.703%, 3/16/2032	4,539
		6,566
	Mortgage Related — 0.9%
10,239	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	8,291
17,434	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	14,696
20,517	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	17,958
13,333	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	12,080
942	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	880
13,170	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	10,683
See accompanying notes to financial statements.
87 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$18,911	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	$15,973
18,961	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	16,678
12,749	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	11,573
5,460	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(c)	5,107
437	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(c)	425
4,694	Government National Mortgage Association, 3.000%, 6/20/2052	4,175
4,960	Government National Mortgage Association, 5.500%, 4/20/2053	4,930
		123,449
	Natural Gas — 0.1%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,077
	Office REITs — 0.1%
3,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	2,874
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,706
4,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	2,958
		8,538
	Other REITs — 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	3,101
	Pharmaceuticals — 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	4,844
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,652
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,728
2,000	Merck & Co., Inc., 1.450%, 6/24/2030	1,623
		11,847
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,756
	Railroads — 0.0%
7,000	CSX Corp., 2.600%, 11/01/2026	6,495
	Restaurants — 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,232
	Retail REITs — 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,852
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,539
		3,391
	Retailers — 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,719
6,000	TJX Cos., Inc., 1.150%, 5/15/2028	5,155
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,898
		10,772
	Technology — 0.2%
5,000	Apple, Inc., 2.500%, 2/09/2025	4,815
2,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	1,817
4,000	Intel Corp., 2.450%, 11/15/2029	3,506
5,000	International Business Machines Corp., 4.000%, 6/20/2042	4,223
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,616
5,000	Oracle Corp., 2.950%, 5/15/2025	4,789
6,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,716
		27,482
	Treasuries — 0.6%
10,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,452
Principal Amount	Description	Value (†)
	Treasuries — continued
$7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	$5,282
6,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,497
15,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	12,045
16,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	13,196
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	7,381
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	9,045
34,000	U.S. Treasury Notes, 0.375%, 11/30/2025	30,763
		87,661
	Utility Other — 0.0%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,208
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,245
	Wirelines — 0.0%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,414
5,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	5,039
		6,453
	Total Bonds and Notes (Identified Cost $603,958)	553,916

Shares
Exchange-Traded Funds — 9.0%
17,045	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,259,752)	1,274,284

Mutual Funds — 14.2%
57,698	WCM Focused Emerging Markets Fund, Institutional Class	769,115
55,418	WCM Focused International Growth Fund, Institutional Class	1,253,011
	Total Mutual Funds (Identified Cost $2,215,759)	2,022,126

Affiliated Mutual Funds — 10.4%
979	Loomis Sayles Inflation Protected Securities Fund, Class N	9,424
25,310	Mirova Global Green Bond Fund, Class N	209,317
104,524	Mirova International Sustainable Equity Fund, Class N	1,254,286
	Total Affiliated Mutual Funds (Identified Cost $1,580,913)	1,473,027
See accompanying notes to financial statements.
| 88

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.7%
$514,489	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $514,525 on 8/01/2023 collateralized by $505,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $525,089 including accrued interest (Note 2 of Notes to Financial Statements)	$514,489
4,000	U.S. Treasury Bills, 5.151%, 8/08/2023(e)	3,996
	Total Short-Term Investments (Identified Cost $518,485)	518,485
	Total Investments — 99.4% (Identified Cost $13,585,158)	14,115,772
	Other assets less liabilities — 0.6%	86,966
	Net Assets — 100.0%	$14,202,738

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $4,572 or less than 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	90.2%
Fixed Income	5.5
Short-Term Investments	3.7
Total Investments	99.4
Other assets less liabilities	0.6
Net Assets	100.0%
See accompanying notes to financial statements.
89 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 59.0% of Net Assets
	Aerospace & Defense — 1.2%
143	AAR Corp.(a)	$8,551
371	Boeing Co.(a)	88,613
30	L3Harris Technologies, Inc.	5,685
26	Lockheed Martin Corp.	11,606
59	Moog, Inc., Class A	6,221
95	RTX Corp.	8,353
		129,029
	Air Freight & Logistics — 0.5%
206	Expeditors International of Washington, Inc.	26,224
22	FedEx Corp.	5,939
117	GXO Logistics, Inc.(a)	7,847
59	United Parcel Service, Inc., Class B	11,041
		51,051
	Automobile Components — 0.8%
31	Aptiv PLC(a)	3,394
518	BorgWarner, Inc.	24,087
397	Dana, Inc.	7,535
327	Magna International, Inc.	21,036
352	Mobileye Global, Inc., Class A(a)	13,439
103	Phinia, Inc.(a)	2,922
54	Visteon Corp.(a)	8,321
		80,734
	Automobiles — 1.3%
1,213	General Motors Co.	46,543
334	Tesla, Inc.(a)	89,321
55	Thor Industries, Inc.	6,352
		142,216
	Banks — 3.1%
247	Ameris Bancorp	10,782
1,454	Bank of America Corp.	46,528
699	Citigroup, Inc.	33,314
90	Citizens Financial Group, Inc.	2,903
176	East West Bancorp, Inc.	10,949
16	First Citizens BancShares, Inc., Class A	22,901
446	First Financial Bancorp	10,298
1,121	FNB Corp.	14,338
908	Fulton Financial Corp.	12,985
244	International Bancshares Corp.	12,112
234	JPMorgan Chase & Co.	36,963
80	PNC Financial Services Group, Inc.	10,951
128	Regions Financial Corp.	2,607
941	Truist Financial Corp.	31,260
386	Trustmark Corp.	10,136
124	U.S. Bancorp	4,920
235	Webster Financial Corp.	11,120
960	Wells Fargo & Co.	44,314
		329,381
	Beverages — 0.9%
45	Boston Beer Co., Inc., Class A(a)	16,715
157	Coca-Cola Co.	9,723
141	Keurig Dr Pepper, Inc.	4,795
1,063	Monster Beverage Corp.(a)	61,112
28	PepsiCo, Inc.	5,249
		97,594
	Biotechnology — 1.2%
48	AbbVie, Inc.	7,180
188	Alnylam Pharmaceuticals, Inc.(a)	36,735
Shares	Description	Value (†)
	Biotechnology — continued
11	Biogen, Inc.(a)	$2,972
212	CRISPR Therapeutics AG(a)	12,154
74	Gilead Sciences, Inc.	5,634
120	Halozyme Therapeutics, Inc.(a)	5,155
52	Incyte Corp.(a)	3,313
68	Neurocrine Biosciences, Inc.(a)	6,929
47	Regeneron Pharmaceuticals, Inc.(a)	34,870
20	United Therapeutics Corp.(a)	4,854
8	Vertex Pharmaceuticals, Inc.(a)	2,819
		122,615
	Broadline Retail — 2.2%
170	Alibaba Group Holding Ltd., ADR(a)	17,367
1,419	Amazon.com, Inc.(a)	189,692
471	eBay, Inc.	20,964
268	Macy's, Inc.	4,446
		232,469
	Building Products — 1.0%
81	Builders FirstSource, Inc.(a)	11,699
39	Carlisle Cos., Inc.	10,811
74	Carrier Global Corp.	4,407
315	Fortune Brands Innovations, Inc.	22,387
30	Lennox International, Inc.	11,023
438	Masco Corp.	26,578
91	Owens Corning	12,739
76	Trex Co., Inc.(a)	5,254
		104,898
	Capital Markets — 3.5%
685	Bank of New York Mellon Corp.	31,072
8	BlackRock, Inc.	5,911
31	Cboe Global Markets, Inc.	4,330
613	Charles Schwab Corp.	40,519
49	CME Group, Inc.	9,749
52	FactSet Research Systems, Inc.	22,622
93	Goldman Sachs Group, Inc.	33,096
401	Intercontinental Exchange, Inc.	46,035
201	Janus Henderson Group PLC	5,899
754	KKR & Co., Inc.	44,773
50	Moody's Corp.	17,637
67	Morgan Stanley	6,135
43	MSCI, Inc.	23,567
25	Northern Trust Corp.	2,003
35	S&P Global, Inc.	13,808
324	SEI Investments Co.	20,409
442	State Street Corp.	32,018
23	T. Rowe Price Group, Inc.	2,835
38	Virtus Investment Partners, Inc.	7,818
		370,236
	Chemicals — 0.7%
9	Air Products & Chemicals, Inc.	2,748
135	Celanese Corp.	16,928
33	DuPont de Nemours, Inc.	2,562
21	Ecolab, Inc.	3,846
106	HB Fuller Co.	7,847
76	Innospec, Inc.	8,143
39	Linde PLC	15,236
146	Livent Corp.(a)	3,594
93	Minerals Technologies, Inc.	5,706
See accompanying notes to financial statements.
| 90

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
15	Sherwin-Williams Co.	$4,147
53	Stepan Co.	5,078
		75,835
	Commercial Services & Supplies — 0.1%
54	MSA Safety, Inc.	8,964
18	Waste Management, Inc.	2,948
		11,912
	Communications Equipment — 0.3%
133	Ciena Corp.(a)	5,613
297	Cisco Systems, Inc.	15,456
42	F5, Inc.(a)	6,646
71	Lumentum Holdings, Inc.(a)	3,717
14	Motorola Solutions, Inc.	4,013
		35,445
	Construction & Engineering — 0.2%
186	AECOM	16,182
	Construction Materials — 0.2%
22	Martin Marietta Materials, Inc.	9,822
50	Vulcan Materials Co.	11,025
		20,847
	Consumer Finance — 1.2%
1,181	Ally Financial, Inc.	36,068
184	American Express Co.	31,074
469	Capital One Financial Corp.	54,882
71	Synchrony Financial	2,452
		124,476
	Consumer Staples Distribution & Retail — 0.8%
110	BJ's Wholesale Club Holdings, Inc.(a)	7,294
23	Costco Wholesale Corp.	12,895
623	Kroger Co.	30,303
179	Sprouts Farmers Market, Inc.(a)	7,026
43	Target Corp.	5,868
107	Walmart, Inc.	17,105
		80,491
	Containers & Packaging — 0.1%
24	Ball Corp.	1,408
176	Sonoco Products Co.	10,321
		11,729
	Distributors — 0.0%
28	Genuine Parts Co.	4,360
	Diversified Consumer Services — 0.2%
66	Grand Canyon Education, Inc.(a)	7,164
132	Service Corp. International	8,798
		15,962
	Diversified REITs — 0.1%
438	American Assets Trust, Inc.	9,855
	Diversified Telecommunication Services — 0.3%
801	AT&T, Inc.	11,630
105	Iridium Communications, Inc.	5,518
550	Verizon Communications, Inc.	18,744
		35,892
	Electric Utilities — 0.4%
139	American Electric Power Co., Inc.	11,779
169	Eversource Energy	12,224
84	Exelon Corp.	3,516
Shares	Description	Value (†)
	Electric Utilities — continued
105	FirstEnergy Corp.	$4,136
74	IDACORP, Inc.	7,608
		39,263
	Electrical Equipment — 0.5%
73	Eaton Corp. PLC	14,988
96	Emerson Electric Co.	8,770
50	Hubbell, Inc.	15,600
59	Regal Rexnord Corp.	9,215
18	Rockwell Automation, Inc.	6,053
		54,626
	Electronic Equipment, Instruments & Components — 1.0%
85	Advanced Energy Industries, Inc.	10,640
49	Amphenol Corp., Class A	4,327
221	Avnet, Inc.	10,719
139	Cognex Corp.	7,592
42	Corning, Inc.	1,426
130	Jabil, Inc.	14,387
29	Keysight Technologies, Inc.(a)	4,671
569	Knowles Corp.(a)	10,396
27	Littelfuse, Inc.	8,224
154	TE Connectivity Ltd.	22,097
12	Teledyne Technologies, Inc.(a)	4,614
10	Zebra Technologies Corp., Class A(a)	3,080
		102,173
	Energy Equipment & Services — 0.2%
233	ChampionX Corp.	8,295
500	NOV, Inc.	10,040
76	Schlumberger NV	4,434
		22,769
	Entertainment — 1.7%
152	Activision Blizzard, Inc.(a)	14,099
45	Electronic Arts, Inc.	6,136
149	Netflix, Inc.(a)	65,406
41	Take-Two Interactive Software, Inc.(a)	6,271
702	Walt Disney Co.(a)	62,401
2,065	Warner Bros Discovery, Inc.(a)	26,990
		181,303
	Financial Services — 2.1%
250	Block, Inc.(a)	20,133
247	Fiserv, Inc.(a)	31,174
20	FleetCor Technologies, Inc.(a)	4,978
189	Global Payments, Inc.	20,837
17	Jack Henry & Associates, Inc.	2,849
19	Mastercard, Inc., Class A	7,491
842	MGIC Investment Corp.	14,095
309	PayPal Holdings, Inc.(a)	23,428
317	Visa, Inc., Class A	75,361
199	Voya Financial, Inc.	14,778
38	WEX, Inc.(a)	7,195
		222,319
	Food Products — 0.7%
99	Campbell Soup Co.	4,536
148	Conagra Brands, Inc.	4,856
101	Darling Ingredients, Inc.(a)	6,994
77	General Mills, Inc.	5,755
26	Hershey Co.	6,014
154	Hormel Foods Corp.	6,296
72	Ingredion, Inc.	8,011
See accompanying notes to financial statements.
91 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
30	J.M. Smucker Co.	$4,519
105	Kellogg Co.	7,023
105	Kraft Heinz Co.	3,799
72	McCormick & Co., Inc.	6,443
196	Mondelez International, Inc., Class A	14,529
		78,775
	Gas Utilities — 0.2%
60	Atmos Energy Corp.	7,303
199	New Jersey Resources Corp.	8,895
82	ONE Gas, Inc.	6,489
		22,687
	Ground Transportation — 0.4%
242	CSX Corp.	8,063
18	J.B. Hunt Transport Services, Inc.	3,671
40	Norfolk Southern Corp.	9,344
53	Ryder System, Inc.	5,414
26	Saia, Inc.(a)	11,002
26	Union Pacific Corp.	6,032
		43,526
	Health Care Equipment & Supplies — 1.1%
93	Abbott Laboratories	10,354
10	Align Technology, Inc.(a)	3,779
113	Baxter International, Inc.	5,111
35	Becton Dickinson & Co.	9,752
9	Cooper Cos., Inc.	3,521
42	Edwards Lifesciences Corp.(a)	3,447
20	GE HealthCare Technologies, Inc.	1,560
79	Globus Medical, Inc., Class A(a)	4,761
60	Haemonetics Corp.(a)	5,534
71	Intuitive Surgical, Inc.(a)	23,033
132	LeMaitre Vascular, Inc.	8,346
133	Medtronic PLC	11,672
28	Penumbra, Inc.(a)	8,494
23	Shockwave Medical, Inc.(a)	5,994
17	Stryker Corp.	4,818
7	Teleflex, Inc.	1,758
		111,934
	Health Care Providers & Services — 1.2%
113	Acadia Healthcare Co., Inc.(a)	8,930
58	Cardinal Health, Inc.	5,305
32	Centene Corp.(a)	2,179
18	Chemed Corp.	9,380
36	Cigna Group	10,624
228	CVS Health Corp.	17,029
12	Elevance Health, Inc.	5,659
71	Encompass Health Corp.	4,688
68	HCA Healthcare, Inc.	18,551
54	Henry Schein, Inc.(a)	4,255
6	Humana, Inc.	2,741
15	Laboratory Corp. of America Holdings	3,209
9	McKesson Corp.	3,622
198	Select Medical Holdings Corp.	5,942
104	Tenet Healthcare Corp.(a)	7,772
29	UnitedHealth Group, Inc.	14,685
		124,571
	Health Care REITs — 0.1%
507	Physicians Realty Trust	7,473
Shares	Description	Value (†)
	Health Care Technology — 0.5%
791	Doximity, Inc., Class A(a)	$28,263
120	Veeva Systems, Inc., Class A(a)	24,506
		52,769
	Hotel & Resort REITs — 0.0%
122	Host Hotels & Resorts, Inc.	2,245
	Hotels, Restaurants & Leisure — 1.9%
249	Aramark	10,052
17	Booking Holdings, Inc.(a)	50,504
3	Chipotle Mexican Grill, Inc.(a)	5,887
91	Hilton Worldwide Holdings, Inc.	14,149
80	Marriott Vacations Worldwide Corp.	10,281
55	McDonald's Corp.	16,126
131	Norwegian Cruise Line Holdings Ltd.(a)	2,891
374	Starbucks Corp.	37,987
184	Travel & Leisure Co.	7,494
31	Wingstop, Inc.	5,226
350	Yum China Holdings, Inc.	21,357
146	Yum! Brands, Inc.	20,100
		202,054
	Household Durables — 0.6%
36	DR Horton, Inc.	4,573
220	KB Home	11,873
86	Meritage Homes Corp.	12,810
280	PulteGroup, Inc.	23,629
226	Taylor Morrison Home Corp.(a)	10,943
		63,828
	Household Products — 0.5%
88	Church & Dwight Co., Inc.	8,419
45	Colgate-Palmolive Co.	3,432
271	Energizer Holdings, Inc.	9,675
189	Procter & Gamble Co.	29,540
		51,066
	Independent Power & Renewable Electricity Producers — 0.1%
377	AES Corp.	8,155
	Industrial Conglomerates — 0.4%
28	3M Co.	3,122
151	General Electric Co.	17,250
87	Honeywell International, Inc.	16,890
		37,262
	Industrial REITs — 0.1%
53	Prologis, Inc.	6,612
	Insurance — 1.5%
26	Allstate Corp.	2,930
539	American International Group, Inc.	32,491
79	Arch Capital Group Ltd.(a)	6,137
25	Assurant, Inc.	3,363
38	Chubb Ltd.	7,768
126	First American Financial Corp.	7,986
76	Hanover Insurance Group, Inc.	8,624
86	Hartford Financial Services Group, Inc.	6,182
34	Marsh & McLennan Cos., Inc.	6,406
64	Prudential Financial, Inc.	6,175
156	Reinsurance Group of America, Inc.	21,895
110	Selective Insurance Group, Inc.	11,351
63	Travelers Cos., Inc.	10,874
129	Willis Towers Watson PLC	27,262
		159,444
See accompanying notes to financial statements.
| 92

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 3.4%
546	Alphabet, Inc., Class A(a)	$72,465
847	Alphabet, Inc., Class C(a)	112,744
446	Meta Platforms, Inc., Class A(a)	142,096
626	Pinterest, Inc., Class A(a)	18,148
206	Yelp, Inc.(a)	9,280
305	ZoomInfo Technologies, Inc.(a)	7,799
		362,532
	IT Services — 0.5%
44	Accenture PLC, Class A	13,919
117	Cognizant Technology Solutions Corp., Class A	7,726
36	International Business Machines Corp.	5,191
342	Shopify, Inc., Class A(a)	23,112
11	VeriSign, Inc.(a)	2,320
		52,268
	Leisure Products — 0.1%
383	Mattel, Inc.(a)	8,158
141	YETI Holdings, Inc.(a)	6,007
		14,165
	Life Sciences Tools & Services — 0.8%
27	Agilent Technologies, Inc.	3,288
60	Danaher Corp.	15,304
15	Fortrea Holdings, Inc.(a)	479
144	Illumina, Inc.(a)	27,670
69	IQVIA Holdings, Inc.(a)	15,439
41	Repligen Corp.(a)	7,034
15	Thermo Fisher Scientific, Inc.	8,230
7	West Pharmaceutical Services, Inc.	2,576
		80,020
	Machinery — 1.4%
55	AGCO Corp.	7,320
20	Caterpillar, Inc.	5,303
8	Cummins, Inc.	2,086
27	Deere & Co.	11,599
50	Dover Corp.	7,299
75	Fortive Corp.	5,876
205	Graco, Inc.	16,263
16	Illinois Tool Works, Inc.	4,213
122	ITT, Inc.	12,151
99	Oshkosh Corp.	9,115
52	PACCAR, Inc.	4,479
72	Parker-Hannifin Corp.	29,521
143	SPX Technologies, Inc.(a)	12,099
125	Terex Corp.	7,329
107	Toro Co.	10,877
		145,530
	Media — 1.1%
6	Cable One, Inc.	4,344
79	Charter Communications, Inc., Class A(a)	32,010
844	Comcast Corp., Class A	38,199
261	Interpublic Group of Cos., Inc.	8,934
174	Liberty Broadband Corp., Class C(a)	15,508
138	New York Times Co., Class A	5,625
106	Omnicom Group, Inc.	8,970
135	Paramount Global, Class B	2,164
		115,754
	Metals & Mining — 0.3%
134	Alcoa Corp.	4,850
425	Cleveland-Cliffs, Inc.(a)	7,501
Shares	Description	Value (†)
	Metals & Mining — continued
122	Commercial Metals Co.	$6,981
46	Newmont Corp.	1,974
38	Reliance Steel & Aluminum Co.	11,129
		32,435
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
442	Invesco Mortgage Capital, Inc.	5,308
362	KKR Real Estate Finance Trust, Inc.	4,511
		9,819
	Multi-Utilities — 0.1%
91	Consolidated Edison, Inc.	8,632
35	DTE Energy Co.	4,001
22	WEC Energy Group, Inc.	1,977
		14,610
	Office REITs — 0.5%
881	Brandywine Realty Trust	4,449
439	Corporate Office Properties Trust	11,414
299	Douglas Emmett, Inc.	4,395
406	Easterly Government Properties, Inc.	5,993
481	Highwoods Properties, Inc.	12,155
450	Kilroy Realty Corp.	16,065
		54,471
	Oil, Gas & Consumable Fuels — 2.1%
609	Antero Midstream Corp.	7,272
171	Antero Resources Corp.(a)	4,574
740	APA Corp.	29,963
56	Chevron Corp.	9,165
400	CNX Resources Corp.(a)	8,160
439	ConocoPhillips	51,679
319	EOG Resources, Inc.	42,277
130	Exxon Mobil Corp.	13,941
30	Hess Corp.	4,552
125	HF Sinclair Corp.	6,511
429	Kinder Morgan, Inc.	7,598
79	ONEOK, Inc.	5,296
59	Phillips 66	6,581
218	Range Resources Corp.	6,852
826	Southwestern Energy Co.(a)	5,353
30	Valero Energy Corp.	3,867
158	Williams Cos., Inc.	5,443
		219,084
	Passenger Airlines — 0.2%
184	Alaska Air Group, Inc.(a)	8,948
228	Delta Air Lines, Inc.	10,547
617	JetBlue Airways Corp.(a)	4,794
		24,289
	Personal Care Products — 0.0%
15	Estee Lauder Cos., Inc., Class A	2,700
	Pharmaceuticals — 1.3%
118	Bristol-Myers Squibb Co.	7,339
24	Eli Lilly & Co.	10,909
54	Jazz Pharmaceuticals PLC(a)	7,043
163	Johnson & Johnson	27,307
120	Merck & Co., Inc.	12,798
131	Novartis AG, ADR	13,742
134	Novo Nordisk AS, ADR	21,587
126	Perrigo Co. PLC	4,617
199	Pfizer, Inc.	7,176
See accompanying notes to financial statements.
93 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
397	Roche Holding AG, ADR	$15,364
57	Zoetis, Inc.	10,721
		138,603
	Professional Services — 0.5%
19	Automatic Data Processing, Inc.	4,698
27	Ceridian HCM Holding, Inc.(a)	1,912
50	Concentrix Corp.	4,162
79	Equifax, Inc.	16,122
74	Exponent, Inc.	6,629
100	Korn Ferry	5,268
37	Leidos Holdings, Inc.	3,461
20	Paychex, Inc.	2,509
41	Paylocity Holding Corp.(a)	9,301
		54,062
	Real Estate Management & Development — 0.4%
461	CBRE Group, Inc., Class A(a)	38,406
51	Jones Lang LaSalle, Inc.(a)	8,494
		46,900
	Residential REITs — 0.1%
28	AvalonBay Communities, Inc.	5,282
45	Camden Property Trust	4,909
		10,191
	Retail REITs — 0.3%
723	Brixmor Property Group, Inc.	16,441
246	NNN REIT, Inc.	10,499
25	Simon Property Group, Inc.	3,115
		30,055
	Semiconductors & Semiconductor Equipment — 2.9%
105	Advanced Micro Devices, Inc.(a)	12,012
62	Analog Devices, Inc.	12,371
21	Broadcom, Inc.	18,872
12	First Solar, Inc.(a)	2,489
371	Intel Corp.	13,271
134	Lattice Semiconductor Corp.(a)	12,186
60	Micron Technology, Inc.	4,283
330	NVIDIA Corp.	154,206
40	Qorvo, Inc.(a)	4,401
227	QUALCOMM, Inc.	30,002
40	Silicon Laboratories, Inc.(a)	5,965
69	Synaptics, Inc.(a)	6,231
72	Texas Instruments, Inc.	12,960
43	Universal Display Corp.	6,273
74	Wolfspeed, Inc.(a)	4,877
		300,399
	Software — 5.3%
36	Adobe, Inc.(a)	19,662
31	ANSYS, Inc.(a)	10,605
216	Autodesk, Inc.(a)	45,790
21	Cadence Design Systems, Inc.(a)	4,914
152	Dynatrace, Inc.(a)	8,313
23	Intuit, Inc.	11,769
64	Manhattan Associates, Inc.(a)	12,200
496	Microsoft Corp.	166,616
789	Oracle Corp.	92,495
13	Palo Alto Networks, Inc.(a)	3,250
54	Qualys, Inc.(a)	7,495
28	Roper Technologies, Inc.	13,805
361	Salesforce, Inc.(a)	81,229
Shares	Description	Value (†)
	Software — continued
13	ServiceNow, Inc.(a)	$7,579
48	SPS Commerce, Inc.(a)	8,659
13	Synopsys, Inc.(a)	5,873
14	Tyler Technologies, Inc.(a)	5,553
203	Workday, Inc., Class A(a)	48,137
		553,944
	Specialized REITs — 0.2%
13	American Tower Corp.	2,474
26	Crown Castle, Inc.	2,816
5	Equinix, Inc.	4,050
58	Extra Space Storage, Inc.	8,119
126	VICI Properties, Inc.	3,966
77	Weyerhaeuser Co.	2,623
		24,048
	Specialty Retail — 0.6%
24	Asbury Automotive Group, Inc.(a)	5,415
53	Boot Barn Holdings, Inc.(a)	4,977
38	Dick's Sporting Goods, Inc.	5,358
39	Five Below, Inc.(a)	8,125
48	Home Depot, Inc.	16,024
23	Lithia Motors, Inc.	7,142
16	Ross Stores, Inc.	1,834
105	TJX Cos., Inc.	9,086
52	Williams-Sonoma, Inc.	7,209
		65,170
	Technology Hardware, Storage & Peripherals — 0.8%
386	Apple, Inc.	75,830
153	Hewlett Packard Enterprise Co.	2,659
97	HP, Inc.	3,184
		81,673
	Textiles, Apparel & Luxury Goods — 0.5%
48	Crocs, Inc.(a)	5,201
19	Deckers Outdoor Corp.(a)	10,330
119	NIKE, Inc., Class B	13,136
71	PVH Corp.	6,365
1,305	Under Armour, Inc., Class A(a)	10,518
616	Under Armour, Inc., Class C(a)	4,571
		50,121
	Trading Companies & Distributors — 0.2%
51	GATX Corp.	6,394
38	Watsco, Inc.	14,371
		20,765
	Water Utilities — 0.2%
78	American States Water Co.	6,896
21	American Water Works Co., Inc.	3,096
165	Essential Utilities, Inc.	6,978
		16,970
	Total Common Stocks (Identified Cost $5,477,273)	6,218,641

Principal Amount
Bonds and Notes — 3.8%
Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,715
See accompanying notes to financial statements.
| 94

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$3,852
2,000	Lear Corp., 4.250%, 5/15/2029	1,888
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,572
		8,312
	Banking — 0.6%
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,691
2,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	1,979
1,000	Bank of Nova Scotia, 3.400%, 2/11/2024	987
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,462
3,000	Citigroup, Inc., 4.600%, 3/09/2026	2,927
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,841
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,906
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,246
2,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	1,777
2,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	1,909
4,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	3,715
3,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	2,948
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,881
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	976
3,000	State Street Corp., 2.400%, 1/24/2030	2,576
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,454
5,000	Truist Bank, 3.200%, 4/01/2024	4,913
4,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,822
		62,010
	Brokerage — 0.1%
4,000	BlackRock, Inc., 2.400%, 4/30/2030	3,447
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,447
		6,894
	Building Materials — 0.1%
2,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	1,781
4,000	Owens Corning, 3.950%, 8/15/2029	3,744
		5,525
	Consumer Products — 0.0%
3,000	Procter & Gamble Co., 3.000%, 3/25/2030	2,763
	Diversified Manufacturing — 0.1%
5,000	Eaton Corp., 4.150%, 3/15/2033	4,734
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,740
		6,474
	Electric — 0.2%
2,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	1,758
2,000	Duke Energy Corp., 3.750%, 4/15/2024	1,974
5,000	Entergy Corp., 0.900%, 9/15/2025	4,528
4,000	Exelon Corp., 4.050%, 4/15/2030	3,740
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,324
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	908
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,813
		20,045
Principal Amount	Description	Value (†)
	Environmental — 0.0%
$2,000	Republic Services, Inc., 1.450%, 2/15/2031	$1,564
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,477
		3,041
	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,866
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,639
		4,505
	Food & Beverage — 0.1%
5,000	Coca-Cola Co., 1.450%, 6/01/2027	4,468
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,900
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,747
4,000	PepsiCo, Inc., 2.750%, 3/19/2030	3,590
		13,705
	Government Owned - No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,491
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,051
		10,542
	Health Care REITs — 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	828
	Health Insurance — 0.1%
3,000	Elevance Health, Inc., 4.101%, 3/01/2028	2,885
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,224
		6,109
	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	964
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,937
3,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	2,881
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	941
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,751
		8,474
	Integrated Energy — 0.1%
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	3,861
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,247
		6,108
	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,027
2,000	Manulife Financial Corp., 3.703%, 3/16/2032	1,816
		3,843
	Mortgage Related — 0.9%
7,447	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	6,030
11,940	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	10,065
15,785	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	13,817
12,212	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	11,065
942	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	880
9,626	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	7,808
15,560	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(b)	13,142
12,994	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	11,428
5,704	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	5,184
See accompanying notes to financial statements.
95 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,057	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	$2,856
316	Federal National Mortgage Association, 4.500%, 5/01/2049	307
4,695	Government National Mortgage Association, 3.000%, 6/20/2052	4,175
3,968	Government National Mortgage Association, 5.500%, 4/20/2053	3,944
		90,701
	Natural Gas — 0.0%
5,000	NiSource, Inc., 0.950%, 8/15/2025	4,581
	Office REITs — 0.1%
4,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	3,832
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,804
3,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	2,218
		7,854
	Other REITs — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,326
	Pharmaceuticals — 0.1%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	3,875
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,478
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,660
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,435
1,000	Viatris, Inc., 3.850%, 6/22/2040	711
		14,159
	Railroads — 0.0%
4,000	CSX Corp., 2.600%, 11/01/2026	3,711
	Restaurants — 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	3,385
	Retail REITs — 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,539
	Retailers — 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,719
5,000	TJX Cos., Inc., 1.150%, 5/15/2028	4,296
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,898
		9,913
	Technology — 0.2%
4,000	Apple, Inc., 2.500%, 2/09/2025	3,852
2,000	Broadcom, Inc., 4.926%, 5/15/2037(c)	1,817
3,000	Intel Corp., 2.450%, 11/15/2029	2,629
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,534
3,000	NVIDIA Corp., 2.850%, 4/01/2030	2,712
4,000	Oracle Corp., 2.950%, 5/15/2025	3,832
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,144
		20,520
	Treasuries — 0.6%
7,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	3,816
5,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	3,772
4,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	2,998
10,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	8,030
12,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	9,897
6,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	4,921
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	6,578
23,000	U.S. Treasury Notes, 0.375%, 11/30/2025	20,811
		60,823
Principal Amount	Description	Value (†)
	Utility Other — 0.0%
$5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$4,010
	Wireless — 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,123
	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,413
4,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 6.421%, 5/15/2025(d)	4,032
		5,445
	Total Bonds and Notes (Identified Cost $435,396)	402,983

Shares
Exchange-Traded Funds — 9.2%
12,898	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $944,639)	964,254

Mutual Funds — 14.5%
43,654	WCM Focused Emerging Markets Fund, Institutional Class	581,914
41,771	WCM Focused International Growth Fund, Institutional Class	944,430
	Total Mutual Funds (Identified Cost $1,633,026)	1,526,344

Affiliated Mutual Funds — 10.5%
19,001	Mirova Global Green Bond Fund, Class N	157,139
78,764	Mirova International Sustainable Equity Fund, Class N	945,161
	Total Affiliated Mutual Funds (Identified Cost $1,163,430)	1,102,300

Principal Amount
Short-Term Investments — 3.7%
$384,279	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $384,306 on 8/01/2023 collateralized by $377,100 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $392,101 including accrued interest (Note 2 of Notes to Financial Statements)	384,279
6,000	U.S. Treasury Bills, 5.151%, 8/08/2023(e)	5,994
	Total Short-Term Investments (Identified Cost $390,273)	390,273
	Total Investments — 100.7% (Identified Cost $10,044,037)	10,604,795
	Other assets less liabilities — (0.7)%	(70,284)
	Net Assets — 100.0%	$10,534,511

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 96

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2060 Fund (continued)
(a)	Non-income producing security.
(b)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $1,817 or less than 0.1% of net assets.

(d)	Variable rate security. Rate as of July 31, 2023 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	91.7%
Fixed Income	5.3
Short-Term Investments	3.7
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%
See accompanying notes to financial statements.
97 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)
Common Stocks — 61.4% of Net Assets
	Aerospace & Defense — 1.4%
47	AAR Corp.(a)	$2,811
120	Boeing Co.(a)	28,662
8	L3Harris Technologies, Inc.	1,516
8	Lockheed Martin Corp.	3,571
17	Moog, Inc., Class A	1,792
26	RTX Corp.	2,286
		40,638
	Air Freight & Logistics — 0.5%
71	Expeditors International of Washington, Inc.	9,038
6	FedEx Corp.	1,620
41	GXO Logistics, Inc.(a)	2,750
17	United Parcel Service, Inc., Class B	3,181
		16,589
	Automobile Components — 0.8%
8	Aptiv PLC(a)	876
157	BorgWarner, Inc.	7,301
118	Dana, Inc.	2,240
97	Magna International, Inc.	6,240
117	Mobileye Global, Inc., Class A(a)	4,467
31	Phinia, Inc.(a)	879
14	Visteon Corp.(a)	2,157
		24,160
	Automobiles — 1.5%
355	General Motors Co.	13,621
108	Tesla, Inc.(a)	28,883
16	Thor Industries, Inc.	1,848
		44,352
	Banks — 3.2%
66	Ameris Bancorp	2,881
410	Bank of America Corp.	13,120
207	Citigroup, Inc.	9,866
31	Citizens Financial Group, Inc.	1,000
47	East West Bancorp, Inc.	2,924
5	First Citizens BancShares, Inc., Class A	7,156
119	First Financial Bancorp	2,748
364	FNB Corp.	4,656
254	Fulton Financial Corp.	3,632
68	International Bancshares Corp.	3,376
66	JPMorgan Chase & Co.	10,425
23	PNC Financial Services Group, Inc.	3,148
34	Regions Financial Corp.	693
268	Truist Financial Corp.	8,903
105	Trustmark Corp.	2,757
37	U.S. Bancorp	1,468
64	Webster Financial Corp.	3,028
282	Wells Fargo & Co.	13,017
		94,798
	Beverages — 1.0%
15	Boston Beer Co., Inc., Class A(a)	5,572
43	Coca-Cola Co.	2,663
38	Keurig Dr Pepper, Inc.	1,292
350	Monster Beverage Corp.(a)	20,121
8	PepsiCo, Inc.	1,500
		31,148
	Biotechnology — 1.3%
13	AbbVie, Inc.	1,944
62	Alnylam Pharmaceuticals, Inc.(a)	12,115
Shares	Description	Value (†)
	Biotechnology — continued
4	Biogen, Inc.(a)	$1,081
70	CRISPR Therapeutics AG(a)	4,013
20	Gilead Sciences, Inc.	1,523
41	Halozyme Therapeutics, Inc.(a)	1,761
15	Incyte Corp.(a)	956
20	Neurocrine Biosciences, Inc.(a)	2,038
15	Regeneron Pharmaceuticals, Inc.(a)	11,129
5	United Therapeutics Corp.(a)	1,213
2	Vertex Pharmaceuticals, Inc.(a)	705
		38,478
	Broadline Retail — 2.4%
56	Alibaba Group Holding Ltd., ADR(a)	5,721
430	Amazon.com, Inc.(a)	57,482
152	eBay, Inc.	6,766
78	Macy's, Inc.	1,294
		71,263
	Building Products — 1.0%
22	Builders FirstSource, Inc.(a)	3,177
11	Carlisle Cos., Inc.	3,049
21	Carrier Global Corp.	1,251
92	Fortune Brands Innovations, Inc.	6,538
8	Lennox International, Inc.	2,940
127	Masco Corp.	7,706
25	Owens Corning	3,500
21	Trex Co., Inc.(a)	1,452
		29,613
	Capital Markets — 3.6%
196	Bank of New York Mellon Corp.	8,891
2	BlackRock, Inc.	1,478
8	Cboe Global Markets, Inc.	1,117
177	Charles Schwab Corp.	11,700
14	CME Group, Inc.	2,785
17	FactSet Research Systems, Inc.	7,396
27	Goldman Sachs Group, Inc.	9,608
119	Intercontinental Exchange, Inc.	13,661
58	Janus Henderson Group PLC	1,702
223	KKR & Co., Inc.	13,242
15	Moody's Corp.	5,291
19	Morgan Stanley	1,740
14	MSCI, Inc.	7,673
7	Northern Trust Corp.	561
10	S&P Global, Inc.	3,945
107	SEI Investments Co.	6,740
127	State Street Corp.	9,200
7	T. Rowe Price Group, Inc.	863
10	Virtus Investment Partners, Inc.	2,057
		109,650
	Chemicals — 0.7%
3	Air Products & Chemicals, Inc.	916
40	Celanese Corp.	5,015
11	DuPont de Nemours, Inc.	854
6	Ecolab, Inc.	1,099
29	HB Fuller Co.	2,147
22	Innospec, Inc.	2,357
10	Linde PLC	3,907
35	Livent Corp.(a)	862
25	Minerals Technologies, Inc.	1,534
See accompanying notes to financial statements.
| 98

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2065 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
4	Sherwin-Williams Co.	$1,106
15	Stepan Co.	1,437
		21,234
	Commercial Services & Supplies — 0.1%
16	MSA Safety, Inc.	2,656
6	Waste Management, Inc.	983
		3,639
	Communications Equipment — 0.3%
38	Ciena Corp.(a)	1,604
87	Cisco Systems, Inc.	4,527
12	F5, Inc.(a)	1,899
21	Lumentum Holdings, Inc.(a)	1,100
4	Motorola Solutions, Inc.	1,146
		10,276
	Construction & Engineering — 0.2%
59	AECOM	5,133
	Construction Materials — 0.2%
6	Martin Marietta Materials, Inc.	2,679
14	Vulcan Materials Co.	3,087
		5,766
	Consumer Finance — 1.2%
346	Ally Financial, Inc.	10,567
55	American Express Co.	9,288
138	Capital One Financial Corp.	16,149
22	Synchrony Financial	760
		36,764
	Consumer Staples Distribution & Retail — 0.8%
30	BJ's Wholesale Club Holdings, Inc.(a)	1,989
7	Costco Wholesale Corp.	3,925
188	Kroger Co.	9,144
50	Sprouts Farmers Market, Inc.(a)	1,963
13	Target Corp.	1,774
30	Walmart, Inc.	4,796
		23,591
	Containers & Packaging — 0.1%
8	Ball Corp.	470
46	Sonoco Products Co.	2,697
		3,167
	Distributors — 0.0%
8	Genuine Parts Co.	1,246
	Diversified Consumer Services — 0.1%
17	Grand Canyon Education, Inc.(a)	1,845
37	Service Corp. International	2,466
		4,311
	Diversified REITs — 0.1%
119	American Assets Trust, Inc.	2,677
	Diversified Telecommunication Services — 0.4%
231	AT&T, Inc.	3,354
36	Iridium Communications, Inc.	1,892
170	Verizon Communications, Inc.	5,794
		11,040
	Electric Utilities — 0.4%
38	American Electric Power Co., Inc.	3,220
43	Eversource Energy	3,110
25	Exelon Corp.	1,047
Shares	Description	Value (†)
	Electric Utilities — continued
31	FirstEnergy Corp.	$1,221
21	IDACORP, Inc.	2,159
		10,757
	Electrical Equipment — 0.5%
20	Eaton Corp. PLC	4,106
28	Emerson Electric Co.	2,558
12	Hubbell, Inc.	3,744
16	Regal Rexnord Corp.	2,499
5	Rockwell Automation, Inc.	1,682
		14,589
	Electronic Equipment, Instruments & Components — 1.0%
28	Advanced Energy Industries, Inc.	3,505
13	Amphenol Corp., Class A	1,148
58	Avnet, Inc.	2,813
41	Cognex Corp.	2,239
15	Corning, Inc.	509
38	Jabil, Inc.	4,205
8	Keysight Technologies, Inc.(a)	1,289
126	Knowles Corp.(a)	2,302
8	Littelfuse, Inc.	2,437
45	TE Connectivity Ltd.	6,457
3	Teledyne Technologies, Inc.(a)	1,154
3	Zebra Technologies Corp., Class A(a)	924
		28,982
	Energy Equipment & Services — 0.2%
65	ChampionX Corp.	2,314
141	NOV, Inc.	2,831
21	Schlumberger NV	1,225
		6,370
	Entertainment — 1.9%
43	Activision Blizzard, Inc.(a)	3,989
13	Electronic Arts, Inc.	1,773
49	Netflix, Inc.(a)	21,510
12	Take-Two Interactive Software, Inc.(a)	1,835
223	Walt Disney Co.(a)	19,822
586	Warner Bros Discovery, Inc.(a)	7,659
		56,588
	Financial Services — 2.3%
83	Block, Inc.(a)	6,684
73	Fiserv, Inc.(a)	9,213
6	FleetCor Technologies, Inc.(a)	1,493
56	Global Payments, Inc.	6,174
5	Jack Henry & Associates, Inc.	838
5	Mastercard, Inc., Class A	1,971
236	MGIC Investment Corp.	3,951
99	PayPal Holdings, Inc.(a)	7,506
102	Visa, Inc., Class A	24,248
56	Voya Financial, Inc.	4,159
10	WEX, Inc.(a)	1,894
		68,131
	Food Products — 0.7%
27	Campbell Soup Co.	1,237
43	Conagra Brands, Inc.	1,411
27	Darling Ingredients, Inc.(a)	1,870
22	General Mills, Inc.	1,644
7	Hershey Co.	1,619
44	Hormel Foods Corp.	1,799
21	Ingredion, Inc.	2,336
See accompanying notes to financial statements.
99 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2065 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
8	J.M. Smucker Co.	$1,205
31	Kellogg Co.	2,074
29	Kraft Heinz Co.	1,049
20	McCormick & Co., Inc.	1,790
53	Mondelez International, Inc., Class A	3,929
		21,963
	Gas Utilities — 0.2%
18	Atmos Energy Corp.	2,191
55	New Jersey Resources Corp.	2,458
24	ONE Gas, Inc.	1,899
		6,548
	Ground Transportation — 0.4%
61	CSX Corp.	2,033
5	J.B. Hunt Transport Services, Inc.	1,020
11	Norfolk Southern Corp.	2,569
14	Ryder System, Inc.	1,430
7	Saia, Inc.(a)	2,962
7	Union Pacific Corp.	1,624
		11,638
	Health Care Equipment & Supplies — 1.1%
26	Abbott Laboratories	2,895
3	Align Technology, Inc.(a)	1,134
32	Baxter International, Inc.	1,447
10	Becton Dickinson & Co.	2,786
2	Cooper Cos., Inc.	782
13	Edwards Lifesciences Corp.(a)	1,067
6	GE HealthCare Technologies, Inc.	468
21	Globus Medical, Inc., Class A(a)	1,266
16	Haemonetics Corp.(a)	1,476
22	Intuitive Surgical, Inc.(a)	7,137
36	LeMaitre Vascular, Inc.	2,276
37	Medtronic PLC	3,247
9	Penumbra, Inc.(a)	2,730
6	Shockwave Medical, Inc.(a)	1,564
5	Stryker Corp.	1,417
2	Teleflex, Inc.	502
		32,194
	Health Care Providers & Services — 1.2%
29	Acadia Healthcare Co., Inc.(a)	2,292
17	Cardinal Health, Inc.	1,555
10	Centene Corp.(a)	681
6	Chemed Corp.	3,126
10	Cigna Group	2,951
67	CVS Health Corp.	5,004
3	Elevance Health, Inc.	1,415
19	Encompass Health Corp.	1,255
20	HCA Healthcare, Inc.	5,456
16	Henry Schein, Inc.(a)	1,261
2	Humana, Inc.	914
5	Laboratory Corp. of America Holdings	1,070
3	McKesson Corp.	1,207
57	Select Medical Holdings Corp.	1,710
29	Tenet Healthcare Corp.(a)	2,167
9	UnitedHealth Group, Inc.	4,557
		36,621
	Health Care REITs — 0.1%
133	Physicians Realty Trust	1,960
Shares	Description	Value (†)
	Health Care Technology — 0.6%
261	Doximity, Inc., Class A(a)	$9,325
40	Veeva Systems, Inc., Class A(a)	8,169
		17,494
	Hotel & Resort REITs — 0.0%
41	Host Hotels & Resorts, Inc.	754
	Hotels, Restaurants & Leisure — 2.0%
73	Aramark	2,947
5	Booking Holdings, Inc.(a)	14,854
1	Chipotle Mexican Grill, Inc.(a)	1,962
26	Hilton Worldwide Holdings, Inc.	4,043
22	Marriott Vacations Worldwide Corp.	2,827
14	McDonald's Corp.	4,105
37	Norwegian Cruise Line Holdings Ltd.(a)	816
119	Starbucks Corp.	12,087
52	Travel & Leisure Co.	2,118
8	Wingstop, Inc.	1,349
115	Yum China Holdings, Inc.	7,017
46	Yum! Brands, Inc.	6,333
		60,458
	Household Durables — 0.6%
11	DR Horton, Inc.	1,397
61	KB Home	3,292
19	Meritage Homes Corp.	2,830
83	PulteGroup, Inc.	7,004
63	Taylor Morrison Home Corp.(a)	3,051
		17,574
	Household Products — 0.5%
25	Church & Dwight Co., Inc.	2,392
15	Colgate-Palmolive Co.	1,144
72	Energizer Holdings, Inc.	2,570
51	Procter & Gamble Co.	7,971
		14,077
	Independent Power & Renewable Electricity Producers — 0.1%
114	AES Corp.	2,466
	Industrial Conglomerates — 0.3%
9	3M Co.	1,004
43	General Electric Co.	4,912
23	Honeywell International, Inc.	4,465
		10,381
	Industrial REITs — 0.1%
15	Prologis, Inc.	1,871
	Insurance — 1.5%
6	Allstate Corp.	676
152	American International Group, Inc.	9,162
23	Arch Capital Group Ltd.(a)	1,787
7	Assurant, Inc.	942
10	Chubb Ltd.	2,044
37	First American Financial Corp.	2,345
20	Hanover Insurance Group, Inc.	2,270
24	Hartford Financial Services Group, Inc.	1,725
9	Marsh & McLennan Cos., Inc.	1,696
17	Prudential Financial, Inc.	1,640
45	Reinsurance Group of America, Inc.	6,316
30	Selective Insurance Group, Inc.	3,096
18	Travelers Cos., Inc.	3,107
38	Willis Towers Watson PLC	8,030
		44,836
See accompanying notes to financial statements.
| 100

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2065 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — 3.8%
257	Alphabet, Inc., Class A(a)	$34,109
189	Alphabet, Inc., Class C(a)	25,158
145	Meta Platforms, Inc., Class A(a)	46,197
186	Pinterest, Inc., Class A(a)	5,392
54	Yelp, Inc.(a)	2,433
91	ZoomInfo Technologies, Inc.(a)	2,327
		115,616
	IT Services — 0.5%
12	Accenture PLC, Class A	3,796
36	Cognizant Technology Solutions Corp., Class A	2,377
9	International Business Machines Corp.	1,298
113	Shopify, Inc., Class A(a)	7,636
4	VeriSign, Inc.(a)	844
		15,951
	Leisure Products — 0.1%
99	Mattel, Inc.(a)	2,109
37	YETI Holdings, Inc.(a)	1,576
		3,685
	Life Sciences Tools & Services — 0.8%
8	Agilent Technologies, Inc.	974
18	Danaher Corp.	4,591
5	Fortrea Holdings, Inc.(a)	160
47	Illumina, Inc.(a)	9,031
21	IQVIA Holdings, Inc.(a)	4,699
11	Repligen Corp.(a)	1,887
5	Thermo Fisher Scientific, Inc.	2,744
2	West Pharmaceutical Services, Inc.	736
		24,822
	Machinery — 1.4%
15	AGCO Corp.	1,997
5	Caterpillar, Inc.	1,326
2	Cummins, Inc.	522
9	Deere & Co.	3,866
14	Dover Corp.	2,044
21	Fortive Corp.	1,645
57	Graco, Inc.	4,522
4	Illinois Tool Works, Inc.	1,053
34	ITT, Inc.	3,386
27	Oshkosh Corp.	2,486
16	PACCAR, Inc.	1,378
20	Parker-Hannifin Corp.	8,200
40	SPX Technologies, Inc.(a)	3,384
36	Terex Corp.	2,111
29	Toro Co.	2,948
		40,868
	Media — 1.1%
2	Cable One, Inc.	1,448
23	Charter Communications, Inc., Class A(a)	9,319
239	Comcast Corp., Class A	10,817
90	Interpublic Group of Cos., Inc.	3,081
51	Liberty Broadband Corp., Class C(a)	4,546
39	New York Times Co., Class A	1,590
31	Omnicom Group, Inc.	2,623
41	Paramount Global, Class B	657
		34,081
	Metals & Mining — 0.3%
38	Alcoa Corp.	1,375
117	Cleveland-Cliffs, Inc.(a)	2,065
Shares	Description	Value (†)
	Metals & Mining — continued
33	Commercial Metals Co.	$1,888
9	Newmont Corp.	386
11	Reliance Steel & Aluminum Co.	3,222
		8,936
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
124	Invesco Mortgage Capital, Inc.	1,489
90	KKR Real Estate Finance Trust, Inc.	1,122
		2,611
	Multi-Utilities — 0.1%
24	Consolidated Edison, Inc.	2,277
10	DTE Energy Co.	1,143
6	WEC Energy Group, Inc.	539
		3,959
	Office REITs — 0.5%
259	Brandywine Realty Trust	1,308
122	Corporate Office Properties Trust	3,172
85	Douglas Emmett, Inc.	1,249
113	Easterly Government Properties, Inc.	1,668
133	Highwoods Properties, Inc.	3,361
131	Kilroy Realty Corp.	4,677
		15,435
	Oil, Gas & Consumable Fuels — 2.1%
169	Antero Midstream Corp.	2,018
44	Antero Resources Corp.(a)	1,177
221	APA Corp.	8,948
16	Chevron Corp.	2,618
111	CNX Resources Corp.(a)	2,264
131	ConocoPhillips	15,421
96	EOG Resources, Inc.	12,723
37	Exxon Mobil Corp.	3,968
9	Hess Corp.	1,366
30	HF Sinclair Corp.	1,563
128	Kinder Morgan, Inc.	2,267
22	ONEOK, Inc.	1,475
17	Phillips 66	1,896
58	Range Resources Corp.	1,823
237	Southwestern Energy Co.(a)	1,536
8	Valero Energy Corp.	1,031
44	Williams Cos., Inc.	1,516
		63,610
	Passenger Airlines — 0.2%
52	Alaska Air Group, Inc.(a)	2,529
65	Delta Air Lines, Inc.	3,007
174	JetBlue Airways Corp.(a)	1,352
		6,888
	Personal Care Products — 0.0%
4	Estee Lauder Cos., Inc., Class A	720
	Pharmaceuticals — 1.4%
32	Bristol-Myers Squibb Co.	1,990
6	Eli Lilly & Co.	2,727
14	Jazz Pharmaceuticals PLC(a)	1,826
45	Johnson & Johnson	7,539
35	Merck & Co., Inc.	3,733
43	Novartis AG, ADR	4,511
44	Novo Nordisk AS, ADR	7,088
29	Perrigo Co. PLC	1,063
66	Pfizer, Inc.	2,380
See accompanying notes to financial statements.
101 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2065 Fund (continued)
Shares	Description	Value (†)
	Pharmaceuticals — continued
132	Roche Holding AG, ADR	$5,108
15	Zoetis, Inc.	2,821
		40,786
	Professional Services — 0.5%
5	Automatic Data Processing, Inc.	1,236
8	Ceridian HCM Holding, Inc.(a)	567
14	Concentrix Corp.	1,165
23	Equifax, Inc.	4,694
20	Exponent, Inc.	1,792
27	Korn Ferry	1,422
11	Leidos Holdings, Inc.	1,029
6	Paychex, Inc.	753
11	Paylocity Holding Corp.(a)	2,495
		15,153
	Real Estate Management & Development — 0.5%
137	CBRE Group, Inc., Class A(a)	11,413
14	Jones Lang LaSalle, Inc.(a)	2,332
		13,745
	Residential REITs — 0.1%
8	AvalonBay Communities, Inc.	1,509
12	Camden Property Trust	1,309
		2,818
	Retail REITs — 0.3%
202	Brixmor Property Group, Inc.	4,594
66	NNN REIT, Inc.	2,817
7	Simon Property Group, Inc.	872
		8,283
	Semiconductors & Semiconductor Equipment — 3.1%
30	Advanced Micro Devices, Inc.(a)	3,432
19	Analog Devices, Inc.	3,791
6	Broadcom, Inc.	5,392
4	First Solar, Inc.(a)	830
106	Intel Corp.	3,792
37	Lattice Semiconductor Corp.(a)	3,365
16	Micron Technology, Inc.	1,142
105	NVIDIA Corp.	49,065
11	Qorvo, Inc.(a)	1,210
73	QUALCOMM, Inc.	9,648
14	Silicon Laboratories, Inc.(a)	2,088
19	Synaptics, Inc.(a)	1,716
19	Texas Instruments, Inc.	3,420
11	Universal Display Corp.	1,605
22	Wolfspeed, Inc.(a)	1,450
		91,946
	Software — 5.5%
9	Adobe, Inc.(a)	4,916
8	ANSYS, Inc.(a)	2,737
71	Autodesk, Inc.(a)	15,051
6	Cadence Design Systems, Inc.(a)	1,404
42	Dynatrace, Inc.(a)	2,297
6	Intuit, Inc.	3,070
19	Manhattan Associates, Inc.(a)	3,622
146	Microsoft Corp.	49,044
253	Oracle Corp.	29,659
4	Palo Alto Networks, Inc.(a)	1,000
14	Qualys, Inc.(a)	1,943
8	Roper Technologies, Inc.	3,945
110	Salesforce, Inc.(a)	24,751
Shares	Description	Value (†)
	Software — continued
4	ServiceNow, Inc.(a)	$2,332
13	SPS Commerce, Inc.(a)	2,345
4	Synopsys, Inc.(a)	1,807
4	Tyler Technologies, Inc.(a)	1,587
64	Workday, Inc., Class A(a)	15,176
		166,686
	Specialized REITs — 0.2%
4	American Tower Corp.	761
8	Crown Castle, Inc.	866
2	Equinix, Inc.	1,620
18	Extra Space Storage, Inc.	2,498
30	VICI Properties, Inc.	945
25	Weyerhaeuser Co.	852
		7,542
	Specialty Retail — 0.6%
7	Asbury Automotive Group, Inc.(a)	1,579
14	Boot Barn Holdings, Inc.(a)	1,315
14	Dick's Sporting Goods, Inc.	1,974
10	Five Below, Inc.(a)	2,083
12	Home Depot, Inc.	4,006
7	Lithia Motors, Inc.	2,174
5	Ross Stores, Inc.	573
29	TJX Cos., Inc.	2,509
14	Williams-Sonoma, Inc.	1,941
		18,154
	Technology Hardware, Storage & Peripherals — 0.8%
108	Apple, Inc.	21,216
50	Hewlett Packard Enterprise Co.	869
30	HP, Inc.	985
		23,070
	Textiles, Apparel & Luxury Goods — 0.5%
13	Crocs, Inc.(a)	1,409
6	Deckers Outdoor Corp.(a)	3,262
34	NIKE, Inc., Class B	3,753
19	PVH Corp.	1,703
432	Under Armour, Inc., Class A(a)	3,482
185	Under Armour, Inc., Class C(a)	1,373
		14,982
	Trading Companies & Distributors — 0.2%
15	GATX Corp.	1,880
9	Watsco, Inc.	3,404
		5,284
	Water Utilities — 0.1%
20	American States Water Co.	1,768
5	American Water Works Co., Inc.	737
46	Essential Utilities, Inc.	1,946
		4,451
	Total Common Stocks (Identified Cost $1,731,251)	1,845,867

Principal Amount
Bonds and Notes — 3.5%
Apartment REITs — 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	858
See accompanying notes to financial statements.
| 102

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2065 Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — 0.0%
$1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$963
	Banking — 0.6%
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	938
1,000	Bank of New York Mellon Corp., Series 12, MTN, 3.650%, 2/04/2024	989
1,000	Bank of Nova Scotia, 3.400%, 2/11/2024	987
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	892
1,000	Citigroup, Inc., 4.600%, 3/09/2026	976
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	968
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	984
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,415
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	918
1,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	888
1,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	955
1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	929
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	983
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	970
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	976
1,000	State Street Corp., 2.400%, 1/24/2030	859
1,000	Truist Bank, 3.200%, 4/01/2024	983
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	956
		18,566
	Brokerage — 0.1%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	862
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	689
		1,551
	Building Materials — 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	936
	Diversified Manufacturing — 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,894
1,000	Emerson Electric Co., 2.000%, 12/21/2028	870
		2,764
	Electric — 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	987
1,000	Entergy Corp., 0.900%, 9/15/2025	906
1,000	Exelon Corp., 4.050%, 4/15/2030	935
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	831
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	953
		4,612
	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	782
	Finance Companies — 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	933
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	880
		1,813
	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	894
1,000	General Mills, Inc., 4.000%, 4/17/2025	975
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	873
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	898
		3,640
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.1%
$1,000	Equinor ASA, 3.625%, 4/06/2040	$831
1,000	Federal National Mortgage Association, 6.625%, 11/15/2030	1,150
		1,981
	Health Care REITs — 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	828
	Health Insurance — 0.1%
1,000	Elevance Health, Inc., 4.101%, 3/01/2028	962
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,074
		2,036
	Healthcare — 0.1%
1,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	960
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	942
		1,902
	Integrated Energy — 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	965
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,124
		2,089
	Mortgage Related — 0.9%
7,359	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	6,201
5,588	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	4,890
1,865	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,690
942	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	880
2,802	Federal National Mortgage Association, 2.500%, 4/01/2052	2,361
1,855	Federal National Mortgage Association, 3.000%, 4/01/2052	1,623
5,551	Federal National Mortgage Association, 3.500%, with various maturities in 2052(c)	5,032
954	Federal National Mortgage Association, 4.000%, 9/01/2052	891
939	Government National Mortgage Association, 3.000%, 6/20/2052	835
992	Government National Mortgage Association, 5.500%, 4/20/2053	986
		25,389
	Natural Gas — 0.0%
1,000	NiSource, Inc., 0.950%, 8/15/2025	916
	Office REITs — 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	958
1,000	Boston Properties LP, 2.750%, 10/01/2026	902
1,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	739
		2,599
	Other REITs — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	775
	Pharmaceuticals — 0.0%
1,000	AbbVie, Inc., 3.600%, 5/14/2025	969
	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	890
	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	928
	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	846
See accompanying notes to financial statements.
103 |

Portfolio of Investments – as of July 31, 2023 (Unaudited)
Natixis Sustainable Future 2065 Fund (continued)
Principal Amount	Description	Value (†)
	Retailers — 0.0%
$1,000	TJX Cos., Inc., 1.150%, 5/15/2028	$859
	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	963
1,000	Broadcom, Inc., 4.110%, 9/15/2028	947
1,000	Intel Corp., 2.450%, 11/15/2029	876
1,000	International Business Machines Corp., 4.000%, 6/20/2042	845
1,000	NVIDIA Corp., 2.850%, 4/01/2030	904
1,000	Oracle Corp., 2.950%, 5/15/2025	958
1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	786
		6,279
	Treasuries — 0.6%
2,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	1,090
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,509
2,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	1,499
3,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	2,409
4,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,299
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	1,640
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	1,645
5,000	U.S. Treasury Notes, 0.375%, 11/30/2025	4,524
		17,615
	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	802
	Wireless — 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,041
	Total Bonds and Notes (Identified Cost $119,230)	105,229

Shares
Exchange-Traded Funds — 8.8%
3,523	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $268,673)	263,380

Mutual Funds — 13.7%
11,709	WCM Focused Emerging Markets Fund, Institutional Class	156,074
11,269	WCM Focused International Growth Fund, Institutional Class	254,800
	Total Mutual Funds (Identified Cost $489,704)	410,874

Affiliated Mutual Funds — 9.9%
5,107	Mirova Global Green Bond Fund, Class N	42,237
21,287	Mirova International Sustainable Equity Fund, Class N	255,442
	Total Affiliated Mutual Funds (Identified Cost $348,084)	297,679

Principal Amount	Description	Value (†)
Short-Term Investments — 3.7%
$108,306	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2023 at 2.500% to be repurchased at $108,313, on 8/01/2023 collateralized by $106,600 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $110,840 including accrued interest (Note 2 of Notes to Financial Statements)	$108,306
1,000	U.S. Treasury Bills, 5.151%, 8/08/2023(d)	999
	Total Short-Term Investments (Identified Cost $109,305)	109,305
	Total Investments — 101.0% (Identified Cost $3,066,247)	3,032,334
	Other assets less liabilities — (1.0)%	(28,824)
	Net Assets — 100.0%	$3,003,510

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of Rule 144A holdings amounted to $918 or less than 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2023 (Unaudited)
Equity	92.4%
Fixed Income	4.9
Short-Term Investments	3.7
Total Investments	101.0
Other assets less liabilities	(1.0)
Net Assets	100.0%
See accompanying notes to financial statements.
| 104

Statements of Assets and Liabilities
July 31, 2023 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$3,085,523	$2,626,956	$6,222,283	$12,211,555
Affiliated investments at cost	2,565,227	1,589,081	2,973,670	4,481,672
Net unrealized appreciation on unaffiliated investments	51,818	24,048	69,183	300,860
Net unrealized depreciation on affiliated investments	(275,886)	(140,373)	(220,305)	(386,093)
Investments at value	5,426,682	4,099,712	9,044,831	16,607,994
Cash	—	1,469	538	2,643
Receivable for Fund shares sold	242	1,036	7,948	5,264
Receivable from investment adviser (Note 5)	11,709	10,960	11,133	10,724
Receivable for securities sold	546	—	2,921	—
Dividends and interest receivable	8,823	6,558	14,185	23,215
Dividends receivable from affiliates	2,143	1,348	2,694	3,336
Prepaid expenses (Note 6)	235	236	236	239
TOTAL ASSETS	5,450,380	4,121,319	9,084,486	16,653,415
LIABILITIES
Payable for securities purchased	7,507	7,574	14,324	26,807
Payable for Fund shares redeemed	14	31	140	340
Deferred Trustees’ fees (Note 5)	24,204	24,177	24,234	24,331
Administrative fees payable (Note 5)	210	157	356	641
Audit and tax services fees payable	18,984	18,984	18,984	18,984
Other accounts payable and accrued expenses	16,823	16,626	18,577	20,049
TOTAL LIABILITIES	67,742	67,549	76,615	91,152
NET ASSETS	$5,382,638	$4,053,770	$9,007,871	$16,562,263
NET ASSETS CONSIST OF:
Paid-in capital	$5,575,759	$4,317,299	$9,343,815	$16,806,014
Accumulated loss	(193,121)	(263,529)	(335,944)	(243,751)
NET ASSETS	$5,382,638	$4,053,770	$9,007,871	$16,562,263
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$5,382,638	$4,053,770	$9,007,871	$16,562,263
Shares of beneficial interest	600,864	469,591	861,699	1,457,257
Net asset value, offering and redemption price per share	$8.96	$8.63	$10.45	$11.37
See accompanying notes to financial statements.
105 |

Statements of Assets and Liabilities (continued)
July 31, 2023 (Unaudited)

	Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund
ASSETS
Unaffiliated investments at cost	$13,364,412	$14,361,855	$14,187,093	$14,078,276
Affiliated investments at cost	4,102,401	3,400,681	3,004,144	1,997,520
Net unrealized appreciation on unaffiliated investments	405,974	774,729	712,274	733,650
Net unrealized depreciation on affiliated investments	(390,277)	(251,583)	(255,458)	(149,798)
Investments at value	17,482,510	18,285,682	17,648,053	16,659,648
Cash	—	4,606	6,523	4,946
Receivable for Fund shares sold	12,067	187,385	14,744	12,119
Receivable from investment adviser (Note 5)	10,528	10,084	11,580	11,756
Receivable for securities sold	—	4,119	—	7,383
Dividends and interest receivable	20,342	16,304	11,587	11,946
Dividends receivable from affiliates	2,753	1,683	984	—
Prepaid expenses (Note 6)	240	238	239	239
TOTAL ASSETS	17,528,440	18,510,101	17,693,710	16,708,037
LIABILITIES
Payable for securities purchased	9,844	14,331	18,523	32,024
Payable for Fund shares redeemed	107	1,586	4,155	51,168
Deferred Trustees’ fees (Note 5)	24,331	24,282	24,249	24,225
Administrative fees payable (Note 5)	688	699	673	637
Audit and tax services fees payable	18,984	18,984	18,984	18,984
Other accounts payable and accrued expenses	32,876	20,433	20,279	20,838
TOTAL LIABILITIES	86,830	80,315	86,863	147,876
NET ASSETS	$17,441,610	$18,429,786	$17,606,847	$16,560,161
NET ASSETS CONSIST OF:
Paid-in capital	$17,245,251	$17,856,908	$17,041,535	$15,896,417
Accumulated earnings	196,359	572,878	565,312	663,744
NET ASSETS	$17,441,610	$18,429,786	$17,606,847	$16,560,161
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$17,441,610	$18,429,786	$17,606,847	$16,560,161
Shares of beneficial interest	1,530,724	1,610,162	1,465,860	1,402,632
Net asset value, offering and redemption price per share	$11.39	$11.45	$12.01	$11.81
See accompanying notes to financial statements.
| 106

Statements of Assets and Liabilities (continued)
July 31, 2023 (Unaudited)

	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund
ASSETS
Unaffiliated investments at cost	$12,004,245	$8,880,607	$2,718,163
Affiliated investments at cost	1,580,913	1,163,430	348,084
Net unrealized appreciation on unaffiliated investments	638,500	621,888	16,492
Net unrealized depreciation on affiliated investments	(107,886)	(61,130)	(50,405)
Investments at value	14,115,772	10,604,795	3,032,334
Receivable for Fund shares sold	169,083	33,437	36
Receivable from investment adviser (Note 5)	12,300	14,863	10,735
Receivable for securities sold	—	5,998	1,513
Dividends and interest receivable	8,958	6,556	1,814
Prepaid expenses (Note 6)	238	236	557
TOTAL ASSETS	14,306,351	10,665,885	3,046,989
LIABILITIES
Payable for securities purchased	26,331	18,696	5,596
Payable for Fund shares redeemed	1,112	34,782	—
Deferred Trustees’ fees (Note 5)	24,174	24,119	5,173
Administrative fees payable (Note 5)	539	402	116
Audit and tax services fees payable	18,984	18,984	18,984
Other accounts payable and accrued expenses	32,473	34,391	13,610
TOTAL LIABILITIES	103,613	131,374	43,479
NET ASSETS	$14,202,738	$10,534,511	$3,003,510
NET ASSETS CONSIST OF:
Paid-in capital	$13,561,880	$9,926,519	$3,104,424
Accumulated earnings (loss)	640,858	607,992	(100,914)
NET ASSETS	$14,202,738	$10,534,511	$3,003,510
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$14,202,738	$10,534,511	$3,003,510
Shares of beneficial interest	1,213,595	921,452	312,117
Net asset value, offering and redemption price per share	$11.70	$11.43	$9.62
See accompanying notes to financial statements.
107 |

Statements of Operations
For the Six Months Ended July 31, 2023 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$13,283	$12,505	$31,209	$64,104
Dividends from affiliated investments	31,616	18,383	29,394	37,245
Interest	19,585	13,747	30,376	47,479
Less net foreign taxes withheld	(64)	(61)	(143)	(300)
	64,420	44,574	90,836	148,528
Expenses
Management fees (Note 5)	3,041	2,640	6,384	12,509
Administrative fees (Note 5)	1,205	903	2,004	3,569
Trustees' fees and expenses (Note 5)	12,489	12,458	12,567	12,712
Transfer agent fees and expenses	1,305	1,439	1,556	1,770
Audit and tax services fees	17,319	17,319	17,319	17,319
Custodian fees and expenses	17,560	17,630	19,044	21,104
Interest expense (Note 9)	28	69	—	474
Legal fees	124	94	194	364
Registration fees	7,215	7,139	7,139	7,139
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	4,271	4,328	5,044	5,976
Miscellaneous expenses	7,836	7,724	7,757	7,849
Total expenses	78,893	78,243	85,508	97,285
Less waiver and/or expense reimbursement (Note 5)	(72,620)	(73,303)	(74,694)	(76,779)
Net expenses	6,273	4,940	10,814	20,506
Net investment income	58,147	39,634	80,022	128,022
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	40,208	(2,577)	69,457	121,741
Affiliated investments	(7,938)	(24,111)	(4,887)	(1,966)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	85,763	121,811	247,101	538,535
Affiliated investments	(12,171)	15,463	895	11,392
Net realized and unrealized gain on investments	105,862	110,586	312,566	669,702
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$164,009	$150,220	$392,588	$797,724
See accompanying notes to financial statements.
| 108

Statements of Operations (continued)
For the Six Months Ended July 31, 2023 (Unaudited)

	Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$81,074	$87,332	$88,792	$87,103
Dividends from affiliated investments	33,828	23,924	16,087	5,687
Interest	41,847	30,775	17,846	20,091
Less net foreign taxes withheld	(373)	(408)	(399)	(386)
	156,376	141,623	122,326	112,495
Expenses
Management fees (Note 5)	14,829	15,567	15,142	14,885
Administrative fees (Note 5)	3,902	3,783	3,595	3,368
Trustees' fees and expenses (Note 5)	12,747	12,731	12,707	12,688
Transfer agent fees and expenses	1,795	1,937	1,937	2,028
Audit and tax services fees	17,319	17,319	17,319	17,319
Custodian fees and expenses	26,004	23,440	24,707	25,665
Interest expense (Note 9)	65	51	—	—
Legal fees	382	364	339	314
Registration fees	7,139	7,139	7,139	7,139
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	6,078	6,217	6,268	6,360
Miscellaneous expenses	7,848	7,839	8,168	7,815
Total expenses	104,608	102,887	103,821	104,081
Less waiver and/or expense reimbursement (Note 5)	(80,957)	(79,153)	(82,864)	(82,994)
Net expenses	23,651	23,734	20,957	21,087
Net investment income	132,725	117,889	101,369	91,408
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	285,240	157,706	157,686	166,993
Affiliated investments	(10,290)	(3,249)	(6,251)	(1,828)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	591,732	870,889	897,545	870,114
Affiliated investments	31,730	35,316	49,125	52,699
Net realized and unrealized gain on investments	898,412	1,060,662	1,098,105	1,087,978
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,031,137	$1,178,551	$1,199,474	$1,179,386
See accompanying notes to financial statements.
109 |

Statements of Operations (continued)
For the Six Months Ended July 31, 2023 (Unaudited)

	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$74,829	$55,111	$16,985
Dividends from affiliated investments	1,883	1,242	392
Interest	13,472	10,107	2,532
Less net foreign taxes withheld	(326)	(235)	(81)
	89,858	66,225	19,828
Expenses
Management fees (Note 5)	12,429	9,138	2,880
Administrative fees (Note 5)	2,804	2,062	638
Trustees' fees and expenses (Note 5)	12,628	12,557	10,319
Transfer agent fees and expenses	1,909	2,122	1,015
Audit and tax services fees	17,319	17,319	17,319
Custodian fees and expenses	25,135	28,413	14,290
Legal fees	262	186	60
Registration fees	7,139	7,139	6,647
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	5,855	5,640	3,190
Miscellaneous expenses	8,131	8,096	7,680
Total expenses	100,111	99,172	70,538
Less waiver and/or expense reimbursement (Note 5)	(83,768)	(87,153)	(66,683)
Net expenses	16,343	12,019	3,855
Net investment income	73,515	54,206	15,973
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	155,131	106,812	9,965
Affiliated investments	(2,821)	510	(1,897)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	736,836	567,166	182,137
Affiliated investments	51,415	36,603	11,973
Net realized and unrealized gain on investments	940,561	711,091	202,178
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,014,076	$765,297	$218,151
See accompanying notes to financial statements.
| 110

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
FROM OPERATIONS:
Net investment income	$58,147	$103,852	$39,634	$79,902	$80,022	$126,376
Net realized gain (loss) on investments	32,270	66,701	(26,688)	(51,717)	64,570	(166,682)
Net change in unrealized appreciation (depreciation) on investments	73,592	(435,216)	137,274	(292,796)	247,996	(523,537)
Net increase (decrease) in net assets resulting from operations	164,009	(264,663)	150,220	(264,611)	392,588	(563,843)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(18,980)	(230,294)	—	(231,839)	(20,710)	(310,484)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	(128,113)	1,107,046	(298,638)	348,092	60,655	(1,264,851)
Net increase (decrease) in net assets	16,916	612,089	(148,418)	(148,358)	432,533	(2,139,178)
NET ASSETS
Beginning of the period	5,365,722	4,753,633	4,202,188	4,350,546	8,575,338	10,714,516
End of the period	$5,382,638	$5,365,722	$4,053,770	$4,202,188	$9,007,871	$8,575,338
See accompanying notes to financial statements.
111 |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
FROM OPERATIONS:
Net investment income	$128,022	$234,158	$132,725	$218,855	$117,889	$180,534
Net realized gain on investments	119,775	36,155	274,950	150,558	154,457	67,655
Net change in unrealized appreciation (depreciation) on investments	549,927	(1,226,320)	623,462	(968,921)	906,205	(639,773)
Net increase (decrease) in net assets resulting from operations	797,724	(956,007)	1,031,137	(599,508)	1,178,551	(391,584)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(62,615)	(822,453)	(152,676)	(724,780)	(72,812)	(583,854)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	658,180	1,643,571	(279,680)	4,977,762	1,736,889	4,942,379
Net increase (decrease) in net assets	1,393,289	(134,889)	598,781	3,653,474	2,842,628	3,966,941
NET ASSETS
Beginning of the period	15,168,974	15,303,863	16,842,829	13,189,355	15,587,158	11,620,217
End of the period	$16,562,263	$15,168,974	$17,441,610	$16,842,829	$18,429,786	$15,587,158
See accompanying notes to financial statements.
| 112

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
FROM OPERATIONS:
Net investment income	$101,369	$169,213	$91,408	$142,781	$73,515	$114,861
Net realized gain on investments	151,435	122,024	165,165	71,446	152,310	55,494
Net change in unrealized appreciation (depreciation) on investments	946,670	(731,471)	922,813	(627,266)	788,251	(439,039)
Net increase (decrease) in net assets resulting from operations	1,199,474	(440,234)	1,179,386	(413,039)	1,014,076	(268,684)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(77,145)	(570,515)	(75,437)	(500,254)	(70,076)	(342,817)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	1,789,774	4,109,650	2,230,415	3,819,234	2,162,087	3,567,685
Net increase in net assets	2,912,103	3,098,901	3,334,364	2,905,941	3,106,087	2,956,184
NET ASSETS
Beginning of the period	14,694,744	11,595,843	13,225,797	10,319,856	11,096,651	8,140,467
End of the period	$17,606,847	$14,694,744	$16,560,161	$13,225,797	$14,202,738	$11,096,651
See accompanying notes to financial statements.
113 |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund		Natixis Sustainable Future 2065 Fund
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
FROM OPERATIONS:
Net investment income	$54,206	$78,550	$15,973	$32,393
Net realized gain (loss) on investments	107,322	53,757	8,068	(86,235)
Net change in unrealized appreciation (depreciation) on investments	603,769	(329,773)	194,110	(110,140)
Net increase (decrease) in net assets resulting from operations	765,297	(197,466)	218,151	(163,982)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(57,939)	(272,397)	(464)	(37,166)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	2,035,590	2,714,363	40,675	63,861
Net increase (decrease) in net assets	2,742,948	2,244,500	258,362	(137,287)
NET ASSETS
Beginning of the period	7,791,563	5,547,063	2,745,148	2,882,435
End of the period	$10,534,511	$7,791,563	$3,003,510	$2,745,148
See accompanying notes to financial statements.
| 114

Financial Highlights
For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$8.71	$9.83	$10.37	$10.70	$10.11	$11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.20	0.16	0.12	0.17	0.23
Net realized and unrealized gain (loss)	0.18	(0.90)	0.40	1.25	1.02	(0.41)
Total from Investment Operations	0.28	(0.70)	0.56	1.37	1.19	(0.18)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)	(0.19)	(0.25)	(0.18)	(0.23)
Net realized capital gains	(0.03)	(0.21)	(0.91)	(1.45)	(0.42)	(0.61)
Total Distributions	(0.03)	(0.42)	(1.10)	(1.70)	(0.60)	(0.84)
Net asset value, end of the period	$8.96	$8.71	$9.83	$10.37	$10.70	$10.11
Total return(b)	3.24%(c)(d)	(6.97)%	5.15%	12.97%	11.81%	(1.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,383	$5,366	$4,754	$4,204	$6,191	$4,600
Net expenses(e)	0.24%(f)(g)	0.25%(h)(i)	0.28%(j)	0.31%(k)	0.31%(l)(m)	0.35%(n)
Gross expenses	3.03%(f)(g)	3.41%(i)	3.08%(j)	3.08%(k)	3.70%(m)	4.04%(n)
Net investment income	2.23%(f)	2.31%	1.47%	1.09%	1.62%	2.10%
Portfolio turnover rate	9%	28%	50%	61%	73%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 3.29%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 3.68%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.35%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

See accompanying notes to financial statements.
115 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$8.30	$9.41	$9.37	$10.66	$9.97	$11.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.17	0.13	0.11	0.17	0.22
Net realized and unrealized gain (loss)	0.25	(0.80)	0.49	1.38	1.06	(0.46)
Total from Investment Operations	0.33	(0.63)	0.62	1.49	1.23	(0.24)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.20)	(0.14)	(0.29)	(0.18)	(0.23)
Net realized capital gains	—	(0.28)	(0.44)	(2.49)	(0.36)	(0.90)
Total Distributions	—	(0.48)	(0.58)	(2.78)	(0.54)	(1.13)
Net asset value, end of the period	$8.63	$8.30	$9.41	$9.37	$10.66	$9.97
Total return(b)	3.98%(c)(d)	(6.64)%	6.35%	14.26%	12.31%	(1.66)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,054	$4,202	$4,351	$2,912	$6,006	$4,540
Net expenses(e)	0.25%(f)(g) (h)	0.26%(i)(j)	0.29%(k)	0.32%(l)	0.32%(m)(n)	0.38%(o)
Gross expenses	4.02%(f)(g) (h)	4.22%(i)	3.66%(k)	3.88%(l)	3.69%(n)	4.10%(o)
Net investment income	2.03%(f)	2.04%	1.30%	1.08%	1.60%	1.98%
Portfolio turnover rate	12%	88%	46%	95%	74%	65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.25% and the ratio of gross expenses would have been 4.01%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 4.27%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 4.48%, respectively.

(j)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.92%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(o)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

See accompanying notes to financial statements.
| 116

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$10.04	$11.21	$11.42	$10.89	$10.22	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.17	0.14	0.12	0.17	0.21
Net realized and unrealized gain (loss)	0.34	(0.95)	0.68	1.41	1.12	(0.54)
Total from Investment Operations	0.43	(0.78)	0.82	1.53	1.29	(0.33)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.19)	(0.16)	(0.16)	(0.17)	(0.20)
Net realized capital gains	(0.02)	(0.20)	(0.87)	(0.84)	(0.45)	(0.79)
Total Distributions	(0.02)	(0.39)	(1.03)	(1.00)	(0.62)	(0.99)
Net asset value, end of the period	$10.45	$10.04	$11.21	$11.42	$10.89	$10.22
Total return(b)	4.33%(c)(d)	(6.90)%	6.84%	14.35%	12.73%	(2.46)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$9,008	$8,575	$10,715	$7,192	$6,015	$3,757
Net expenses(e)	0.25%(f)(g)	0.28%(h)(i)	0.30%(j)	0.33%(k)	0.34%(l)(m)	0.42%(n)
Gross expenses	1.98%(f)(g)	2.40%(i)	1.76%(j)	3.00%(k)	4.18%(m)	4.88%(n)
Net investment income	1.85%(f)	1.68%	1.15%	1.08%	1.59%	1.88%
Portfolio turnover rate	13%	86%	49%	84%	67%	59%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.51% and 2.24%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.56% to 0.51%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 2.65%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 2.02%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

See accompanying notes to financial statements.
117 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$10.87	$12.27	$11.97	$11.15	$10.39	$11.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.18	0.15	0.12	0.17	0.19
Net realized and unrealized gain (loss)	0.45	(0.97)	0.86	1.60	1.19	(0.60)
Total from Investment Operations	0.54	(0.79)	1.01	1.72	1.36	(0.41)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.19)	(0.15)	(0.18)	(0.14)	(0.18)
Net realized capital gains	(0.04)	(0.42)	(0.56)	(0.72)	(0.46)	(0.81)
Total Distributions	(0.04)	(0.61)	(0.71)	(0.90)	(0.60)	(0.99)
Net asset value, end of the period	$11.37	$10.87	$12.27	$11.97	$11.15	$10.39
Total return(c)	5.03%(d)	(6.38)%	8.30%	15.88%	13.12%	(2.91)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,562	$15,169	$15,304	$7,665	$6,250	$3,194
Net expenses(e)	0.27%(f)(g) (h)	0.28%(i)(j)	0.31%(k)	0.34%(l)	0.37%(m)(n)	0.48%(o)
Gross expenses	1.26%(f)(g) (h)	1.40%(j)	1.43%(k)	2.88%(l)	4.37%(n)	5.34%(o)
Net investment income	1.66%(f)	1.63%	1.14%	1.06%	1.55%	1.68%
Portfolio turnover rate	9%	61%	24%	69%	80%	65%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.26% and the ratio of gross expenses would have been 1.26%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 1.52%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.57% to 0.52%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.66%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.69%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(o)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

See accompanying notes to financial statements.
| 118

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$10.85	$12.21	$12.02	$11.24	$10.46	$12.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.17	0.14	0.11	0.16	0.17
Net realized and unrealized gain (loss)	0.55	(0.96)	1.07	1.70	1.33	(0.67)
Total from Investment Operations	0.63	(0.79)	1.21	1.81	1.49	(0.50)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.17)	(0.14)	(0.17)	(0.17)	(0.17)
Net realized capital gains	(0.09)	(0.40)	(0.88)	(0.86)	(0.54)	(0.88)
Total Distributions	(0.09)	(0.57)	(1.02)	(1.03)	(0.71)	(1.05)
Net asset value, end of the period	$11.39	$10.85	$12.21	$12.02	$11.24	$10.46
Total return(c)	5.94%(d)	(6.35)%	9.85%	16.62%	14.29%	(3.68)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,442	$16,843	$13,189	$7,322	$5,566	$4,099
Net expenses(e)	0.28%(f)(g)	0.29%(h)(i)	0.33%(j)	0.36%(k)	0.39%(l)(m)	0.52%(n)
Gross expenses	1.24%(f)(g)	1.37%(i)	1.62%(j)	3.05%(k)	3.95%(m)	5.12%(n)
Net investment income	1.58%(f)	1.57%	1.08%	0.97%	1.47%	1.52%
Portfolio turnover rate	15%	39%	34%	89%	63%	74%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 1.49%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.58% to 0.53%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.63%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 1.87%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

See accompanying notes to financial statements.
119 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$10.76	$12.03	$11.69	$11.18	$10.43	$12.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.16	0.13	0.10	0.16	0.16
Net realized and unrealized gain (loss)	0.66	(0.94)	1.12	1.85	1.29	(0.75)
Total from Investment Operations	0.74	(0.78)	1.25	1.95	1.45	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.14)	(0.12)	(0.19)	(0.15)	(0.16)
Net realized capital gains	(0.05)	(0.35)	(0.79)	(1.25)	(0.55)	(1.02)
Total Distributions	(0.05)	(0.49)	(0.91)	(1.44)	(0.70)	(1.18)
Net asset value, end of the period	$11.45	$10.76	$12.03	$11.69	$11.18	$10.43
Total return(c)	6.90%(d)(e)	(6.30)%	10.49%	18.04%	13.94%	(4.19)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,430	$15,587	$11,620	$5,431	$5,662	$3,330
Net expenses(f)	0.29%(g)(h)	0.30%(i)(j)	0.33%(k)	0.36%(l)	0.39%(m)(n)	0.56%(o)
Gross expenses	1.26%(g)(h)	1.62%(j)	1.99%(k)	3.38%(l)	4.45%(n)	5.40%(o)
Net investment income	1.44%(g)	1.49%	1.01%	0.94%	1.50%	1.42%
Portfolio turnover rate	9%	41%	34%	64%	63%	90%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.51%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.25%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(o)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

See accompanying notes to financial statements.
| 120

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$11.25	$12.53	$12.12	$11.17	$10.38	$12.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.15	0.13	0.10	0.16	0.15
Net realized and unrealized gain (loss)	0.74	(0.91)	1.29	1.89	1.37	(0.81)
Total from Investment Operations	0.81	(0.76)	1.42	1.99	1.53	(0.66)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.14)	(0.13)	(0.18)	(0.15)	(0.16)
Net realized capital gains	(0.05)	(0.38)	(0.88)	(0.86)	(0.59)	(1.11)
Total Distributions	(0.05)	(0.52)	(1.01)	(1.04)	(0.74)	(1.27)
Net asset value, end of the period	$12.01	$11.25	$12.53	$12.12	$11.17	$10.38
Total return(c)	7.30%(d)	(5.89)%	11.36%	18.30%	14.73%	(4.53)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,607	$14,695	$11,596	$6,283	$4,951	$2,517
Net expenses(e)	0.27%(f)(g)	0.28%(h)(i)	0.33%(j)	0.37%(k)	0.40%(l)(m)	0.58%(n)
Gross expenses	1.34%(f)(g)	1.60%(i)	1.93%(j)	3.63%(k)	5.12%(m)	6.46%(n)
Net investment income	1.31%(f)	1.41%	0.97%	0.93%	1.45%	1.32%
Portfolio turnover rate	10%	39%	42%	72%	58%	77%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.61%, respectively

(h)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.19%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

See accompanying notes to financial statements.
121 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$11.03	$12.31	$11.75	$11.15	$10.41	$12.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.14	0.12	0.10	0.16	0.15
Net realized and unrealized gain (loss)	0.76	(0.92)	1.25	1.92	1.35	(0.84)
Total from Investment Operations	0.83	(0.78)	1.37	2.02	1.51	(0.69)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.13)	(0.12)	(0.18)	(0.15)	(0.16)
Net realized capital gains	(0.05)	(0.37)	(0.69)	(1.24)	(0.62)	(1.12)
Total Distributions	(0.05)	(0.50)	(0.81)	(1.42)	(0.77)	(1.28)
Net asset value, end of the period	$11.81	$11.03	$12.31	$11.75	$11.15	$10.41
Total return(c)	7.64%(d)	(6.24)%	11.40%	18.94%	14.57%	(4.82)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,560	$13,226	$10,320	$5,017	$4,557	$2,492
Net expenses(e)	0.29%(f)(g)	0.30%(h)(i)	0.34%(j)	0.38%(k)	0.41%(l)(m)	0.59%(n)
Gross expenses	1.43%(f)(g)	1.78%(i)	2.12%(j)	4.00%(k)	5.24%(m)	6.42%(n)
Net investment income	1.26%(f)	1.33%	0.91%	0.90%	1.43%	1.29%
Portfolio turnover rate	9%	40%	38%	80%	75%	83%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.69%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.05%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.38%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

See accompanying notes to financial statements.
| 122

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$10.93	$12.08	$11.53	$11.11	$10.43	$12.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.14	0.12	0.10	0.16	0.15
Net realized and unrealized gain (loss)	0.76	(0.88)	1.22	1.86	1.40	(0.83)
Total from Investment Operations	0.83	(0.74)	1.34	1.96	1.56	(0.68)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.12)	(0.20)	(0.16)	(0.16)
Net realized capital gains	(0.06)	(0.29)	(0.67)	(1.34)	(0.72)	(1.11)
Total Distributions	(0.06)	(0.41)	(0.79)	(1.54)	(0.88)	(1.27)
Net asset value, end of the period	$11.70	$10.93	$12.08	$11.53	$11.11	$10.43
Total return(c)	7.68%(d)	(6.02)%	11.33%	18.07%	14.93%	(4.80)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$14,203	$11,097	$8,140	$3,836	$4,178	$2,614
Net expenses(e)	0.27%(f)(g)	0.29%(h)(i)	0.33%(j)	0.39%(k)	0.42%(l)(m)	0.59%(n)
Gross expenses	1.65%(f)(g)	2.09%(i)	2.68%(j)	4.49%(k)	5.63%(m)	6.44%(n)
Net investment income	1.21%(f)	1.30%	0.90%	0.88%	1.42%	1.27%
Portfolio turnover rate	10%	37%	38%	71%	64%	85%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.93%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.37%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.95%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

See accompanying notes to financial statements.
123 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020	Year Ended January 31, 2019
Net asset value, beginning of the period	$10.68	$11.85	$11.64	$11.03	$10.40	$12.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.13	0.11	0.10	0.16	0.15
Net realized and unrealized gain (loss)	0.76	(0.83)	1.31	1.95	1.38	(0.82)
Total from Investment Operations	0.82	(0.70)	1.42	2.05	1.54	(0.67)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.14)	(0.19)	(0.17)	(0.16)
Net realized capital gains	(0.07)	(0.35)	(1.07)	(1.25)	(0.74)	(1.15)
Total Distributions	(0.07)	(0.47)	(1.21)	(1.44)	(0.91)	(1.31)
Net asset value, end of the period	$11.43	$10.68	$11.85	$11.64	$11.03	$10.40
Total return(c)	7.74%(d)	(5.82)%	11.72%	19.09%	14.78%	(4.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,535	$7,792	$5,547	$3,657	$3,198	$2,488
Net expenses(e)	0.27%(f)(g)	0.29%(h)(i)	0.34%(j)	0.38%(k)	0.42%(l)(m)	0.59%(n)
Gross expenses	2.23%(f)(g)	2.94%(i)	3.27%(j)	5.25%(k)	6.03%(m)	6.45%(n)
Net investment income	1.22%(f)	1.30%	0.87%	0.95%	1.45%	1.29%
Portfolio turnover rate	9%	42%	43%	79%	64%	80%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 2.51%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.22%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.53%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

See accompanying notes to financial statements.
| 124

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2065 Fund—Class N
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Period Ended January 31, 2022*
Net asset value, beginning of the period	$8.93	$9.61	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.11	0.01
Net realized and unrealized gain (loss)	0.64	(0.67)	(0.38)
Total from Investment Operations	0.69	(0.56)	(0.37)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.01)
Net realized capital gains	—	—	(0.01)
Total Distributions	(0.00)	(0.12)	(0.02)
Net asset value, end of the period	$9.62	$8.93	$9.61
Total return(c)	7.75%(d)	(5.69)%	(3.66)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,004	$2,745	$2,882
Net expenses(e)	0.28%(f)(g)	0.30%(h)(i)	0.34%(f)(j)
Gross expenses	5.12%(f)(g)	5.58%(i)	8.08%(f)(j)
Net investment income	1.16%(f)	1.26%	1.06%(f)
Portfolio turnover rate	8%	42%	5%

*	From commencement of operations on December 15, 2021 through January 31, 2022.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 5.39%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 5.85%, respectively.

(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 8.34%, respectively.

See accompanying notes to financial statements.
125 |

Notes to Financial Statements
July 31, 2023 (Unaudited)
1.Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust IV:
Natixis Sustainable Future 2015 Fund® (“Sustainable Future 2015 Fund”)
Natixis Sustainable Future 2020 Fund® (“Sustainable Future 2020 Fund”)
Natixis Sustainable Future 2025 Fund® (“Sustainable Future 2025 Fund”)
Natixis Sustainable Future 2030 Fund® (“Sustainable Future 2030 Fund”)
Natixis Sustainable Future 2035 Fund® (“Sustainable Future 2035 Fund”)
Natixis Sustainable Future 2040 Fund® (“Sustainable Future 2040 Fund”)
Natixis Sustainable Future 2045 Fund® (“Sustainable Future 2045 Fund”)
Natixis Sustainable Future 2050 Fund® (“Sustainable Future 2050 Fund”)
Natixis Sustainable Future 2055 Fund® (“Sustainable Future 2055 Fund”)
Natixis Sustainable Future 2060 Fund® (“Sustainable Future 2060 Fund”)
Natixis Sustainable Future 2065 Fund® (“Sustainable Future 2065 Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a
| 126

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of July 31, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are
127 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, passive foreign investment company adjustments, capital gain distribution received and distributions received from underlying funds. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, passive foreign investment company adjustments and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$124,815	$105,479	$230,294
Sustainable Future 2020 Fund	98,827	133,012	231,839
Sustainable Future 2025 Fund	150,882	159,602	310,484
Sustainable Future 2030 Fund	268,759	553,694	822,453
Sustainable Future 2035 Fund	242,767	482,013	724,780
Sustainable Future 2040 Fund	199,682	384,172	583,854
Sustainable Future 2045 Fund	182,305	388,210	570,515
Sustainable Future 2050 Fund	158,765	341,489	500,254
Sustainable Future 2055 Fund	126,050	216,767	342,817
Sustainable Future 2060 Fund	84,100	188,297	272,397
Sustainable Future 2065 Fund	37,166	—	37,166
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2023, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Late-year ordinary and post-October capital loss deferrals*	$—	$(7,568)	$—	$—	$—

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Sustainable Future 2020 Fund is deferring capital losses.

| 128

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$—	$—	$(55,273)
As of July 31, 2023, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$5,664,530	$4,223,238	$9,212,464	$16,719,984	$17,487,580
Gross tax appreciation	$249,177	$191,886	$442,005	$973,070	$1,157,580
Gross tax depreciation	(487,025)	(315,412)	(609,638)	(1,085,060)	(1,162,650)
Net tax depreciation	$(237,848)	$(123,526)	$(167,633)	$(111,990)	$(5,070)

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Federal tax cost	$17,772,562	$17,197,506	$16,082,078	$13,589,657	$10,047,280	$3,067,308
Gross tax appreciation	$1,437,953	$1,411,255	$1,385,422	$1,150,536	$927,569	$215,229
Gross tax depreciation	(924,833)	(960,708)	(807,852)	(624,421)	(370,054)	(250,203)
Net tax appreciation (depreciation)	$513,120	$450,547	$577,570	$526,115	$557,515	$(34,974)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of July 31, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
h. New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”) in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which was expected to occur no later than June 30, 2023. In January 2021, FASB issued Accounting Standard Update 2021-01 (“ASU 2021-01”), which is an update of ASU 2020-04. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation than LIBOR. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the
129 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. In December 2022, FASB issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. As of June 30, 2023, LIBOR had ceased to be published on a representative basis, and will be replaced by an alternative reference rate at the next reset date subsequent to June 30, 2023 for all investments for which LIBOR is the current reference rate. Management has elected to apply the optional expedients when appropriate and account for such modifications by prospectively adjusting the effective interest rate.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of July 31, 2023, at value:
Sustainable Future 2015 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,423,356	$—	$—	$1,423,356
Bonds and Notes(a)	—	1,109,558	—	1,109,558
Exchange-Traded Funds	180,471	—	—	180,471
Mutual Funds	258,361	—	—	258,361
Affiliated Mutual Funds	2,289,341	—	—	2,289,341
Short-Term Investments	—	165,595	—	165,595
Total Investments	$4,151,529	$1,275,153	$—	$5,426,682

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 130

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

Sustainable Future 2020 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,356,191	$—	$—	$1,356,191
Bonds and Notes(a)	—	779,207	—	779,207
Exchange-Traded Funds	166,117	—	—	166,117
Mutual Funds	223,351	—	—	223,351
Affiliated Mutual Funds	1,448,708	—	—	1,448,708
Short-Term Investments	—	126,138	—	126,138
Total Investments	$3,194,367	$905,345	$—	$4,099,712

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2025 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,212,938	$—	$—	$3,212,938
Bonds and Notes(a)	—	1,703,584	—	1,703,584
Exchange-Traded Funds	445,270	—	—	445,270
Mutual Funds	662,310	—	—	662,310
Affiliated Mutual Funds	2,753,365	—	—	2,753,365
Short-Term Investments	—	267,364	—	267,364
Total Investments	$7,073,883	$1,970,948	$—	$9,044,831

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2030 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,842,582	$—	$—	$6,842,582
Bonds and Notes(a)	—	2,701,850	—	2,701,850
Exchange-Traded Funds	934,425	—	—	934,425
Mutual Funds	1,486,336	—	—	1,486,336
Affiliated Mutual Funds	4,095,579	—	—	4,095,579
Short-Term Investments	—	547,222	—	547,222
Total Investments	$13,358,922	$3,249,072	$—	$16,607,994

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
131 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

Sustainable Future 2035 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,221,495	$—	$—	$8,221,495
Bonds and Notes(a)	—	2,156,570	—	2,156,570
Exchange-Traded Funds	1,140,912	—	—	1,140,912
Mutual Funds	1,726,467	—	—	1,726,467
Affiliated Mutual Funds	3,712,124	—	—	3,712,124
Short-Term Investments	—	524,942	—	524,942
Total Investments	$14,800,998	$2,681,512	$—	$17,482,510

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2040 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,799,987	$—	$—	$9,799,987
Bonds and Notes(a)	—	1,466,527	—	1,466,527
Exchange-Traded Funds	1,261,500	—	—	1,261,500
Mutual Funds	1,972,881	—	—	1,972,881
Affiliated Mutual Funds	3,149,098	—	—	3,149,098
Short-Term Investments	—	635,689	—	635,689
Total Investments	$16,183,466	$2,102,216	$—	$18,285,682

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2045 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,864,123	$—	$—	$9,864,123
Bonds and Notes(a)	—	775,332	—	775,332
Exchange-Traded Funds	1,384,630	—	—	1,384,630
Mutual Funds	2,247,805	—	—	2,247,805
Affiliated Mutual Funds	2,748,686	—	—	2,748,686
Short-Term Investments	—	627,477	—	627,477
Total Investments	$16,245,244	$1,402,809	$—	$17,648,053

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

Sustainable Future 2050 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,676,548	$—	$—	$9,676,548
Bonds and Notes(a)	—	860,293	—	860,293
Exchange-Traded Funds	1,398,311	—	—	1,398,311
Mutual Funds	2,225,187	—	—	2,225,187
Affiliated Mutual Funds	1,847,722	—	—	1,847,722
Short-Term Investments	—	651,587	—	651,587
Total Investments	$15,147,768	$1,511,880	$—	$16,659,648

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2055 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,273,934	$—	$—	$8,273,934
Bonds and Notes(a)	—	553,916	—	553,916
Exchange-Traded Funds	1,274,284	—	—	1,274,284
Mutual Funds	2,022,126	—	—	2,022,126
Affiliated Mutual Funds	1,473,027	—	—	1,473,027
Short-Term Investments	—	518,485	—	518,485
Total Investments	$13,043,371	$1,072,401	$—	$14,115,772

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2060 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,218,641	$—	$—	$6,218,641
Bonds and Notes(a)	—	402,983	—	402,983
Exchange-Traded Funds	964,254	—	—	964,254
Mutual Funds	1,526,344	—	—	1,526,344
Affiliated Mutual Funds	1,102,300	—	—	1,102,300
Short-Term Investments	—	390,273	—	390,273
Total Investments	$9,811,539	$793,256	$—	$10,604,795

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
133 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

Sustainable Future 2065 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,845,867	$—	$—	$1,845,867
Bonds and Notes(a)	—	105,229	—	105,229
Exchange-Traded Funds	263,380	—	—	263,380
Mutual Funds	410,874	—	—	410,874
Affiliated Mutual Funds	297,679	—	—	297,679
Short-Term Investments	—	109,305	—	109,305
Total Investments	$2,817,800	$214,534	$—	$3,032,334

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended July 31, 2023, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$94,437	$71,568	$393,486	$484,834
Sustainable Future 2020 Fund	66,577	77,382	391,992	623,750
Sustainable Future 2025 Fund	138,476	61,444	1,086,610	1,005,624
Sustainable Future 2030 Fund	305,836	27,181	1,666,127	1,340,696
Sustainable Future 2035 Fund	205,204	75,003	2,264,773	2,721,057
Sustainable Future 2040 Fund	164,452	10,357	2,752,038	1,404,140
Sustainable Future 2045 Fund	100,534	10,510	3,089,597	1,466,691
Sustainable Future 2050 Fund	92,945	5,929	3,298,829	1,230,337
Sustainable Future 2055 Fund	76,992	12,508	3,010,407	1,172,752
Sustainable Future 2060 Fund	54,089	2,762	2,726,463	817,291
Sustainable Future 2065 Fund	7,141	4,260	220,356	217,543
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Natixis Investment Managers Solutions division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA U.S. Large Cap Core ESG Segment. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.
Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis Investment Managers, LLC.
Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.
The aggregate management fee to be paid by each Fund is equal to the sum of:  (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment and (iv) effective October 17, 2022, 0.165% of the average daily net assets of the AIA U.S. Large Cap Core ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-
| 134

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
adviser; (vi) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vii) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of:  (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.
Natixis Advisors will voluntarily waive its fee for the management of a segment for any period during which the segment is invested entirely in unaffiliated exchange-traded funds. During the six months ended July 31, 2023, management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment were voluntarily waived.
Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended July 31, 2023, the Funds' expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.50%
Sustainable Future 2020 Fund	0.50%
Sustainable Future 2025 Fund	0.51%
Sustainable Future 2030 Fund	0.52%
Sustainable Future 2035 Fund	0.53%
Sustainable Future 2040 Fund	0.54%
Sustainable Future 2045 Fund	0.54%
Sustainable Future 2050 Fund	0.55%
Sustainable Future 2055 Fund	0.55%
Sustainable Future 2060 Fund	0.55%
Sustainable Future 2065 Fund	0.55%
Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
135 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
For the six months ended July 31, 2023, the management fees and waivers/reimbursements of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
Fund						Gross	Net
Sustainable Future 2015 Fund	$3,041	$403	$173	$2,465	$—	0.12%	— %
Sustainable Future 2020 Fund	2,640	377	160	2,103	—	0.14%	— %
Sustainable Future 2025 Fund	6,384	939	429	5,016	—	0.15%	— %
Sustainable Future 2030 Fund	12,509	1,936	866	9,707	—	0.16%	— %
Sustainable Future 2035 Fund	14,829	2,434	1,088	11,307	—	0.18%	— %
Sustainable Future 2040 Fund	15,567	2,684	1,135	11,748	—	0.19%	— %
Sustainable Future 2045 Fund	15,142	2,673	1,227	11,242	—	0.20%	— %
Sustainable Future 2050 Fund	14,885	2,612	1,228	11,045	—	0.20%	— %
Sustainable Future 2055 Fund	12,429	2,197	1,084	9,148	—	0.21%	— %
Sustainable Future 2060 Fund	9,138	1,618	800	6,720	—	0.21%	— %
Sustainable Future 2065 Fund	2,880	482	247	2,151	—	0.21%	— %

[1]
Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Core ESG, AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG
Segments is subject to possible recovery until January 31, 2025.

[2]
Voluntary waiver of Natixis Advisors’ management fee with respect to the AIA International Developed Markets Equity ESG Segment is not subject to recovery under the expense limitation agreements described above.

[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2025.
For the six months ended July 31, 2023, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):
Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Sustainable Future 2015 Fund	$2,465	$69,579	$72,044
Sustainable Future 2020 Fund	2,103	70,663	72,766
Sustainable Future 2025 Fund	5,016	68,310	73,326
Sustainable Future 2030 Fund	9,707	64,270	73,977
Sustainable Future 2035 Fund	11,307	66,128	77,435
Sustainable Future 2040 Fund	11,748	63,586	75,334
Sustainable Future 2045 Fund	11,242	67,722	78,964
Sustainable Future 2050 Fund	11,045	68,109	79,154
Sustainable Future 2055 Fund	9,148	71,339	80,487
Sustainable Future 2060 Fund	6,720	78,015	84,735
Sustainable Future 2065 Fund	2,151	63,803	65,954

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2025.
No expenses were recovered during the six months ended July 31, 2023, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
| 136

Notes to Financial Statements (continued)
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For the six months ended July 31, 2023, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Sustainable Future 2015 Fund	$1,205
Sustainable Future 2020 Fund	903
Sustainable Future 2025 Fund	2,004
Sustainable Future 2030 Fund	3,569
Sustainable Future 2035 Fund	3,902
Sustainable Future 2040 Fund	3,783
Sustainable Future 2045 Fund	3,595
Sustainable Future 2050 Fund	3,368
Sustainable Future 2055 Fund	2,804
Sustainable Future 2060 Fund	2,062
Sustainable Future 2065 Fund	638
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
e. Affiliated Ownership. As of July 31, 2023, the percentage of net assets owned by Natixis Investment Managers, LLC is as follows:
Percentage of Net Assets
Sustainable Future 2065 Fund	96.09%
Investment activities of affiliated shareholders could have material impacts on the Funds.
137 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
f. Affiliated Fund Transactions. A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended July 31, 2023, is as follows:
Sustainable Future 2015 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$863,879	$72,157	$32,651	$(3,076)	$(17,229)	$883,080	91,701	$19,389
Loomis Sayles Limited Term Government and Agency Fund, Class N	633,755	40,572	27,054	(1,330)	(5,107)	640,836	60,060	11,948
Mirova Global Green Bond Fund, Class N	579,164	29,212	21,414	(4,605)	4,087	586,444	70,912	—
Mirova International Sustainable Equity Fund, Class N	184,929	6,824	19,923	1,073	6,078	178,981	14,915	279
	$2,261,727	$148,765	$101,042	$(7,938)	$(12,171)	$2,289,341	237,588	$31,616

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2020 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$488,752	$68,295	$62,821	$(11,460)	$766	$483,532	50,211	$10,545
Loomis Sayles Limited Term Government and Agency Fund, Class N	417,500	42,673	52,331	(1,924)	(1,995)	403,923	37,856	7,581
Mirova Global Green Bond Fund, Class N	411,402	38,014	52,541	(9,109)	8,942	396,708	47,970	—
Mirova International Sustainable Equity Fund, Class N	180,108	9,847	31,542	(1,618)	7,750	164,545	13,712	257
	$1,497,762	$158,829	$199,235	$(24,111)	$15,463	$1,448,708	149,749	$18,383

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
| 138

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

Sustainable Future 2025 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$587,917	$118,554	$33,515	$(3,314)	$(11,392)	$658,250	68,354	$14,313
Loomis Sayles Limited Term Government and Agency Fund, Class N	742,987	102,413	43,097	(1,196)	(6,634)	794,473	74,459	14,396
Mirova Global Green Bond Fund, Class N	800,515	104,394	48,267	(4,012)	3,723	856,353	103,549	—
Mirova International Sustainable Equity Fund, Class N	427,948	33,335	35,827	3,635	15,198	444,289	37,024	685
	$2,559,367	$358,696	$160,706	$(4,887)	$895	$2,753,365	283,386	$29,394

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$748,991	$116,398	$8,880	$(1,305)	$(17,340)	$837,864	87,006	$17,926
Loomis Sayles Limited Term Government and Agency Fund, Class N	908,094	108,484	3,528	(105)	(9,629)	1,003,316	94,031	17,926
Mirova Global Green Bond Fund, Class N	1,193,966	139,072	9,765	(1,534)	1,120	1,322,859	159,959	—
Mirova International Sustainable Equity Fund, Class N	856,643	50,652	13,974	978	37,241	931,540	77,628	1,393
	$3,707,694	$414,606	$36,147	$(1,966)	$11,392	$4,095,579	418,624	$37,245

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
139 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

Sustainable Future 2035 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$751,572	$115,285	$60,949	$(6,643)	$(11,362)	$787,903	81,818	$17,314
Loomis Sayles Limited Term Government and Agency Fund, Class N	767,746	108,615	51,467	(1,825)	(6,191)	816,878	76,558	14,804
Mirova Global Green Bond Fund, Class N	918,382	150,080	78,241	(8,118)	8,356	990,459	119,765	—
Mirova International Sustainable Equity Fund, Class N	1,098,293	82,244	110,876	6,296	40,927	1,116,884	93,074	1,710
	$3,535,993	$456,224	$301,533	$(10,290)	$31,730	$3,712,124	371,215	$33,828

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$536,055	$130,942	$11,150	$(1,522)	$(12,355)	$641,970	66,664	$13,384
Loomis Sayles Limited Term Government and Agency Fund, Class N	421,960	102,820	5,710	(203)	(4,536)	514,331	48,203	8,751
Mirova Global Green Bond Fund, Class N	615,246	134,886	12,687	(1,849)	2,129	737,725	89,205	—
Mirova International Sustainable Equity Fund, Class N	1,086,659	135,928	17,918	325	50,078	1,255,072	104,589	1,789
	$2,659,920	$504,576	$47,465	$(3,249)	$35,316	$3,149,098	308,661	$23,924

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
| 140

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

Sustainable Future 2045 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$356,319	$116,275	$15,609	$(2,270)	$(7,416)	$447,299	46,449	$9,139
Loomis Sayles Limited Term Government and Agency Fund, Class N	236,576	77,698	9,750	(353)	(2,390)	301,781	28,283	5,021
Mirova Global Green Bond Fund, Class N	499,659	136,584	20,696	(3,078)	3,184	615,653	74,444	—
Mirova International Sustainable Equity Fund, Class N	1,160,627	191,974	23,845	(550)	55,747	1,383,953	115,330	1,927
	$2,253,181	$522,531	$69,900	$(6,251)	$49,125	$2,748,686	264,506	$16,087

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2050 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$125,046	$67,591	$7,092	$(1,030)	$(2,976)	$181,539	18,851	$3,767
Mirova Global Green Bond Fund, Class N	191,428	88,525	10,705	(1,457)	1,583	269,374	32,573	—
Mirova International Sustainable Equity Fund, Class N	1,119,712	237,236	14,890	659	54,092	1,396,809	116,401	1,920
	$1,436,186	$393,352	$32,687	$(1,828)	$52,699	$1,847,722	167,825	$5,687

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$9,940	$333	$1	$(184)	$9,424	979	$197
Mirova Global Green Bond Fund, Class N	163,690	54,424	8,985	(1,226)	1,414	209,317	25,310	—
Mirova International Sustainable Equity Fund, Class N	985,044	242,557	21,904	(1,596)	50,185	1,254,286	104,524	1,686
	$1,148,734	$306,921	$31,222	$(2,821)	$51,415	$1,473,027	130,813	$1,883

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
141 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)

Sustainable Future 2060 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$115,433	$50,787	$9,214	$(1,368)	$1,501	$157,139	19,001	$—
Mirova International Sustainable Equity Fund, Class N	692,718	236,376	20,913	1,878	35,102	945,161	78,764	1,242
	$808,151	$287,163	$30,127	$510	$36,603	$1,102,300	97,765	$1,242

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2065 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$39,714	$4,451	$1,881	$(525)	$478	$42,237	5,107	$—
Mirova International Sustainable Equity Fund, Class N	251,068	1,400	7,149	(1,372)	11,495	255,442	21,287	392
	$290,782	$5,851	$9,030	$(1,897)	$11,973	$297,679	26,394	$392

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.
g. Acquired Fund Fees and Expenses. Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.
6.Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.
Prior to April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended July 31, 2023, none of the Funds had borrowings under this agreement.
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Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
7.Risk.  A Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. A Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.
8.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Sustainable Future 2015 Fund	6	95.05%
Sustainable Future 2020 Fund	3	56.21%
Sustainable Future 2025 Fund	3	24.41%
Sustainable Future 2030 Fund	3	42.79%
Sustainable Future 2035 Fund	5	58.34%
Sustainable Future 2040 Fund	2	15.40%
Sustainable Future 2045 Fund	1	20.54%
Sustainable Future 2050 Fund	3	26.85%
Sustainable Future 2055 Fund	4	30.52%
Sustainable Future 2060 Fund	4	41.14%
Sustainable Future 2065 Fund	—	—
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
9.Interest Expense.  The Funds incur interest expense on cash overdrafts. Interest expense incurred for the six months ended July 31, 2023 is reflected on the Statements of Operations.
10.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
Sustainable Future 2015 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	22,187	$192,665	139,960	$1,187,847
Issued in connection with the reinvestment of distributions	2,184	18,980	26,994	230,294
Redeemed	(39,273)	(339,758)	(35,013)	(311,095)
Increase (decrease) from capital share transactions	(14,902)	$(128,113)	131,941	$1,107,046
143 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
10.Capital Shares (continued).

Sustainable Future 2020 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	38,349	$316,408	350,454	$2,992,322
Issued in connection with the reinvestment of distributions	—	—	28,136	231,829
Redeemed	(75,287)	(615,046)	(334,574)	(2,876,059)
Increase (decrease) from capital share transactions	(36,938)	$(298,638)	44,016	$348,092

Sustainable Future 2025 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	106,402	$1,068,095	445,043	$4,311,441
Issued in connection with the reinvestment of distributions	1,907	18,990	29,762	294,599
Redeemed	(101,002)	(1,026,430)	(576,283)	(5,870,891)
Increase (decrease) from capital share transactions	7,307	$60,655	(101,478)	$(1,264,851)

Sustainable Future 2030 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	148,380	$1,600,368	594,523	$6,386,317
Issued in connection with the reinvestment of distributions	5,834	62,598	77,985	822,331
Redeemed	(92,886)	(1,004,786)	(523,893)	(5,565,077)
Increase from capital share transactions	61,328	$658,180	148,615	$1,643,571

Sustainable Future 2035 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	195,495	$2,101,125	671,810	$7,037,782
Issued in connection with the reinvestment of distributions	14,340	152,575	67,515	719,460
Redeemed	(231,086)	(2,533,380)	(267,401)	(2,779,480)
Increase (decrease) from capital share transactions	(21,251)	$(279,680)	471,924	$4,977,762
| 144

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
10.Capital Shares (continued).

Sustainable Future 2040 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	253,378	$2,726,138	662,559	$6,770,668
Issued in connection with the reinvestment of distributions	6,848	72,451	55,789	582,231
Redeemed	(99,041)	(1,061,700)	(235,533)	(2,410,520)
Increase from capital share transactions	161,185	$1,736,889	482,815	$4,942,379

Sustainable Future 2045 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	253,730	$2,837,054	471,687	$5,108,149
Issued in connection with the reinvestment of distributions	6,990	77,106	52,309	570,472
Redeemed	(100,824)	(1,124,386)	(143,258)	(1,568,971)
Increase from capital share transactions	159,896	$1,789,774	380,738	$4,109,650

Sustainable Future 2050 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	277,042	$3,046,509	507,319	$5,353,485
Issued in connection with the reinvestment of distributions	6,945	75,004	46,503	498,627
Redeemed	(80,091)	(891,098)	(193,651)	(2,032,878)
Increase from capital share transactions	203,896	$2,230,415	360,171	$3,819,234

Sustainable Future 2055 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	305,447	$3,342,575	431,048	$4,474,126
Issued in connection with the reinvestment of distributions	6,549	69,940	32,253	342,480
Redeemed	(113,754)	(1,250,428)	(121,648)	(1,248,921)
Increase from capital share transactions	198,242	$2,162,087	341,653	$3,567,685
145 |

Notes to Financial Statements (continued)
July 31, 2023 (Unaudited)
10.Capital Shares (continued).

Sustainable Future 2060 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	264,369	$2,811,930	386,058	$3,970,864
Issued in connection with the reinvestment of distributions	5,550	57,939	26,363	272,396
Redeemed	(77,905)	(834,279)	(151,010)	(1,528,897)
Increase from capital share transactions	192,014	$2,035,590	261,411	$2,714,363

Sustainable Future 2065 Fund
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	4,843	$43,313	9,277	$77,896
Issued in connection with the reinvestment of distributions	2	15	123	986
Redeemed	(292)	(2,653)	(1,836)	(15,021)
Increase from capital share transactions	4,553	$40,675	7,564	$63,861
| 146

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp 9/30/24
5955706.1.1
NSFF58SA-0723
This page not part of shareholder report

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable.

(a)	(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 22, 2023

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	September 22, 2023